Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited)
July 31, 2026

Shares	Investments	Cost	Fair Value
	Common Stock (A) (0.81%)
	Australia (0.03%)
	Metals & Mining
1,363	Lynas Rare Earths Ltd.	$11,820	$13,455
	Cyprus (0.06%)
	Banks
2,675	Bank of Cyprus Holdings PLC	22,611	31,547
	France (0.09%)
	Media
2,376	Altice USA, Inc.	41,162	45,841
	Germany (0.40%)
	Independent Power and Renewable Electricity Producers
3,109	RWE AG	191,097	204,080
	Greece (0.03%)
	Electric Utilities
562	Public Power Corp. SA	12,142	14,448
	Japan (0.06%)
	Electronic Equipment, Instruments & Components
300	Rigaku Holdings Corp.	5,138	3,800
	Semiconductors & Semiconductor Equipment
600	Kokusai Electric Corp.	24,158	27,084
	Total Japan	29,296	30,884
	Spain (0.09%)
	Diversified REITs
2,579	Merlin Properties Socimi SA	39,989	44,842
	United States (0.05%)
	Electronic Equipment, Instruments & Components
761	Vishay Intertechnology, Inc.	38,573	26,041
	Total Common Stock	386,690	411,138
	Convertible Preferred Stock (A) (0.28%)
	United States (0.28%)
	Communications
188	Alphabet, Inc. Series A	9,400	9,430
188	Alphabet, Inc. Series B	9,400	9,438
	Technology
2,934	Oracle Corp. Series D	116,499	122,876
	Total United States	135,299	141,744
	Total Convertible Preferred Stock	135,299	141,744

Face Amount
Fixed Income (A) (65.25%)
Argentina ^ (0.62%)
Foreign Government Obligations
USD	400,000	Argentine Republic Government International Bonds	4.13%	07/09/2035	296,156	315,800
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Bulgaria (0.35%)
		Foreign Government Obligations
EUR	120,000	Bulgaria Government International Bonds REG S	4.13%	05/07/2038	$136,191	$134,884
EUR	40,000	Bulgaria Government International Bonds Series 20YR REG S	4.13%	07/18/2045	42,622	42,627
		Total Bulgaria			178,813	177,511
		Chile (1.83%)
		Basic Materials
USD	200,000	Corp Nacional del Cobre de Chile REG S	6.30%	09/08/2053	201,000	195,434
		Foreign Government Obligations
USD	200,000	Chile Government International Bonds	3.50%	04/15/2053	140,236	132,750
USD	200,000	Chile Government International Bonds	4.95%	01/05/2036	197,634	192,824
USD	400,000	Chile Government International Bonds	5.65%	01/13/2037	416,859	404,084
		Total Chile			955,729	925,092
		China (0.38%)
		Communications
USD	200,000	Tencent Holdings Ltd. 144A	5.60%	06/16/2046	199,145	191,782
		Dominican Republic (0.25%)
		Foreign Government Obligations
USD	150,000	Dominican Republic International Bonds REG S	5.88%	01/30/2060	131,827	126,750
		Indonesia (0.76%)
		Foreign Government Obligations
USD	400,000	Indonesia Government International Bonds	3.05%	03/12/2051	248,714	237,600
USD	200,000	Indonesia Government International Bonds	4.20%	10/15/2050	154,172	147,468
		Total Indonesia			402,886	385,068
		Kuwait (0.39%)
		Foreign Government Obligations
USD	200,000	Kuwait International Government Bonds 144A	5.51%	07/29/2036	200,000	198,850
		Mexico (3.80%)
		Energy
USD	370,000	Petroleos Mexicanos	6.75%	09/21/2047	309,704	303,566
		Foreign Government Obligations
USD	200,000	Mexico Government International Bonds	4.40%	02/12/2052	138,691	135,960
USD	530,000	Mexico Government International Bonds	6.25%	08/27/2037	524,950	516,220
USD	200,000	Mexico Government International Bonds	6.34%	05/04/2053	183,146	177,788
USD	600,000	Mexico Government International Bonds	6.63%	01/29/2038	610,709	598,176
USD	200,000	Mexico Government International Bonds	6.75%	02/09/2056	194,567	185,900
		Total Mexico			1,961,767	1,917,610
		Morocco (1.39%)
		Basic Materials
USD	400,000	OCP SA REG S	5.13%	06/23/2051	311,786	305,220
USD	200,000	OCP SA REG S	6.70%	03/01/2036	204,097	202,037
USD	200,000	OCP SA REG S	6.88%	04/25/2044	202,537	195,312
		Total Morocco			718,420	702,569
		Netherlands (0.88%)
		Industrial
USD	400,000	Trivium Packaging Finance BV 144A	12.25%	01/15/2031	417,309	442,629
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Paraguay (0.41%)
		Foreign Government Obligations
USD	200,000	Paraguay Government International Bonds REG S	6.65%	03/04/2055	$209,495	$209,495
		Philippines (1.28%)
		Foreign Government Obligations
USD	225,000	Philippine Government International Bonds	2.95%	05/05/2045	153,517	143,719
USD	400,000	Philippine Government International Bonds	4.20%	03/29/2047	319,402	304,904
USD	200,000	Philippine Government International Bonds	5.33%	06/24/2036	199,544	195,774
		Total Philippines			672,463	644,397
		Romania (0.24%)
		Foreign Government Obligations
USD	154,000	Romanian Government International Bonds REG S	5.13%	06/15/2048	122,769	121,460
		Saudi Arabia (0.77%)
		Energy
USD	400,000	Saudi Arabian Oil Co. REG S	6.38%	06/02/2055	407,730	387,332
		Serbia (0.38%)
		Foreign Government Obligations
USD	200,000	Serbia International Bonds 144A	5.50%	05/06/2036	195,372	190,742
		Turkey (0.78%)
		Foreign Government Obligations
USD	400,000	Turkey Government International Bonds	6.38%	05/22/2031	394,720	392,520
		United Arab Emirates (3.34%)
		Consumer Non-cyclical
USD	480,000	DP World Ltd. REG S	6.85%	07/02/2037	503,106	497,357
		Energy
USD	850,000	Abu Dhabi Crude Oil Pipeline LLC REG S	4.60%	11/02/2047	755,367	731,875
		Financial
USD	200,000	MDGH GMTN RSC Ltd. REG S	3.70%	11/07/2049	138,760	136,294
		Foreign Government Obligations
USD	225,000	Abu Dhabi Government International Bonds REG S	2.70%	09/02/2070	119,878	111,083
USD	325,000	Abu Dhabi Government International Bonds REG S	3.13%	09/30/2049	218,292	208,172
		Total United Arab Emirates			1,735,403	1,684,781
		United States (47.40%)
		Communications
USD	1,030,000	Amazon.com, Inc.	5.30%	07/09/2036	1,026,123	1,012,021
USD	850,000	Amazon.com, Inc.	5.55%	11/20/2065	841,819	735,738
USD	745,000	Amazon.com, Inc.	6.10%	07/09/2056	739,690	715,515
USD	625,000	Amazon.com, Inc.	6.25%	07/09/2066	614,581	599,088
USD	630,000	Block Communications, Inc. 144A	10.25%	03/01/2031	608,544	547,389
USD	600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	7.38%	02/01/2036	581,911	570,414
USD	525,000	Comcast Corp.	2.89%	11/01/2051	285,337	278,024
USD	750,000	Comcast Corp.	5.35%	05/15/2053	659,832	610,585
USD	590,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. 144A	9.25%	06/01/2032	590,000	603,738
USD	385,000	DISH Network Corp. 144A	11.75%	11/15/2027	389,088	389,088
USD	420,000	EchoStar Corp. PIK	6.75%	11/30/2030	411,691	425,964
USD	795,000	Level 3 Financing, Inc. 144A	8.50%	01/15/2036	798,810	827,104
USD	125,000	Meridian Arc Holdco LLC 144A	6.25%	04/30/2031	121,564	120,104
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Communications (continued)
USD	535,000	Meta Platforms, Inc.	5.25%	05/15/2036	$521,961	$512,941
USD	175,000	Meta Platforms, Inc.	5.63%	11/15/2055	174,700	146,364
USD	1,190,000	Meta Platforms, Inc.	5.75%	11/15/2065	1,175,689	981,270
USD	595,000	Meta Platforms, Inc.	6.45%	05/15/2066	592,123	545,054
USD	925,000	Paramount Global	5.85%	09/01/2043	669,613	655,726
USD	222,000	RD Michigan Property Owner I LLC 144A	7.50%	03/30/2045	219,233	215,157
USD	150,000	Sopaipilla Investor LLC 144A	7.53%	11/30/2048	150,000	155,473
USD	950,000	Space Exploration Technologies Corp. 144A	6.60%	07/15/2046	841,515	847,266
USD	750,000	Space Exploration Technologies Corp. 144A	6.65%	07/15/2056	744,506	663,715
USD	250,000	T-Mobile USA, Inc.	5.80%	09/15/2062	220,816	220,131
USD	125,000	Verizon Communications, Inc.	5.88%	11/30/2055	115,677	114,191
		Consumer Cyclical
USD	285,000	Michaels Cos, Inc. 144A	8.50%	03/15/2033	285,000	282,329
USD	320,000	Petco Health & Wellness Co., Inc. 144A	8.25%	02/01/2031	322,218	321,022
USD	150,000	Sabre Financial Borrower LLC 144A	11.13%	06/15/2029	157,999	157,819
USD	256,000	Starz Capital Holdings LLC 144A	5.50%	04/15/2029	220,632	230,400
		Consumer Non-cyclical
USD	560,000	BellRing Brands, Inc. 144A	7.00%	03/15/2030	552,469	553,560
USD	440,000	CHS/Community Health Systems, Inc. 144A	9.75%	01/15/2034	450,256	450,256
USD	50,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25%	03/01/2056	48,651	46,791
USD	425,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38%	04/15/2066	408,808	396,527
		Energy
USD	300,000	Cheniere Energy, Inc. 144A	6.00%	07/30/2056	297,737	297,737
USD	298,000	Diamondback Energy, Inc.	5.75%	04/18/2054	287,536	277,281
USD	600,000	Matador Resources Co. 144A	6.00%	04/15/2034	592,679	580,311
		Financial
USD	50,000	Acrisure LLC / Acrisure Finance, Inc. 144A	6.75%	07/01/2032	46,302	45,940
USD	650,000	Asurion LLC/Asurion Co-Issuer, Inc. 144A	8.00%	12/31/2032	655,570	657,557
USD	335,000	Athene Holding Ltd.	6.63%	05/19/2055	317,593	314,498
USD	625,000	First Eagle Holdings, Inc. 144A	7.25%	08/15/2032	625,000	632,297
USD	95,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	95,060	95,418
USD	320,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	328,586	328,868
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	689,918	674,907
USD	975,000	Morgan Stanley *	5.52%	11/19/2055	949,376	893,486
USD	135,000	Rocket Cos, Inc. 144A	6.13%	08/01/2031	135,000	135,615
USD	95,000	Rocket Cos, Inc. 144A	6.50%	06/15/2034	95,000	95,988
USD	195,000	Stonebriar ABF Issuer LLC 144A	8.13%	12/15/2030	195,000	203,029
		Technology
USD	300,000	AthenaHealth Group, Inc. 144A	7.50%	02/15/2032	300,569	307,566
USD	75,000	Cloud Software Group LLC 144A	6.63%	08/15/2033	67,245	65,389
USD	460,000	Cloud Software Group LLC 144A	9.00%	09/30/2029	452,589	450,686
USD	532,000	Microsoft Corp.	2.53%	06/01/2050	314,391	298,696
USD	417,000	Microsoft Corp.	2.68%	06/01/2060	226,673	215,114
USD	150,000	Oracle Corp.	5.95%	09/26/2055	119,230	119,181
USD	1,110,000	Oracle Corp.	6.10%	09/26/2065	987,749	872,210
USD	500,000	Oracle Corp.	6.70%	02/04/2056	431,173	440,880
USD	525,000	Oracle Corp.	6.85%	02/04/2066	460,728	461,940
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Technology (continued)
USD	600,000	Oracle Corp.	6.90%	11/09/2052	$531,652	$541,226
		Total United States			24,743,212	23,936,584
		Total Fixed Income			33,943,216	32,950,972
		Fixed Income Sell-Buyback Agreements (A) (B) (516.85%)
		Australia (5.65%)
		Foreign Government Obligations
AUD	1,176,000	New South Wales Treasury Corp.	2.25%	05/07/2041	519,085	529,649
AUD	2,385,000	Queensland Treasury Corp. REG S	3.50%	08/21/2030	1,578,038	1,594,905
AUD	1,087,000	Treasury Corp. of Victoria	5.25%	09/15/2038	718,416	727,073
		Total Australia			2,815,539	2,851,627
		Austria (0.14%)
		Foreign Government Obligations
EUR	111,000	Republic of Austria Government Bonds REG S	2.10%	09/20/2117	71,602	71,680
		Belgium (4.54%)
		Foreign Government Obligations
EUR	843,250	Kingdom of Belgium Government Bonds Series 106 REG S	3.40%	06/22/2036	940,242	943,056
EUR	780,505	Kingdom of Belgium Government Bonds Series 80 REG S	2.15%	06/22/2066	509,909	507,009
EUR	750,000	Region de Bruxelles-Capitale	3.84%	06/05/2036	840,910	844,586
		Total Belgium			2,291,061	2,294,651
		Bulgaria (1.84%)
		Foreign Government Obligations
EUR	130,000	Bulgaria Government International Bonds REG S	4.13%	05/07/2038	145,007	146,083
EUR	145,000	Bulgaria Government International Bonds Series 20YR REG S	4.13%	07/18/2045	153,427	154,475
EUR	545,000	Bulgaria Government International Bonds Series 8YR REG S	3.63%	09/05/2032	621,877	627,265
		Total Bulgaria			920,311	927,823
		Canada (77.28%)
		Foreign Government Obligations
CAD	1,317,000	Canadian Government Bonds	2.00%	12/01/2051	640,212	637,629
EUR	2,331,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	2,580,643	2,598,248
AUD	4,773,000	CPPIB Capital, Inc.	4.75%	01/15/2031	3,300,272	3,323,095
AUD	1,591,000	CPPIB Capital, Inc.	5.30%	03/10/2036	1,086,158	1,093,723
EUR	541,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	604,490	608,834
EUR	1,583,000	CPPIB Capital, Inc. REG S	3.25%	08/27/2035	1,768,209	1,775,630
AUD	1,400,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	968,243	975,289
AUD	3,513,000	CPPIB Capital, Inc. REG S	4.60%	01/16/2030	2,429,600	2,447,564
EUR	1,719,000	OMERS Finance Trust REG S	3.13%	01/25/2029	1,955,402	1,973,738
AUD	863,000	OMERS Finance Trust REG S	4.50%	10/16/2029	592,159	597,904
EUR	1,746,000	Ontario Teachers' Finance Trust REG S	0.10%	05/19/2028	1,889,756	1,909,246
EUR	1,364,000	Ontario Teachers' Finance Trust REG S	1.85%	05/03/2032	1,433,905	1,443,904
CAD	1,244,000	Province of Alberta	3.95%	06/01/2035	889,618	887,624
AUD	815,000	Province of Alberta	5.20%	05/15/2034	559,867	563,728
AUD	1,300,000	Province of British Columbia REG S	4.95%	07/16/2032	893,033	899,707
AUD	833,000	Province of Manitoba	4.85%	08/28/2034	551,807	553,769
EUR	691,000	Province of Manitoba REG S	3.35%	02/04/2036	770,357	773,574
CAD	992,000	Province of Ontario	3.45%	06/02/2045	598,340	595,830
CAD	515,000	Province of Ontario	3.50%	06/02/2043	320,072	319,250
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Canada (continued)
		Foreign Government Obligations (continued)
CAD	619,000	Province of Ontario	3.90%	06/02/2036	$436,916	$435,498
USD	5,252,000	Province of Ontario	4.85%	05/29/2036	5,238,172	5,196,375
AUD	1,544,000	Province of Quebec	5.25%	05/02/2034	1,061,955	1,068,035
AUD	3,702,000	PSP Capital, Inc.	4.10%	08/13/2030	2,498,328	2,516,163
AUD	2,813,000	PSP Capital, Inc.	4.50%	09/05/2031	1,907,252	1,921,475
EUR	455,000	PSP Capital, Inc. REG S	2.88%	07/23/2032	505,484	508,763
EUR	1,175,000	PSP Capital, Inc. REG S	3.25%	07/02/2034	1,318,292	1,326,148
AUD	2,976,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	2,062,604	2,075,855
		Total Canada			38,861,146	39,026,598
		Cyprus (1.21%)
		Foreign Government Obligations
EUR	546,000	Cyprus Government International Bonds REG S	3.25%	01/28/2036	605,144	608,324
		Finland (0.98%)
		Foreign Government Obligations
EUR	442,000	Finland Government Bonds Series 10YR REG S	3.00%	09/15/2034	493,620	495,677
		France (10.96%)
		Foreign Government Obligations
EUR	500,000	Action Logement Services REG S	4.00%	07/16/2036	563,051	566,548
EUR	500,000	Agence Francaise de Developpement EPIC REG S	4.38%	07/15/2041	567,071	569,259
USD	3,952,000	Caisse d'Amortissement de la Dette Sociale 144A	4.00%	03/03/2033	3,763,335	3,751,724
EUR	1,343,000	French Republic Government Bonds OAT REG S	0.75%	05/25/2052	655,516	648,890
		Total France			5,548,973	5,536,421
		Germany (33.46%)
		Foreign Government Obligations
EUR	2,048,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.30%	02/15/2033	2,245,505	2,258,645
EUR	1,330,800	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2046	1,294,371	1,289,574
EUR	837,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2033	931,832	936,876
EUR	6,099,617	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2034	6,730,988	6,774,531
EUR	1,006,500	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2035	1,104,952	1,108,857
EUR	408,320	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	02/15/2036	456,528	459,415
EUR	2,354,250	Bundesrepublik Deutschland Bundesanleihe REG S	3.25%	07/04/2042	2,620,284	2,620,497
EUR	1,437,000	Bundesrepublik Deutschland Bundesanleihe REG S +	3.60%	08/15/2052	651,282	643,020
EUR	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	812,946	803,125
		Total Germany			16,848,688	16,894,540
		Greece (14.83%)
		Foreign Government Obligations
EUR	6,799,000	Hellenic Republic Government Bonds REG S	3.38%	06/16/2036	7,453,095	7,489,875
		Hungary (1.65%)
		Foreign Government Obligations
EUR	740,000	Hungary Government International Bonds Series 5YR REG S	3.50%	03/23/2032	824,571	833,327
		Italy (123.56%)
		Financial
EUR	365,000	Banca Monte dei Paschi di Siena SpA REG S	2.63%	01/22/2030	406,371	410,745
EUR	929,000	Banca Monte dei Paschi di Siena SpA REG S	2.75%	01/18/2031	1,031,414	1,042,364
EUR	743,000	Banca Monte dei Paschi di Siena SpA REG S	3.38%	07/16/2030	847,660	856,441
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Italy (continued)
		Foreign Government Obligations
EUR	8,723,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.80%	07/01/2036	$9,848,632	$9,900,691
EUR	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,380,377	5,433,443
EUR	555,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	606,519	609,173
EUR	8,484,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.95%	10/01/2041	9,311,984	9,328,036
EUR	4,677,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	5,092,603	5,089,532
EUR	3,423,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	3,899,781	3,887,645
EUR	1,369,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	5.00%	08/01/2034	1,701,757	1,710,248
EUR	2,453,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.15%	03/15/2033	2,724,082	2,746,372
EUR	1,216,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	11/15/2032	1,366,118	1,374,432
EUR	8,002,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.30%	06/15/2033	8,967,860	9,019,916
EUR	1,835,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	4.00%	11/15/2030	2,152,144	2,170,168
EUR	2,481,637	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.25%	02/15/2046	2,744,953	2,751,111
USD	1,550,000	Republic of Italy Government International Bonds 144A	4.50%	07/14/2031	1,529,166	1,527,994
USD	3,895,000	Republic of Italy Government International Bonds 144A	5.13%	07/14/2036	3,842,632	3,820,309
USD	750,000	Republic of Italy Government International Bonds 144A	6.00%	07/14/2056	731,423	718,571
		Total Italy			62,185,476	62,397,191
		Japan « (12.44%)
		Foreign Government Obligations
JPY	380,968,920	Japan Government CPI-Linked Bonds Series 24	0.10%	03/10/2029	2,320,728	2,410,525
JPY	65,851,856	Japan Government CPI-Linked Bonds Series 26 + (C)	(0.06%)	03/10/2031	402,353	418,933
JPY	262,969,425	Japan Government CPI-Linked Bonds Series 28 +	0.39%	03/10/2033	1,561,926	1,624,957
JPY	307,864,011	Japan Government CPI-Linked Bonds Series 30 +	0.77%	03/10/2035	1,758,427	1,826,192
		Total Japan			6,043,434	6,280,607
		Netherlands (13.26%)
		Foreign Government Obligations
AUD	1,140,000	BNG Bank NV	2.45%	07/21/2032	680,238	682,939
AUD	385,000	BNG Bank NV REG S	3.30%	07/17/2028	260,638	262,364
EUR	451,000	Netherlands Government Bonds REG S	2.50%	07/15/2033	496,427	499,234
EUR	3,131,624	Netherlands Government Bonds REG S	2.75%	07/15/2036	3,421,580	3,441,200
EUR	1,142,000	Netherlands Government Bonds REG S	3.50%	01/15/2056	1,265,711	1,261,736
EUR	450,000	Netherlands Government Bonds REG S	4.00%	01/15/2037	546,213	547,690
		Total Netherlands			6,670,807	6,695,163
		Portugal (12.54%)
		Foreign Government Obligations
EUR	2,556,000	Portugal Obrigacoes do Tesouro OT REG S	3.88%	06/15/2046	2,862,923	2,866,207
EUR	1,187,040	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	1,311,578	1,319,269
EUR	1,912,000	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.25%	06/13/2036	2,137,403	2,147,433
		Total Portugal			6,311,904	6,332,909
		Slovakia (1.45%)
		Foreign Government Obligations
EUR	660,000	Slovakia Government Bonds Series 256 REG S	3.63%	11/04/2037	729,370	733,970
		Spain (25.27%)
		Foreign Government Obligations
EUR	1,526,000	Spain Government Bonds REG S	0.70%	04/30/2032	1,519,883	1,529,687
EUR	2,101,000	Spain Government Bonds REG S	3.20%	10/31/2035	2,341,423	2,349,578
EUR	1,013,000	Spain Government Bonds REG S	3.25%	04/30/2034	1,146,293	1,152,148
EUR	3,364,000	Spain Government Bonds REG S	3.45%	10/31/2034	3,847,680	3,867,839
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Spain (continued)
		Foreign Government Obligations (continued)
EUR	2,064,000	Spain Government Bonds REG S	3.50%	01/31/2041	$2,248,006	$2,255,345
EUR	635,000	Spain Government Bonds REG S	4.00%	10/31/2054	699,537	697,126
EUR	757,000	Spain Government Bonds REG S	4.20%	01/31/2037	907,351	911,019
		Total Spain			12,710,173	12,762,742
		Supranational (70.23%)
		Financial
USD	312,000	Corp Andina de Fomento *	4.18%	09/19/2029	312,922	311,998
USD	3,421,000	Corp Andina de Fomento	4.63%	01/15/2036	3,316,391	3,301,818
EUR	4,988,000	European Investment Bank Series EARN REG S	2.63%	06/16/2031	5,575,261	5,615,086
EUR	1,495,000	European Investment Bank Series EARN REG S	3.00%	01/14/2036	1,657,813	1,664,879
		Foreign Government Obligations
EUR	2,008,000	European Financial Stability Facility REG S	2.88%	01/29/2035	2,196,169	2,214,596
EUR	433,000	European Union Series UFA REG S	0.70%	07/06/2051	233,645	232,763
EUR	1,870,000	European Union Series UFA REG S	2.50%	10/14/2030	2,081,496	2,103,571
EUR	3,340,000	European Union Series UFA REG S	2.88%	10/13/2031	3,764,325	3,793,087
EUR	4,459,500	European Union Series UFA REG S	3.38%	10/04/2039	4,870,147	4,883,108
EUR	4,354,375	European Union Series UFA REG S	3.63%	12/12/2040	4,837,097	4,843,719
EUR	1,771,500	European Union Series UFA REG S	3.75%	10/12/2045	1,941,818	1,939,985
EUR	2,710,800	European Union Series UFA REG S	4.00%	10/12/2046	3,056,061	3,052,935
EUR	1,377,750	European Union Series UFA REG S	4.00%	10/12/2055	1,512,782	1,509,871
		Total Supranational			35,355,927	35,467,416
		Sweden (18.84%)
		Foreign Government Obligations
AUD	358,000	Svensk Exportkredit AB	4.20%	04/01/2031	239,649	242,004
SEK	3,210,000	Sweden Government Bonds Series 1064 REG S	1.38%	06/23/2071	181,831	185,650
SEK	11,535,000	Sweden Government Bonds Series 1068 REG S	2.75%	02/09/2037	1,160,896	1,177,508
SEK	71,216,764	Sweden Inflation Linked Bonds Series 3104 REG S «	3.50%	12/01/2028	7,699,270	7,909,344
		Total Sweden			9,281,646	9,514,506
		United Kingdom (86.72%)
		Foreign Government Obligations
GBP	1,301,000	U.K. Gilts REG S	0.63%	10/22/2050	586,643	583,594
GBP	3,211,329	U.K. Gilts REG S	0.88%	10/22/2029	3,814,071	3,864,677
GBP	2,521,000	U.K. Gilts REG S	0.88%	07/31/2033	2,579,632	2,605,170
GBP	7,982,685	U.K. Gilts REG S	1.00%	01/31/2032	8,756,548	8,853,394
GBP	1,495,282	U.K. Gilts REG S	1.25%	07/31/2051	812,450	809,645
GBP	1,429,839	U.K. Gilts REG S	1.50%	07/22/2047	935,616	934,574
GBP	693,500	U.K. Gilts REG S	1.50%	07/31/2053	388,896	387,057
GBP	1,241,250	U.K. Gilts REG S	1.75%	09/07/2037	1,184,959	1,187,370
GBP	2,111,250	U.K. Gilts REG S	2.50%	07/22/2065	1,432,511	1,428,204
GBP	3,525,250	U.K. Gilts REG S	3.75%	01/29/2038	4,101,321	4,128,808
GBP	3,066,000	U.K. Gilts REG S	3.75%	10/22/2053	2,976,614	2,975,786
GBP	2,296,000	U.K. Gilts REG S	4.25%	07/31/2034	2,929,342	2,955,270
GBP	482,000	U.K. Gilts REG S	4.25%	12/07/2055	509,782	509,767
GBP	1,095,800	U.K. Gilts REG S	4.38%	03/07/2030	1,448,675	1,467,170
GBP	301,500	U.K. Gilts REG S	4.38%	07/31/2054	325,872	326,308
GBP	3,672,300	U.K. Gilts REG S	4.50%	03/07/2035	4,734,605	4,775,430
GBP	964,000	U.K. Gilts REG S	4.63%	03/07/2037	1,229,892	1,238,690
GBP	901,000	U.K. Gilts REG S	4.75%	12/07/2038	1,145,676	1,152,582
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		United Kingdom (continued)
		Foreign Government Obligations (continued)
GBP	1,538,500	U.K. Gilts REG S	4.75%	10/22/2043	$1,865,867	$1,873,276
GBP	692,148	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.13%	11/22/2037	836,971	843,986
GBP	694,732	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.75%	09/22/2038	889,105	895,138
		Total United Kingdom			43,485,048	43,795,896
		Total Fixed Income Sell-Buyback Agreements			259,507,535	261,010,943
		Convertible Bonds + (A) (0.40%)
		China (0.15%)
		Communications
USD	80,000	Alibaba Group Holding Ltd. REG S	0.75%	09/15/2032	76,458	77,280
		United States (0.25%)
		Technology
USD	140,000	Penguin Solutions, Inc. 144A	2.60%	08/01/2031	122,931	124,488
		Total Convertible Bonds			199,389	201,768
		Bank Loans * (A) (7.32%)
		France (1.52%)
		Communications
USD	754,132	Altice France SA 2021 Term Loan B	10.62%	05/30/2031	758,641	766,545
		United States (5.80%)
		Communications
USD	315,000	Directv Financing LLC 2026 Term Loan B	8.32%	08/02/2029	317,363	316,663
USD	1,157,308	Discovery Global Holdings, Inc. 2026 Term Loan	6.23%	05/27/2033	1,154,637	1,158,037
		Consumer Non-cyclical
USD	244,383	1261229 BC Ltd. 2025 Term Loan	9.98%	10/08/2030	236,560	236,829
USD	198,990	HireRight Holdings Corp. 2025 Term Loan	6.98%	09/30/2030	179,091	193,434
USD	380,000	MP Midco Holdings LLC	10.23%	03/31/2030	383,644	382,090
		Financial
USD	420,000	Acrisure LLC 2024 Term Loan B6	6.73%	11/06/2030	393,762	383,670
USD	273,614	Apex Group Treasury LLC 2025 USD Term Loan B	7.16%	02/27/2032	262,451	259,669
		Total United States			2,927,508	2,930,392
		Total Bank Loans			3,686,149	3,696,937
		Short-Term Investments + (A) (23.97%)
		United States (23.97%)
		United States Government and Agency Obligations
		U.S. Treasury Bills
USD	210,000	3.93%09/10/2026			209,137	209,195
USD	5,525,000	4.02%09/22/2026 (D)			5,495,215	5,496,734
USD	2,775,000	4.69%09/03/2026 (D)			2,765,694	2,766,304
USD	1,300,000	5.45%09/08/2026 (D)			1,295,003	1,295,287
USD	255,000	8.07%08/20/2026 (D)			254,510	254,565
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount	Investments	Cost	Fair Value
		Short-Term Investments + (A) (continued)
		United States (continued)
		U.S. Treasury Bills (continued)
USD	2,087,000	9.23%08/27/2026 (D)	$2,081,457	$2,081,984
		Total United States	12,101,016	12,104,069
		Total Short-Term Investments	12,101,016	12,104,069

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (1.35%)
	Foreign Currency Options (0.17%)
37,000	EUR vs AUD	DBF	Call	1.65	08/11/2026	61,106	248	60
37,000	EUR vs AUD	DBF	Put	1.65	08/11/2026	61,106	248	385
311,000	EUR vs USD	GST	Call	1.22	08/10/2026	379,420	914	0
59,000	EUR vs USD	BCY	Call	1.14	08/13/2026	67,313	431	696
311,000	EUR vs USD	PAR	Call	1.21	08/26/2026	376,310	595	3
118,000	EUR vs USD	HUS	Call	1.15	09/01/2026	135,228	796	1,245
301,000	EUR vs USD	BCY	Call	1.19	09/07/2026	358,190	957	73
269,000	EUR vs USD	BOA	Call	1.17	09/08/2026	315,402	469	399
269,000	EUR vs USD	PAR	Call	1.18	09/14/2026	316,075	357	412
298,000	EUR vs USD	BCY	Call	1.20	09/14/2026	356,855	662	62
269,000	EUR vs USD	PAR	Call	1.19	10/12/2026	318,765	430	472
59,000	EUR vs USD	BCY	Put	1.14	08/13/2026	67,313	431	96
168,000	EUR vs USD	UBS	Put	1.14	08/20/2026	191,990	1,123	472
169,000	EUR vs USD	BCY	Put	1.14	08/20/2026	193,184	1,091	488
118,000	EUR vs USD	HUS	Put	1.15	09/01/2026	135,228	796	554
73,000	USD vs BRL	HUS	Call	5.16	08/27/2026	376,388	913	625
73,000	USD vs BRL	HUS	Put	5.16	08/27/2026	376,388	913	1,205
67,000	USD vs CAD	BCY	Call	1.41	08/14/2026	94,390	339	99
134,000	USD vs CAD	HUS	Call	1.40	08/28/2026	188,163	567	475
67,000	USD vs CAD	BCY	Put	1.41	08/14/2026	94,390	339	416
134,000	USD vs CAD	HUS	Put	1.40	08/28/2026	188,163	567	747
67,000	USD vs CHF	CBK	Call	0.80	08/19/2026	53,888	504	570
67,000	USD vs CHF	CBK	Put	0.80	08/19/2026	53,888	504	302
777,000	USD vs CNY	PAR	Call	6.79	08/25/2026	5,271,945	1,138	1,064
2,148,000	USD vs CNY	HUS	Call	6.77	07/23/2027	14,541,960	9,473	10,038
8,000	USD vs COP	PAR	Call	4,000.00	08/27/2026	32,000,000	1,684	6
961,000	USD vs HKD	HUS	Call	7.81	09/08/2026	7,507,812	1,612	2,706
961,000	USD vs HKD	HUS	Call	7.81	09/15/2026	7,507,812	1,528	2,563
997,000	USD vs HKD	HUS	Call	7.81	11/04/2026	7,781,585	1,560	2,535
165,000	USD vs INR	MSI	Call	96.40	04/16/2027	15,906,000	3,336	4,079
165,000	USD vs INR	MSI	Put	96.40	04/16/2027	15,906,000	3,336	1,835
66,000	USD vs JPY	BOA	Call	160.50	08/04/2026	10,593,000	616	126
67,000	USD vs JPY	CBK	Call	161.95	08/20/2026	10,850,650	477	132
1,076,000	USD vs JPY	PAR	Call	166.50	10/08/2026	179,154,000	4,642	1,043
807,000	USD vs JPY	MSI	Call	166.00	10/14/2026	133,962,000	3,034	1,078
3,585,000	USD vs JPY	UBS	Call	164.25	12/16/2026	588,836,250	33,412	17,578
27,000	USD vs JPY	BOA	Call	166.00	01/20/2027	4,482,000	3,205	0
66,000	USD vs JPY	BOA	Put	160.50	08/04/2026	10,593,000	612	659
67,000	USD vs JPY	CBK	Put	161.95	08/20/2026	10,850,650	477	1,375
539,000	USD vs JPY	MSI	Put	148.50	07/14/2027	80,041,500	6,630	7,984
84,000	USD vs PLN	DBF	Call	3.77	08/06/2026	316,848	687	108
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
85,000	USD vs PLN	GST	Call	3.77	08/11/2026	320,509	$717	$218
67,000	USD vs SEK	UBS	Call	9.60	08/18/2026	642,932	657	308
67,000	USD vs SEK	UBS	Put	9.60	08/18/2026	642,932	657	757
168,000	USD vs TWD	GST	Call	31.68	05/31/2027	5,322,240	4,722	5,854
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	634	136
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	750	136
8,000	USD vs TWD	CBK	Put	29.00	01/19/2027	232,000	516	136
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	560	136
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	491	136
168,000	USD vs TWD	GST	Put	31.68	05/31/2027	5,322,240	4,722	2,512
122,000	USD vs ZAR	BOA	Call	17.34	03/18/2027	2,115,541	6,564	2,965
122,000	USD vs ZAR	BOA	Put	17.34	03/18/2027	2,115,541	6,564	6,392
	Total Foreign Currency Options						119,207	84,451
	Options on Equity Indices (0.42%)
9	S&P 500 Index	CBOE	Put	6,000.00	12/17/2027	54,000	189,807	161,127
3	S&P 500 Index	CBOE	Put	7,300.00	09/18/2026	21,900	45,691	24,825
5	S&P 500 Index	CBOE	Put	7,225.00	08/31/2026	36,125	33,867	20,800
2	S&P 500 Index	CBOE	Put	7,000.00	08/11/2026	14,000	2,553	395
4	S&P 500 Index	CBOE	Put	7,000.00	08/14/2026	28,000	6,785	1,820
9	S&P 500 Mini Index	BCY	Put	727.00	08/14/2026	6,543	5,278	1,643
	Total Options on Equity Indices						283,981	210,610
	Options on Exchange Traded Funds (0.38%)
71	ARK Innovation ETF	CHX	Put	68.00	08/14/2026	4,828	7,856	6,035
3	Invesco QQQ Trust	AMX	Put	650.00	08/07/2026	1,950	913	285
26	Invesco QQQ Trust	AMX	Call	700.00	08/21/2026	18,200	22,357	24,973
8	Invesco QQQ Trust	AMX	Put	663.00	08/07/2026	5,304	8,148	1,636
7	Invesco QQQ Trust	AMX	Put	660.00	08/14/2026	4,620	8,747	2,853
14	Invesco QQQ Trust	AMX	Put	663.00	08/21/2026	9,282	20,909	9,345
7	Invesco QQQ Trust	AMX	Put	658.00	08/14/2026	4,606	8,337	2,632
52	Invesco QQQ Trust	NASDAQ	Call	700.00	08/31/2026	36,400	46,794	66,690
10	Invesco QQQ Trust	AMX	Put	650.00	08/14/2026	6,500	5,030	2,740
437	iShares 7-10 Year Treasury Bond ETF	AMX	Call	96.00	08/21/2026	41,952	16,306	874
180	iShares 7-10 Year Treasury Bond ETF	AMX	Put	92.00	10/16/2026	16,560	11,631	13,320
55	iShares Expanded Tech-Software Sector ETF	PSE	Put	87.00	08/21/2026	4,785	6,054	3,905
31	iShares MSCI South Korea ETF	AMX	Put	120.00	08/21/2026	3,720	7,928	4,805
14	iShares MSCI USA Momentum Factor ETF	PSE	Call	312.50	08/21/2026	4,375	7,606	7,840
20	iShares Russell 2000 ETF	AMX	Call	310.00	08/21/2026	6,200	8,973	300
106	KraneShares CSI China Internet ETF	NASDAQ	Call	30.00	08/28/2026	3,180	5,438	4,134
28	Roundhill Memory ETF	NYSE	Put	40.00	06/17/2027	1,120	17,817	23,800
44	Roundhill Memory ETF	NYSE	Call	67.00	08/21/2026	2,948	18,048	4,268
6	SPDR S&P Biotech ETF	CHX	Put	145.00	09/18/2026	870	2,540	3,378
5	VanEck Semiconductor ETF	AMX	Call	635.00	08/21/2026	3,175	11,988	1,500
3	VanEck Semiconductor ETF	AMX	Call	600.00	08/21/2026	1,800	7,450	2,310
15	VanEck Semiconductor ETF	AMX	Call	740.00	09/18/2026	11,100	13,855	2,835
	Total Options on Exchange Traded Funds						264,725	190,458
	Options on Exchange Traded Futures Contracts (0.11%)
16	3 Month SOFR	CME	Call	97.50	12/10/2027	1,560	9,723	3,100
60	3 Month SOFR	CME	Put	95.50	03/12/2027	5,730	23,488	22,875
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Exchange Traded Futures Contracts (continued)
129	3 Month SOFR	CME	Put	95.75	12/11/2026	12,352	$44,325	$31,444
4	Live Cattle	CME	Call	2.50	08/07/2026	10	5,091	40
	Total Options on Exchange Traded Futures Contracts						82,627	57,459
	Options on Securities (0.27%)
20	Alibaba Group Holding Ltd.	AMX	Call	130.00	08/21/2026	2,600	7,490	4,940
28	Amazon.com, Inc.	AMX	Call	260.00	08/21/2026	7,280	16,088	44,520
11	ARM Holdings PLC	NASDAQ	Put	205.00	08/21/2026	2,255	7,509	7,205
49	CoreWeave, Inc.	NASDAQ	Put	50.00	08/21/2026	2,450	11,854	4,410
3	CoreWeave, Inc.	NASDAQ	Call	100.00	06/17/2027	300	5,599	5,310
54	Dynatrace, Inc.	AMX	Call	50.00	08/21/2026	2,700	9,786	6,264
38	Elastic NV	CBT	Call	70.00	08/21/2026	2,660	9,447	8,170
16	Guardant Health, Inc.	PSE	Call	195.00	08/21/2026	3,120	11,573	1,440
30	Intel Corp.	AMX	Call	110.00	08/14/2026	3,300	3,821	3,150
44	IREN Ltd.	CHX	Put	25.00	08/21/2026	1,100	8,008	2,442
124	Lyft, Inc.	AMX	Call	18.00	08/21/2026	2,232	6,929	5,704
4	Meta Platforms, Inc.	AMX	Call	700.00	08/21/2026	2,800	10,663	268
4	Meta Platforms, Inc.	AMX	Call	635.00	08/21/2026	2,540	6,405	1,052
10	Meta Platforms, Inc.	AMX	Call	590.00	08/14/2026	5,900	2,819	6,000
14	Microsoft Corp.	AMX	Put	420.00	08/21/2026	5,880	6,165	2,912
18	Microsoft Corp.	AMX	Call	480.00	08/21/2026	8,640	8,933	13,104
2	Oracle Corp.	AMX	Call	130.00	08/21/2026	260	778	1,610
1	Oracle Corp.	AMX	Call	140.00	08/21/2026	140	386	420
16	Robert Half, Inc.	PHL	Call	45.00	12/18/2026	720	7,190	3,920
8	Tesla, Inc.	AMX	Put	275.00	08/14/2026	2,200	2,759	944
10	Tesla, Inc.	AMX	Call	335.00	08/14/2026	3,350	3,938	3,550
11	Vertiv Holdings Co.	CHX	Put	210.00	08/14/2026	2,310	5,536	3,267
34	Warby Parker, Inc.	AMX	Call	40.00	01/15/2027	1,360	14,757	7,650
	Total Options on Securities						168,433	138,252
	Total Purchased Options Contracts						918,973	681,230

	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (3.62%)
EUR	874,418	10YR Interest Rate Swap Pay EUR Put	JPM	1Y	2.99%	01/04/2027	12,115	25,568
EUR	8,873,042	10YR Interest Rate Swap Pay EUR Put	MSI	OM	0.00%	06/14/2027	11,279	19,478
EUR	13,689,244	10YR Interest Rate Swap Pay EUR Put	MSI	OM	0.00%	06/14/2027	10,575	23,224
EUR	13,689,244	10YR Interest Rate Swap Pay EUR Put	PAR	OM	0.00%	06/14/2027	9,972	22,622
EUR	13,690,394	10YR Interest Rate Swap Pay EUR Put	BOA	OM	0.00%	06/14/2027	8,567	21,218
EUR	972,215	10YR Interest Rate Swap Pay EUR Put	CBK	1Y	3.45%	04/02/2031	46,262	46,820
EUR	8,453,091	10YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.52%	01/09/2035	503,184	801,783
EUR	972,215	10YR Interest Rate Swap Receive EUR Call	CBK	1Y	3.45%	04/02/2031	46,262	40,714
EUR	8,453,091	10YR Interest Rate Swap Receive EUR Call	BOA	1Y	2.52%	01/09/2035	503,184	181,876
USD	2,735,000	10YR Interest Rate Swap Receive USD Call	BCY	1Y	2.90%	06/11/2027	5,892	3,047
GBP	1,217,904	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.48%	08/11/2026	961	8,084
GBP	2,442,536	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.78%	08/11/2026	451	9,188
USD	5,962,000	1YR Interest Rate Swap Pay USD Put	BOA	1Y	4.23%	03/15/2027	12,799	17,829
USD	1,900,000	2YR Interest Rate Swap Receive USD Call	DBF	1Y	0.50%	06/23/2028	395	358
USD	1,900,000	2YR Interest Rate Swap Receive USD Call	DBF	1Y	2.50%	06/23/2028	3,691	2,753
USD	1,904,000	2YR Interest Rate Swap Receive USD Call	DBF	1Y	0.50%	06/23/2028	396	360
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (continued)
USD	1,904,000	2YR Interest Rate Swap Receive USD Call	DBF	1Y	2.50%	06/23/2028	$3,875	$2,760
EUR	3,598,920	5YR Interest Rate Swap Pay EUR Put	BCY	1Y	3.05%	10/29/2026	23,304	28,089
JPY	3,061,027	5YR Interest Rate Swap Pay JPY Put	BOA	1Y	1.42%	01/09/2030	53,169	224,549
JPY	1,238,757	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.45%	02/05/2030	20,851	90,136
JPY	1,438,436	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	27,653	93,545
JPY	1,726,123	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	32,705	112,253
EUR	3,598,920	5YR Interest Rate Swap Receive EUR Call	BCY	1Y	3.05%	10/29/2026	23,304	17,558
JPY	3,061,027	5YR Interest Rate Swap Receive JPY Call	BOA	1Y	1.42%	01/09/2030	53,169	4,556
JPY	1,238,757	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.45%	02/05/2030	20,851	1,973
JPY	1,438,436	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	27,653	4,268
JPY	1,726,123	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	32,705	5,121
USD	7,975,000	CDX NA IG Series 46 Version 1 Index	GST	3M	72.50%	08/19/2026	7,975	344
USD	3,105,000	CDX NA IG Series 46 Version 1 Index	GST	3M	60.00%	09/16/2026	3,260	2,316
USD	3,112,000	CDX NA IG Series 46 Version 1 Index	GST	3M	60.00%	09/16/2026	2,956	2,321
USD	3,115,000	CDX NA IG Series 46 Version 1 Index	GST	3M	60.00%	09/16/2026	2,648	2,324
USD	22,680,000	CDX NA IG Series 46 Version 1 Index	GST	3M	65.00%	09/16/2026	26,173	10,916
USD	7,975,000	CDX NA IG Series 46 Version 1 Index	GST	3M	85.00%	10/21/2026	11,065	3,323
		Total Purchased Swaptions Contracts					1,549,301	1,831,274
		Total Investments (619.85%)					$312,427,568	$313,030,075
		Net Other Assets and Other Liabilities ((519.85)%)						$(262,529,418)
		Net Assets (100.00%)						$50,500,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of July 31, 2026.
^	Step Bond. The coupon rate stated is as of July 31, 2026 and resets periodically.
+	Zero-coupon bond. Rate represents annualized yield at period end.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)
At July 31, 2026, security (or a portion thereof) was pledged as collateral for securities sold short.  The aggregate value of securities pledged as collateral for securities sold short is $310,517,571, which represents 615% of net assets.

(B)
Security purchased under forward delivery commitments due within 60 days after July 31, 2026. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

(C)	Due to deposit rate cuts by central banks, rates may be negative.
(D)
At July 31, 2026, security (or a portion thereof) was pledged as collateral for OTC derivatives.  The aggregate value of securities pledged as collateral for open
OTC derivatives is $10,461,118, which represents 21% of net assets.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
1Y	Annually
3M	Quarterly
AMX	Armenia Stock Exchange
BCY	Barclays Bank PLC
BOA	Bank of America NA
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CBT	Chicago Board of Trade
CHX	Chicago Stock Exchange
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DBF	Deutsche Bank AG
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
ETF	Exchange Traded Fund
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
IG	Investment Grade
JPM	JPMorgan Chase Bank NA
LLC	Limited Liability Company
MSI	Morgan Stanley & Co. International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OAT	French Treasury Bond
OM	Once at maturity
PAR	BNP Paribas
PHL	Nasdaq PHLX
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
PSE	Philippine Stock Exchange
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
REITs	Real Estate Investment Trusts
SA	French Public Limited Company
SOFR	Secured Overnight Financing Rate
SpA	Italian Public Limited Company
UBS	UBS AG

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026

Concentration by Industry
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	501.44%	$253,233,162
Financial	35.75	18,060,567
Communications	29.75	15,021,235
United States Government and Agency Obligations	23.97	12,104,069
Technology	7.96	4,020,252
Consumer Non-cyclical	5.47	2,756,844
Energy	5.11	2,578,102
Purchased Swaptions Contracts	3.62	1,831,274
Consumer Cyclical	1.96	991,570
Basic Materials	1.78	898,003
Industrial	0.88	442,629
Options on Equity Indices	0.42	210,610
Independent Power and Renewable Electricity Producers	0.40	204,080
Options on Exchange Traded Funds	0.38	190,458
Options on Securities	0.27	138,252
Foreign Currency Options	0.17	84,451
Options on Exchange Traded Futures Contracts	0.11	57,459
Media	0.09	45,841
Diversified REITs	0.09	44,842
Banks	0.06	31,547
Electronic Equipment, Instruments & Components	0.06	29,841
Semiconductors & Semiconductor Equipment	0.05	27,084
Electric Utilities	0.03	14,448
Metals & Mining	0.03	13,455
Total Investments	619.85%	$313,030,075
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	326,000	09/30/2027	3M	GST	1.00%	Panama Government International Bonds	Sell	$(3,420)	$1,183	$4,603
USD	275,000	02/01/2028	3M	GST	5.00%	CCO Holdings LLC/CCO Holdings Capital Corp.	Sell	23,632	16,856	(6,776)
USD	325,000	09/12/2031	3M	DBF	1.00%	Brazil Government International Bonds	Sell	0	3,133	3,133
USD	525,000	09/12/2031	3M	GST	1.00%	Brazil Government International Bonds	Sell	(5,214)	5,061	10,275
Total Bi-Lateral Credit Default Swaps								$14,998	$26,233	$11,235
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(3,337,000)	06/20/2031	3M	ICE	1.00%	iTraxx Europe Series 45 Version 1 Index	Sell	$64,387	$84,561	$20,174
USD	(2,925,000)	06/20/2031	3M	ICE	1.00%	CDX NA IG Series 46 Version 1 Index	Sell	59,358	63,569	4,211
USD	(1,098,000)	06/20/2031	3M	ICE	5.00%	CDX NA HY Series 46 Version 1 Index	Sell	75,209	87,711	12,502
USD	9,849,000	06/20/2031	3M	ICE	1.00%	CDX EM Series 45 Version 1 Index	Buy	207,471	179,608	(27,863)
Total Centrally Cleared Credit Default Swaps								$406,425	$415,449	$9,024
Bi-Lateral Cross Currency Swaps
Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
09/16/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	CAD 978,591 plus 3 Month CAD CORRA minus 0.02%	$0	$948	$948
09/16/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	AUD 974,912 plus 3 Month AUD BBSW plus 0.03%	0	33	33
09/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NOK 972,084 plus 3 Month NOK NIBOR minus 0.19%	0	1,467	1,467
09/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NZD 979,098 plus 3 Month NZD BKBM minus 0.02%	0	1,351	1,351
09/18/2031	3M	BOA	USD Variable plus 3 Month USD SOFR	SEK 979,524 plus 3 Month SEK STIBOR minus 0.15%	0	986	986
Total Bi-Lateral Cross Currency Swaps					$0	$4,785	$4,785
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	133,808,731	10/30/2026	1Y	LCH	1.06%	Receive	12 Month JPY TONA	$1,255	$1,157	$(98)
EUR	61,363,379	11/04/2026	1M	LCH	2.38%	Receive	12 Month EUR STR	2,727	803	(1,924)
GBP	11,347,567	05/15/2027	1M	LCH	4.67%	Pay	U.K. Retail Price Index	159,920	37,133	(122,787)
JPY	20,869,605	08/03/2027	1Y	LCH	1.22%	Receive	12 Month JPY TONA	8,039	21,147	13,108
HUF	100,465	09/16/2027	1Y	LCH	6.19%	Pay	12 Month HUF BUBOR	0	581	581
CLP	122,230	09/16/2027	1M	CME	4.75%	Receive	6 Month CLP TNA ABIF	0	67	67
HUF	190,767	09/16/2027	1Y	LCH	5.72%	Pay	12 Month HUF BUBOR	0	307	307
CLP	622,755	09/16/2027	1M	CME	4.75%	Receive	6 Month CLP TNA ABIF	0	361	361
CAD	897,591	09/16/2027	1M	LCH	2.53%	Receive	6 Month CAD CORRA	823	1,424	601
NOK	4,311,645	09/16/2027	3M	LCH	4.50%	Receive	12 Month NOK NIBOR	9,895	21,180	11,285
MXN	288,615	12/15/2027	1M	CME	7.21%	Receive	28 Day MXN TIIE Banxico	0	86	86
MXN	1,011,570	12/15/2027	1M	CME	7.22%	Receive	28 Day MXN TIIE Banxico	34	155	121
MXN	1,333,807	12/15/2027	1M	CME	7.13%	Receive	28 Day MXN TIIE Banxico	16	1,339	1,323
KRW	158,901	12/16/2027	3M	LCH	4.10%	Pay	3 Month KRW CD KSDA	(7)	529	536
CLP	294,974	12/16/2027	1M	CME	4.80%	Receive	6 Month CLP TNA ABIF	0	205	205
ILS	512,922	12/16/2027	1Y	LCH	3.11%	Receive	1 day ILS SHIR	0	1,084	1,084
HUF	673,304	12/16/2027	1Y	LCH	5.59%	Pay	12 Month HUF BUBOR	(102)	545	647
SGD	751,334	12/16/2027	6M	LCH	1.50%	Receive	6 Month SGD SOR Telerate	0	542	542
CLP	1,060,931	12/16/2027	1M	CME	4.80%	Receive	6 Month CLP TNA ABIF	(79)	703	782
SEK	1,390,731	12/16/2027	3M	LCH	2.53%	Receive	12 Month SEK STIBOR	170	1,798	1,628
AUD	1,460,539	12/16/2027	3M	LCH	4.66%	Pay	6 Month AUD BBR BBSW	(125)	1,202	1,327
ILS	1,625,220	12/16/2027	1Y	LCH	3.18%	Receive	1 day ILS SHIR	0	2,215	2,215
USD	4,912,043	03/31/2028	1M	LCH	2.86%	Receive	U.S. CPI Urban Consumers NSA	(1,957)	11,642	13,599
EUR	2,272,975	05/19/2028	6M	LCH	2.25%	Receive	12 Month EUR EURIBOR	144	31,371	31,227
MXN	423,439	06/14/2028	1M	CME	7.55%	Receive	28 Day MXN TIIE Banxico	(11)	513	524
SGD	777,421	06/16/2028	6M	LCH	1.70%	Receive	6 Month SGD SOR Telerate	91	806	715
EUR	1,131,227	06/16/2028	6M	LCH	2.38%	Receive	12 Month EUR EURIBOR	6,756	8,247	1,491
SEK	1,442,274	06/16/2028	3M	LCH	2.47%	Receive	12 Month SEK STIBOR	3,757	5,303	1,546
ILS	1,460,724	06/16/2028	1Y	LCH	3.25%	Receive	1 day ILS SHIR	(34)	958	992
MXN	131,632	09/14/2028	1M	CME	7.43%	Receive	28 Day MXN TIIE Banxico	0	17	17
KRW	42,907	09/16/2028	3M	LCH	3.71%	Receive	3 Month KRW CD KSDA	0	59	59
CAD	64,739	09/16/2028	6M	LCH	2.63%	Receive	6 Month CAD CORRA	279	346	67
HUF	167,900	09/16/2028	6M	LCH	4.89%	Receive	12 Month HUF BUBOR	0	1,733	1,733
KRW	171,683	09/16/2028	3M	LCH	3.66%	Receive	3 Month KRW CD KSDA	0	402	402
EUR	202,589	09/16/2028	6M	LCH	2.56%	Receive	12 Month EUR EURIBOR	719	1,968	1,249
HUF	205,403	09/16/2028	6M	LCH	4.93%	Receive	12 Month HUF BUBOR	0	2,008	2,008
CLP	263,176	09/16/2028	6M	CME	4.77%	Receive	6 Month CLP TNA ABIF	0	637	637
KRW	264,652	09/16/2028	3M	LCH	3.70%	Receive	3 Month KRW CD KSDA	0	442	442
HUF	271,262	09/16/2028	6M	LCH	5.29%	Receive	12 Month HUF BUBOR	(37)	810	847
HUF	294,843	09/16/2028	6M	LCH	4.92%	Receive	12 Month HUF BUBOR	0	2,858	2,858
ZAR	365,906	09/16/2028	3M	LCH	7.35%	Receive	3 Month ZAR JIBAR SAFEX	0	1,053	1,053
CLP	423,966	09/16/2028	6M	CME	4.78%	Receive	6 Month CLP TNA ABIF	0	906	906
HUF	1,186,654	09/16/2028	6M	LCH	5.28%	Receive	12 Month HUF BUBOR	0	3,785	3,785
AUD	8,578,108	09/16/2028	3M	LCH	4.53%	Receive	6 Month AUD BBR BBSW	20,247	4,832	(15,415)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	11,949,453	09/16/2028	6M	LCH	2.78%	Receive	12 Month EUR EURIBOR	$4,161	$64,576	$60,415
USD	12,751,719	09/16/2028	1Y	LCH	3.41%	Receive	12 Month USD SOFR	129,719	184,617	54,898
MXN	209,558	12/13/2028	1M	CME	7.98%	Receive	28 Day MXN TIIE Banxico	11	74	63
MXN	303,820	12/13/2028	1M	CME	7.54%	Receive	28 Day MXN TIIE Banxico	9	413	404
HUF	723,326	12/15/2028	1Y	LCH	5.48%	Pay	12 Month HUF BUBOR	(94)	571	665
NOK	1,413,490	12/15/2028	3M	LCH	4.56%	Receive	12 Month NOK NIBOR	761	1,880	1,119
CAD	1,982,064	12/15/2028	1M	LCH	2.91%	Receive	6 Month CAD CORRA	3,136	5,887	2,751
NOK	492,614	12/16/2028	6M	LCH	4.91%	Receive	12 Month NOK NIBOR	420	788	368
JPY	495,939	12/16/2028	1Y	LCH	1.66%	Receive	12 Month JPY TONA	449	1,128	679
SGD	614,934	12/16/2028	6M	LCH	1.88%	Pay	6 Month SGD SOR Telerate	(26)	1,092	1,118
HUF	676,307	12/16/2028	6M	LCH	5.11%	Receive	12 Month HUF BUBOR	0	3,611	3,611
CLP	782,434	12/16/2028	6M	CME	4.92%	Receive	6 Month CLP TNA ABIF	(124)	740	864
ILS	1,748,688	12/16/2028	1Y	LCH	3.42%	Pay	1 day ILS SHIR	(197)	2,693	2,890
GBP	2,227,522	12/16/2028	1Y	LCH	4.31%	Receive	12 Month GBP WMBA SONIA Compound	5,805	3,138	(2,667)
NZD	4,724,001	12/16/2028	3M	LCH	3.75%	Receive	6 Month NZD BBR FRA	11,468	9,728	(1,740)
ZAR	1,045,747	12/17/2028	3M	LCH	7.50%	Receive	3 Month ZAR JIBAR SAFEX	(116)	1,349	1,465
ZAR	1,699,349	12/17/2028	3M	LCH	7.45%	Receive	3 Month ZAR JIBAR SAFEX	(16)	3,736	3,752
MXN	144,552	09/13/2029	1M	CME	7.66%	Pay	28 Day MXN TIIE Banxico	0	603	603
MXN	600,836	09/13/2029	1M	CME	8.00%	Pay	28 Day MXN TIIE Banxico	1,850	4,486	2,636
ZAR	987,309	09/20/2029	3M	LCH	7.28%	Receive	3 Month ZAR JIBAR SAFEX	0	3,120	3,120
EUR	414,953	01/22/2030	6M	LCH	2.78%	Receive	12 Month EUR EURIBOR	(508)	3,070	3,578
EUR	874,370	07/16/2030	6M	LCH	2.75%	Receive	12 Month EUR EURIBOR	522	9,886	9,364
EUR	1,071,867	01/18/2031	6M	LCH	2.78%	Receive	12 Month EUR EURIBOR	(162)	10,408	10,570
MXN	381,732	06/11/2031	1M	CME	7.78%	Receive	28 Day MXN TIIE Banxico	492	3,332	2,840
MYR	93,900	06/18/2031	3M	LCH	3.56%	Receive	3 Month MYR KLIBOR BNM	0	479	479
MYR	196,474	06/18/2031	3M	LCH	3.62%	Receive	3 Month MYR KLIBOR BNM	0	482	482
MYR	216,543	06/18/2031	3M	LCH	3.55%	Receive	3 Month MYR KLIBOR BNM	0	1,272	1,272
MYR	216,543	06/18/2031	3M	LCH	3.55%	Receive	3 Month MYR KLIBOR BNM	0	1,262	1,262
ZAR	49,215	06/21/2031	3M	LCH	8.11%	Pay	3 Month ZAR JIBAR SAFEX	0	235	235
ZAR	67,392	06/21/2031	3M	LCH	8.03%	Pay	3 Month ZAR JIBAR SAFEX	0	196	196
JPY	72,305	06/21/2031	1Y	LCH	1.81%	Receive	12 Month JPY TONA	204	1,273	1,069
ZAR	92,683	06/21/2031	3M	LCH	7.91%	Pay	3 Month ZAR JIBAR SAFEX	0	7	7
ZAR	165,251	06/21/2031	3M	LCH	7.96%	Pay	3 Month ZAR JIBAR SAFEX	0	209	209
NOK	842,515	06/21/2031	6M	LCH	3.97%	Receive	12 Month NOK NIBOR	10,072	11,149	1,077
INR	16,309	09/16/2031	6M	LCH	6.43%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	8	8
ZAR	37,480	09/16/2031	3M	LCH	7.57%	Receive	3 Month ZAR JIBAR SAFEX	0	290	290
INR	40,614	09/16/2031	6M	LCH	6.43%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	6	6
ZAR	66,545	09/16/2031	3M	LCH	7.41%	Receive	3 Month ZAR JIBAR SAFEX	0	972	972
KRW	87,954	09/16/2031	3M	LCH	4.07%	Pay	3 Month KRW CD KSDA	0	354	354
INR	87,970	09/16/2031	6M	LCH	6.78%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	1,270	1,270
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
KRW	88,196	09/16/2031	3M	LCH	4.03%	Pay	3 Month KRW CD KSDA	$0	$148	$148
ZAR	104,994	09/16/2031	3M	LCH	7.60%	Receive	3 Month ZAR JIBAR SAFEX	0	685	685
USD	121,344	09/16/2031	1Y	LCH	3.50%	Receive	12 Month USD SOFR	3,344	3,626	282
KRW	151,448	09/16/2031	3M	LCH	4.02%	Pay	3 Month KRW CD KSDA	0	235	235
CZK	174,718	09/16/2031	6M	LCH	4.11%	Receive	12 Month CZK PRIBOR	0	3,321	3,321
ILS	260,240	09/16/2031	1Y	LCH	3.11%	Receive	1 day ILS SHIR	0	3,815	3,815
GBP	1,824,111	09/16/2031	1Y	LCH	3.94%	Receive	12 Month GBP WMBA SONIA Compound	22,774	37,459	14,685
GBP	2,411,299	09/16/2031	1Y	LCH	4.38%	Receive	12 Month GBP WMBA SONIA Compound	(1,893)	2,972	4,865
THB	84,001	09/20/2031	3M	LCH	2.36%	Pay	3 Month THB BIBOR	0	690	690
THB	84,032	09/20/2031	3M	LCH	2.37%	Pay	3 Month THB BIBOR	0	712	712
USD	1,833,856	09/20/2031	1Y	LCH	3.59%	Receive	12 Month USD SOFR	11,856	28,347	16,491
EUR	3,198,706	10/13/2031	6M	LCH	2.81%	Receive	12 Month EUR EURIBOR	3,043	41,236	38,193
INR	37,411	12/16/2031	6M	LCH	6.79%	Pay	6 Month INR FBIL MIBOR OIS Compound	(17)	461	478
CLP	58,343	12/16/2031	6M	CME	5.05%	Receive	6 Month CLP TNA ABIF	0	547	547
CLP	67,399	12/16/2031	6M	CME	5.16%	Receive	6 Month CLP TNA ABIF	0	324	324
ILS	67,746	12/16/2031	1Y	LCH	3.44%	Receive	1 day ILS SHIR	0	74	74
HUF	122,613	12/16/2031	6M	LCH	4.96%	Receive	12 Month HUF BUBOR	(9)	1,432	1,441
CZK	142,968	12/16/2031	6M	LCH	4.40%	Receive	12 Month CZK PRIBOR	0	1,046	1,046
SGD	202,847	12/16/2031	6M	LCH	2.22%	Pay	6 Month SGD SOR Telerate	57	882	825
HKD	210,741	12/16/2031	3M	LCH	3.65%	Receive	3 Month HKD HIBOR	0	31	31
KRW	218,534	12/16/2031	3M	LCH	4.08%	Pay	3 Month KRW CD KSDA	0	287	287
KRW	218,534	12/16/2031	3M	LCH	4.08%	Pay	3 Month KRW CD KSDA	0	282	282
PLN	224,527	12/16/2031	6M	LCH	4.31%	Receive	12 Month PLN WIBOR	0	1,444	1,444
PLN	230,193	12/16/2031	6M	LCH	4.40%	Receive	12 Month PLN WIBOR	0	598	598
INR	247,697	12/16/2031	6M	LCH	6.53%	Pay	6 Month INR FBIL MIBOR OIS Compound	104	423	319
CLP	329,067	12/16/2031	6M	CME	5.18%	Receive	6 Month CLP TNA ABIF	0	1,280	1,280
PLN	350,454	12/16/2031	1Y	LCH	4.55%	Pay	12 Month PLN WIBOR	7	1,312	1,305
KRW	537,782	12/16/2031	3M	LCH	4.19%	Pay	3 Month KRW CD KSDA	(85)	3,699	3,784
KRW	1,091,176	12/16/2031	3M	LCH	4.18%	Pay	3 Month KRW CD KSDA	235	6,550	6,315
MXN	161,777	12/17/2031	1M	CME	8.40%	Receive	28 Day MXN TIIE Banxico	0	985	985
ZAR	606,889	12/17/2031	3M	LCH	7.66%	Receive	3 Month ZAR JIBAR SAFEX	(117)	4,265	4,382
ZAR	797,807	12/17/2031	3M	LCH	7.68%	Receive	3 Month ZAR JIBAR SAFEX	76	4,985	4,909
CZK	60,820	12/20/2031	1Y	LCH	4.71%	Pay	12 Month CZK PRIBOR	(1)	151	152
INR	79,832	12/20/2031	6M	LCH	6.61%	Receive	6 Month INR FBIL MIBOR OIS Compound	(23)	120	143
THB	168,719	12/20/2031	3M	LCH	2.15%	Pay	3 Month THB BIBOR	3	154	151
KRW	239,884	12/20/2031	3M	LCH	4.28%	Pay	3 Month KRW CD KSDA	19	793	774
PLN	329,201	12/20/2031	6M	LCH	4.60%	Receive	12 Month PLN WIBOR	0	28	28
EUR	440,743	12/20/2031	6M	LCH	3.00%	Receive	12 Month EUR EURIBOR	803	1,632	829
EUR	846,049	03/23/2032	6M	LCH	2.81%	Receive	12 Month EUR EURIBOR	1,559	12,220	10,661
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	629,109	09/05/2032	6M	LCH	2.88%	Receive	12 Month EUR EURIBOR	$1,724	$7,915	$6,191
EUR	541,982	07/02/2034	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	153	8,350	8,197
USD	4,480,730	11/29/2034	1M	LCH	2.49%	Receive	U.S. CPI Urban Consumers NSA	12,730	50,016	37,286
EUR	2,405,919	01/29/2035	6M	LCH	2.82%	Receive	12 Month EUR EURIBOR	(1,454)	32,146	33,600
EUR	1,873,827	08/27/2035	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	3,602	34,984	31,382
EUR	652,204	01/28/2036	6M	LCH	2.88%	Receive	12 Month EUR EURIBOR	11,989	9,138	(2,851)
EUR	815,349	02/04/2036	6M	LCH	2.91%	Receive	12 Month EUR EURIBOR	2,546	17,855	15,309
NOK	712,836	03/19/2036	6M	LCH	4.03%	Receive	12 Month NOK NIBOR	5,224	6,778	1,554
MXN	120,486	06/11/2036	1M	CME	8.88%	Receive	28 Day MXN TIIE Banxico	0	1,365	1,365
PLN	305,252	06/18/2036	1Y	LCH	5.15%	Pay	12 Month PLN WIBOR	(285)	47	332
EUR	1,902,038	07/15/2036	1Y	LCH	2.94%	Receive	12 Month EUR STR	(3,899)	9,700	13,599
EUR	2,796,764	07/15/2036	1M	LCH	2.11%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	9,080	10,698	1,618
EUR	7,757,691	07/30/2036	6M	LCH	3.32%	Receive	12 Month EUR EURIBOR	(730)	31,666	32,396
EUR	3,885,081	07/31/2036	6M	LCH	3.33%	Receive	12 Month EUR EURIBOR	(7,392)	6,872	14,264
MXN	117,040	09/04/2036	1M	CME	8.67%	Pay	28 Day MXN TIIE Banxico	0	806	806
COP	20,207	09/16/2036	3M	CME	11.49%	Pay	3 Month COP IBR OIS Compound	0	1,656	1,656
THB	24,537	09/16/2036	3M	LCH	2.11%	Receive	3 Month THB BIBOR	0	188	188
THB	29,492	09/16/2036	3M	LCH	2.12%	Receive	3 Month THB BIBOR	0	203	203
COP	38,727	09/16/2036	3M	CME	11.51%	Pay	3 Month COP IBR OIS Compound	0	3,237	3,237
KRW	47,804	09/16/2036	3M	LCH	4.08%	Receive	3 Month KRW CD KSDA	0	116	116
KRW	47,874	09/16/2036	3M	LCH	4.06%	Receive	3 Month KRW CD KSDA	0	220	220
HUF	48,536	09/16/2036	6M	LCH	4.70%	Receive	12 Month HUF BUBOR	0	1,792	1,792
THB	53,988	09/16/2036	3M	LCH	2.10%	Receive	3 Month THB BIBOR	0	429	429
HUF	65,291	09/16/2036	6M	LCH	5.08%	Receive	12 Month HUF BUBOR	0	475	475
HUF	69,678	09/16/2036	6M	LCH	4.68%	Receive	12 Month HUF BUBOR	0	2,606	2,606
KRW	83,675	09/16/2036	3M	LCH	4.07%	Receive	3 Month KRW CD KSDA	0	340	340
PLN	113,533	09/16/2036	6M	LCH	4.50%	Receive	12 Month PLN WIBOR	0	2,215	2,215
PLN	145,372	09/16/2036	6M	LCH	4.60%	Receive	12 Month PLN WIBOR	0	1,677	1,677
PLN	146,862	09/16/2036	6M	LCH	4.43%	Receive	12 Month PLN WIBOR	0	3,695	3,695
PLN	194,415	09/16/2036	6M	LCH	4.34%	Receive	12 Month PLN WIBOR	0	6,280	6,280
HUF	283,996	09/16/2036	6M	LCH	5.06%	Receive	12 Month HUF BUBOR	0	2,616	2,616
EUR	724,763	09/16/2036	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	11,238	19,399	8,161
SEK	1,886,613	09/16/2036	3M	LCH	2.94%	Receive	12 Month SEK STIBOR	13,463	34,435	20,972
CZK	43,720	09/17/2036	6M	LCH	4.37%	Receive	12 Month CZK PRIBOR	0	707	707
MYR	50,773	09/17/2036	3M	LCH	3.81%	Receive	3 Month MYR KLIBOR BNM	0	305	305
SGD	77,348	09/17/2036	6M	LCH	2.47%	Receive	6 Month SGD SOR Telerate	0	595	595
KRW	107,585	09/17/2036	3M	LCH	4.04%	Receive	3 Month KRW CD KSDA	0	912	912
COP	177,885	09/17/2036	3M	CME	9.68%	Receive	3 Month COP IBR OIS Compound	0	1,756	1,756
NZD	1,182,241	09/17/2036	3M	LCH	4.75%	Receive	6 Month NZD BBR FRA	5,282	3,598	(1,684)
MXN	113,716	12/10/2036	1M	CME	9.13%	Receive	28 Day MXN TIIE Banxico	(19)	713	732
MYR	36,792	12/16/2036	3M	LCH	3.82%	Receive	3 Month MYR KLIBOR BNM	0	270	270
COP	77,765	12/16/2036	3M	CME	10.40%	Pay	3 Month COP IBR OIS Compound	(73)	775	848
MYR	81,485	12/16/2036	3M	LCH	3.87%	Receive	3 Month MYR KLIBOR BNM	(23)	251	274
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SGD	127,825	12/16/2036	6M	LCH	2.24%	Receive	6 Month SGD SOR Telerate	$5	$1,527	$1,522
CZK	128,242	12/16/2036	1Y	LCH	4.76%	Pay	12 Month CZK PRIBOR	(4)	751	755
PLN	149,318	12/16/2036	6M	LCH	4.69%	Receive	12 Month PLN WIBOR	(146)	1,229	1,375
PLN	200,372	12/16/2036	6M	LCH	4.77%	Receive	12 Month PLN WIBOR	0	475	475
ILS	297,255	12/16/2036	1Y	LCH	3.81%	Pay	1 day ILS SHIR	(169)	567	736
CAD	46,398	12/17/2036	6M	LCH	3.69%	Receive	6 Month CAD CORRA	11	266	255
USD	50,070	12/17/2036	1Y	LCH	4.31%	Receive	12 Month USD SOFR	70	433	363
ZAR	58,167	12/17/2036	3M	LCH	9.55%	Pay	3 Month ZAR JIBAR SAFEX	0	429	429
ZAR	58,524	12/17/2036	3M	LCH	9.52%	Pay	3 Month ZAR JIBAR SAFEX	0	384	384
ZAR	72,738	12/17/2036	3M	LCH	9.38%	Pay	3 Month ZAR JIBAR SAFEX	0	202	202
ZAR	140,956	12/17/2036	3M	LCH	9.38%	Pay	3 Month ZAR JIBAR SAFEX	0	391	391
ZAR	153,267	12/17/2036	3M	LCH	8.48%	Pay	3 Month ZAR JIBAR SAFEX	0	752	752
ZAR	155,706	12/17/2036	3M	LCH	8.49%	Pay	3 Month ZAR JIBAR SAFEX	0	827	827
ILS	195,985	12/17/2036	1Y	LCH	4.17%	Receive	1 day ILS SHIR	0	1	1
ZAR	264,716	12/17/2036	3M	LCH	9.40%	Pay	3 Month ZAR JIBAR SAFEX	0	874	874
HUF	365,131	12/17/2036	6M	LCH	5.04%	Receive	12 Month HUF BUBOR	(228)	331	559
COP	671,820	12/17/2036	3M	CME	10.13%	Receive	3 Month COP IBR OIS Compound	(209)	9	218
SEK	1,276,876	02/09/2037	3M	LCH	2.94%	Receive	12 Month SEK STIBOR	7,153	15,613	8,460
GBP	482,602	09/07/2037	1Y	LCH	4.66%	Receive	12 Month GBP WMBA SONIA Compound	(788)	1,629	2,417
GBP	2,729,544	01/29/2038	1Y	LCH	4.09%	Receive	12 Month GBP WMBA SONIA Compound	33,590	147,436	113,846
EUR	143,426	05/07/2038	6M	LCH	3.09%	Receive	12 Month EUR EURIBOR	838	2,796	1,958
EUR	1,339,151	10/01/2041	6M	LCH	3.13%	Receive	12 Month EUR EURIBOR	4,282	29,668	25,386
EUR	144,786	07/18/2045	6M	LCH	3.25%	Receive	12 Month EUR EURIBOR	1,058	3,237	2,179
EUR	5,949,658	01/30/2046	6M	LCH	3.59%	Receive	12 Month EUR EURIBOR	(8,980)	3,880	12,860
EUR	1,053,147	06/15/2046	6M	LCH	3.25%	Receive	12 Month EUR EURIBOR	(952)	23,416	24,368
EUR	1,599,286	06/22/2046	1Y	LCH	3.03%	Receive	12 Month EUR STR	2,306	49,758	47,452
EUR	1,208,983	10/12/2055	6M	LCH	3.16%	Receive	12 Month EUR EURIBOR	814	37,772	36,958
EUR	1,120,927	03/19/2075	6M	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	329,221	325,898
Total Centrally Cleared Interest Rate Swaps								$527,221	$1,658,571	$1,131,350
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(5,280)	05/15/2033	1M	MSI	1 day AUD AONIA	Wesfarmers Ltd.	$0	$93	$93
AUD	(10,216)	05/15/2033	1M	MSI	1 day AUD AONIA	BHP Group Ltd.	0	90	90
HKD	(73,363)	05/05/2028	1M	JPM	1 day HKD HONIA	Shanghai Biren Technology Co., Ltd.	0	22,987	22,987
HKD	(49,988)	05/15/2033	1M	MSI	1 day HKD HONIA	Victory Giant Technology Huizhou Co., Ltd.	0	10,655	10,655
HKD	(46,921)	05/05/2028	1M	JPM	1 day HKD HONIA	UBTech Robotics Corp. Ltd.	0	7,624	7,624
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	(10,234)	05/05/2028	1M	JPM	1 day HKD HONIA	Kingboard Laminates Holdings Ltd.	$0	$6,065	$6,065
HKD	29,030	05/15/2033	1M	MSI	1 day HKD HONIA	Xiaomi Corp.	0	3,261	3,261
HKD	(26,390)	05/05/2028	1M	JPM	1 day HKD HONIA	Victory Giant Technology Huizhou Co., Ltd.	0	3,235	3,235
HKD	(9,265)	05/15/2033	1M	MSI	1 day HKD HONIA	Hua Hong Grace Semiconductor Ltd.	0	2,301	2,301
HKD	(43,115)	05/15/2033	1M	MSI	1 day HKD HONIA	Kuaishou Technology	0	947	947
HKD	(17,203)	05/05/2028	1M	JPM	1 day HKD HONIA	Kuaishou Technology	0	854	854
HKD	(36,561)	05/15/2033	1M	MSI	1 day HKD HONIA	ZTE Corp.	0	769	769
HKD	(49,511)	05/20/2033	1M	GST	1 day HKD HONIA	NIO, Inc.	0	676	676
HKD	(11,967)	05/15/2033	1M	MSI	1 day HKD HONIA	UBTech Robotics Corp. Ltd.	0	512	512
ILS	(10,850)	05/20/2033	1M	GST	1 day ILS SHIR	Enlight Renewable Energy Ltd.	0	447	447
ILS	(193,044)	05/15/2033	1M	MSI	1 day ILS SHIR	Israel Discount Bank Ltd.	0	245	245
USD	(556,590)	05/15/2033	1M	MSI	1 day USD OBFR (a)	Taiwan High Momentum Index	0	54,878	54,878
USD	(5,591,776)	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	20,228	20,228
USD	(344,206)	05/15/2033	1M	MSI	1 day USD OBFR	T-Mobile U.S., Inc.	0	15,712	15,712
USD	(222,805)	05/15/2033	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	15,696	15,696
USD	(57,234)	05/15/2033	1M	MSI	1 day USD OBFR	MasTec, Inc.	0	15,138	15,138
USD	(145,924)	05/15/2033	1M	MSI	1 day USD OBFR	Coherent Corp.	0	14,741	14,741
USD	(58,195)	05/15/2033	1M	MSI	1 day USD OBFR	Universal Microwave Technology, Inc.	0	14,234	14,234
USD	(121,247)	05/15/2033	1M	MSI	1 day USD OBFR	KLA Corp.	0	13,749	13,749
USD	(169,189)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Semiconductor ETF	0	13,683	13,683
USD	(71,831)	05/05/2028	1M	JPM	1 day USD OBFR	Global Unichip Corp.	0	13,593	13,593
USD	(321,664)	05/20/2033	1M	GST	1 day USD OBFR	American Express Co.	0	13,268	13,268
USD	(212,733)	05/15/2033	1M	MSI	1 day USD OBFR	T. Rowe Price Group, Inc.	0	12,253	12,253
USD	(188,591)	05/15/2033	1M	MSI	1 day USD OBFR	MSWEWLAI Index	0	11,816	11,816
USD	(183,201)	05/15/2033	1M	MSI	1 day USD OBFR	Vertiv Holdings Co.	0	10,720	10,720
USD	(140,131)	05/15/2033	1M	MSI	1 day USD OBFR	NXP Semiconductors NV	0	10,656	10,656
USD	(196,885)	05/05/2028	1M	JPM	1 day USD OBFR	American Express Co.	0	10,413	10,413
USD	(206,109)	05/05/2028	1M	JPM	1 day USD OBFR	Morgan Stanley	0	9,772	9,772
USD	(164,128)	05/15/2033	1M	MSI	1 day USD OBFR	Palantir Technologies, Inc.	0	9,688	9,688
USD	(307,346)	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	9,433	9,433
USD	(77,925)	05/15/2033	1M	MSI	1 day USD OBFR	ProShares UltraPro QQQ	0	9,105	9,105
USD	(93,821)	05/15/2033	1M	MSI	1 day USD OBFR	Birkenstock Holding PLC	0	9,062	9,062
USD	(52,178)	05/05/2028	1M	JPM	1 day USD OBFR	Hanwha Systems Co., Ltd.	0	8,701	8,701
USD	(775,413)	05/15/2033	1M	MSI	1 day USD OBFR	iShares JP Morgan USD Emerging Markets Bond ETF	0	8,667	8,667
USD	(275,638)	05/20/2033	1M	GST	1 day USD OBFR	Boyd Gaming Corp.	0	8,635	8,635
USD	(71,403)	05/15/2033	1M	MSI	1 day USD OBFR	Roundhill Memory ETF	0	8,541	8,541
USD	(35,390)	05/15/2033	1M	MSI	1 day USD OBFR	Innolux Corp.	0	8,294	8,294
USD	(62,100)	05/20/2033	1M	GST	1 day USD OBFR	SK Square Co., Ltd.	0	8,270	8,270
USD	(68,139)	05/15/2033	1M	MSI	1 day USD OBFR	United Microelectronics Corp.	0	8,225	8,225
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	25,837	05/20/2033	1M	GST	1 day USD OBFR	Avantor, Inc.	$0	$7,566	$7,566
USD	(43,459)	05/20/2033	1M	GST	1 day USD OBFR	Vertiv Holdings Co.	0	7,465	7,465
USD	(249,244)	05/20/2033	1M	GST	1 day USD OBFR	ONEOK, Inc.	0	7,326	7,326
USD	(582,243)	05/15/2033	1M	MSI	1 day USD OBFR	Citigroup, Inc.	0	7,012	7,012
USD	(60,097)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco Solar ETF	0	6,968	6,968
USD	(58,128)	05/20/2033	1M	GST	1 day USD OBFR	KLA Corp.	0	6,938	6,938
USD	(46,299)	05/15/2033	1M	MSI	1 day USD OBFR	Flowers Foods, Inc.	0	6,903	6,903
USD	(36,151)	11/30/2026	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	6,822	6,822
USD	(31,264)	05/05/2028	1M	JPM	1 day USD OBFR	KLA Corp.	0	6,766	6,766
USD	(81,643)	05/15/2033	1M	MSI	1 day USD OBFR	ARK Innovation ETF	0	6,485	6,485
USD	(38,959)	05/05/2028	1M	JPM	1 day USD OBFR	Birkenstock Holding PLC	0	6,279	6,279
USD	(43,902)	05/05/2028	1M	JPM	1 day USD OBFR	eMemory Technology, Inc.	0	5,976	5,976
USD	(10,974)	05/05/2028	1M	JPM	1 day USD OBFR	Yageo Corp.	0	5,640	5,640
USD	(30,034)	05/15/2033	1M	MSI	1 day USD OBFR	Daewoo Engineering & Construction Co., Ltd.	0	5,552	5,552
USD	(88,640)	05/20/2033	1M	GST	1 day USD OBFR	Wendy's Co.	0	5,464	5,464
USD	(28,365)	11/30/2026	1M	MSI	1 day USD OBFR	U.S. Momentum Long Index	0	5,352	5,352
USD	(261,318)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco Ltd.	0	5,101	5,101
USD	(253,613)	05/15/2033	1M	MSI	1 day USD OBFR	GE Vernova, Inc.	0	5,051	5,051
USD	(102,595)	05/20/2033	1M	GST	1 day USD OBFR	ARM Holdings PLC	0	5,041	5,041
USD	(101,031)	05/20/2033	1M	GST	1 day USD OBFR	Alinma Bank	0	5,032	5,032
USD	(108,244)	05/05/2028	1M	JPM	1 day USD OBFR	Hyatt Hotels Corp.	0	5,027	5,027
USD	(24,764)	05/05/2028	1M	JPM	1 day USD OBFR	Quanta Computer, Inc.	0	4,858	4,858
USD	(127,284)	05/15/2033	1M	MSI	1 day USD OBFR	Cava Group, Inc.	0	4,847	4,847
USD	(71,514)	05/20/2033	1M	GST	1 day USD OBFR	Samsung Electro-Mechanics Co., Ltd.	0	4,831	4,831
USD	(41,800)	05/15/2033	1M	MSI	1 day USD OBFR	Norwegian Cruise Line Holdings Ltd.	0	4,796	4,796
USD	(24,851)	05/20/2033	1M	GST	1 day USD OBFR	Veracyte, Inc.	0	4,748	4,748
USD	(76,338)	05/15/2033	1M	MSI	1 day USD OBFR	MSXXAI Index	0	4,715	4,715
USD	(45,766)	05/20/2033	1M	GST	1 day USD OBFR	Innolux Corp.	0	4,697	4,697
USD	(25,363)	05/15/2033	1M	MSI	1 day USD OBFR	Intellia Therapeutics, Inc.	0	4,590	4,590
USD	(39,115)	05/20/2033	1M	GST	1 day USD OBFR	ITEQ Corp.	0	4,256	4,256
USD	(12,820)	05/20/2033	1M	GST	1 day USD OBFR	Globalwafers Co., Ltd.	0	4,230	4,230
USD	(21,164)	05/15/2033	1M	MSI	1 day USD OBFR	MYR Group, Inc.	0	4,170	4,170
USD	(207,320)	05/15/2033	1M	MSI	1 day USD OBFR	Home Depot, Inc.	0	4,160	4,160
USD	(631,770)	05/15/2033	1M	MSI	1 day USD OBFR	Northern Trust Corp.	0	4,126	4,126
USD	(341,832)	05/15/2033	1M	MSI	1 day USD OBFR	Regions Financial Corp.	0	4,013	4,013
USD	(26,876)	05/20/2033	1M	GST	1 day USD OBFR	Molina Healthcare, Inc.	0	3,989	3,989
USD	(16,988)	05/05/2028	1M	JPM	1 day USD OBFR	Beta Bionics, Inc.	0	3,952	3,952
USD	(67,137)	05/15/2033	1M	MSI	1 day USD OBFR	Apple, Inc.	0	3,811	3,811
USD	(33,273)	05/05/2028	1M	JPM	1 day USD OBFR	AURAS Technology Co., Ltd.	0	3,798	3,798
USD	(53,643)	05/20/2033	1M	GST	1 day USD OBFR	Powell Industries, Inc.	0	3,768	3,768
USD	(11,361)	05/05/2028	1M	JPM	1 day USD OBFR	Win Semiconductors Corp.	0	3,585	3,585
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(63,808)	05/20/2033	1M	GST	1 day USD OBFR	Tesla, Inc.	$0	$3,434	$3,434
USD	(22,491)	05/05/2028	1M	JPM	1 day USD OBFR	ARK Innovation ETF	0	3,328	3,328
USD	(119,511)	05/15/2033	1M	MSI	1 day USD OBFR	Shinhan Financial Group Co., Ltd.	0	3,238	3,238
USD	(1,576,882)	05/20/2033	1M	GST	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	3,178	3,178
USD	(29,258)	05/15/2033	1M	MSI	1 day USD OBFR	Caterpillar, Inc.	0	3,132	3,132
USD	(163,226)	05/05/2028	1M	JPM	1 day USD OBFR	Walmart, Inc.	0	3,105	3,105
USD	(16,121)	11/30/2026	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	3,035	3,035
USD	(58,604)	05/05/2028	1M	JPM	1 day USD OBFR	Portland General Electric Co.	0	3,009	3,009
USD	(57,100)	05/05/2028	1M	JPM	1 day USD OBFR	Inventec Corp.	0	2,977	2,977
USD	(327,294)	05/15/2033	1M	MSI	1 day USD OBFR	VanEck Semiconductor ETF	0	2,976	2,976
USD	(18,841)	05/05/2028	1M	JPM	1 day USD OBFR	Universal Microwave Technology, Inc.	0	2,934	2,934
USD	(458,202)	05/20/2033	1M	GST	1 day USD OBFR	Morgan Stanley	0	2,903	2,903
USD	(26,084)	05/15/2033	1M	MSI	1 day USD OBFR	Sterling Infrastructure, Inc.	0	2,810	2,810
USD	(117,289)	05/15/2033	1M	MSI	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	2,744	2,744
USD	(11,146)	05/05/2028	1M	JPM	1 day USD OBFR	Vertiv Holdings Co.	0	2,692	2,692
USD	(10,011)	05/15/2033	1M	MSI	1 day USD OBFR	Amkor Technology, Inc.	0	2,630	2,630
USD	(18,433)	05/05/2028	1M	JPM	1 day USD OBFR	GE Vernova, Inc.	0	2,588	2,588
USD	(115,944)	05/20/2033	1M	GST	1 day USD OBFR	CenterPoint Energy, Inc.	0	2,562	2,562
USD	(568,712)	05/20/2033	1M	GST	1 day USD OBFR	Regions Financial Corp.	0	2,513	2,513
USD	(88,666)	05/15/2033	1M	MSI	1 day USD OBFR	Evergy, Inc.	0	2,502	2,502
USD	(422,130)	05/15/2033	1M	MSI	1 day USD OBFR	Walmart, Inc.	0	2,461	2,461
USD	(127,185)	05/15/2033	1M	MSI	1 day USD OBFR	iShares U.S. Real Estate ETF	0	2,444	2,444
USD	(25,884)	05/20/2033	1M	GST	1 day USD OBFR	Innio NV	0	2,440	2,440
USD	(10,484)	05/05/2028	1M	JPM	1 day USD OBFR	MACOM Technology Solutions Holdings, Inc.	0	2,438	2,438
USD	(10,606)	05/15/2033	1M	MSI	1 day USD OBFR	Ambiq Micro, Inc.	0	2,403	2,403
USD	(38,306)	05/20/2033	1M	GST	1 day USD OBFR	Lakefront Biotherapeutics NV	0	2,389	2,389
USD	(11,622)	05/05/2028	1M	JPM	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	2,368	2,368
USD	(11,837)	05/15/2033	1M	MSI	1 day USD OBFR	Quanta Computer, Inc.	0	2,358	2,358
USD	(11,186)	05/05/2028	1M	JPM	1 day USD OBFR	Ultra Clean Holdings, Inc.	0	2,355	2,355
USD	(9,541)	05/15/2033	1M	MSI	1 day USD OBFR	King Yuan Electronics Co., Ltd.	0	2,334	2,334
USD	(126,662)	05/15/2033	1M	MSI	1 day USD OBFR	General Mills, Inc.	0	2,321	2,321
USD	(60,880)	05/20/2033	1M	GST	1 day USD OBFR	On Holding AG	0	2,280	2,280
USD	(131,422)	05/15/2033	1M	MSI	1 day USD OBFR	Texas Instruments, Inc.	0	2,265	2,265
USD	(11,762)	05/15/2033	1M	MSI	1 day USD OBFR	Innio NV	0	2,239	2,239
USD	(8,432)	05/05/2028	1M	JPM	1 day USD OBFR	Intel Corp.	0	2,208	2,208
USD	(254,760)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco S&P 500 Equal Weight ETF	0	2,123	2,123
USD	(8,885)	05/15/2033	1M	MSI	1 day USD OBFR	Gold Circuit Electronics Ltd.	0	2,101	2,101
USD	(28,583)	05/15/2033	1M	MSI	1 day USD OBFR	LG Electronics, Inc.	0	2,098	2,098
USD	(7,357)	05/05/2028	1M	JPM	1 day USD OBFR	Astera Labs, Inc.	0	2,066	2,066
USD	(36,301)	05/20/2033	1M	GST	1 day USD OBFR	Caterpillar, Inc.	0	2,010	2,010
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(26,710)	05/20/2033	1M	GST	1 day USD OBFR	Win Semiconductors Corp.	$0	$1,999	$1,999
USD	(14,682)	05/15/2033	1M	MSI	1 day USD OBFR	ARM Holdings PLC	0	1,978	1,978
USD	(20,271)	05/15/2033	1M	MSI	1 day USD OBFR	KIWOOM Securities Co., Ltd.	0	1,923	1,923
USD	(42,647)	05/20/2033	1M	GST	1 day USD OBFR	Exelixis, Inc.	0	1,920	1,920
USD	(20,354)	05/15/2033	1M	MSI	1 day USD OBFR	Everus Construction Group, Inc.	0	1,915	1,915
USD	(22,663)	05/20/2033	1M	GST	1 day USD OBFR	GE Vernova, Inc.	0	1,867	1,867
USD	(36,433)	05/15/2033	1M	MSI	1 day USD OBFR	Micron Technology, Inc.	0	1,866	1,866
USD	(11,639)	05/05/2028	1M	JPM	1 day USD OBFR	Caterpillar, Inc.	0	1,842	1,842
USD	(10,901)	05/15/2033	1M	MSI	1 day USD OBFR	Kopin Corp.	0	1,830	1,830
USD	(40,573)	05/15/2033	1M	MSI	1 day USD OBFR	Global X Uranium ETF	0	1,815	1,815
USD	(66,787)	05/05/2028	1M	JPM	1 day USD OBFR	Xcel Energy, Inc.	0	1,803	1,803
USD	(9,347)	05/20/2033	1M	GST	1 day USD OBFR	Iovance Biotherapeutics, Inc.	0	1,769	1,769
USD	(113,280)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Russell 2000 ETF	0	1,750	1,750
USD	(11,131)	05/05/2028	1M	JPM	1 day USD OBFR	Diodes, Inc.	0	1,746	1,746
USD	(7,095)	05/15/2033	1M	MSI	1 day USD OBFR	SolarEdge Technologies, Inc.	0	1,739	1,739
USD	(47,746)	05/20/2033	1M	GST	1 day USD OBFR	Daewoo Engineering & Construction Co., Ltd.	0	1,722	1,722
USD	(26,584)	05/15/2033	1M	MSI	1 day USD OBFR	Dycom Industries, Inc.	0	1,717	1,717
USD	(22,406)	05/20/2033	1M	GST	1 day USD OBFR	Zymeworks, Inc.	0	1,716	1,716
USD	(9,817)	05/05/2028	1M	JPM	1 day USD OBFR	MPI Corp.	0	1,703	1,703
USD	(42,136)	05/20/2033	1M	GST	1 day USD OBFR	DT Midstream, Inc.	0	1,702	1,702
USD	(136,999)	05/20/2033	1M	GST	1 day USD OBFR	Kinder Morgan, Inc.	0	1,682	1,682
USD	(188,561)	05/15/2033	1M	MSI	1 day USD OBFR	AT&T, Inc.	0	1,677	1,677
USD	(67,596)	05/15/2033	1M	MSI	1 day USD OBFR	State Street SPDR S&P Metals & Mining ETF	0	1,670	1,670
USD	36,565	05/20/2033	1M	GST	1 day USD OBFR	Ryman Hospitality Properties, Inc.	0	1,659	1,659
USD	(210,113)	05/15/2033	1M	MSI	1 day USD OBFR	Tesla, Inc.	0	1,602	1,602
USD	(9,356)	05/15/2033	1M	MSI	1 day USD OBFR	Allegro MicroSystems, Inc.	0	1,595	1,595
USD	(40,426)	05/15/2033	1M	MSI	1 day USD OBFR	SoFi Technologies, Inc.	0	1,592	1,592
USD	(54,990)	05/15/2033	1M	MSI	1 day USD OBFR	OGE Energy Corp.	0	1,579	1,579
USD	(17,531)	05/20/2033	1M	GST	1 day USD OBFR	Palantir Technologies, Inc.	0	1,533	1,533
USD	(40,883)	05/20/2033	1M	GST	1 day USD OBFR	iShares Semiconductor ETF	0	1,502	1,502
USD	(6,171)	05/15/2033	1M	MSI	1 day USD OBFR	Beta Bionics, Inc.	0	1,475	1,475
USD	(39,035)	05/20/2033	1M	GST	1 day USD OBFR	TG Therapeutics, Inc.	0	1,470	1,470
USD	(16,693)	05/05/2028	1M	JPM	1 day USD OBFR	Texas Instruments, Inc.	0	1,449	1,449
USD	(58,042)	05/15/2033	1M	MSI	1 day USD OBFR	AppLovin Corp.	0	1,428	1,428
USD	(11,520)	05/05/2028	1M	JPM	1 day USD OBFR	SoFi Technologies, Inc.	0	1,424	1,424
USD	(9,656)	05/15/2033	1M	MSI	1 day USD OBFR	ACM Research, Inc.	0	1,416	1,416
USD	(35,657)	05/20/2033	1M	GST	1 day USD OBFR	iPath Series B S&P 500 VIX Short-Term Futures ETN	0	1,402	1,402
USD	(23,745)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Biotech ETF	0	1,400	1,400
USD	(10,878)	05/20/2033	1M	GST	1 day USD OBFR	Viking Therapeutics, Inc.	0	1,387	1,387
USD	(10,463)	05/05/2028	1M	JPM	1 day USD OBFR	SiTime Corp.	0	1,364	1,364
USD	(55,023)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Biotech ETF	0	1,364	1,364
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(30,532)	05/15/2033	1M	MSI	1 day USD OBFR	Cummins, Inc.	$0	$1,359	$1,359
USD	(10,901)	05/20/2033	1M	GST	1 day USD OBFR	Euronet Worldwide, Inc.	0	1,343	1,343
USD	(19,268)	05/15/2033	1M	MSI	1 day USD OBFR	DraftKings, Inc.	0	1,306	1,306
USD	(12,414)	05/15/2033	1M	MSI	1 day USD OBFR	Caris Life Sciences, Inc.	0	1,273	1,273
USD	(68,249)	05/15/2033	1M	MSI	1 day USD OBFR	NIKE, Inc.	0	1,263	1,263
USD	(9,368)	05/20/2033	1M	GST	1 day USD OBFR	QUALCOMM, Inc.	0	1,249	1,249
USD	(30,197)	05/05/2028	1M	JPM	1 day USD OBFR	MGE Energy, Inc.	0	1,249	1,249
USD	(16,420)	05/20/2033	1M	GST	1 day USD OBFR	Generac Holdings, Inc.	0	1,243	1,243
USD	38,866	05/15/2033	1M	MSI	1 day USD OBFR	DraftKings, Inc.	0	1,238	1,238
USD	(18,798)	05/05/2028	1M	JPM	1 day USD OBFR	Lowe's Cos., Inc.	0	1,236	1,236
USD	(18,562)	05/20/2033	1M	GST	1 day USD OBFR	Tempus AI, Inc.	0	1,233	1,233
USD	(9,999)	05/20/2033	1M	GST	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	1,200	1,200
USD	(8,922)	05/20/2033	1M	GST	1 day USD OBFR	TTM Technologies, Inc.	0	1,188	1,188
USD	(9,885)	05/20/2033	1M	GST	1 day USD OBFR	Fabrinet	0	1,177	1,177
USD	(11,077)	05/05/2028	1M	JPM	1 day USD OBFR	Nebius Group NV	0	1,176	1,176
USD	16,081	05/20/2033	1M	GST	1 day USD OBFR	Merit Medical Systems, Inc.	0	1,176	1,176
USD	(24,101)	05/15/2033	1M	MSI	1 day USD OBFR	Elevance Health, Inc.	0	1,175	1,175
USD	(13,169)	05/15/2033	1M	MSI	1 day USD OBFR	Aehr Test Systems	0	1,172	1,172
USD	(97,491)	05/20/2033	1M	GST	1 day USD OBFR	LG Electronics, Inc.	0	1,160	1,160
USD	(21,039)	05/05/2028	1M	JPM	1 day USD OBFR	Home Depot, Inc.	0	1,121	1,121
USD	23,866	05/20/2033	1M	GST	1 day USD OBFR	Zimmer Biomet Holdings, Inc.	0	1,120	1,120
USD	(9,569)	05/15/2033	1M	MSI	1 day USD OBFR	Rambus, Inc.	0	1,103	1,103
USD	(24,527)	05/15/2033	1M	MSI	1 day USD OBFR	Alliant Energy Corp.	0	1,064	1,064
USD	(8,346)	05/20/2033	1M	GST	1 day USD OBFR	Sandisk Corp.	0	1,057	1,057
USD	(82,835)	05/15/2033	1M	MSI	1 day USD OBFR	Procter & Gamble Co.	0	1,050	1,050
USD	(58,170)	05/20/2033	1M	GST	1 day USD OBFR	BJ's Restaurants, Inc.	0	1,039	1,039
USD	(5,627)	05/05/2028	1M	JPM	1 day USD OBFR	Intuitive Surgical, Inc.	0	1,034	1,034
USD	(24,303)	05/20/2033	1M	GST	1 day USD OBFR	Realtek Semiconductor Corp.	0	1,020	1,020
USD	(33,613)	05/15/2033	1M	MSI	1 day USD OBFR	CNH Industrial NV	0	1,018	1,018
USD	(63,487)	05/15/2033	1M	MSI	1 day USD OBFR	Ameren Corp.	0	1,009	1,009
USD	(22,642)	05/20/2033	1M	GST	1 day USD OBFR	Black Hills Corp.	0	994	994
USD	(17,206)	05/20/2033	1M	GST	1 day USD OBFR	PDF Solutions, Inc.	0	982	982
USD	(42,923)	05/20/2033	1M	GST	1 day USD OBFR	Ligand Pharmaceuticals, Inc.	0	942	942
USD	(75,620)	05/20/2033	1M	GST	1 day USD OBFR	NVIDIA Corp.	0	941	941
USD	(268,277)	05/15/2033	1M	MSI	1 day USD OBFR	Lowe's Cos., Inc.	0	935	935
USD	(23,325)	05/15/2033	1M	MSI	1 day USD OBFR	Public Service Enterprise Group, Inc.	0	934	934
USD	(15,042)	05/20/2033	1M	GST	1 day USD OBFR	Ocular Therapeutix, Inc.	0	933	933
USD	(14,622)	05/15/2033	1M	MSI	1 day USD OBFR	Argan, Inc.	0	931	931
USD	(5,049)	05/05/2028	1M	JPM	1 day USD OBFR	NXP Semiconductors NV	0	924	924
USD	29,614	05/20/2033	1M	GST	1 day USD OBFR	AstraZeneca PLC	0	922	922
USD	(6,211)	05/15/2033	1M	MSI	1 day USD OBFR	Enphase Energy, Inc.	0	918	918
USD	(11,077)	05/05/2028	1M	JPM	1 day USD OBFR	Citigroup, Inc.	0	879	879
USD	(5,457)	05/05/2028	1M	JPM	1 day USD OBFR	Powell Industries, Inc.	0	866	866
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(15,804)	05/15/2033	1M	MSI	1 day USD OBFR	Portland General Electric Co.	$0	$857	$857
USD	(11,531)	05/20/2033	1M	GST	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	832	832
USD	(21,518)	05/15/2033	1M	MSI	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	821	821
USD	(8,640)	05/20/2033	1M	GST	1 day USD OBFR	Birkenstock Holding PLC	0	818	818
USD	(41,550)	05/20/2033	1M	GST	1 day USD OBFR	Cigna Group	0	809	809
USD	(5,779)	05/15/2033	1M	MSI	1 day USD OBFR	Microchip Technology, Inc.	0	802	802
USD	(3,292)	05/15/2033	1M	MSI	1 day USD OBFR	Lennox International, Inc.	0	797	797
USD	(8,256)	05/15/2033	1M	MSI	1 day USD OBFR	PureCycle Technologies, Inc.	0	796	796
USD	(14,886)	05/15/2033	1M	MSI	1 day USD OBFR	Trane Technologies PLC	0	783	783
USD	(9,690)	05/20/2033	1M	GST	1 day USD OBFR	Sanmina Corp.	0	783	783
USD	(9,404)	05/20/2033	1M	GST	1 day USD OBFR	MKS, Inc.	0	778	778
USD	(8,843)	05/15/2033	1M	MSI	1 day USD OBFR	Credo Technology Group Holding Ltd.	0	770	770
USD	(5,975)	05/20/2033	1M	GST	1 day USD OBFR	GoDaddy, Inc.	0	762	762
USD	(17,068)	05/20/2033	1M	GST	1 day USD OBFR	Mineralys Therapeutics, Inc.	0	760	760
USD	(10,603)	05/05/2028	1M	JPM	1 day USD OBFR	Palantir Technologies, Inc.	0	758	758
USD	(24,818)	05/20/2033	1M	GST	1 day USD OBFR	Northwest Natural Holding Co.	0	754	754
USD	(27,912)	05/20/2033	1M	GST	1 day USD OBFR	Quanta Computer, Inc.	0	752	752
USD	(20,933)	05/20/2033	1M	GST	1 day USD OBFR	Neurocrine Biosciences, Inc.	0	750	750
USD	(7,717)	05/20/2033	1M	GST	1 day USD OBFR	Alchip Technologies Ltd.	0	744	744
USD	(5,076)	05/20/2033	1M	GST	1 day USD OBFR	NXP Semiconductors NV	0	722	722
USD	(10,719)	05/05/2028	1M	JPM	1 day USD OBFR	Trane Technologies PLC	0	710	710
USD	(34,348)	05/20/2033	1M	GST	1 day USD OBFR	Sanofi SA	0	703	703
USD	(9,749)	05/20/2033	1M	GST	1 day USD OBFR	Onto Innovation, Inc.	0	699	699
USD	(21,369)	05/20/2033	1M	GST	1 day USD OBFR	Otter Tail Corp.	0	679	679
USD	(10,975)	05/20/2033	1M	GST	1 day USD OBFR	Portland General Electric Co.	0	665	665
USD	(4,904)	05/05/2028	1M	JPM	1 day USD OBFR	Parade Technologies Ltd.	0	657	657
USD	(8,277)	05/20/2033	1M	GST	1 day USD OBFR	Coherent Corp.	0	653	653
USD	(24,288)	05/15/2033	1M	MSI	1 day USD OBFR	Alinma Bank	0	633	633
USD	(4,979)	05/15/2033	1M	MSI	1 day USD OBFR	Parade Technologies Ltd.	0	629	629
USD	(58,623)	05/20/2033	1M	GST	1 day USD OBFR	Kinetik Holdings, Inc.	0	619	619
USD	(9,935)	05/15/2033	1M	MSI	1 day USD OBFR	Lattice Semiconductor Corp.	0	614	614
USD	(34,651)	05/20/2033	1M	GST	1 day USD OBFR	Kestra Medical Technologies Ltd.	0	611	611
USD	(32,425)	05/15/2033	1M	MSI	1 day USD OBFR	Northwest Natural Holding Co.	0	604	604
USD	(10,394)	05/05/2028	1M	JPM	1 day USD OBFR	Western Digital Corp.	0	587	587
USD	(9,910)	05/15/2033	1M	MSI	1 day USD OBFR	Old Dominion Freight Line, Inc.	0	576	576
USD	(9,302)	05/15/2033	1M	MSI	1 day USD OBFR	Coupang, Inc.	0	571	571
USD	(9,364)	05/20/2033	1M	GST	1 day USD OBFR	ON Semiconductor Corp.	0	550	550
USD	(94,205)	05/20/2033	1M	GST	1 day USD OBFR	Qatar National Bank QPSC	0	539	539
USD	(51,327)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	529	529
USD	(6,134)	05/15/2033	1M	MSI	1 day USD OBFR	CRH PLC	0	528	528
USD	(19,088)	05/20/2033	1M	GST	1 day USD OBFR	NIKE, Inc.	0	527	527
USD	(4,968)	05/05/2028	1M	JPM	1 day USD OBFR	Denali Therapeutics, Inc.	0	525	525
USD	(12,723)	05/20/2033	1M	GST	1 day USD OBFR	SoFi Technologies, Inc.	0	524	524
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(15,136)	05/15/2033	1M	MSI	1 day USD OBFR	DTE Energy Co.	$0	$523	$523
USD	(108,349)	05/20/2033	1M	GST	1 day USD OBFR	RenaissanceRe Holdings Ltd.	0	516	516
USD	(157,861)	05/20/2033	1M	GST	1 day USD OBFR	Home Depot, Inc.	0	512	512
USD	(124,282)	05/15/2033	1M	MSI	1 day USD OBFR	American Tower Corp.	0	503	503
USD	(14,529)	05/20/2033	1M	GST	1 day USD OBFR	Verisk Analytics, Inc.	0	500	500
USD	(5,212)	05/15/2033	1M	MSI	1 day USD OBFR	QUALCOMM, Inc.	0	489	489
USD	(15,577)	05/20/2033	1M	GST	1 day USD OBFR	Accenture PLC	0	478	478
USD	(19,546)	05/20/2033	1M	GST	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	476	476
USD	(7,568)	05/05/2028	1M	JPM	1 day USD OBFR	DTE Energy Co.	0	475	475
USD	(39,924)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Japan ETF	0	474	474
USD	(30,409)	05/20/2033	1M	GST	1 day USD OBFR	Biohaven Ltd.	0	466	466
USD	(136,338)	05/20/2033	1M	GST	1 day USD OBFR	Northern Oil & Gas, Inc.	0	450	450
USD	(5,632)	05/20/2033	1M	GST	1 day USD OBFR	Beta Bionics, Inc.	0	449	449
USD	(7,739)	05/05/2028	1M	JPM	1 day USD OBFR	CNH Industrial NV	0	441	441
USD	(8,369)	05/20/2033	1M	GST	1 day USD OBFR	Maze Therapeutics, Inc.	0	428	428
USD	(7,581)	05/20/2033	1M	GST	1 day USD OBFR	Moody's Corp.	0	405	405
USD	(73,262)	05/05/2028	1M	JPM	1 day USD OBFR	Novatek Microelectronics Corp.	0	399	399
USD	(15,827)	05/05/2028	1M	JPM	1 day USD OBFR	Procter & Gamble Co.	0	396	396
USD	(17,451)	05/20/2033	1M	GST	1 day USD OBFR	Gilead Sciences, Inc.	0	393	393
USD	(8,579)	05/15/2033	1M	MSI	1 day USD OBFR	Nebius Group NV	0	391	391
USD	(3,709)	05/05/2028	1M	JPM	1 day USD OBFR	LS Electric Co., Ltd.	0	383	383
USD	(3,447)	05/15/2033	1M	MSI	1 day USD OBFR	AGCO Corp.	0	382	382
USD	(22,122)	05/05/2028	1M	JPM	1 day USD OBFR	On Holding AG	0	378	378
USD	(4,835)	05/15/2033	1M	MSI	1 day USD OBFR	Lakefront Biotherapeutics NV	0	372	372
USD	(13,353)	05/15/2033	1M	MSI	1 day USD OBFR	Omnicom Group, Inc.	0	368	368
USD	(12,218)	05/20/2033	1M	GST	1 day USD OBFR	Avista Corp.	0	366	366
USD	(16,112)	05/20/2033	1M	GST	1 day USD OBFR	IQVIA Holdings, Inc.	0	366	366
USD	(7,062)	05/15/2033	1M	MSI	1 day USD OBFR	Moody's Corp.	0	365	365
USD	(5,943)	05/05/2028	1M	JPM	1 day USD OBFR	Take-Two Interactive Software, Inc.	0	356	356
USD	12,025	05/15/2033	1M	MSI	1 day USD OBFR	Stryker Corp.	0	352	352
USD	(89,155)	05/20/2033	1M	GST	1 day USD OBFR	iShares Russell 2000 ETF	0	339	339
USD	(36,796)	05/05/2028	1M	JPM	1 day USD OBFR	LG Energy Solution Ltd.	0	332	332
USD	(48,835)	05/15/2033	1M	MSI	1 day USD OBFR	FirstEnergy Corp.	0	331	331
USD	(10,769)	05/20/2033	1M	GST	1 day USD OBFR	Beam Therapeutics, Inc.	0	331	331
USD	(8,581)	05/05/2028	1M	JPM	1 day USD OBFR	NIKE, Inc.	0	323	323
USD	(13,935)	05/05/2028	1M	JPM	1 day USD OBFR	Otter Tail Corp.	0	319	319
USD	(35,882)	05/05/2028	1M	JPM	1 day USD OBFR	Kroger Co.	0	314	314
USD	(10,799)	05/20/2033	1M	GST	1 day USD OBFR	KIWOOM Securities Co., Ltd.	0	314	314
USD	(8,892)	05/15/2033	1M	MSI	1 day USD OBFR	Samsung C&T Corp.	0	311	311
USD	(23,220)	05/15/2033	1M	MSI	1 day USD OBFR	Xcel Energy, Inc.	0	308	308
USD	(25,440)	05/20/2033	1M	GST	1 day USD OBFR	Insulet Corp.	0	307	307
USD	(7,931)	05/20/2033	1M	GST	1 day USD OBFR	Doximity, Inc.	0	299	299
USD	(6,058)	05/20/2033	1M	GST	1 day USD OBFR	Micron Technology, Inc.	0	297	297
USD	(1,088)	05/05/2028	1M	JPM	1 day USD OBFR	AppLovin Corp.	0	296	296
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(6,590)	05/20/2033	1M	GST	1 day USD OBFR	Omnicom Group, Inc.	$0	$294	$294
USD	(55,989)	05/05/2028	1M	JPM	1 day USD OBFR	Avista Corp.	0	289	289
USD	(16,681)	05/20/2033	1M	GST	1 day USD OBFR	BioNTech SE	0	286	286
USD	(11,238)	05/15/2033	1M	MSI	1 day USD OBFR	Intuitive Surgical, Inc.	0	285	285
USD	(8,362)	05/15/2033	1M	MSI	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	277	277
USD	(22,824)	05/05/2028	1M	JPM	1 day USD OBFR	Apple, Inc.	0	274	274
USD	(16,551)	05/15/2033	1M	MSI	1 day USD OBFR	Powell Industries, Inc.	0	274	274
USD	(3,416)	05/15/2033	1M	MSI	1 day USD OBFR	Martin Marietta Materials, Inc.	0	265	265
USD	(8,635)	05/15/2033	1M	MSI	1 day USD OBFR	Cigna Group	0	264	264
USD	(153,768)	05/20/2033	1M	GST	1 day USD OBFR	Caesars Entertainment, Inc.	0	258	258
USD	(2,779)	05/05/2028	1M	JPM	1 day USD OBFR	LandMark Optoelectronics Corp.	0	258	258
USD	(2,513)	05/05/2028	1M	JPM	1 day USD OBFR	Ciena Corp.	0	251	251
USD	(6,765)	05/15/2033	1M	MSI	1 day USD OBFR	Curtiss-Wright Corp.	0	249	249
USD	(52,083)	05/20/2033	1M	GST	1 day USD OBFR	FirstEnergy Corp.	0	247	247
USD	(8,679)	05/05/2028	1M	JPM	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	242	242
USD	(9,286)	05/20/2033	1M	GST	1 day USD OBFR	Qnity Electronics, Inc.	0	235	235
USD	(19,492)	05/15/2033	1M	MSI	1 day USD OBFR	Gilead Sciences, Inc.	0	221	221
USD	(153,722)	05/15/2033	1M	MSI	1 day USD OBFR	Materials Select Sector SPDR ETF	0	213	213
USD	(8,024)	05/05/2028	1M	JPM	1 day USD OBFR	PepsiCo, Inc.	0	209	209
USD	(13,415)	05/20/2033	1M	GST	1 day USD OBFR	AbCellera Biologics, Inc.	0	208	208
USD	(2,269)	05/15/2033	1M	MSI	1 day USD OBFR	Euronet Worldwide, Inc.	0	201	201
USD	(15,463)	05/05/2028	1M	JPM	1 day USD OBFR	Darden Restaurants, Inc.	0	195	195
USD	(932)	05/05/2028	1M	JPM	1 day USD OBFR	QUALCOMM, Inc.	0	194	194
USD	(71,157)	05/20/2033	1M	GST	1 day USD OBFR	Dow, Inc.	0	187	187
USD	(7,540)	05/15/2033	1M	MSI	1 day USD OBFR	Ford Motor Co.	0	186	186
USD	(21,989)	05/20/2033	1M	GST	1 day USD OBFR	IDEXX Laboratories, Inc.	0	185	185
USD	(13,469)	05/20/2033	1M	GST	1 day USD OBFR	Absci Corp.	0	181	181
USD	(1,917)	05/15/2033	1M	MSI	1 day USD OBFR	GoDaddy, Inc.	0	179	179
USD	(5,032)	05/15/2033	1M	MSI	1 day USD OBFR	Lennar Corp.	0	173	173
USD	(25,269)	05/05/2028	1M	JPM	1 day USD OBFR	Conagra Brands, Inc.	0	172	172
USD	(7,659)	05/20/2033	1M	GST	1 day USD OBFR	Hanmi Semiconductor Co., Ltd.	0	171	171
USD	(3,322)	05/20/2033	1M	GST	1 day USD OBFR	Martin Marietta Materials, Inc.	0	171	171
USD	(90,283)	05/20/2033	1M	GST	1 day USD OBFR	Hyundai Motor Co.	0	166	166
USD	(9,419)	05/20/2033	1M	GST	1 day USD OBFR	Parade Technologies Ltd.	0	165	165
USD	(8,529)	05/15/2033	1M	MSI	1 day USD OBFR	HighPeak Energy, Inc.	0	164	164
USD	(42,974)	05/20/2033	1M	GST	1 day USD OBFR	Walmart, Inc.	0	163	163
USD	(4,907)	05/15/2033	1M	MSI	1 day USD OBFR	On Holding AG	0	160	160
USD	(1,163)	05/05/2028	1M	JPM	1 day USD OBFR	iShares Semiconductor ETF	0	153	153
USD	(1,076)	05/15/2033	1M	MSI	1 day USD OBFR	Iovance Biotherapeutics, Inc.	0	152	152
USD	(73,345)	05/15/2033	1M	MSI	1 day USD OBFR	Industrial Select Sector SPDR Fund	0	150	150
USD	(6,892)	05/15/2033	1M	MSI	1 day USD OBFR	PPG Industries, Inc.	0	150	150
USD	(76,955)	05/15/2033	1M	MSI	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	148	148
USD	(8,256)	05/15/2033	1M	MSI	1 day USD OBFR	DigitalOcean Holdings, Inc.	0	148	148
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(23,136)	05/20/2033	1M	GST	1 day USD OBFR	PPL Corp.	$0	$144	$144
USD	(2,530)	05/05/2028	1M	JPM	1 day USD OBFR	Korea Electric Power Corp.	0	135	135
USD	(3,229)	05/15/2033	1M	MSI	1 day USD OBFR	Sea Ltd.	0	134	134
USD	(5,473)	05/15/2033	1M	MSI	1 day USD OBFR	Avista Corp.	0	133	133
USD	(9,684)	05/20/2033	1M	GST	1 day USD OBFR	Analog Devices, Inc.	0	131	131
USD	(14,537)	05/15/2033	1M	MSI	1 day USD OBFR	WaterBridge Infrastructure LLC	0	131	131
USD	(1,844)	05/20/2033	1M	GST	1 day USD OBFR	Intel Corp.	0	130	130
USD	(9,895)	05/15/2033	1M	MSI	1 day USD OBFR	Jabil, Inc.	0	128	128
USD	(58,528)	05/15/2033	1M	MSI	1 day USD OBFR	Restaurant Brands International, Inc.	0	126	126
USD	(501)	05/05/2028	1M	JPM	1 day USD OBFR	Alchip Technologies Ltd.	0	124	124
USD	(33,644)	05/15/2033	1M	MSI	1 day USD OBFR	Take-Two Interactive Software, Inc.	0	121	121
USD	(7,164)	05/05/2028	1M	JPM	1 day USD OBFR	Franklin Resources, Inc.	0	121	121
USD	(40,541)	05/20/2033	1M	GST	1 day USD OBFR	AbbVie, Inc.	0	114	114
USD	(18,200)	05/15/2033	1M	MSI	1 day USD OBFR	Hanwha Systems Co., Ltd.	0	114	114
USD	(9,681)	05/15/2033	1M	MSI	1 day USD OBFR	Keysight Technologies, Inc.	0	109	109
USD	(7,908)	05/20/2033	1M	GST	1 day USD OBFR	Veeco Instruments, Inc.	0	108	108
USD	(70,623)	05/20/2033	1M	GST	1 day USD OBFR	Conagra Brands, Inc.	0	106	106
USD	(7,120)	05/15/2033	1M	MSI	1 day USD OBFR	Sanofi SA	0	98	98
USD	(157,389)	05/20/2033	1M	GST	1 day USD OBFR	State Street SPDR S&P Regional Banking ETF	0	97	97
USD	(15,408)	05/15/2033	1M	MSI	1 day USD OBFR	Diodes, Inc.	0	97	97
USD	(6,232)	05/05/2028	1M	JPM	1 day USD OBFR	Omnicom Group, Inc.	0	94	94
USD	(7,276)	05/15/2033	1M	MSI	1 day USD OBFR	Largan Precision Co., Ltd.	0	88	88
USD	(10,700)	05/05/2028	1M	JPM	1 day USD OBFR	AbbVie, Inc.	0	88	88
USD	(128,047)	05/05/2028	1M	JPM	1 day USD OBFR	Hershey Co.	0	85	85
USD	(1,315)	05/05/2028	1M	JPM	1 day USD OBFR	Lennar Corp.	0	80	80
USD	(4,587)	05/20/2033	1M	GST	1 day USD OBFR	Elevance Health, Inc.	0	77	77
USD	(930)	05/20/2033	1M	GST	1 day USD OBFR	Masco Corp.	0	72	72
USD	(1,065)	05/15/2033	1M	MSI	1 day USD OBFR	Mineralys Therapeutics, Inc.	0	70	70
USD	(9,229)	05/05/2028	1M	JPM	1 day USD OBFR	King Slide Works Co., Ltd.	0	68	68
USD	(3,427)	05/15/2033	1M	MSI	1 day USD OBFR	Otter Tail Corp.	0	67	67
USD	(6,785)	05/05/2028	1M	JPM	1 day USD OBFR	RenaissanceRe Holdings Ltd.	0	66	66
USD	(2,937)	05/20/2033	1M	GST	1 day USD OBFR	Intellia Therapeutics, Inc.	0	65	65
USD	(2,368)	05/05/2028	1M	JPM	1 day USD OBFR	Elite Material Co., Ltd.	0	56	56
USD	(1,988)	05/20/2033	1M	GST	1 day USD OBFR	Texas Instruments, Inc.	0	48	48
USD	(7,488)	05/20/2033	1M	GST	1 day USD OBFR	NOV, Inc.	0	46	46
USD	(1,192)	05/20/2033	1M	GST	1 day USD OBFR	DraftKings, Inc.	0	41	41
USD	(635)	05/05/2028	1M	JPM	1 day USD OBFR	Deere & Co.	0	41	41
USD	(29,358)	05/20/2033	1M	GST	1 day USD OBFR	Nebius Group NV	0	35	35
USD	(14,246)	05/05/2028	1M	JPM	1 day USD OBFR	Restaurant Brands International, Inc.	0	34	34
USD	(337)	05/20/2033	1M	GST	1 day USD OBFR	AGCO Corp.	0	31	31
USD	(6,439)	05/20/2033	1M	GST	1 day USD OBFR	Ciena Corp.	0	29	29
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(770)	05/05/2028	1M	JPM	1 day USD OBFR	GoDaddy, Inc.	$0	$26	$26
USD	(8,559)	05/20/2033	1M	GST	1 day USD OBFR	Vanguard International Semiconductor Corp.	0	21	21
USD	(425)	05/15/2033	1M	MSI	1 day USD OBFR	Dover Corp.	0	15	15
USD	(38,452)	05/15/2033	1M	MSI	1 day USD OBFR	New Jersey Resources Corp.	0	13	13
USD	(221)	05/05/2028	1M	JPM	1 day USD OBFR	RPM International, Inc.	0	7	7
DKK	(39,103)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Novo Nordisk AS	0	1,838	1,838
DKK	(29,842)	05/05/2028	1M	JPM	1 Month DKK CIBOR	NKT AS	0	1,058	1,058
DKK	(14,171)	05/20/2033	1M	GST	1 Month DKK CIBOR	Tryg AS	0	85	85
DKK	(22,170)	05/20/2033	1M	GST	1 Month DKK CIBOR	Novonesis Novozymes B	0	84	84
DKK	(3,643)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Novonesis Novozymes B	0	27	27
NOK	(6,430)	05/05/2028	1M	JPM	1 Month NOK NIBOR	Nordic Semiconductor ASA	0	829	829
NOK	(30,768)	05/05/2028	1M	JPM	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	262	262
NOK	(4,324)	05/15/2033	1M	MSI	1 Month NOK NIBOR	Nordic Semiconductor ASA	0	107	107
NOK	(3,492)	05/05/2028	1M	JPM	1 Month NOK NIBOR	Yara International ASA	0	80	80
NOK	(3,719)	05/20/2033	1M	GST	1 Month NOK NIBOR	TOMRA Systems ASA	0	55	55
USD	13,225	05/20/2033	1M	GST	10X Genomics, Inc.	1 day USD OBFR	0	1,239	1,239
CHF	(205,229)	05/15/2033	1M	MSI	12 Month CHF SARON	Partners Group Holding AG	0	12,932	12,932
CHF	(60,992)	05/15/2033	1M	MSI	12 Month CHF SARON	VAT Group AG	0	7,794	7,794
CHF	(113,390)	05/05/2028	1M	JPM	12 Month CHF SARON	Givaudan SA	0	5,778	5,778
CHF	(13,008)	05/05/2028	1M	JPM	12 Month CHF SARON	ams-OSRAM AG	0	2,377	2,377
CHF	(29,554)	05/05/2028	1M	JPM	12 Month CHF SARON	Straumann Holding AG	0	2,166	2,166
CHF	(18,398)	05/05/2028	1M	JPM	12 Month CHF SARON	Huber & Suhner AG	0	1,680	1,680
CHF	(10,354)	05/05/2028	1M	JPM	12 Month CHF SARON	VAT Group AG	0	1,351	1,351
CHF	(22,424)	05/20/2033	1M	GST	12 Month CHF SARON	Nestle SA	0	1,263	1,263
CHF	(37,558)	05/05/2028	1M	JPM	12 Month CHF SARON	Nestle SA	0	1,239	1,239
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	(11,514)	05/20/2033	1M	GST	12 Month CHF SARON	VAT Group AG	$0	$1,065	$1,065
CHF	(7,431)	05/15/2033	1M	MSI	12 Month CHF SARON	ams-OSRAM AG	0	1,061	1,061
CHF	(46,016)	05/20/2033	1M	GST	12 Month CHF SARON	Emmi AG	0	985	985
CHF	(17,387)	05/05/2028	1M	JPM	12 Month CHF SARON	Holcim AG	0	898	898
CHF	(16,796)	05/15/2033	1M	MSI	12 Month CHF SARON	Givaudan SA	0	806	806
CHF	(58,463)	05/15/2033	1M	MSI	12 Month CHF SARON	Chocoladefabriken Lindt & Spruengli AG	0	744	744
CHF	(23,677)	05/20/2033	1M	GST	12 Month CHF SARON	Chocoladefabriken Lindt & Spruengli AG	0	681	681
CHF	(196,888)	05/20/2033	1M	GST	12 Month CHF SARON	Swiss Re AG	0	667	667
CHF	(30,914)	05/05/2028	1M	JPM	12 Month CHF SARON	Belimo Holding AG	0	604	604
CHF	(25,294)	05/05/2028	1M	JPM	12 Month CHF SARON	Emmi AG	0	511	511
CHF	(34,983)	05/05/2028	1M	JPM	12 Month CHF SARON	Chocoladefabriken Lindt & Spruengli AG	0	484	484
CHF	(22,377)	05/15/2033	1M	MSI	12 Month CHF SARON	Nestle SA	0	470	470
CHF	(55,824)	05/20/2033	1M	GST	12 Month CHF SARON	Zurich Insurance Group AG	0	361	361
CHF	(101,875)	05/20/2033	1M	GST	12 Month CHF SARON	Partners Group Holding AG	0	285	285
CHF	(31,140)	05/05/2028	1M	JPM	12 Month CHF SARON	Partners Group Holding AG	0	178	178
CHF	(6,728)	05/20/2033	1M	GST	12 Month CHF SARON	Holcim AG	0	111	111
CHF	(3,652)	05/15/2033	1M	MSI	12 Month CHF SARON	Kuehne & Nagel International AG	0	76	76
CHF	(3,842)	05/20/2033	1M	GST	12 Month CHF SARON	Kuehne & Nagel International AG	0	26	26
EUR	(78,137)	05/15/2033	1M	MSI	12 Month EUR STR	Schaeffler AG	0	12,184	12,184
EUR	(44,092)	05/05/2028	1M	JPM	12 Month EUR STR	Schaeffler AG	0	9,529	9,529
EUR	(81,121)	05/20/2033	1M	GST	12 Month EUR STR	Auto1 Group SE	0	7,785	7,785
EUR	(105,664)	05/15/2033	1M	MSI	12 Month EUR STR	Hermes International SCA	0	7,205	7,205
EUR	(82,027)	05/20/2033	1M	GST	12 Month EUR STR	Hermes International SCA	0	6,877	6,877
EUR	(21,950)	05/05/2028	1M	JPM	12 Month EUR STR	Nokia OYJ	0	5,918	5,918
EUR	(93,782)	05/20/2033	1M	GST	12 Month EUR STR	Koninklijke Ahold Delhaize NV	0	4,305	4,305
EUR	(77,062)	05/15/2033	1M	MSI	12 Month EUR STR	Accor SA	0	4,208	4,208
EUR	(26,332)	05/05/2028	1M	JPM	12 Month EUR STR	Prysmian SpA	0	4,197	4,197
EUR	(25,687)	05/05/2028	1M	JPM	12 Month EUR STR	Siemens Energy AG	0	3,264	3,264
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(25,823)	05/05/2028	1M	JPM	12 Month EUR STR	Auto1 Group SE	$0	$3,061	$3,061
EUR	(84,153)	05/20/2033	1M	GST	12 Month EUR STR	Carrefour SA	0	3,016	3,016
EUR	(27,827)	05/05/2028	1M	JPM	12 Month EUR STR	HOCHTIEF AG	0	2,973	2,973
EUR	(50,490)	05/05/2028	1M	JPM	12 Month EUR STR	EDP Renewables SA	0	2,872	2,872
EUR	(13,223)	05/05/2028	1M	JPM	12 Month EUR STR	Infineon Technologies AG	0	2,598	2,598
EUR	(19,636)	05/05/2028	1M	JPM	12 Month EUR STR	Maire SpA	0	2,541	2,541
EUR	(20,391)	05/05/2028	1M	JPM	12 Month EUR STR	Nordex SE	0	2,488	2,488
EUR	(39,258)	05/05/2028	1M	JPM	12 Month EUR STR	Hermes International SCA	0	2,455	2,455
EUR	(10,019)	05/05/2028	1M	JPM	12 Month EUR STR	BE Semiconductor Industries NV	0	2,301	2,301
EUR	(63,451)	05/20/2033	1M	GST	12 Month EUR STR	Prysmian SpA	0	2,255	2,255
EUR	(18,962)	05/05/2028	1M	JPM	12 Month EUR STR	Tkms AG& Co. KGaA	0	2,241	2,241
EUR	(9,966)	05/20/2033	1M	MSI	12 Month EUR STR	STMicroelectronics NV	0	2,213	2,213
EUR	(50,400)	05/15/2033	1M	MSI	12 Month EUR STR	HOCHTIEF AG	0	2,113	2,113
EUR	(46,826)	05/15/2033	1M	MSI	12 Month EUR STR	Nordex SE	0	1,982	1,982
EUR	(51,523)	05/20/2033	1M	GST	12 Month EUR STR	Wartsila OYJ Abp	0	1,896	1,896
EUR	(14,523)	05/05/2028	1M	JPM	12 Month EUR STR	UCB SA	0	1,876	1,876
EUR	(17,634)	05/20/2033	1M	GST	12 Month EUR STR	SOITEC	0	1,874	1,874
EUR	(28,785)	05/05/2028	1M	JPM	12 Month EUR STR	Vonovia SE	0	1,823	1,823
EUR	(16,879)	05/20/2033	1M	GST	12 Month EUR STR	Schaeffler AG	0	1,823	1,823
EUR	(34,331)	05/20/2033	1M	GST	12 Month EUR STR	Maire SpA	0	1,785	1,785
EUR	(22,858)	05/05/2028	1M	JPM	12 Month EUR STR	Vusion	0	1,604	1,604
EUR	(43,008)	05/20/2033	1M	GST	12 Month EUR STR	Iberdrola SA	0	1,324	1,324
EUR	(48,579)	05/15/2033	1M	MSI	12 Month EUR STR	Wartsila OYJ Abp	0	1,206	1,206
EUR	(18,003)	05/15/2033	1M	MSI	12 Month EUR STR	Legrand SA	0	1,158	1,158
EUR	(6,153)	05/15/2033	1M	MSI	12 Month EUR STR	Nokia OYJ	0	1,080	1,080
EUR	(8,381)	05/05/2028	1M	JPM	12 Month EUR STR	SOITEC	0	1,002	1,002
EUR	(18,480)	05/05/2028	1M	JPM	12 Month EUR STR	Wartsila OYJ Abp	0	979	979
EUR	(102,363)	05/20/2033	1M	GST	12 Month EUR STR	Sampo OYJ	0	978	978
EUR	(10,314)	05/15/2033	1M	MSI	12 Month EUR STR	Prysmian SpA	0	940	940
EUR	(9,979)	05/05/2028	1M	JPM	12 Month EUR STR	Aroundtown SA	0	919	919
EUR	(87,942)	05/20/2033	1M	GST	12 Month EUR STR	Hannover Rueck SE	0	889	889
EUR	(30,539)	05/20/2033	1M	GST	12 Month EUR STR	Exosens SAS	0	877	877
EUR	(23,412)	05/20/2033	1M	GST	12 Month EUR STR	Carel Industries SpA	0	832	832
EUR	(51,936)	05/20/2033	1M	GST	12 Month EUR STR	HOCHTIEF AG	0	766	766
EUR	(26,574)	05/20/2033	1M	GST	12 Month EUR STR	Siemens Energy AG	0	755	755
EUR	(68,714)	05/15/2033	1M	MSI	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	750	750
EUR	(54,879)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Financial Services Index	0	704	704
EUR	(18,483)	05/20/2033	1M	GST	12 Month EUR STR	Infineon Technologies AG	0	694	694
EUR	(9,776)	05/20/2033	1M	GST	12 Month EUR STR	Nordex SE	0	675	675
EUR	(33,463)	05/05/2028	1M	JPM	12 Month EUR STR	Vinci SA	0	645	645
EUR	(9,774)	05/20/2033	1M	GST	12 Month EUR STR	ASM International NV	0	638	638
EUR	(27,205)	05/20/2033	1M	GST	12 Month EUR STR	Shurgard Self Storage Ltd.	0	630	630
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(5,316)	05/15/2033	1M	MSI	12 Month EUR STR	Auto1 Group SE	$0	$588	$588
EUR	(13,142)	05/05/2028	1M	JPM	12 Month EUR STR	Exosens SAS	0	559	559
EUR	(16,076)	05/15/2033	1M	MSI	12 Month EUR STR	Enel SpA	0	540	540
EUR	(6,549)	05/05/2028	1M	JPM	12 Month EUR STR	Accor SA	0	533	533
EUR	(8,674)	05/20/2033	1M	GST	12 Month EUR STR	ASML Holding NV	0	503	503
EUR	(6,312)	05/15/2033	1M	MSI	12 Month EUR STR	Infineon Technologies AG	0	486	486
EUR	(15,884)	05/05/2028	1M	JPM	12 Month EUR STR	Shurgard Self Storage Ltd.	0	482	482
EUR	(13,086)	05/15/2033	1M	MSI	12 Month EUR STR	Iberdrola SA	0	350	350
EUR	(4,053)	05/20/2033	1M	GST	12 Month EUR STR	Nokia OYJ	0	348	348
EUR	(6,931)	05/05/2028	1M	JPM	12 Month EUR STR	Safran SA	0	344	344
EUR	(5,521)	05/05/2028	1M	JPM	12 Month EUR STR	Deutsche Lufthansa AG	0	340	340
EUR	(55,078)	05/15/2033	1M	MSI	12 Month EUR STR	Siemens Energy AG	0	275	275
EUR	(60,045)	05/20/2033	1M	GST	12 Month EUR STR	Verisure PLC	0	248	248
EUR	(9,092)	05/20/2033	1M	GST	12 Month EUR STR	Legrand SA	0	240	240
EUR	(11,511)	05/05/2028	1M	JPM	12 Month EUR STR	Webuild SpA	0	218	218
EUR	(3,274)	05/05/2028	1M	JPM	12 Month EUR STR	Innoscripta SE	0	217	217
EUR	(2,246)	05/15/2033	1M	MSI	12 Month EUR STR	Maire SpA	0	184	184
EUR	(4,662)	05/20/2033	1M	GST	12 Month EUR STR	Air Liquide SA	0	183	183
EUR	(3,279)	05/15/2033	1M	MSI	12 Month EUR STR	Shurgard Self Storage Ltd.	0	148	148
EUR	(2,714)	05/15/2033	1M	MSI	12 Month EUR STR	Forvia SE	0	128	128
EUR	(3,965)	05/05/2028	1M	JPM	12 Month EUR STR	Koninklijke Ahold Delhaize NV	0	124	124
EUR	(3,825)	05/05/2028	1M	JPM	12 Month EUR STR	Airbus SE	0	118	118
EUR	(14,428)	05/15/2033	1M	MSI	12 Month EUR STR	Carrefour SA	0	82	82
EUR	(4,947)	05/05/2028	1M	JPM	12 Month EUR STR	Iberdrola SA	0	81	81
EUR	(31,353)	05/15/2033	1M	MSI	12 Month EUR STR	CVC Capital Partners PLC	0	77	77
EUR	(11,576)	05/05/2028	1M	JPM	12 Month EUR STR	Merlin Properties Socimi SA	0	67	67
EUR	(8,230)	05/05/2028	1M	JPM	12 Month EUR STR	CaixaBank SA	0	60	60
EUR	(3,941)	05/15/2033	1M	MSI	12 Month EUR STR	Alstom SA	0	59	59
EUR	(510)	05/20/2033	1M	GST	12 Month EUR STR	BE Semiconductor Industries NV	0	56	56
EUR	(12,433)	05/15/2033	1M	MSI	12 Month EUR STR	Vonovia SE	0	54	54
EUR	(6,231)	05/05/2028	1M	JPM	12 Month EUR STR	Kone OYJ	0	43	43
EUR	(3,191)	05/20/2033	1M	GST	12 Month EUR STR	Buzzi SpA	0	38	38
EUR	(27,013)	05/20/2033	1M	GST	12 Month EUR STR	Verbund AG	0	36	36
EUR	(5,267)	05/15/2033	1M	MSI	12 Month EUR STR	Koninklijke Ahold Delhaize NV	0	28	28
EUR	(1,014)	05/05/2028	1M	JPM	12 Month EUR STR	Kingspan Group PLC	0	5	5
EUR	(84)	05/05/2028	1M	JPM	12 Month EUR STR	Air Liquide SA	0	2	2
GBP	(93,757)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	St. James's Place PLC	0	11,582	11,582
GBP	(3,816)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Ceres Power Holdings PLC	0	1,232	1,232
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(32,618)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Howden Joinery Group PLC	$0	$1,226	$1,226
GBP	(11,909)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Ceres Power Holdings PLC	0	972	972
GBP	(75,882)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	British American Tobacco PLC	0	934	934
GBP	(59,854)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Howden Joinery Group PLC	0	511	511
GBP	(5,358)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	International Consolidated Airlines Group SA	0	400	400
GBP	(4,851)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Antofagasta PLC	0	310	310
GBP	(11,248)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Antofagasta PLC	0	254	254
GBP	(3,619)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Halma PLC	0	46	46
GBP	(33,144)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Pearson PLC	0	27	27
GBP	(5,931)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Halma PLC	0	18	18
JPY	(535,063)	05/15/2033	1M	MSI	12 Month JPY TONA (b)	JP Momentum Long Index	0	54,953	54,953
JPY	(122,041)	05/15/2033	1M	MSI	12 Month JPY TONA	Nitto Boseki Co., Ltd.	0	29,443	29,443
JPY	(87,740)	05/05/2028	1M	JPM	12 Month JPY TONA	Taiyo Yuden Co., Ltd.	0	28,835	28,835
JPY	(73,816)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Electron Ltd.	0	21,046	21,046
JPY	(52,495)	05/05/2028	1M	JPM	12 Month JPY TONA	Socionext, Inc.	0	16,586	16,586
JPY	(338,701)	05/15/2033	1M	MSI	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	0	15,428	15,428
JPY	(209,508)	05/15/2033	1M	MSI	12 Month JPY TONA	Shizuoka Financial Group, Inc.	0	14,293	14,293
JPY	(67,225)	05/05/2028	1M	JPM	12 Month JPY TONA	SoftBank Group Corp.	0	14,014	14,014
JPY	(33,423)	05/15/2033	1M	MSI	12 Month JPY TONA	SUMCO Corp.	0	12,198	12,198
JPY	(115,191)	05/15/2033	1M	MSI	12 Month JPY TONA	Taiyo Yuden Co., Ltd.	0	12,062	12,062
JPY	(181,194)	05/15/2033	1M	MSI	12 Month JPY TONA	Yokohama Financial Group, Inc.	0	10,488	10,488
JPY	(59,607)	05/15/2033	1M	MSI	12 Month JPY TONA	Resonac Holdings Corp.	0	9,438	9,438
JPY	(81,177)	05/15/2033	1M	MSI	12 Month JPY TONA	Yaskawa Electric Corp.	0	8,542	8,542
JPY	(42,086)	05/15/2033	1M	MSI	12 Month JPY TONA	Rohm Co., Ltd.	0	8,418	8,418
JPY	(35,112)	05/15/2033	1M	MSI	12 Month JPY TONA	Renesas Electronics Corp.	0	7,877	7,877
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(93,982)	05/20/2033	1M	GST	12 Month JPY TONA	Japan Post Bank Co., Ltd.	$0	$7,561	$7,561
JPY	(44,586)	05/15/2033	1M	MSI	12 Month JPY TONA	SoftBank Group Corp.	0	7,489	7,489
JPY	(19,299)	05/05/2028	1M	JPM	12 Month JPY TONA	SUMCO Corp.	0	7,276	7,276
JPY	(21,400)	05/05/2028	1M	JPM	12 Month JPY TONA	Shibaura Mechatronics Corp.	0	6,002	6,002
JPY	(105,172)	05/15/2033	1M	MSI	12 Month JPY TONA	Japan Post Bank Co., Ltd.	0	5,585	5,585
JPY	(222,900)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Stock Exchange TOPIX Banks Index	0	5,111	5,111
JPY	(58,014)	05/15/2033	1M	MSI	12 Month JPY TONA	Resona Holdings, Inc.	0	5,055	5,055
JPY	(15,780)	05/05/2028	1M	JPM	12 Month JPY TONA	Renesas Electronics Corp.	0	4,830	4,830
JPY	(142,741)	05/15/2033	1M	MSI	12 Month JPY TONA	Sumitomo Mitsui Financial Group, Inc.	0	4,780	4,780
JPY	185,034	05/20/2033	1M	GST	12 Month JPY TONA	GSCBJATO Index	0	4,354	4,354
JPY	(84,172)	05/15/2033	1M	MSI	12 Month JPY TONA	Daiwa Securities Group, Inc.	0	4,217	4,217
JPY	(53,363)	05/05/2028	1M	JPM	12 Month JPY TONA	Resona Holdings, Inc.	0	3,940	3,940
JPY	(202,993)	05/15/2033	1M	MSI	12 Month JPY TONA	Sony Financial Group, Inc.	0	3,380	3,380
JPY	(10,577)	05/15/2033	1M	MSI	12 Month JPY TONA	Shin-Etsu Chemical Co., Ltd.	0	2,843	2,843
JPY	(20,436)	05/20/2033	1M	GST	12 Month JPY TONA	Nikon Corp.	0	2,734	2,734
JPY	(34,922)	05/05/2028	1M	JPM	12 Month JPY TONA	Murata Manufacturing Co., Ltd.	0	2,667	2,667
JPY	(12,914)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	1,770	1,770
JPY	(30,000)	05/05/2028	1M	JPM	12 Month JPY TONA	Shizuoka Financial Group, Inc.	0	1,682	1,682
JPY	(11,057)	05/05/2028	1M	JPM	12 Month JPY TONA	Furukawa Electric Co., Ltd.	0	1,656	1,656
JPY	(7,569)	05/05/2028	1M	JPM	12 Month JPY TONA	Maruwa Co., Ltd.	0	1,588	1,588
JPY	(51,967)	05/20/2033	1M	GST	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	1,502	1,502
JPY	(9,021)	05/20/2033	1M	GST	12 Month JPY TONA	Disco Corp.	0	1,500	1,500
JPY	(9,685)	05/20/2033	1M	GST	12 Month JPY TONA	Lasertec Corp.	0	1,436	1,436
JPY	(5,520)	05/05/2028	1M	JPM	12 Month JPY TONA	Nitto Boseki Co., Ltd.	0	1,285	1,285
JPY	(11,520)	05/05/2028	1M	JPM	12 Month JPY TONA	TDK Corp.	0	1,283	1,283
JPY	(12,573)	05/05/2028	1M	JPM	12 Month JPY TONA	Kyocera Corp.	0	786	786
JPY	38,570	12/10/2029	1M	CBK	12 Month JPY TONA	ARCHION Corp.	0	786	786
JPY	(10,420)	05/15/2033	1M	MSI	12 Month JPY TONA	Nomura Holdings, Inc.	0	758	758
JPY	(2,444)	05/05/2028	1M	JPM	12 Month JPY TONA	Tsugami Corp.	0	680	680
JPY	(2,198)	05/05/2028	1M	JPM	12 Month JPY TONA	Union Tool Co.	0	601	601
JPY	(1,976)	05/05/2028	1M	JPM	12 Month JPY TONA	Nichicon Corp.	0	580	580
JPY	(2,383)	05/05/2028	1M	JPM	12 Month JPY TONA	Oki Electric Industry Co., Ltd.	0	567	567
JPY	(2,139)	05/05/2028	1M	JPM	12 Month JPY TONA	NGK Corp.	0	564	564
JPY	(2,303)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanken Electric Co., Ltd.	0	558	558
JPY	(2,488)	05/05/2028	1M	JPM	12 Month JPY TONA	CKD Corp.	0	549	549
JPY	(9,057)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Heavy Industries Ltd.	0	530	530
JPY	(2,392)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanki Engineering Co., Ltd.	0	529	529
JPY	(2,157)	05/05/2028	1M	JPM	12 Month JPY TONA	RS Technologies Co., Ltd.	0	511	511
JPY	(2,196)	05/05/2028	1M	JPM	12 Month JPY TONA	Kandenko Co., Ltd.	0	509	509
JPY	(2,208)	05/05/2028	1M	JPM	12 Month JPY TONA	Towa Corp.	0	500	500
JPY	(2,249)	05/05/2028	1M	JPM	12 Month JPY TONA	Sinfonia Technology Co., Ltd.	0	488	488
JPY	(2,219)	05/05/2028	1M	JPM	12 Month JPY TONA	Daihen Corp.	0	482	482
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,484)	05/05/2028	1M	JPM	12 Month JPY TONA	Rorze Corp.	$0	$471	$471
JPY	(1,701)	05/05/2028	1M	JPM	12 Month JPY TONA	Meiko Electronics Co., Ltd.	0	471	471
JPY	(1,891)	05/05/2028	1M	JPM	12 Month JPY TONA	Dexerials Corp.	0	469	469
JPY	(2,504)	05/05/2028	1M	JPM	12 Month JPY TONA	Fuji Corp.	0	444	444
JPY	(2,324)	05/05/2028	1M	JPM	12 Month JPY TONA	Ushio, Inc.	0	415	415
JPY	(8,926)	05/20/2033	1M	GST	12 Month JPY TONA	Fast Retailing Co., Ltd.	0	402	402
JPY	(2,229)	05/05/2028	1M	JPM	12 Month JPY TONA	Nomura Micro Science Co., Ltd.	0	393	393
JPY	(1,968)	05/05/2028	1M	JPM	12 Month JPY TONA	GS Yuasa Corp.	0	388	388
JPY	(2,752)	05/20/2033	1M	GST	12 Month JPY TONA	SoftBank Group Corp.	0	377	377
JPY	(5,196)	05/05/2028	1M	JPM	12 Month JPY TONA	Nippon Sanso Holdings Corp.	0	367	367
JPY	(2,054)	05/15/2033	1M	MSI	12 Month JPY TONA	Nikon Corp.	0	364	364
JPY	(1,857)	05/05/2028	1M	JPM	12 Month JPY TONA	Minebea Mitsumi, Inc.	0	362	362
JPY	(2,045)	05/05/2028	1M	JPM	12 Month JPY TONA	Nachi-Fujikoshi Corp.	0	354	354
JPY	(12,330)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokogawa Electric Corp.	0	344	344
JPY	(1,482)	05/15/2033	1M	MSI	12 Month JPY TONA	Santec Holdings Corp.	0	344	344
JPY	(1,804)	05/05/2028	1M	JPM	12 Month JPY TONA	Musashi Seimitsu Industry Co., Ltd.	0	342	342
JPY	(2,186)	05/05/2028	1M	JPM	12 Month JPY TONA	Tekscend Photomask Corp.	0	340	340
JPY	(934)	05/15/2033	1M	MSI	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	338	338
JPY	(1,977)	05/05/2028	1M	JPM	12 Month JPY TONA	Megachips Corp.	0	331	331
JPY	(2,221)	05/05/2028	1M	JPM	12 Month JPY TONA	Kitz Corp.	0	328	328
JPY	(990)	05/05/2028	1M	JPM	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	320	320
JPY	(1,766)	05/05/2028	1M	JPM	12 Month JPY TONA	Optorun Co., Ltd.	0	315	315
JPY	(2,426)	05/05/2028	1M	JPM	12 Month JPY TONA	THK Co., Ltd.	0	315	315
JPY	(2,089)	05/05/2028	1M	JPM	12 Month JPY TONA	Amada Co., Ltd.	0	313	313
JPY	(2,551)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	305	305
JPY	(2,159)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Steel Works Ltd.	0	303	303
JPY	(1,858)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanyo Denki Co., Ltd.	0	302	302
JPY	(2,846)	05/05/2028	1M	JPM	12 Month JPY TONA	Daikin Industries Ltd.	0	298	298
JPY	(10,224)	05/20/2033	1M	GST	12 Month JPY TONA	Recruit Holdings Co., Ltd.	0	296	296
JPY	(1,848)	05/15/2033	1M	MSI	12 Month JPY TONA	Enplas Corp.	0	289	289
JPY	(2,091)	05/05/2028	1M	JPM	12 Month JPY TONA	Omron Corp.	0	285	285
JPY	(2,129)	05/05/2028	1M	JPM	12 Month JPY TONA	Kinden Corp.	0	281	281
JPY	(1,820)	05/05/2028	1M	JPM	12 Month JPY TONA	Nihon Dengi Co., Ltd.	0	271	271
JPY	(937)	05/20/2033	1M	GST	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	270	270
JPY	(2,062)	05/05/2028	1M	JPM	12 Month JPY TONA	Chiyoda Corp.	0	270	270
JPY	(1,790)	05/05/2028	1M	JPM	12 Month JPY TONA	Nippon Electric Glass Co., Ltd.	0	265	265
JPY	(1,818)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyo Tanso Co., Ltd.	0	259	259
JPY	(1,893)	05/05/2028	1M	JPM	12 Month JPY TONA	Tocalo Co., Ltd.	0	257	257
JPY	(2,137)	05/05/2028	1M	JPM	12 Month JPY TONA	Hamamatsu Photonics KK	0	255	255
JPY	(6,493)	05/20/2033	1M	GST	12 Month JPY TONA	Chiba Bank Ltd.	0	252	252
JPY	(1,934)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui High-Tec, Inc.	0	249	249
JPY	(1,764)	05/15/2033	1M	MSI	12 Month JPY TONA	TOTO Ltd.	0	233	233
JPY	(2,307)	05/05/2028	1M	JPM	12 Month JPY TONA	IHI Corp.	0	226	226
JPY	(2,219)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Material Co., Ltd.	0	220	220
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,000)	05/05/2028	1M	JPM	12 Month JPY TONA	Nisshinbo Holdings, Inc.	$0	$215	$215
JPY	(2,384)	05/05/2028	1M	JPM	12 Month JPY TONA	Horiba Ltd.	0	208	208
JPY	(1,784)	05/05/2028	1M	JPM	12 Month JPY TONA	AGC, Inc.	0	195	195
JPY	(969)	05/05/2028	1M	JPM	12 Month JPY TONA	Dai-Dan Co., Ltd.	0	194	194
JPY	(1,754)	05/05/2028	1M	JPM	12 Month JPY TONA	SWCC Corp.	0	193	193
JPY	(2,059)	05/15/2033	1M	MSI	12 Month JPY TONA	OSG Corp.	0	175	175
JPY	(1,583)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuya Metal Co., Ltd.	0	165	165
JPY	(2,993)	05/05/2028	1M	JPM	12 Month JPY TONA	Azbil Corp.	0	163	163
JPY	(1,827)	05/05/2028	1M	JPM	12 Month JPY TONA	Organo Corp.	0	148	148
JPY	(1,822)	05/05/2028	1M	JPM	12 Month JPY TONA	Tri Chemical Laboratories, Inc.	0	139	139
JPY	(11,532)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Electric Corp.	0	137	137
JPY	(1,887)	05/15/2033	1M	MSI	12 Month JPY TONA	Kurita Water Industries Ltd.	0	135	135
JPY	(4,621)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokohama Financial Group, Inc.	0	134	134
JPY	(1,450)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	127	127
JPY	(2,279)	05/05/2028	1M	JPM	12 Month JPY TONA	Hirose Electric Co., Ltd.	0	119	119
JPY	(1,778)	05/05/2028	1M	JPM	12 Month JPY TONA	NTN Corp.	0	119	119
JPY	(1,985)	05/05/2028	1M	JPM	12 Month JPY TONA	NIDEC Corp.	0	118	118
JPY	(1,922)	05/05/2028	1M	JPM	12 Month JPY TONA	Furukawa Co., Ltd.	0	116	116
JPY	(5,657)	05/15/2033	1M	MSI	12 Month JPY TONA	Nitto Denko Corp.	0	109	109
JPY	(1,749)	05/05/2028	1M	JPM	12 Month JPY TONA	Hioki EE Corp.	0	101	101
JPY	(2,336)	05/15/2033	1M	MSI	12 Month JPY TONA	Jeol Ltd.	0	93	93
JPY	(1,990)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Heavy Industries Ltd.	0	72	72
JPY	(1,580)	05/15/2033	1M	MSI	12 Month JPY TONA	Noritake Co., Ltd.	0	71	71
JPY	(2,000)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokohama Rubber Co., Ltd.	0	70	70
JPY	(2,283)	05/05/2028	1M	JPM	12 Month JPY TONA	OKUMA Corp.	0	66	66
JPY	(1,201)	05/15/2033	1M	MSI	12 Month JPY TONA	Nikkiso Co., Ltd.	0	62	62
JPY	(9,743)	05/05/2028	1M	JPM	12 Month JPY TONA	ORIX Corp.	0	54	54
JPY	(19,379)	05/20/2033	1M	GST	12 Month JPY TONA	Canon, Inc.	0	51	51
JPY	(2,159)	05/05/2028	1M	JPM	12 Month JPY TONA	Macnica Holdings, Inc.	0	51	51
JPY	(276)	05/05/2028	1M	JPM	12 Month JPY TONA	Nikon Corp.	0	44	44
JPY	(4,222)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Exchange Group, Inc.	0	33	33
JPY	(1,958)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Electron Device Ltd.	0	31	31
JPY	(2,217)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui E&S Co., Ltd.	0	28	28
JPY	(2,278)	05/05/2028	1M	JPM	12 Month JPY TONA	DMG Mori Co., Ltd.	0	21	21
JPY	(1,874)	05/05/2028	1M	JPM	12 Month JPY TONA	Meidensha Corp.	0	19	19
JPY	(1,977)	05/05/2028	1M	JPM	12 Month JPY TONA	Mabuchi Motor Co., Ltd.	0	16	16
JPY	(2,127)	05/05/2028	1M	JPM	12 Month JPY TONA	Seiko Group Corp.	0	15	15
JPY	(1,529)	05/05/2028	1M	JPM	12 Month JPY TONA	Hosiden Corp.	0	9	9
JPY	(1,932)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Aviation Electronics Industry Ltd.	0	9	9
PLN	(104,082)	05/15/2033	1M	MSI	12 Month PLN WIBOR	mBank SA	0	351	351
SEK	(67,320)	05/20/2033	1M	GST	12 Month SEK STIBOR	Beijer Ref AB	0	3,648	3,648
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(54,060)	05/05/2028	1M	JPM	12 Month SEK STIBOR	BoneSupport Holding AB	$0	$3,243	$3,243
SEK	(16,591)	05/15/2033	1M	MSI	12 Month SEK STIBOR	AAK AB	0	2,380	2,380
SEK	(34,982)	05/20/2033	1M	GST	12 Month SEK STIBOR	Munters Group AB	0	2,363	2,363
SEK	(94,086)	05/20/2033	1M	GST	12 Month SEK STIBOR	Indutrade AB	0	1,929	1,929
SEK	(7,300)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Silex Microsystems AB	0	1,857	1,857
SEK	(36,257)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Roko AB	0	1,772	1,772
SEK	(33,777)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Beijer Ref AB	0	1,735	1,735
SEK	(91,617)	05/20/2033	1M	GST	12 Month SEK STIBOR	Roko AB	0	1,722	1,722
SEK	(52,182)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Munters Group AB	0	1,337	1,337
SEK	(18,137)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Fastighets AB Balder	0	823	823
SEK	(1,745)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Sivers Semiconductors AB	0	604	604
SEK	(15,964)	05/20/2033	1M	GST	12 Month SEK STIBOR	Silex Microsystems AB	0	573	573
SEK	(24,402)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Saab AB	0	430	430
SEK	(10,443)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Fabege AB	0	401	401
SEK	(3,058)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Epiroc AB	0	254	254
SEK	(7,244)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Alfa Laval AB	0	242	242
SEK	(17,555)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Lifco AB	0	181	181
SEK	(14,533)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Hufvudstaden AB	0	156	156
SEK	(2,484)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Epiroc AB	0	76	76
SEK	(1,923)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Wihlborgs Fastigheter AB	0	74	74
SEK	(626)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Roko AB	0	59	59
SEK	(2,147)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Wihlborgs Fastigheter AB	0	28	28
SEK	(366)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Hufvudstaden AB	0	2	2
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CAD	(168,964)	05/05/2028	1M	JPM	6 Month CAD CORRA	Intact Financial Corp.	$0	$12,114	$12,114
CAD	(258,283)	05/15/2033	1M	MSI	6 Month CAD CORRA	Bank of Montreal	0	4,597	4,597
CAD	(57,557)	05/15/2033	1M	MSI	6 Month CAD CORRA	Intact Financial Corp.	0	3,891	3,891
CAD	(56,126)	05/20/2033	1M	GST	6 Month CAD CORRA	Intact Financial Corp.	0	3,657	3,657
CAD	(45,178)	05/15/2033	1M	MSI	6 Month CAD CORRA	South Bow Corp.	0	677	677
CAD	(11,760)	05/20/2033	1M	GST	6 Month CAD CORRA	South Bow Corp.	0	112	112
USD	44,551	05/20/2033	1M	GST	Abbott Laboratories	1 day USD OBFR	0	1,689	1,689
USD	38,569	05/15/2033	1M	MSI	AbbVie, Inc.	1 day USD OBFR	0	1,352	1,352
USD	22,379	05/20/2033	1M	GST	Abivax SA	1 day USD OBFR	0	106	106
EUR	210,820	05/15/2033	1M	MSI	ABN AMRO Bank NV	12 Month EUR STR	0	4,491	4,491
EUR	63,763	05/20/2033	1M	GST	ABN AMRO Bank NV	12 Month EUR STR	0	3,053	3,053
GBP	188,985	05/15/2033	1M	MSI	Admiral Group PLC	12 Month GBP WMBA SONIA Compound	0	9,251	9,251
GBP	79,317	05/20/2033	1M	GST	Admiral Group PLC	12 Month GBP WMBA SONIA Compound	0	3,756	3,756
GBP	7,977	05/05/2028	1M	JPM	Admiral Group PLC	12 Month GBP WMBA SONIA Compound	0	385	385
USD	15,176	05/20/2033	1M	GST	Advanced Micro-Fabrication Equipment, Inc. China	1 day USD OBFR	0	29	29
USD	14,087	05/20/2033	1M	GST	Aeva Technologies, Inc.	1 day USD OBFR	0	1,453	1,453
USD	7,051	05/15/2033	1M	MSI	Aeva Technologies, Inc.	1 day USD OBFR	0	860	860
USD	29,569	05/20/2033	1M	GST	Agilent Technologies, Inc.	1 day USD OBFR	0	1,841	1,841
HKD	130,286	05/15/2033	1M	MSI	AIA Group Ltd.	1 day HKD HONIA	0	5,523	5,523
HKD	84,718	05/20/2033	1M	GST	AIA Group Ltd.	1 day HKD HONIA	0	4,116	4,116
USD	124,648	05/20/2033	1M	GST	Airbnb, Inc.	1 day USD OBFR	0	5,659	5,659
USD	78,345	05/15/2033	1M	MSI	Airbnb, Inc.	1 day USD OBFR	0	1,658	1,658
NOK	64,356	05/15/2033	1M	MSI	Aker BP ASA	1 Month NOK NIBOR	0	2,889	2,889
SEK	15,755	05/20/2033	1M	GST	Alfa Laval AB	12 Month SEK STIBOR	0	205	205
SEK	14,012	05/15/2033	1M	MSI	Alfa Laval AB	12 Month SEK STIBOR	0	94	94
HKD	24,672	05/15/2033	1M	MSI	Alibaba Group Holding Ltd.	1 day HKD HONIA	0	89	89
USD	95,586	05/15/2033	1M	MSI	Alibaba Group Holding Ltd.	1 day USD OBFR	0	4,292	4,292
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	67,029	05/15/2033	1M	GST	Alibaba Group Holding Ltd.	1 day HKD HONIA	$0	$1,064	$1,064
USD	21,196	05/15/2033	1M	MSI	Allegion PLC	1 day USD OBFR	0	1,942	1,942
DKK	178,533	05/15/2033	1M	MSI	Alm Brand AS	1 Month DKK CIBOR	0	6,354	6,354
USD	36,656	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	2,162	2,162
USD	99,812	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	1,329	1,329
USD	18,271	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	275	275
USD	491,863	05/15/2033	1M	MSI	Amazon.com, Inc.	1 day USD OBFR	0	50,211	50,211
USD	176,772	05/05/2028	1M	JPM	Amazon.com, Inc.	1 day USD OBFR	0	19,852	19,852
USD	166,655	05/20/2033	1M	GST	Amazon.com, Inc.	1 day USD OBFR	0	14,489	14,489
USD	39,465	05/15/2033	1M	MSI	American International Group, Inc.	1 day USD OBFR	0	925	925
USD	126,299	05/20/2033	1M	GST	American Water Works Co., Inc.	1 day USD OBFR	0	491	491
USD	12,644	05/05/2028	1M	JPM	American Water Works Co., Inc.	1 day USD OBFR	0	103	103
USD	75,019	05/20/2033	1M	GST	Amgen, Inc.	1 day USD OBFR	0	4,324	4,324
USD	12,183	05/15/2033	1M	MSI	Amgen, Inc.	1 day USD OBFR	0	913	913
USD	41,390	05/20/2033	1M	GST	Amphenol Corp.	1 day USD OBFR	0	2,802	2,802
EUR	220,046	05/15/2033	1M	MSI	Amundi SA	12 Month EUR STR	0	14,341	14,341
GBP	84,197	05/15/2033	1M	MSI	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	4,192	4,192
GBP	269,701	05/20/2033	1M	GST	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	2,168	2,168
USD	17,512	05/20/2033	1M	GST	Antero Resources Corp.	1 day USD OBFR	0	1,534	1,534
USD	13,298	05/15/2033	1M	MSI	Antero Resources Corp.	1 day USD OBFR	0	1,014	1,014
USD	2,477	05/20/2033	1M	GST	Applied Aerospace & Defense, Inc.	1 day USD OBFR	0	272	272
USD	53,507	05/15/2033	1M	MSI	Arch Capital Group Ltd.	1 day USD OBFR	0	1,081	1,081
USD	136,902	05/15/2033	1M	MSI	Arista Networks, Inc.	1 day USD OBFR	0	9,542	9,542
USD	9,080	05/15/2033	1M	MSI	Asia Vital Components Co., Ltd.	1 day USD OBFR	0	713	713
USD	25,217	05/20/2033	1M	GST	ASPEED Technology, Inc.	1 day USD OBFR	0	2,881	2,881
USD	16,410	05/15/2033	1M	MSI	ASPEED Technology, Inc.	1 day USD OBFR	0	538	538
SEK	50,656	05/15/2033	1M	MSI	Assa Abloy AB	12 Month SEK STIBOR	0	3,611	3,611
SEK	62,280	05/05/2028	1M	JPM	Assa Abloy AB	12 Month SEK STIBOR	0	2,406	2,406
SEK	48,859	05/20/2033	1M	GST	Assa Abloy AB	12 Month SEK STIBOR	0	1,622	1,622
USD	43,802	05/15/2033	1M	MSI	Automatic Data Processing, Inc.	1 day USD OBFR	0	3,361	3,361
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	190,839	05/15/2033	1M	MSI	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	$0	$30,506	$30,506
GBP	54,326	05/20/2033	1M	GST	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	6,594	6,594
GBP	4,550	05/05/2028	1M	JPM	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	579	579
EUR	187,517	05/15/2033	1M	MSI	Banca Monte dei Paschi di Siena SpA	12 Month EUR STR	0	2,403	2,403
EUR	65,179	05/20/2033	1M	GST	Banca Monte dei Paschi di Siena SpA	12 Month EUR STR	0	2,152	2,152
EUR	211,282	05/15/2033	1M	MSI	Banco Santander SA	12 Month EUR STR	0	4,779	4,779
ILS	91,079	05/20/2033	1M	GST	Bank Hapoalim BM	1 day ILS SHIR	0	2,517	2,517
ILS	101,368	05/15/2033	1M	MSI	Bank Hapoalim BM	1 day ILS SHIR	0	2,174	2,174
ILS	104,093	05/05/2028	1M	JPM	Bank Leumi Le-Israel BM	1 day ILS SHIR	0	6,264	6,264
ILS	53,501	05/15/2033	1M	MSI	Bank Leumi Le-Israel BM	1 day ILS SHIR	0	271	271
USD	306,235	05/15/2033	1M	MSI	Bank of America Corp.	1 day USD OBFR	0	1,408	1,408
USD	105,729	05/20/2033	1M	GST	Bank of America Corp.	1 day USD OBFR	0	763	763
EUR	55,509	05/20/2033	1M	GST	Bank of Cyprus Holdings PLC	12 Month EUR STR	0	1,615	1,615
EUR	29,101	05/15/2033	1M	MSI	Bank of Cyprus Holdings PLC	12 Month EUR STR	0	702	702
EUR	131,869	05/20/2033	1M	GST	Bank of Ireland Group PLC	12 Month EUR STR	0	4,474	4,474
EUR	55,142	05/15/2033	1M	MSI	Bank of Ireland Group PLC	12 Month EUR STR	0	1,158	1,158
EUR	741	05/05/2028	1M	JPM	Bank of Ireland Group PLC	12 Month EUR STR	0	27	27
USD	156,773	05/20/2033	1M	GST	Bank of New York Mellon Corp.	1 day USD OBFR	0	30	30
EUR	80,219	05/20/2033	1M	GST	Bankinter SA	12 Month EUR STR	0	3,218	3,218
EUR	37,326	05/15/2033	1M	MSI	Bankinter SA	12 Month EUR STR	0	1,254	1,254
EUR	38,893	05/15/2033	1M	MSI	BAWAG Group AG	12 Month EUR STR	0	340	340
USD	15,873	05/20/2033	1M	GST	Becton Dickinson & Co.	1 day USD OBFR	0	26	26
USD	36,851	05/20/2033	1M	GST	Biogen, Inc.	1 day USD OBFR	0	492	492
USD	453,267	05/20/2033	1M	GST	Blackrock, Inc.	1 day USD OBFR	0	15,600	15,600
USD	152,859	05/20/2033	1M	GST	Block, Inc.	1 day USD OBFR	0	3,772	3,772
USD	18,625	05/05/2028	1M	JPM	Block, Inc.	1 day USD OBFR	0	548	548
USD	31,383	05/15/2033	1M	MSI	Bloom Energy Corp.	1 day USD OBFR	0	105	105
USD	1,997	05/20/2033	1M	GST	Bloom Energy Corp.	1 day USD OBFR	0	61	61
EUR	251,812	05/20/2033	1M	GST	BNP Paribas SA	12 Month EUR STR	0	16,909	16,909
USD	269,390	05/15/2033	1M	MSI	Boeing Co.	1 day USD OBFR	0	2,730	2,730
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	3,392	05/20/2033	1M	GST	Boeing Co.	1 day USD OBFR	$0	$66	$66
EUR	92,971	05/05/2028	1M	JPM	Brenntag SE	12 Month EUR STR	0	8,638	8,638
EUR	190,468	05/15/2033	1M	MSI	Brenntag SE	12 Month EUR STR	0	6,973	6,973
EUR	85,656	05/20/2033	1M	GST	Brenntag SE	12 Month EUR STR	0	4,654	4,654
USD	133,980	05/15/2033	1M	MSI	Brinker International, Inc.	1 day USD OBFR	0	26,295	26,295
USD	18,721	05/20/2033	1M	GST	Brinker International, Inc.	1 day USD OBFR	0	1,794	1,794
GBP	103,083	05/15/2033	1M	MSI	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	4,385	4,385
USD	45,757	05/20/2033	1M	GST	Broadcom, Inc.	1 day USD OBFR	0	1,346	1,346
USD	22,060	05/05/2028	1M	JPM	Broadcom, Inc.	1 day USD OBFR	0	907	907
GBP	137,675	05/05/2028	1M	JPM	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	7,490	7,490
GBP	116,213	05/15/2033	1M	MSI	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	3,565	3,565
GBP	81,446	05/20/2033	1M	GST	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	2,138	2,138
USD	63,376	05/15/2033	1M	MSI	Cactus, Inc.	1 day USD OBFR	0	14,376	14,376
USD	11,031	05/20/2033	1M	GST	Cameco Corp.	1 day USD OBFR	0	199	199
USD	138,360	05/15/2033	1M	MSI	Canadian Natural Resources Ltd.	1 day USD OBFR	0	15,779	15,779
USD	113,435	05/20/2033	1M	GST	Canadian Natural Resources Ltd.	1 day USD OBFR	0	9,627	9,627
USD	14,853	05/20/2033	1M	GST	Candel Therapeutics, Inc.	1 day USD OBFR	0	683	683
EUR	127,552	05/20/2033	1M	GST	Capgemini SE	12 Month EUR STR	0	15,425	15,425
EUR	60,679	05/15/2033	1M	MSI	Capgemini SE	12 Month EUR STR	0	6,333	6,333
EUR	38,144	05/05/2028	1M	JPM	Capgemini SE	12 Month EUR STR	0	4,042	4,042
USD	47,418	05/15/2033	1M	MSI	Capital One Financial Corp.	1 day USD OBFR	0	27	27
USD	17,834	05/20/2033	1M	GST	Cardinal Health, Inc.	1 day USD OBFR	0	338	338
USD	116,423	05/15/2033	1M	MSI	Casey's General Stores, Inc.	1 day USD OBFR	0	9,095	9,095
USD	12,955	05/20/2033	1M	GST	Castle Biosciences, Inc.	1 day USD OBFR	0	961	961
USD	25,334	05/20/2033	1M	GST	Celestica, Inc.	1 day USD OBFR	0	1,513	1,513
USD	45,373	05/20/2033	1M	GST	Celldex Therapeutics, Inc.	1 day USD OBFR	0	3,382	3,382
USD	62,318	05/20/2033	1M	GST	Cencora, Inc.	1 day USD OBFR	0	1,507	1,507
CAD	81,805	05/15/2033	1M	MSI	Cenovus Energy, Inc.	6 Month CAD CORRA	0	8,094	8,094
USD	59,387	05/15/2033	1M	MSI	Cerebras Systems, Inc.	1 day USD OBFR	0	2,809	2,809
USD	18,390	05/20/2033	1M	GST	CG oncology, Inc.	1 day USD OBFR	0	262	262
USD	99,252	05/15/2033	1M	MSI	Chefs' Warehouse, Inc.	1 day USD OBFR	0	16,675	16,675
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	73,167	05/15/2033	1M	MSI	Cheniere Energy, Inc.	1 day USD OBFR	$0	$2,214	$2,214
USD	65,525	05/05/2028	1M	JPM	Chesapeake Utilities Corp.	1 day USD OBFR	0	5,778	5,778
USD	42,002	05/15/2033	1M	MSI	Chesapeake Utilities Corp.	1 day USD OBFR	0	753	753
HKD	318,556	05/15/2033	1M	MSI	China H Insurance Index	1 day HKD HONIA	0	4,227	4,227
HKD	58,875	05/05/2028	1M	JPM	China Hongqiao Group Ltd.	1 day HKD HONIA	0	8,164	8,164
HKD	41,241	05/20/2033	1M	GST	China Hongqiao Group Ltd.	1 day HKD HONIA	0	3,411	3,411
HKD	17,464	05/20/2033	1M	GST	China Mengniu Dairy Co., Ltd.	1 day HKD HONIA	0	483	483
USD	113,259	05/20/2033	1M	GST	Choice Hotels International, Inc.	1 day USD OBFR	0	1,576	1,576
USD	22,438	05/05/2028	1M	JPM	Choice Hotels International, Inc.	1 day USD OBFR	0	752	752
USD	22,731	05/15/2033	1M	MSI	Choice Hotels International, Inc.	1 day USD OBFR	0	459	459
USD	127,436	05/05/2028	1M	JPM	Chord Energy Corp.	1 day USD OBFR	0	32,878	32,878
USD	64,806	05/15/2033	1M	MSI	Chord Energy Corp.	1 day USD OBFR	0	8,894	8,894
USD	86,296	05/20/2033	1M	GST	Chord Energy Corp.	1 day USD OBFR	0	7,759	7,759
USD	102,685	05/15/2033	1M	MSI	Chroma ATE, Inc.	1 day USD OBFR	0	8,390	8,390
USD	128,668	05/20/2033	1M	GST	Churchill Downs, Inc.	1 day USD OBFR	0	1,070	1,070
EUR	147,629	05/05/2028	1M	JPM	Cie de Saint-Gobain SA	12 Month EUR STR	0	4,335	4,335
CHF	41,499	05/05/2028	1M	JPM	Cie Financiere Richemont SA	12 Month CHF SARON	0	1,850	1,850
USD	42,048	05/15/2033	1M	MSI	Cloudflare, Inc.	1 day USD OBFR	0	915	915
USD	12,531	05/20/2033	1M	GST	Cloudflare, Inc.	1 day USD OBFR	0	302	302
USD	95,228	05/15/2033	1M	MSI	CNX Resources Corp.	1 day USD OBFR	0	7,303	7,303
USD	7,251	05/20/2033	1M	GST	CNX Resources Corp.	1 day USD OBFR	0	697	697
USD	126,284	05/15/2033	1M	MSI	ConocoPhillips	1 day USD OBFR	0	10,220	10,220
USD	193,417	05/20/2033	1M	GST	ConocoPhillips	1 day USD OBFR	0	8,026	8,026
USD	2,797	05/05/2028	1M	JPM	ConocoPhillips	1 day USD OBFR	0	456	456
USD	80,097	05/05/2028	1M	JPM	Contemporary Amperex Technology Co., Ltd.	1 day USD OBFR	0	5,376	5,376
USD	3,243	05/15/2033	1M	MSI	Corning, Inc.	1 day USD OBFR	0	213	213
USD	192,499	05/15/2033	1M	MSI	Costco Wholesale Corp.	1 day USD OBFR	0	1,890	1,890
USD	1,399	05/20/2033	1M	GST	CVS Health Corp.	1 day USD OBFR	0	139	139
USD	10,501	05/20/2033	1M	GST	Cybin, Inc.	1 day USD OBFR	0	1,049	1,049
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SGD	278,501	05/15/2033	1M	MSI	DBS Group Holdings Ltd.	6 Month SGD SOR Telerate	$0	$3,976	$3,976
USD	19,894	05/20/2033	1M	GST	Dell Technologies, Inc.	1 day USD OBFR	0	1,185	1,185
USD	9,951	05/15/2033	1M	MSI	Dell Technologies, Inc.	1 day USD OBFR	0	589	589
USD	378,943	05/15/2033	1M	MSI	Devon Energy Corp.	1 day USD OBFR	0	19,419	19,419
USD	482,762	05/20/2033	1M	GST	Devon Energy Corp.	1 day USD OBFR	0	14,886	14,886
USD	15,034	12/10/2029	1M	CBK	Devon Energy Corp.	1 day USD OBFR	0	1,032	1,032
USD	30,200	05/20/2033	1M	GST	Dexcom, Inc.	1 day USD OBFR	0	3,096	3,096
USD	2,764	05/15/2033	1M	MSI	Dexcom, Inc.	1 day USD OBFR	0	407	407
USD	215,552	05/20/2033	1M	GST	Diamondback Energy, Inc.	1 day USD OBFR	0	3,431	3,431
EUR	78,343	05/05/2028	1M	JPM	DiaSorin SpA	12 Month EUR STR	0	1,846	1,846
EUR	46,471	05/15/2033	1M	MSI	DiaSorin SpA	12 Month EUR STR	0	1,575	1,575
EUR	39,878	05/20/2033	1M	GST	DiaSorin SpA	12 Month EUR STR	0	917	917
USD	126,684	05/15/2033	1M	MSI	DNOW, Inc.	1 day USD OBFR	0	4,844	4,844
USD	79,879	05/20/2033	1M	GST	DNOW, Inc.	1 day USD OBFR	0	916	916
EUR	3,520	05/05/2028	1M	JPM	DSM-Firmenich AG	12 Month EUR STR	0	429	429
USD	60,235	05/20/2033	1M	GST	Dyne Therapeutics, Inc.	1 day USD OBFR	0	2,816	2,816
USD	29,680	05/15/2033	1M	MSI	Eaton Corp. PLC	1 day USD OBFR	0	629	629
USD	23,308	05/20/2033	1M	GST	Ecopetrol SA	1 day USD OBFR	0	1,076	1,076
USD	18,679	05/20/2033	1M	GST	Elanco Animal Health, Inc.	1 day USD OBFR	0	914	914
USD	7,891	05/05/2028	1M	JPM	Elanco Animal Health, Inc.	1 day USD OBFR	0	389	389
USD	30,966	05/20/2033	1M	GST	Eli Lilly & Co.	1 day USD OBFR	0	52	52
USD	3,079	05/15/2033	1M	MSI	EMCOR Group, Inc.	1 day USD OBFR	0	111	111
USD	744	05/20/2033	1M	GST	EMCOR Group, Inc.	1 day USD OBFR	0	53	53
USD	101,289	05/20/2033	1M	GST	Emirates NBD Bank PJSC	1 day USD OBFR	0	1,083	1,083
USD	55,538	05/15/2033	1M	MSI	Emirates NBD Bank PJSC	1 day USD OBFR	0	520	520
USD	20,410	05/20/2033	1M	GST	Enliven Therapeutics, Inc.	1 day USD OBFR	0	1,240	1,240
USD	6,273	05/15/2033	1M	MSI	Enliven Therapeutics, Inc.	1 day USD OBFR	0	195	195
HKD	17,350	05/15/2033	1M	MSI	ENN Energy Holdings Ltd.	1 day HKD HONIA	0	1,984	1,984
USD	13,503	05/20/2033	1M	GST	Envista Holdings Corp.	1 day USD OBFR	0	371	371
USD	13,489	05/15/2033	1M	MSI	Envista Holdings Corp.	1 day USD OBFR	0	303	303
USD	64,599	05/20/2033	1M	GST	EQT Corp.	1 day USD OBFR	0	5,584	5,584
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
PLN	161,030	05/15/2033	1M	MSI	Erste Bank Polska SA	12 Month PLN WIBOR	$0	$15,805	$15,805
EUR	151,306	05/20/2033	1M	GST	Erste Group Bank AG	12 Month EUR STR	0	415	415
EUR	216,438	05/15/2033	1M	MSI	Eurobank SA	12 Month EUR STR	0	13,590	13,590
USD	175,511	05/15/2033	1M	MSI	Everest Group Ltd.	1 day USD OBFR	0	4,830	4,830
USD	153,535	05/15/2033	1M	MSI	Excelerate Energy, Inc.	1 day USD OBFR	0	3,152	3,152
USD	8,047	05/15/2033	1M	MSI	ExlService Holdings, Inc.	1 day USD OBFR	0	1,860	1,860
USD	930	05/20/2033	1M	GST	ExlService Holdings, Inc.	1 day USD OBFR	0	190	190
USD	29,911	05/20/2033	1M	GST	Expand Energy Corp.	1 day USD OBFR	0	2,436	2,436
USD	31,335	05/15/2033	1M	MSI	F5, Inc.	1 day USD OBFR	0	1,273	1,273
USD	6,895	05/15/2033	1M	MSI	Fastenal Co.	1 day USD OBFR	0	397	397
JPY	47,127	05/20/2033	1M	GST	Ferrotec Corp.	12 Month JPY TONA	0	6,169	6,169
EUR	177,995	05/15/2033	1M	MSI	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	3,473	3,473
EUR	60,632	05/20/2033	1M	GST	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	2,054	2,054
CAD	7,959	05/20/2033	1M	MSI	First Quantum Minerals Ltd.	6 Month CAD CORRA	0	89	89
USD	58,374	05/20/2033	1M	GST	First Watch Restaurant Group, Inc.	1 day USD OBFR	0	2,959	2,959
USD	171,109	05/15/2033	1M	MSI	Five Below, Inc.	1 day USD OBFR	0	19,097	19,097
USD	69,981	05/20/2033	1M	GST	Five Below, Inc.	1 day USD OBFR	0	1,671	1,671
USD	35,452	05/20/2033	1M	GST	Flex Ltd.	1 day USD OBFR	0	2,427	2,427
EUR	36,221	05/20/2033	1M	GST	Fluidra SA	12 Month EUR STR	0	2,801	2,801
EUR	28,054	05/15/2033	1M	MSI	Fluidra SA	12 Month EUR STR	0	1,945	1,945
USD	184,287	05/15/2033	1M	MSI	Fox Corp.	1 day USD OBFR	0	5,194	5,194
EUR	64,823	05/20/2033	1M	GST	FUCHS SE	12 Month EUR STR	0	1,497	1,497
EUR	36,358	05/15/2033	1M	MSI	FUCHS SE	12 Month EUR STR	0	826	826
EUR	32,266	05/05/2028	1M	JPM	FUCHS SE	12 Month EUR STR	0	599	599
CHF	37,556	05/15/2033	1M	MSI	Galderma Group AG	12 Month CHF SARON	0	2,155	2,155
CHF	38,836	05/20/2033	1M	GST	Galderma Group AG	12 Month CHF SARON	0	726	726
USD	47,352	05/15/2033	1M	MSI	General Electric Co.	1 day USD OBFR	0	537	537
USD	3,438	12/10/2029	1M	CBK	General Electric Co.	1 day USD OBFR	0	162	162
USD	1,024	05/20/2033	1M	GST	General Electric Co.	1 day USD OBFR	0	56	56
USD	3,259	05/20/2033	1M	GST	General Motors Co.	1 day USD OBFR	0	562	562
USD	8,273	05/15/2033	1M	MSI	General Motors Co.	1 day USD OBFR	0	257	257
USD	311	05/05/2028	1M	JPM	General Motors Co.	1 day USD OBFR	0	44	44
GBP	98,305	05/15/2033	1M	MSI	Genus PLC	12 Month GBP WMBA SONIA Compound	0	1,379	1,379
GBP	26,404	05/20/2033	1M	GST	Genus PLC	12 Month GBP WMBA SONIA Compound	0	799	799
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	59,230	05/20/2033	1M	GST	Glaukos Corp.	1 day USD OBFR	$0	$4,290	$4,290
USD	7,685	05/15/2033	1M	MSI	Glaukos Corp.	1 day USD OBFR	0	484	484
GBP	217,272	05/15/2033	1M	MSI	Glencore PLC	12 Month GBP WMBA SONIA Compound	0	11,199	11,199
GBP	111,572	05/20/2033	1M	GST	Glencore PLC	12 Month GBP WMBA SONIA Compound	0	7,156	7,156
USD	83,518	05/15/2033	1M	MSI	Global X Copper Miners ETF	1 day USD OBFR	0	1,730	1,730
EUR	208,568	05/20/2033	1M	GST	GS Custom Italian Banks Index	12 Month EUR STR	0	4,481	4,481
USD	38,646	05/20/2033	1M	GST	Guardant Health, Inc.	1 day USD OBFR	0	3,633	3,633
USD	42,804	05/20/2033	1M	GST	Gulfport Energy Corp.	1 day USD OBFR	0	3,186	3,186
GBP	56,649	05/15/2033	1M	MSI	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	545	545
GBP	12,335	05/05/2028	1M	JPM	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	144	144
USD	94,574	05/15/2033	1M	MSI	Hamilton Insurance Group Ltd.	1 day USD OBFR	0	6,006	6,006
USD	80,652	05/15/2033	1M	MSI	Hanwha Aerospace Co., Ltd.	1 day USD OBFR	0	4,349	4,349
USD	55,394	05/20/2033	1M	GST	Hanwha Aerospace Co., Ltd.	1 day USD OBFR	0	2,591	2,591
CAD	72,840	05/15/2033	1M	MSI	Headwater Exploration, Inc.	6 Month CAD CORRA	0	4,254	4,254
USD	1,702	05/20/2033	1M	GST	HEICO Corp.	1 day USD OBFR	0	80	80
USD	1,055	05/15/2033	1M	MSI	HEICO Corp.	1 day USD OBFR	0	14	14
CHF	317,015	05/15/2033	1M	MSI	Helvetia Baloise Holding AG	12 Month CHF SARON	0	6,761	6,761
CHF	115,874	05/20/2033	1M	GST	Helvetia Baloise Holding AG	12 Month CHF SARON	0	2,705	2,705
CHF	12,400	05/05/2028	1M	JPM	Helvetia Baloise Holding AG	12 Month CHF SARON	0	240	240
USD	15,023	05/15/2033	1M	MSI	HF Sinclair Corp.	1 day USD OBFR	0	1,350	1,350
GBP	9,104	05/05/2028	1M	JPM	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	51	51
USD	21,687	05/15/2033	1M	MSI	HMH Holding, Inc.	1 day USD OBFR	0	1,723	1,723
JPY	238,411	05/20/2033	1M	GST	Hokuhoku Financial Group, Inc.	12 Month JPY TONA	0	318	318
USD	61,121	05/20/2033	1M	GST	Hon Hai Precision Industry Co., Ltd.	1 day USD OBFR	0	3,875	3,875
USD	8,673	05/15/2033	1M	MSI	Hon Hai Precision Industry Co., Ltd.	1 day USD OBFR	0	354	354
USD	5,005	05/05/2028	1M	JPM	Hon Hai Precision Industry Co., Ltd.	1 day USD OBFR	0	119	119
USD	2,576	05/05/2028	1M	JPM	Hon Precision, Inc.	1 day USD OBFR	0	266	266
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	405,497	05/15/2033	1M	MSI	Hong Kong Exchanges & Clearing Ltd.	1 day HKD HONIA	$0	$15,777	$15,777
USD	7,343	05/20/2033	1M	GST	Howmet Aerospace, Inc.	1 day USD OBFR	0	278	278
USD	23,177	05/15/2033	1M	MSI	Howmet Aerospace, Inc.	1 day USD OBFR	0	251	251
GBP	371,349	05/15/2033	1M	MSI	ICG PLC	12 Month GBP WMBA SONIA Compound	0	766	766
USD	19,051	05/20/2033	1M	GST	ICU Medical, Inc.	1 day USD OBFR	0	1,171	1,171
GBP	33,586	05/05/2028	1M	JPM	IMI PLC	12 Month GBP WMBA SONIA Compound	0	1,602	1,602
GBP	35,525	05/15/2033	1M	MSI	IMI PLC	12 Month GBP WMBA SONIA Compound	0	908	908
GBP	111,828	05/15/2033	1M	MSI	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	3,510	3,510
GBP	61,405	05/05/2028	1M	JPM	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	1,713	1,713
USD	39,321	05/20/2033	1M	GST	Incyte Corp.	1 day USD OBFR	0	1,316	1,316
USD	27,516	05/20/2033	1M	GST	Innovex International, Inc.	1 day USD OBFR	0	1,575	1,575
USD	78,040	05/15/2033	1M	MSI	Intel Corp.	1 day USD OBFR	0	3,410	3,410
USD	338,994	05/15/2033	1M	MSI	Intercontinental Exchange, Inc.	1 day USD OBFR	0	21,469	21,469
EUR	134,491	05/20/2033	1M	GST	IONOS Group SE	12 Month EUR STR	0	4,274	4,274
EUR	60,559	05/15/2033	1M	MSI	IONOS Group SE	12 Month EUR STR	0	2,375	2,375
EUR	5,714	05/05/2028	1M	JPM	IONOS Group SE	12 Month EUR STR	0	415	415
EUR	3,720	05/15/2033	1M	MSI	IPSOS SA	12 Month EUR STR	0	45	45
EUR	274	05/05/2028	1M	JPM	IPSOS SA	12 Month EUR STR	0	12	12
USD	208,661	05/15/2033	1M	MSI	iShares MSCI Brazil ETF	1 day USD OBFR	0	2,223	2,223
USD	221,673	05/15/2033	1M	MSI	iShares Semiconductor ETF	1 day USD OBFR	0	5,528	5,528
USD	55,164	05/15/2033	1M	MSI	J.M. Smucker Co.	1 day USD OBFR	0	5,181	5,181
EUR	38,778	05/15/2033	1M	MSI	JCDecaux SE	12 Month EUR STR	0	1,999	1,999
EUR	5,303	05/05/2028	1M	JPM	JCDecaux SE	12 Month EUR STR	0	322	322
EUR	35,059	05/20/2033	1M	GST	JCDecaux SE	12 Month EUR STR	0	182	182
EUR	71,327	05/20/2033	1M	GST	Jeronimo Martins SGPS SA	12 Month EUR STR	0	3,149	3,149
EUR	4,860	05/15/2033	1M	MSI	Jeronimo Martins SGPS SA	12 Month EUR STR	0	356	356
USD	47,773	05/20/2033	1M	GST	Johnson & Johnson	1 day USD OBFR	0	1,446	1,446
EUR	68,890	05/20/2033	1M	GST	JOST Werke SE	12 Month EUR STR	0	1,599	1,599
EUR	21,940	05/15/2033	1M	MSI	JOST Werke SE	12 Month EUR STR	0	1,441	1,441
USD	1,199,781	05/15/2033	1M	MSI	JPMorgan Chase & Co.	1 day USD OBFR	0	17,765	17,765
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	57,269	05/20/2033	1M	GST	JPMorgan Chase & Co.	1 day USD OBFR	$0	$2,183	$2,183
JPY	6,250	05/20/2033	1M	GST	JX Advanced Metals Corp.	12 Month JPY TONA	0	94	94
DKK	52,397	05/15/2033	1M	MSI	Jyske Bank AS	1 Month DKK CIBOR	0	900	900
EUR	213,331	05/20/2033	1M	GST	KBC Group NV	12 Month EUR STR	0	9,931	9,931
EUR	185,877	05/15/2033	1M	MSI	KBC Group NV	12 Month EUR STR	0	6,606	6,606
JPY	129,732	05/20/2033	1M	GST	Keiyo Bank Ltd.	12 Month JPY TONA	0	152	152
CAD	106,163	05/15/2033	1M	MSI	Kelt Exploration Ltd.	6 Month CAD CORRA	0	4,209	4,209
USD	254,512	05/05/2028	1M	JPM	KKR & Co., Inc.	1 day USD OBFR	0	14,480	14,480
USD	71,509	05/15/2033	1M	MSI	KKR & Co., Inc.	1 day USD OBFR	0	2,433	2,433
USD	39,564	05/20/2033	1M	GST	KKR & Co., Inc.	1 day USD OBFR	0	1,820	1,820
USD	29,538	05/20/2033	1M	GST	Kodiak Gas Services, Inc.	1 day USD OBFR	0	228	228
USD	23,092	05/20/2033	1M	GST	Kodiak Sciences, Inc.	1 day USD OBFR	0	401	401
JPY	116,737	05/15/2033	1M	MSI	Komatsu Ltd.	12 Month JPY TONA	0	3,445	3,445
EUR	133,636	05/15/2033	1M	MSI	Konecranes OYJ	12 Month EUR STR	0	581	581
USD	16,852	05/20/2033	1M	GST	Kratos Defense & Security Solutions, Inc.	1 day USD OBFR	0	157	157
USD	852	05/15/2033	1M	MSI	Lam Research Corp.	1 day USD OBFR	0	27	27
USD	63,548	05/15/2033	1M	MSI	LG Chem Ltd.	1 day USD OBFR	0	641	641
EUR	41,414	05/20/2033	1M	GST	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	1,079	1,079
EUR	45,016	05/15/2033	1M	MSI	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	873	873
USD	33,110	05/20/2033	1M	GST	LivaNova PLC	1 day USD OBFR	0	389	389
GBP	184,393	05/20/2033	1M	GST	Lloyds Banking Group PLC	12 Month GBP WMBA SONIA Compound	0	6,246	6,246
GBP	80,920	05/15/2033	1M	MSI	Lloyds Banking Group PLC	12 Month GBP WMBA SONIA Compound	0	1,625	1,625
CAD	68,417	05/15/2033	1M	MSI	Lundin Mining Corp.	6 Month CAD CORRA	0	477	477
CAD	2,217	05/20/2033	1M	GST	Lunr Royalties Corp.	6 Month CAD CORRA	0	145	145
USD	25,588	05/20/2033	1M	GST	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	470	470
GBP	259,552	05/15/2033	1M	MSI	M&G PLC	12 Month GBP WMBA SONIA Compound	0	5,627	5,627
USD	52,991	05/05/2028	1M	JPM	Marathon Petroleum Corp.	1 day USD OBFR	0	9,354	9,354
USD	898	05/15/2033	1M	MSI	Marathon Petroleum Corp.	1 day USD OBFR	0	52	52
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	105,509	05/15/2033	1M	MSI	Marvell Technology, Inc.	1 day USD OBFR	$0	$8,340	$8,340
USD	245,801	05/20/2033	1M	GST	Mastercard, Inc.	1 day USD OBFR	0	12,049	12,049
USD	23,549	05/15/2033	1M	MSI	Mastercard, Inc.	1 day USD OBFR	0	1,770	1,770
USD	20,791	05/05/2028	1M	JPM	Mastercard, Inc.	1 day USD OBFR	0	1,594	1,594
USD	126,644	05/05/2028	1M	JPM	Matador Resources Co.	1 day USD OBFR	0	76	76
USD	28,093	05/15/2033	1M	MSI	MBX Biosciences, Inc.	1 day USD OBFR	0	2,433	2,433
USD	117,638	05/15/2033	1M	MSI	McDonald's Corp.	1 day USD OBFR	0	2,526	2,526
USD	24,112	05/20/2033	1M	GST	McKesson Corp.	1 day USD OBFR	0	717	717
USD	8,472	05/05/2028	1M	JPM	MediaTek, Inc.	1 day USD OBFR	0	278	278
EUR	32,640	05/20/2033	1M	GST	Medincell SA	12 Month EUR STR	0	1,267	1,267
EUR	4,433	05/15/2033	1M	MSI	Medincell SA	12 Month EUR STR	0	39	39
HKD	85,116	05/15/2033	1M	MSI	Meitu, Inc.	1 day HKD HONIA	0	4,732	4,732
HKD	45,413	05/05/2028	1M	JPM	Meituan	1 day HKD HONIA	0	10,632	10,632
HKD	71,878	05/15/2033	1M	MSI	Meituan	1 day HKD HONIA	0	7,835	7,835
USD	51,219	05/05/2028	1M	JPM	Merck & Co., Inc.	1 day USD OBFR	0	1,382	1,382
USD	10,450	05/20/2033	1M	GST	Merck & Co., Inc.	1 day USD OBFR	0	487	487
EUR	60,435	05/20/2033	1M	GST	Metso OYJ	12 Month EUR STR	0	5,334	5,334
EUR	50,639	05/15/2033	1M	MSI	Metso OYJ	12 Month EUR STR	0	2,716	2,716
EUR	61,034	05/05/2028	1M	JPM	Metso OYJ	12 Month EUR STR	0	2,414	2,414
USD	139,951	05/15/2033	1M	MSI	Mondelez International, Inc.	1 day USD OBFR	0	7,662	7,662
USD	23,929	05/20/2033	1M	GST	MongoDB, Inc.	1 day USD OBFR	0	1,045	1,045
USD	16,319	05/15/2033	1M	MSI	MongoDB, Inc.	1 day USD OBFR	0	218	218
USD	77,769	05/15/2033	1M	MSI	Murphy USA, Inc.	1 day USD OBFR	0	1,847	1,847
USD	140,877	05/15/2033	1M	MSI	Nasdaq, Inc.	1 day USD OBFR	0	4,364	4,364
USD	55,857	05/20/2033	1M	GST	Nasdaq, Inc.	1 day USD OBFR	0	1,411	1,411
EUR	118,816	05/20/2033	1M	GST	National Bank of Greece SA	12 Month EUR STR	0	11,105	11,105
EUR	60,834	05/15/2033	1M	MSI	National Bank of Greece SA	12 Month EUR STR	0	5,155	5,155
EUR	2,569	05/05/2028	1M	JPM	National Bank of Greece SA	12 Month EUR STR	0	32	32
USD	14,848	05/20/2033	1M	GST	Nektar Therapeutics	1 day USD OBFR	0	1,335	1,335
DKK	53,749	05/15/2033	1M	MSI	Netcompany Group AS	1 Month DKK CIBOR	0	2,423	2,423
DKK	61,486	05/20/2033	1M	GST	Netcompany Group AS	1 Month DKK CIBOR	0	921	921
GBP	86,146	05/20/2033	1M	GST	Next PLC	12 Month GBP WMBA SONIA Compound	0	884	884
GBP	20,699	05/15/2033	1M	MSI	Next PLC	12 Month GBP WMBA SONIA Compound	0	494	494
CAD	19,540	05/15/2033	1M	MSI	NGEx Minerals Ltd.	6 Month CAD CORRA	0	142	142
USD	33,053	05/20/2033	1M	GST	Novartis AG	1 day USD OBFR	0	1,456	1,456
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	132,654	05/05/2028	1M	JPM	NVIDIA Corp.	1 day USD OBFR	$0	$3,455	$3,455
USD	58,512	05/15/2033	1M	MSI	NVIDIA Corp.	1 day USD OBFR	0	1,713	1,713
USD	49,162	05/15/2033	1M	MSI	Oracle Corp.	1 day USD OBFR	0	2,786	2,786
USD	55,257	05/15/2033	1M	MSI	Orion Corp.	1 day USD OBFR	0	5,724	5,724
HUF	279,231	05/20/2033	1M	GST	OTP Bank Nyrt	12 Month HUF BUBOR	0	13,128	13,128
USD	251,363	05/05/2028	1M	JPM	Ovintiv, Inc.	1 day USD OBFR	0	43,199	43,199
USD	27,913	05/15/2033	1M	MSI	Ovintiv, Inc.	1 day USD OBFR	0	3,192	3,192
USD	73,975	05/15/2033	1M	MSI	Performance Food Group Co.	1 day USD OBFR	0	2,667	2,667
USD	419,481	05/15/2033	1M	MSI	Permian Resources Corp.	1 day USD OBFR	0	36,830	36,830
USD	398,340	05/20/2033	1M	GST	Permian Resources Corp.	1 day USD OBFR	0	20,231	20,231
USD	62,464	05/05/2028	1M	JPM	Permian Resources Corp.	1 day USD OBFR	0	10,714	10,714
USD	229,900	05/15/2033	1M	MSI	Phillips 66	1 day USD OBFR	0	18,189	18,189
USD	84,773	05/20/2033	1M	GST	Phillips 66	1 day USD OBFR	0	1,169	1,169
EUR	(544,453)	11/30/2026	1M	JPM	Positive Return on JPM Pure Momentum Long-Short Index	Negative Return on JPM Pure Momentum Long-Short Index	0	42,828	42,828
USD	(22,452)	05/31/2027	1M	MSI	Positive Return on MSZZMOMO Index	Negative Return on MSZZMOMO Index	0	5,844	5,844
USD	(20,854)	05/31/2027	1M	MSI	Positive Return on MSZZMOMO Index	Negative Return on MSZZMOMO Index	0	5,120	5,120
USD	(15,510)	05/31/2027	1M	MSI	Positive Return on MSZZMOMO Index	Negative Return on MSZZMOMO Index	0	4,019	4,019
CAD	22,849	05/20/2033	1M	GST	PrairieSky Royalty Ltd.	6 Month CAD CORRA	0	113	113
USD	41,614	05/20/2033	1M	GST	ProPetro Holding Corp.	1 day USD OBFR	0	1,077	1,077
GBP	274,318	05/20/2033	1M	GST	Prudential PLC	12 Month GBP WMBA SONIA Compound	0	17,804	17,804
GBP	41,423	05/15/2033	1M	MSI	Prudential PLC	12 Month GBP WMBA SONIA Compound	0	1,754	1,754
EUR	143,780	05/15/2033	1M	MSI	Publicis Groupe SA	12 Month EUR STR	0	6,048	6,048
EUR	96,607	05/20/2033	1M	GST	Publicis Groupe SA	12 Month EUR STR	0	4,581	4,581
EUR	55,217	05/05/2028	1M	JPM	Publicis Groupe SA	12 Month EUR STR	0	3,871	3,871
USD	43,295	05/20/2033	1M	GST	Pulse Biosciences, Inc.	1 day USD OBFR	0	9,224	9,224
USD	55,372	05/15/2033	1M	MSI	Red Robin Gourmet Burgers, Inc.	1 day USD OBFR	0	6,344	6,344
EUR	87,845	05/20/2033	1M	GST	RENK Group AG	12 Month EUR STR	0	7,444	7,444
EUR	51,650	05/15/2033	1M	MSI	RENK Group AG	12 Month EUR STR	0	5,013	5,013
EUR	54,269	05/05/2028	1M	JPM	RENK Group AG	12 Month EUR STR	0	580	580
EUR	43,068	05/20/2033	1M	GST	Reply SpA	12 Month EUR STR	0	5,412	5,412
EUR	13,631	05/15/2033	1M	MSI	Reply SpA	12 Month EUR STR	0	1,854	1,854
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	3,450	05/05/2028	1M	JPM	Reply SpA	12 Month EUR STR	$0	$454	$454
USD	20,564	05/20/2033	1M	GST	Revolution Medicines, Inc.	1 day USD OBFR	0	814	814
USD	11,435	05/15/2033	1M	MSI	Revolution Medicines, Inc.	1 day USD OBFR	0	192	192
USD	38,851	05/20/2033	1M	GST	Revvity, Inc.	1 day USD OBFR	0	2,251	2,251
EUR	98,845	05/15/2033	1M	MSI	Rheinmetall AG	12 Month EUR STR	0	16,493	16,493
EUR	16,492	05/05/2028	1M	JPM	Rheinmetall AG	12 Month EUR STR	0	1,827	1,827
EUR	8,346	05/20/2033	1M	GST	Rheinmetall AG	12 Month EUR STR	0	798	798
USD	162,516	05/15/2033	1M	MSI	Riyad Bank	1 day USD OBFR	0	561	561
USD	2,496	05/15/2033	1M	MSI	Robert Half, Inc.	1 day USD OBFR	0	75	75
USD	187,995	05/15/2033	1M	MSI	Roku, Inc.	1 day USD OBFR	0	1,823	1,823
GBP	49,664	05/15/2033	1M	MSI	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	3,006	3,006
GBP	15,943	05/20/2033	1M	GST	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	1,385	1,385
GBP	124,249	05/15/2033	1M	MSI	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	59,747	59,747
GBP	54,455	05/05/2028	1M	JPM	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	33,936	33,936
GBP	98,625	05/20/2033	1M	GST	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	286	286
USD	79,644	05/20/2033	1M	GST	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	5,342	5,342
USD	10,079	05/15/2033	1M	MSI	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	1,062	1,062
DKK	116,842	05/20/2033	1M	GST	Royal Unibrew AS	1 Month DKK CIBOR	0	1,316	1,316
DKK	50,623	05/15/2033	1M	MSI	Royal Unibrew AS	1 Month DKK CIBOR	0	1,087	1,087
DKK	1,772	05/05/2028	1M	JPM	Royal Unibrew AS	1 Month DKK CIBOR	0	88	88
GBP	125,132	05/20/2033	1M	GST	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	8,193	8,193
GBP	83,132	05/15/2033	1M	MSI	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	7,640	7,640
GBP	23,370	05/05/2028	1M	JPM	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	3,624	3,624
USD	34,510	05/15/2033	1M	MSI	Rush Enterprises, Inc.	1 day USD OBFR	0	1,635	1,635
USD	22,926	05/20/2033	1M	GST	Rush Enterprises, Inc.	1 day USD OBFR	0	1,490	1,490
EUR	53,386	05/15/2033	1M	MSI	RWE AG	12 Month EUR STR	0	315	315
USD	19,249	05/15/2033	1M	MSI	Samsung C&T Corp.	1 day USD OBFR	0	3,157	3,157
USD	78,143	05/20/2033	1M	GST	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	5,925	5,925
SEK	13,404	05/20/2033	1M	GST	Sandvik AB	12 Month SEK STIBOR	0	630	630
EUR	104,296	05/20/2033	1M	GST	Scout24 SE	12 Month EUR STR	0	3,091	3,091
EUR	2,779	05/05/2028	1M	JPM	Scout24 SE	12 Month EUR STR	0	31	31
USD	64,577	05/20/2033	1M	GST	Sea Ltd.	1 day USD OBFR	0	642	642
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	115,564	05/15/2033	1M	MSI	Selective Insurance Group, Inc.	1 day USD OBFR	$0	$1,407	$1,407
USD	31,702	05/15/2033	1M	MSI	Sensata Technologies Holding PLC	1 day USD OBFR	0	1,164	1,164
GBP	95,697	05/20/2033	1M	GST	Serco Group PLC	12 Month GBP WMBA SONIA Compound	0	5,457	5,457
GBP	26,920	05/15/2033	1M	MSI	Serco Group PLC	12 Month GBP WMBA SONIA Compound	0	1,480	1,480
USD	90,630	05/15/2033	1M	MSI	SharkNinja, Inc.	1 day USD OBFR	0	7,079	7,079
USD	6,999	05/05/2028	1M	JPM	SharkNinja, Inc.	1 day USD OBFR	0	604	604
USD	11,277	05/20/2033	1M	GST	Sherwin-Williams Co.	1 day USD OBFR	0	653	653
USD	20,004	05/15/2033	1M	MSI	Sherwin-Williams Co.	1 day USD OBFR	0	106	106
EUR	105,748	05/20/2033	1M	GST	Siemens AG	12 Month EUR STR	0	2,529	2,529
USD	73,844	05/20/2033	1M	GST	Sieyuan Electric Co., Ltd.	1 day USD OBFR	0	2,805	2,805
GBP	6,093	05/20/2033	1M	GST	SigmaRoc PLC	12 Month GBP WMBA SONIA Compound	0	176	176
GBP	58,092	05/15/2033	1M	MSI	SigmaRoc PLC	12 Month GBP WMBA SONIA Compound	0	16	16
CHF	69,523	05/15/2033	1M	MSI	SKAN Group AG	12 Month CHF SARON	0	2,359	2,359
CHF	11,469	05/20/2033	1M	GST	SKAN Group AG	12 Month CHF SARON	0	624	624
CHF	6,643	05/05/2028	1M	JPM	SKAN Group AG	12 Month CHF SARON	0	237	237
GBP	91,801	05/15/2033	1M	MSI	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	4,740	4,740
GBP	98,329	05/20/2033	1M	GST	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	3,075	3,075
GBP	277	05/05/2028	1M	JPM	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	5	5
USD	120,435	05/15/2033	1M	MSI	Snowflake, Inc.	1 day USD OBFR	0	10,661	10,661
USD	24,112	05/05/2028	1M	JPM	Snowflake, Inc.	1 day USD OBFR	0	2,869	2,869
USD	6,310	05/20/2033	1M	GST	Snowflake, Inc.	1 day USD OBFR	0	436	436
EUR	230,228	05/15/2033	1M	MSI	Societe Generale SA	12 Month EUR STR	0	12,738	12,738
USD	5,484	05/20/2033	1M	GST	Solv Energy, Inc.	1 day USD OBFR	0	88	88
EUR	29,241	05/20/2033	1M	GST	Sopra Steria Group	12 Month EUR STR	0	5,746	5,746
EUR	14,095	05/15/2033	1M	MSI	Sopra Steria Group	12 Month EUR STR	0	3,123	3,123
USD	82,275	05/20/2033	1M	GST	Southern Co.	1 day USD OBFR	0	70	70
USD	18,837	05/05/2028	1M	JPM	Spotify Technology SA	1 day USD OBFR	0	660	660
USD	20,386	05/15/2033	1M	MSI	Spotify Technology SA	1 day USD OBFR	0	612	612
USD	21,662	05/20/2033	1M	GST	Spotify Technology SA	1 day USD OBFR	0	335	335
USD	136,207	05/20/2033	1M	GST	Starbucks Corp.	1 day USD OBFR	0	618	618
USD	22,354	05/05/2028	1M	JPM	Starbucks Corp.	1 day USD OBFR	0	486	486
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	28,695	05/15/2033	1M	MSI	Starbucks Corp.	1 day USD OBFR	$0	$38	$38
USD	552,670	05/20/2033	1M	GST	State Street Corp.	1 day USD OBFR	0	4,783	4,783
USD	57,164	05/20/2033	1M	GST	StepStone Group, Inc.	1 day USD OBFR	0	2,178	2,178
USD	28,953	05/20/2033	1M	GST	STERIS PLC	1 day USD OBFR	0	1,881	1,881
EUR	50,763	05/15/2033	1M	MSI	Stora Enso OYJ	12 Month EUR STR	0	2,994	2,994
NOK	93,592	05/20/2033	1M	GST	Storebrand ASA	1 Month NOK NIBOR	0	3,347	3,347
NOK	162,457	05/15/2033	1M	MSI	Storebrand ASA	1 Month NOK NIBOR	0	2,445	2,445
USD	16,537	05/20/2033	1M	GST	Structure Therapeutics, Inc.	1 day USD OBFR	0	373	373
USD	54,217	05/20/2033	1M	GST	Stryker Corp.	1 day USD OBFR	0	1,152	1,152
CHF	81,518	05/20/2033	1M	GST	Sulzer AG	12 Month CHF SARON	0	2,410	2,410
CHF	29,521	05/05/2028	1M	JPM	Sulzer AG	12 Month CHF SARON	0	1,766	1,766
CHF	36,832	05/15/2033	1M	MSI	Sulzer AG	12 Month CHF SARON	0	1,379	1,379
USD	7,787	05/20/2033	1M	GST	Suzano SA	1 day USD OBFR	0	279	279
USD	57,594	05/20/2033	1M	GST	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	1,926	1,926
EUR	189,364	05/20/2033	1M	GST	Talanx AG	12 Month EUR STR	0	4,981	4,981
EUR	6,560	05/15/2033	1M	MSI	Talanx AG	12 Month EUR STR	0	319	319
CAD	36,459	05/15/2033	1M	MSI	Tamarack Valley Energy Ltd.	6 Month CAD CORRA	0	1,268	1,268
USD	17,045	05/20/2033	1M	GST	Tamboran Resources Corp.	1 day USD OBFR	0	345	345
USD	14,394	05/15/2033	1M	MSI	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	3,975	3,975
USD	7,349	05/20/2033	1M	GST	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	568	568
USD	12,633	05/15/2033	1M	MSI	Teck Resources Ltd.	1 day USD OBFR	0	499	499
EUR	42,305	05/15/2033	1M	MSI	Tenaris SA	12 Month EUR STR	0	774	774
EUR	4,628	05/20/2033	1M	GST	Tenaris SA	12 Month EUR STR	0	16	16
USD	64,604	05/15/2033	1M	MSI	Tenaris SA	1 day USD OBFR	0	465	465
USD	1,795	05/20/2033	1M	GST	Tenaris SA	1 day USD OBFR	0	40	40
HKD	36,159	05/15/2033	1M	MSI	Tencent Holdings Ltd.	1 day HKD HONIA	0	296	296
HKD	25,317	05/05/2028	1M	JPM	Tencent Holdings Ltd.	1 day HKD HONIA	0	220	220
USD	39,265	05/20/2033	1M	GST	Tenet Healthcare Corp.	1 day USD OBFR	0	12,201	12,201
USD	151,106	05/15/2033	1M	MSI	Teradyne, Inc.	1 day USD OBFR	0	4,794	4,794
USD	16,942	05/15/2033	1M	MSI	Teva Pharmaceutical Industries Ltd.	1 day USD OBFR	0	703	703
USD	82,779	05/15/2033	1M	MSI	Texas Roadhouse, Inc.	1 day USD OBFR	0	6,793	6,793
USD	95,982	05/20/2033	1M	GST	Texas Roadhouse, Inc.	1 day USD OBFR	0	4,478	4,478
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	40,123	05/20/2033	1M	GST	Thermo Fisher Scientific, Inc.	1 day USD OBFR	$0	$3,524	$3,524
USD	87,673	05/15/2033	1M	MSI	Tidewater, Inc.	1 day USD OBFR	0	222	222
EUR	211,291	05/15/2033	1M	MSI	TotalEnergies SE	12 Month EUR STR	0	18,788	18,788
SEK	54,897	05/20/2033	1M	GST	Trelleborg AB	12 Month SEK STIBOR	0	1,983	1,983
SEK	14,197	05/15/2033	1M	MSI	Trelleborg AB	12 Month SEK STIBOR	0	388	388
USD	2,979	05/20/2033	1M	GST	Trex Co., Inc.	1 day USD OBFR	0	12	12
USD	239,761	05/20/2033	1M	GST	U.S. Foods Holding Corp.	1 day USD OBFR	0	14,028	14,028
USD	167,958	05/15/2033	1M	MSI	U.S. Foods Holding Corp.	1 day USD OBFR	0	6,867	6,867
CHF	396,696	05/20/2033	1M	GST	UBS Group AG	12 Month CHF SARON	0	2,508	2,508
CHF	128,679	05/05/2028	1M	JPM	UBS Group AG	12 Month CHF SARON	0	2,402	2,402
CHF	29,819	05/15/2033	1M	MSI	UBS Group AG	12 Month CHF SARON	0	173	173
EUR	1,321	05/20/2033	1M	GST	Umicore SA	12 Month EUR STR	0	2,314	2,314
EUR	6,311	05/15/2033	1M	MSI	Umicore SA	12 Month EUR STR	0	488	488
EUR	1,796	05/05/2028	1M	JPM	Umicore SA	12 Month EUR STR	0	36	36
EUR	281,653	05/15/2033	1M	MSI	UniCredit SpA	12 Month EUR STR	0	5,060	5,060
EUR	317,960	05/20/2033	1M	GST	UniCredit SpA	12 Month EUR STR	0	3,985	3,985
GBP	99,993	05/15/2033	1M	MSI	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	3,437	3,437
GBP	162,541	05/20/2033	1M	GST	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	2,683	2,683
GBP	72,613	05/05/2028	1M	JPM	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	2,544	2,544
EUR	225,752	05/15/2033	1M	MSI	Unipol Assicurazioni SpA	12 Month EUR STR	0	7,541	7,541
EUR	66,561	05/15/2033	1M	MSI	Valeo SE	12 Month EUR STR	0	10,326	10,326
EUR	107,134	05/15/2033	1M	MSI	Vallourec SACA	12 Month EUR STR	0	436	436
NOK	39,559	05/20/2033	1M	GST	Var Energi ASA	1 Month NOK NIBOR	0	3,438	3,438
NOK	19,240	05/15/2033	1M	MSI	Var Energi ASA	1 Month NOK NIBOR	0	1,698	1,698
NOK	4,283	05/05/2028	1M	JPM	Var Energi ASA	1 Month NOK NIBOR	0	702	702
USD	42,190	05/15/2033	1M	MSI	Victoria's Secret & Co.	1 day USD OBFR	0	2,150	2,150
USD	45,069	05/15/2033	1M	MSI	Viking Holdings Ltd.	1 day USD OBFR	0	2,410	2,410
USD	219,936	05/15/2033	1M	MSI	Viper Energy, Inc.	1 day USD OBFR	0	6,549	6,549
USD	433,220	05/20/2033	1M	GST	Viper Energy, Inc.	1 day USD OBFR	0	2,442	2,442
USD	125,478	05/20/2033	1M	GST	Visa, Inc.	1 day USD OBFR	0	1,935	1,935
USD	31,252	05/20/2033	1M	GST	Vista Energy SAB de CV	1 day USD OBFR	0	3,198	3,198
USD	1,426	05/20/2033	1M	GST	Warby Parker, Inc.	1 day USD OBFR	0	122	122
USD	39,742	05/15/2033	1M	MSI	Waters Corp.	1 day USD OBFR	0	253	253
USD	32,250	05/20/2033	1M	GST	Weyerhaeuser Co.	1 day USD OBFR	0	1,440	1,440
USD	9,994	05/15/2033	1M	MSI	Weyerhaeuser Co.	1 day USD OBFR	0	468	468
USD	6,743	05/15/2033	1M	MSI	Woodward, Inc.	1 day USD OBFR	0	111	111
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	53,733	05/15/2033	1M	MSI	Yesway, Inc.	1 day USD OBFR	$0	$5,555	$5,555
USD	21,093	12/10/2029	1M	CBK	Yesway, Inc.	1 day USD OBFR	0	559	559
USD	1,509	05/20/2033	1M	GST	Yesway, Inc.	1 day USD OBFR	0	101	101
USD	6,089	05/05/2028	1M	JPM	Yesway, Inc.	1 day USD OBFR	0	61	61
USD	368,431	05/15/2033	1M	MSI	Yum! Brands, Inc.	1 day USD OBFR	0	9,404	9,404
USD	48,414	05/20/2033	1M	GST	Zenas Biopharma, Inc.	1 day USD OBFR	0	1,167	1,167
HKD	107,710	05/15/2033	1M	MSI	Zijin Mining Group Co., Ltd.	1 day HKD HONIA	0	13,216	13,216
USD	131,810	05/15/2033	1M	MSI	Zoom Communications, Inc.	1 day USD OBFR	0	10,854	10,854
Total Total Return Swaps							$0	$3,492,042	$3,492,042
			Total Swap Contracts				$948,644	$5,597,080	$4,648,436
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
AUD	50,000	USD	34,674	HUS	SELL	1.44	08/04/2026	$0	$444	$444
AUD	20,000	USD	13,784	TDS	SELL	1.45	08/04/2026	0	263	263
AUD	595,000	USD	410,085	TDS	SELL	1.45	08/04/2026	0	7,814	7,814
AUD	240,000	USD	165,321	UBS	SELL	1.45	08/04/2026	0	3,243	3,243
AUD	50,000	USD	34,512	CBK	SELL	1.45	08/04/2026	0	606	606
AUD	140,000	USD	96,349	BCY	SELL	1.45	08/04/2026	0	1,980	1,980
AUD	15,000	USD	10,328	HUS	SELL	1.45	08/04/2026	0	208	208
AUD	240,000	USD	165,368	BCY	SELL	1.45	08/04/2026	0	3,196	3,196
AUD	180,000	USD	124,660	BOA	SELL	1.44	08/04/2026	0	1,763	1,763
AUD	60,000	USD	41,469	BOA	SELL	1.45	08/04/2026	0	672	672
AUD	165,000	USD	114,368	BCY	SELL	1.44	08/04/2026	0	1,519	1,519
AUD	165,000	USD	114,449	UBS	SELL	1.44	08/04/2026	0	1,439	1,439
AUD	165,000	USD	114,339	BCY	SELL	1.44	08/04/2026	0	1,549	1,549
AUD	270,000	USD	188,874	GST	SELL	1.43	08/04/2026	0	761	761
AUD	135,000	USD	94,507	PAR	SELL	1.43	08/04/2026	0	310	310
AUD	190,000	USD	132,537	PAR	SELL	1.43	08/04/2026	0	910	910
AUD	105,000	USD	73,499	SCB	SELL	1.43	08/04/2026	0	248	248
AUD	275,000	USD	191,485	BCY	SELL	1.44	08/04/2026	0	1,662	1,662
AUD	385,000	USD	268,286	GST	SELL	1.44	08/04/2026	0	2,118	2,118
AUD	275,000	USD	191,114	BCY	SELL	1.44	08/04/2026	0	2,033	2,033
AUD	275,000	USD	190,961	BCY	SELL	1.44	08/04/2026	0	2,185	2,185
AUD	43,000	USD	29,825	DBF	SELL	1.44	08/04/2026	0	376	376
AUD	1,335,000	USD	925,956	DBF	SELL	1.44	08/04/2026	0	11,681	11,681
AUD	500	USD	350	SCB	SELL	1.43	08/28/2026	0	1	1
AUD	19,900	USD	13,918	SCB	SELL	1.43	08/28/2026	0	53	53
AUD	284,000	USD	198,624	SCB	SELL	1.43	08/28/2026	0	759	759
AUD	19,500	USD	13,599	GST	SELL	1.43	08/28/2026	0	91	91
AUD	30,000	USD	20,798	DBF	SELL	1.44	09/01/2026	0	262	262
AUD	20,000	USD	13,866	DBF	SELL	1.44	09/01/2026	0	175	175
AUD	410,000	USD	284,725	PAR	SELL	1.44	09/01/2026	0	3,097	3,097
AUD	385,000	USD	268,557	UBS	SELL	1.43	09/01/2026	0	1,715	1,715
AUD	385,000	USD	269,288	PAR	SELL	1.43	09/01/2026	0	983	983
AUD	245,000	USD	171,656	BCY	SELL	1.43	09/16/2026	0	291	291
AUD	25,000	USD	17,498	DBF	SELL	1.43	09/16/2026	0	47	47
AUD	20,000	USD	13,740	CBK	SELL	1.46	09/16/2026	0	296	296
AUD	20,000	USD	13,858	JPM	SELL	1.44	09/16/2026	0	179	179
AUD	5,000	USD	3,464	BOA	SELL	1.44	09/16/2026	0	45	45
AUD	30,000	USD	20,978	CBK	SELL	1.43	09/16/2026	0	76	76
AUD	40,000	USD	27,948	RBC	SELL	1.43	09/16/2026	0	125	125
BRL	1,695,000	USD	323,101	BCY	SELL	5.25	08/04/2026	0	10,517	10,517
BRL	2,200,000	USD	419,365	BCY	SELL	5.25	08/04/2026	0	13,651	13,651
BRL	570,000	USD	109,091	CBK	SELL	5.22	08/04/2026	0	3,099	3,099
BRL	375,000	USD	71,915	BOA	SELL	5.21	08/04/2026	0	1,895	1,895
BRL	605,000	USD	116,840	CBK	SELL	5.18	08/04/2026	0	2,239	2,239
BRL	275,000	USD	53,130	BOA	SELL	5.18	08/04/2026	0	997	997
BRL	220,000	USD	42,512	CBK	SELL	5.17	08/04/2026	0	789	789
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
BRL	395,000	USD	77,535	GST	SELL	5.09	08/04/2026	$0	$211	$211
BRL	265,000	USD	52,104	PAR	SELL	5.09	08/04/2026	0	55	55
BRL	252,000	USD	49,485	BCY	SELL	5.09	08/04/2026	0	115	115
BRL	113,000	USD	22,207	GST	SELL	5.09	08/04/2026	0	34	34
BRL	310,000	USD	60,832	MSI	SELL	5.10	08/04/2026	0	184	184
BRL	685,000	USD	133,774	PAR	SELL	5.12	08/04/2026	0	1,051	1,051
BRL	95,000	USD	18,553	PAR	SELL	5.12	08/04/2026	0	146	146
BRL	610,000	USD	118,839	PAR	SELL	5.13	08/04/2026	0	1,224	1,224
BRL	7,545,000	USD	1,463,199	PAR	SELL	5.16	09/02/2026	0	10,751	10,751
BRL	610,000	USD	118,816	BOA	SELL	5.13	09/02/2026	0	350	350
BRL	855,000	USD	161,351	MSI	SELL	5.30	09/16/2026	0	5,192	5,192
BRL	25,000	USD	4,852	UBS	SELL	5.15	09/16/2026	0	18	18
BRL	70,000	USD	13,358	GST	SELL	5.24	09/16/2026	0	277	277
BRL	95,000	USD	18,015	CBK	SELL	5.27	09/16/2026	0	490	490
BRL	55,000	USD	10,461	UBS	SELL	5.26	09/16/2026	0	253	253
BRL	40,000	USD	7,687	DBF	SELL	5.20	09/16/2026	0	104	104
BRL	135,000	USD	26,198	GST	SELL	5.15	09/16/2026	0	98	98
BRL	150,000	USD	29,060	UBS	SELL	5.16	09/16/2026	0	158	158
CAD	235,000	USD	165,443	BCY	SELL	1.42	08/04/2026	0	2,073	2,073
CAD	740,000	USD	520,756	GST	SELL	1.42	08/04/2026	0	6,742	6,742
CAD	370,000	USD	260,453	PAR	SELL	1.42	08/04/2026	0	3,295	3,295
CAD	205,000	USD	144,227	UBS	SELL	1.42	08/04/2026	0	1,904	1,904
CAD	130,000	USD	91,525	UBS	SELL	1.42	08/04/2026	0	1,143	1,143
CAD	740,000	USD	521,129	GST	SELL	1.42	08/04/2026	0	6,368	6,368
CAD	265,000	USD	187,065	SSB	SELL	1.42	08/04/2026	0	1,836	1,836
CAD	370,000	USD	261,387	GST	SELL	1.42	08/04/2026	0	2,362	2,362
CAD	60,000	USD	42,395	CBK	SELL	1.42	08/04/2026	0	375	375
CAD	235,000	USD	166,015	UBS	SELL	1.42	08/04/2026	0	1,501	1,501
CAD	196,000	USD	138,233	GST	SELL	1.42	08/04/2026	0	1,483	1,483
CAD	95,000	USD	66,971	CBK	SELL	1.42	08/04/2026	0	749	749
CAD	535,000	USD	377,970	JPM	SELL	1.42	08/04/2026	0	3,397	3,397
CAD	355,000	USD	250,783	GST	SELL	1.42	08/04/2026	0	2,273	2,273
CAD	20,000	USD	14,125	BOA	SELL	1.42	08/04/2026	0	131	131
CAD	270,000	USD	190,927	BCY	SELL	1.41	08/04/2026	0	1,538	1,538
CAD	140,000	USD	99,085	PAR	SELL	1.41	08/04/2026	0	712	712
CAD	265,000	USD	188,832	GST	SELL	1.40	08/04/2026	0	69	69
CAD	60,000	USD	42,632	CBK	SELL	1.41	08/04/2026	0	138	138
CAD	270,000	USD	191,826	UBS	SELL	1.41	08/04/2026	0	639	639
CAD	105,000	USD	74,467	UBS	SELL	1.41	08/04/2026	0	381	381
CAD	55,000	USD	39,004	BOA	SELL	1.41	08/04/2026	0	202	202
CAD	339,000	USD	240,406	BCY	SELL	1.41	08/04/2026	0	1,245	1,245
CAD	789,000	USD	559,529	BCY	SELL	1.41	08/04/2026	0	2,898	2,898
CAD	117,000	USD	83,275	TDS	SELL	1.40	08/28/2026	0	212	212
CAD	30,000	USD	21,310	TDS	SELL	1.41	08/28/2026	0	97	97
CAD	5,300	USD	3,761	GST	SELL	1.41	08/28/2026	0	21	21
CAD	82,000	USD	58,184	GST	SELL	1.41	08/28/2026	0	328	328
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
CAD	270,000	USD	192,373	BCY	SELL	1.40	09/01/2026	$0	$321	$321
CAD	270,000	USD	192,396	BCY	SELL	1.40	09/01/2026	0	298	298
CAD	65,000	USD	45,916	GST	SELL	1.42	09/16/2026	0	505	505
CAD	155,000	USD	110,538	CBK	SELL	1.40	09/16/2026	0	157	157
CHF	15,000	USD	18,534	PAR	SELL	1.24	08/04/2026	0	7	7
CHF	90,000	USD	111,135	BCY	SELL	1.23	08/04/2026	0	107	107
CHF	80,000	USD	98,755	UBS	SELL	1.23	08/04/2026	0	126	126
CHF	125,000	USD	154,409	UBS	SELL	1.24	08/04/2026	0	94	94
CHF	90,000	USD	110,906	PAR	SELL	1.23	08/04/2026	0	336	336
CHF	125,000	USD	154,376	UBS	SELL	1.23	08/04/2026	0	126	126
CHF	125,000	USD	154,277	UBS	SELL	1.23	08/04/2026	0	225	225
CHF	95,000	USD	117,006	UBS	SELL	1.23	08/04/2026	0	416	416
CHF	95,000	USD	116,383	UBS	SELL	1.23	08/04/2026	0	1,039	1,039
CHF	155,000	USD	189,797	UBS	SELL	1.22	08/04/2026	0	1,785	1,785
CHF	95,000	USD	115,878	UBS	SELL	1.22	08/04/2026	0	1,543	1,543
CHF	55,000	USD	67,208	CBK	SELL	1.22	08/04/2026	0	773	773
CHF	155,000	USD	189,001	BCY	SELL	1.22	08/04/2026	0	2,581	2,581
CHF	58,000	USD	70,766	DBF	SELL	1.22	08/04/2026	0	923	923
CHF	245,000	USD	298,926	DBF	SELL	1.22	08/04/2026	0	3,898	3,898
CHF	35,100	USD	43,259	MSI	SELL	1.23	08/28/2026	0	237	237
CHF	10,300	USD	12,654	SCB	SELL	1.23	08/28/2026	0	110	110
CHF	15,000	USD	18,428	SCB	SELL	1.23	08/28/2026	0	161	161
CHF	10,000	USD	12,287	UBS	SELL	1.23	08/28/2026	0	106	106
CHF	208,100	USD	255,161	MSI	SELL	1.23	08/28/2026	0	2,718	2,718
CHF	2,800	USD	3,433	MSI	SELL	1.23	08/28/2026	0	37	37
CHF	20,000	USD	24,523	MSI	SELL	1.23	08/28/2026	0	261	261
CHF	99,300	USD	121,756	MSI	SELL	1.23	08/28/2026	0	1,297	1,297
CHF	149,700	USD	183,554	MSI	SELL	1.23	08/28/2026	0	1,955	1,955
CHF	11,300	USD	13,843	GST	SELL	1.23	08/28/2026	0	160	160
CHF	9,400	USD	11,493	TDS	SELL	1.22	08/28/2026	0	155	155
CHF	95,000	USD	116,194	UBS	SELL	1.22	09/01/2026	0	1,582	1,582
CHF	310,000	USD	380,429	UBS	SELL	1.23	09/01/2026	0	3,891	3,891
CHF	250,000	USD	308,372	BCY	SELL	1.23	09/01/2026	0	1,564	1,564
CHF	185,000	USD	227,705	BCY	SELL	1.23	09/01/2026	0	1,647	1,647
CHF	220,000	USD	270,843	PAR	SELL	1.23	09/01/2026	0	1,900	1,900
CLP	37,400,000	USD	40,276	DBF	SELL	928.60	08/04/2026	0	5	5
CLP	37,900,000	USD	40,633	BCY	SELL	932.75	08/04/2026	0	187	187
CLP	151,600,000	USD	162,443	CBK	SELL	933.25	08/04/2026	0	835	835
CLP	200,400,000	USD	213,760	HUS	SELL	937.50	08/04/2026	0	2,078	2,078
CLP	175,700,000	USD	187,487	HUS	SELL	937.13	09/01/2026	0	1,786	1,786
CLP	2,000,000	USD	2,134	HUS	SELL	937.13	09/01/2026	0	20	20
CNH	493,000	USD	72,555	CBK	SELL	6.79	08/04/2026	0	445	445
CNH	744,000	USD	109,611	HUS	SELL	6.79	08/04/2026	0	556	556
CNH	1,502,000	USD	222,087	HUS	SELL	6.76	08/04/2026	0	319	319
CNH	1,502,000	USD	222,100	SCB	SELL	6.76	08/04/2026	0	307	307
CNH	1,232,000	USD	182,189	HUS	SELL	6.76	08/04/2026	0	237	237
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
CNH	246,000	USD	36,379	HUS	SELL	6.76	08/04/2026	$0	$47	$47
CNH	8,869,000	USD	1,310,774	PAR	SELL	6.77	08/04/2026	0	2,491	2,491
CNH	11,371,000	USD	1,680,551	PAR	SELL	6.77	08/04/2026	0	3,193	3,193
CNH	1,482,000	USD	219,194	CBK	SELL	6.76	08/04/2026	0	251	251
CNH	6,627,000	USD	982,893	PAR	SELL	6.74	08/28/2026	0	13	13
CNH	6,626,000	USD	982,700	PAR	SELL	6.74	08/28/2026	0	58	58
CNH	1,478,000	USD	218,863	PAR	SELL	6.75	09/01/2026	0	411	411
CNH	3,619,000	USD	536,391	JPM	SELL	6.75	09/01/2026	0	521	521
CNH	1,810,000	USD	268,228	PAR	SELL	6.75	09/01/2026	0	302	302
CNH	8,244,000	USD	1,218,211	SCB	SELL	6.77	03/11/2027	0	22,137	22,137
CNH	2,242,000	USD	333,437	SCB	SELL	6.72	03/15/2027	0	3,987	3,987
CNH	5,538,000	USD	829,737	SCB	SELL	6.67	04/12/2027	0	5,555	5,555
CNH	5,538,000	USD	829,064	BCY	SELL	6.68	04/12/2027	0	6,229	6,229
CNH	2,769,000	USD	414,564	BCY	SELL	6.68	04/12/2027	0	3,082	3,082
COP	176,640,000	USD	51,111	PAR	SELL	3,456.02	08/04/2026	0	5,026	5,026
COP	79,360,000	USD	22,963	UBS	SELL	3,456.02	08/04/2026	0	2,258	2,258
COP	95,100,000	USD	28,320	BOA	SELL	3,357.96	08/04/2026	0	1,903	1,903
COP	5,800,000	USD	1,815	MSI	SELL	3,194.99	08/04/2026	0	28	28
COP	2,108,800,000	USD	660,031	MSI	SELL	3,194.99	08/04/2026	0	10,155	10,155
COP	95,100,000	USD	29,565	MSI	SELL	3,216.68	09/01/2026	0	464	464
COP	5,800,000	USD	1,793	HUS	SELL	3,234.36	09/01/2026	0	38	38
CZK	2,240,000	USD	105,034	BCY	SELL	21.33	08/04/2026	0	1,470	1,470
CZK	6,020,000	USD	282,298	PAR	SELL	21.32	08/04/2026	0	3,931	3,931
CZK	810,000	USD	38,301	BCY	SELL	21.15	08/04/2026	0	212	212
CZK	3,610,000	USD	170,632	HUS	SELL	21.16	08/04/2026	0	1,011	1,011
CZK	2,410,000	USD	114,181	GST	SELL	21.11	08/04/2026	0	406	406
CZK	1,290,000	USD	60,917	BCY	SELL	21.18	08/04/2026	0	418	418
CZK	2,460,000	USD	116,089	GST	SELL	21.19	08/04/2026	0	875	875
CZK	2,430,000	USD	114,114	BCY	SELL	21.29	08/04/2026	0	1,424	1,424
CZK	9,810,000	USD	462,191	UBS	SELL	21.22	08/04/2026	0	4,239	4,239
CZK	100,000	USD	4,707	DBF	SELL	21.25	08/28/2026	0	48	48
CZK	4,910,000	USD	231,387	UBS	SELL	21.22	09/01/2026	0	2,112	2,112
CZK	8,030,000	USD	378,595	GST	SELL	21.21	09/01/2026	0	3,279	3,279
CZK	4,700,000	USD	222,641	GST	SELL	21.11	09/01/2026	0	871	871
DKK	164,000	USD	24,987	BOA	SELL	6.56	08/28/2026	0	288	288
DKK	69,000	USD	10,513	BOA	SELL	6.56	08/28/2026	0	121	121
EUR	2,000	USD	2,280	MSI	SELL	0.88	08/04/2026	0	21	21
EUR	20,000	USD	22,797	UBS	SELL	0.88	08/04/2026	0	214	214
EUR	233,000	USD	264,348	GST	SELL	0.88	08/04/2026	0	3,731	3,731
EUR	94,000	USD	106,817	BCY	SELL	0.88	08/04/2026	0	1,334	1,334
EUR	229,000	USD	260,521	HUS	SELL	0.88	08/04/2026	0	2,955	2,955
EUR	229,000	USD	260,466	GST	SELL	0.88	08/04/2026	0	3,010	3,010
EUR	147,000	USD	167,198	GST	SELL	0.88	08/04/2026	0	1,933	1,933
EUR	8,000	USD	9,112	DBF	SELL	0.88	08/04/2026	0	92	92
EUR	219,000	USD	249,441	DBF	SELL	0.88	08/04/2026	0	2,529	2,529
EUR	94,000	USD	107,066	DBF	SELL	0.88	08/04/2026	0	1,086	1,086
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
EUR	16,200	USD	18,438	UBS	SELL	0.88	08/04/2026	$0	$201	$201
EUR	229,000	USD	260,073	UBS	SELL	0.88	08/04/2026	0	3,403	3,403
EUR	229,000	USD	260,583	PAR	SELL	0.88	08/04/2026	0	2,893	2,893
EUR	15,000	USD	17,081	DBF	SELL	0.88	08/04/2026	0	178	178
EUR	166,000	USD	189,228	UBS	SELL	0.88	08/04/2026	0	1,763	1,763
EUR	166,000	USD	189,071	UBS	SELL	0.88	08/04/2026	0	1,920	1,920
EUR	86,000	USD	98,034	BCY	SELL	0.88	08/04/2026	0	913	913
EUR	133,000	USD	151,648	PAR	SELL	0.88	08/04/2026	0	1,375	1,375
EUR	10,000	USD	11,394	JPM	SELL	0.88	08/04/2026	0	111	111
EUR	17,000	USD	19,371	JPM	SELL	0.88	08/04/2026	0	189	189
EUR	77,000	USD	87,737	JPM	SELL	0.88	08/04/2026	0	855	855
EUR	22,000	USD	25,055	BCY	SELL	0.88	08/04/2026	0	257	257
EUR	64,000	USD	72,968	BCY	SELL	0.88	08/04/2026	0	667	667
EUR	86,000	USD	98,257	BCY	SELL	0.88	08/04/2026	0	690	690
EUR	139,000	USD	159,354	BCY	SELL	0.87	08/04/2026	0	572	572
EUR	167,000	USD	191,404	BCY	SELL	0.87	08/04/2026	0	738	738
EUR	33,000	USD	37,818	GST	SELL	0.87	08/04/2026	0	150	150
EUR	269,000	USD	307,516	DBF	SELL	0.87	08/04/2026	0	1,982	1,982
EUR	439,000	USD	502,374	MSI	SELL	0.87	08/04/2026	0	2,718	2,718
EUR	18,000	USD	20,600	MSI	SELL	0.87	08/04/2026	0	110	110
EUR	79,000	USD	90,326	UBS	SELL	0.87	08/04/2026	0	567	567
EUR	72,000	USD	82,232	CBK	SELL	0.88	08/04/2026	0	607	607
EUR	25,000	USD	28,547	SSB	SELL	0.88	08/04/2026	0	217	217
EUR	83,000	USD	94,775	SSB	SELL	0.88	08/04/2026	0	721	721
EUR	57,000	USD	65,204	TDS	SELL	0.87	08/04/2026	0	377	377
EUR	168,000	USD	192,315	UBS	SELL	0.87	08/04/2026	0	978	978
EUR	141,000	USD	161,418	BCY	SELL	0.87	08/04/2026	0	809	809
EUR	101,000	USD	115,626	PAR	SELL	0.87	08/04/2026	0	579	579
EUR	17,000	USD	19,452	BCY	SELL	0.87	08/04/2026	0	107	107
EUR	53,000	USD	60,497	BOA	SELL	0.88	08/04/2026	0	483	483
EUR	26,000	USD	29,619	DBF	SELL	0.88	08/04/2026	0	295	295
EUR	133,000	USD	151,465	GST	SELL	0.88	08/04/2026	0	1,558	1,558
EUR	15,000	USD	17,111	CBK	SELL	0.88	08/04/2026	0	147	147
EUR	23,000	USD	26,237	CBK	SELL	0.88	08/04/2026	0	225	225
EUR	127,000	USD	145,641	GST	SELL	0.87	08/04/2026	0	479	479
EUR	40,000	USD	45,728	UBS	SELL	0.87	08/04/2026	0	294	294
EUR	166,000	USD	189,594	GST	SELL	0.88	08/04/2026	0	1,397	1,397
EUR	116,000	USD	132,667	GST	SELL	0.87	08/04/2026	0	797	797
EUR	199,000	USD	228,452	BCY	SELL	0.87	08/04/2026	0	508	508
EUR	34,000	USD	38,805	CBK	SELL	0.88	08/04/2026	0	314	314
EUR	15,000	USD	17,134	PAR	SELL	0.88	08/04/2026	0	124	124
EUR	190,000	USD	216,878	GST	SELL	0.88	08/04/2026	0	1,726	1,726
EUR	194,000	USD	221,515	HUS	SELL	0.88	08/04/2026	0	1,691	1,691
EUR	26,000	USD	29,682	JPM	SELL	0.88	08/04/2026	0	232	232
EUR	36,000	USD	41,122	CBK	SELL	0.88	08/04/2026	0	298	298
EUR	100,000	USD	113,949	UBS	SELL	0.88	08/04/2026	0	1,106	1,106
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
EUR	101,000	USD	114,887	UBS	SELL	0.88	08/04/2026	$0	$1,319	$1,319
EUR	92,000	USD	104,714	GST	SELL	0.88	08/04/2026	0	1,137	1,137
EUR	935,000	USD	1,064,636	CBK	SELL	0.88	08/04/2026	0	11,129	11,129
EUR	33,000	USD	37,536	RBC	SELL	0.88	08/04/2026	0	432	432
EUR	71,000	USD	80,760	RBC	SELL	0.88	08/04/2026	0	929	929
EUR	168,000	USD	190,841	BCY	SELL	0.88	08/04/2026	0	2,451	2,451
EUR	135,000	USD	153,382	BCY	SELL	0.88	08/04/2026	0	1,943	1,943
EUR	29,000	USD	33,032	JPM	SELL	0.88	08/04/2026	0	334	334
EUR	126,000	USD	143,624	DBF	SELL	0.88	08/04/2026	0	1,346	1,346
EUR	250,100	USD	285,081	DBF	SELL	0.88	08/04/2026	0	2,671	2,671
EUR	42,700	USD	48,672	DBF	SELL	0.88	08/04/2026	0	456	456
EUR	752,000	USD	857,182	DBF	SELL	0.88	08/04/2026	0	8,032	8,032
EUR	3,000	USD	3,420	DBF	SELL	0.88	08/04/2026	0	32	32
EUR	14,600	USD	16,682	CBK	SELL	0.88	08/28/2026	0	132	132
EUR	36,000	USD	41,134	CBK	SELL	0.88	08/28/2026	0	325	325
EUR	134,000	USD	152,612	TDS	SELL	0.88	08/28/2026	0	1,708	1,708
EUR	1,700	USD	1,937	UBS	SELL	0.88	08/28/2026	0	20	20
EUR	33,300	USD	37,999	GST	SELL	0.88	08/28/2026	0	351	351
EUR	28,100	USD	32,067	MSI	SELL	0.88	08/28/2026	0	294	294
EUR	45,500	USD	51,863	MSI	SELL	0.88	08/28/2026	0	537	537
EUR	342,000	USD	389,646	DBF	SELL	0.88	08/28/2026	0	4,217	4,217
EUR	1,808,200	USD	2,060,110	DBF	SELL	0.88	08/28/2026	0	22,295	22,295
EUR	70,000	USD	79,752	DBF	SELL	0.88	08/28/2026	0	863	863
EUR	36,000	USD	41,015	DBF	SELL	0.88	08/28/2026	0	444	444
EUR	3,300	USD	3,768	UBS	SELL	0.88	08/28/2026	0	33	33
EUR	43,200	USD	49,324	UBS	SELL	0.88	08/28/2026	0	427	427
EUR	6,000	USD	6,836	SCB	SELL	0.88	08/28/2026	0	74	74
EUR	3,800	USD	4,330	SCB	SELL	0.88	08/28/2026	0	47	47
EUR	82,000	USD	93,580	DBF	SELL	0.88	09/01/2026	0	870	870
EUR	1,611,000	USD	1,838,502	DBF	SELL	0.88	09/01/2026	0	17,094	17,094
EUR	145,000	USD	165,477	DBF	SELL	0.88	09/01/2026	0	1,539	1,539
EUR	109,000	USD	124,275	PAR	SELL	0.88	09/01/2026	0	1,275	1,275
EUR	109,000	USD	124,388	PAR	SELL	0.88	09/01/2026	0	1,161	1,161
EUR	11,000	USD	12,586	PAR	SELL	0.87	09/01/2026	0	84	84
EUR	109,000	USD	124,641	BCY	SELL	0.87	09/01/2026	0	908	908
EUR	235,000	USD	268,722	PAR	SELL	0.87	09/01/2026	0	1,957	1,957
EUR	109,000	USD	124,766	HUS	SELL	0.87	09/01/2026	0	783	783
EUR	109,000	USD	124,917	CBK	SELL	0.87	09/01/2026	0	632	632
EUR	109,000	USD	124,809	HUS	SELL	0.87	09/01/2026	0	741	741
EUR	109,000	USD	124,938	HUS	SELL	0.87	09/01/2026	0	611	611
EUR	109,000	USD	125,418	CBK	SELL	0.87	09/01/2026	0	131	131
EUR	109,000	USD	125,492	BOA	SELL	0.87	09/01/2026	0	57	57
EUR	14,000	USD	15,979	SCB	SELL	0.88	09/16/2026	0	157	157
EUR	7,000	USD	8,004	BOA	SELL	0.87	09/16/2026	0	63	63
GBP	66,000	USD	86,766	MSI	SELL	0.76	08/04/2026	0	2,054	2,054
GBP	9,700	USD	12,800	PAR	SELL	0.76	08/04/2026	0	254	254
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
GBP	10,000	USD	13,196	PAR	SELL	0.76	08/04/2026	$0	$262	$262
GBP	75,000	USD	98,953	GST	SELL	0.76	08/04/2026	0	1,979	1,979
GBP	108,000	USD	142,791	BCY	SELL	0.76	08/04/2026	0	2,550	2,550
GBP	69,000	USD	92,300	UBS	SELL	0.75	08/04/2026	0	557	557
GBP	198,000	USD	264,367	PAR	SELL	0.75	08/04/2026	0	2,092	2,092
GBP	40,000	USD	53,497	SCB	SELL	0.75	08/04/2026	0	333	333
GBP	51,000	USD	68,204	UBS	SELL	0.75	08/04/2026	0	429	429
GBP	99,000	USD	132,376	SSB	SELL	0.75	08/04/2026	0	853	853
GBP	48,000	USD	64,258	PAR	SELL	0.75	08/04/2026	0	338	338
GBP	21,000	USD	28,086	GST	SELL	0.75	08/04/2026	0	174	174
GBP	86,000	USD	115,472	UBS	SELL	0.74	08/04/2026	0	263	263
GBP	106,000	USD	142,261	PAR	SELL	0.75	08/04/2026	0	388	388
GBP	24,000	USD	32,147	MSI	SELL	0.75	08/04/2026	0	151	151
GBP	60,000	USD	80,603	PAR	SELL	0.74	08/04/2026	0	142	142
GBP	206,000	USD	277,005	HUS	SELL	0.74	08/04/2026	0	219	219
GBP	63,000	USD	84,759	GST	SELL	0.74	08/04/2026	0	23	23
GBP	286,000	USD	382,335	GST	SELL	0.75	08/04/2026	0	2,549	2,549
GBP	27,000	USD	35,982	HUS	SELL	0.75	08/04/2026	0	353	353
GBP	242,000	USD	322,880	UBS	SELL	0.75	08/04/2026	0	2,791	2,791
GBP	8,000	USD	10,643	UBS	SELL	0.75	08/04/2026	0	123	123
GBP	27,000	USD	35,914	RBC	SELL	0.75	08/04/2026	0	421	421
GBP	38,000	USD	50,545	RBC	SELL	0.75	08/04/2026	0	593	593
GBP	277,000	USD	368,410	PAR	SELL	0.75	08/04/2026	0	4,363	4,363
GBP	78,000	USD	103,787	UBS	SELL	0.75	08/04/2026	0	1,182	1,182
GBP	1,900	USD	2,528	SSB	SELL	0.75	08/04/2026	0	29	29
GBP	535,000	USD	711,763	SSB	SELL	0.75	08/04/2026	0	8,213	8,213
GBP	9,000	USD	11,974	SSB	SELL	0.75	08/04/2026	0	138	138
GBP	15,000	USD	19,956	SSB	SELL	0.75	08/04/2026	0	230	230
GBP	144,000	USD	191,249	PAR	SELL	0.75	08/04/2026	0	2,539	2,539
GBP	33,700	USD	44,941	UBS	SELL	0.75	08/28/2026	0	410	410
GBP	80,900	USD	107,625	BCY	SELL	0.75	08/28/2026	0	1,244	1,244
GBP	137,800	USD	183,321	BCY	SELL	0.75	08/28/2026	0	2,119	2,119
GBP	60,000	USD	79,821	BCY	SELL	0.75	08/28/2026	0	923	923
GBP	2,500	USD	3,326	BCY	SELL	0.75	08/28/2026	0	38	38
GBP	76,700	USD	102,037	BCY	SELL	0.75	08/28/2026	0	1,179	1,179
GBP	6,000	USD	7,982	BCY	SELL	0.75	08/28/2026	0	92	92
GBP	1,523,900	USD	2,027,311	BCY	SELL	0.75	08/28/2026	0	23,430	23,430
GBP	50,800	USD	67,604	SCB	SELL	0.75	08/28/2026	0	758	758
GBP	5,000	USD	6,652	SSB	SELL	0.75	09/01/2026	0	76	76
GBP	2,200	USD	2,927	SSB	SELL	0.75	09/01/2026	0	34	34
GBP	9,700	USD	12,905	SSB	SELL	0.75	09/01/2026	0	148	148
GBP	50,000	USD	66,522	SSB	SELL	0.75	09/01/2026	0	764	764
GBP	892,000	USD	1,186,754	SSB	SELL	0.75	09/01/2026	0	13,624	13,624
GBP	435,000	USD	578,395	CBK	SELL	0.75	09/01/2026	0	6,991	6,991
GBP	7,000	USD	9,336	UBS	SELL	0.75	09/01/2026	0	84	84
GBP	86,000	USD	114,772	GST	SELL	0.75	09/01/2026	0	960	960
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
GBP	98,000	USD	130,698	UBS	SELL	0.75	09/01/2026	$0	$1,182	$1,182
GBP	75,000	USD	100,347	UBS	SELL	0.75	09/01/2026	0	581	581
GBP	75,000	USD	100,380	BCY	SELL	0.75	09/01/2026	0	549	549
GBP	316,000	USD	424,623	JPM	SELL	0.74	09/16/2026	0	624	624
GBP	9,000	USD	11,877	GST	SELL	0.76	09/16/2026	0	234	234
GBP	403,000	USD	541,298	CBK	SELL	0.74	09/16/2026	0	1,027	1,027
HKD	270,000	USD	34,429	SCB	SELL	7.84	08/04/2026	0	3	3
HUF	23,900,000	USD	75,263	CBK	SELL	317.55	08/04/2026	0	157	157
HUF	22,200,000	USD	69,200	CBK	SELL	320.81	08/04/2026	0	856	856
HUF	22,200,000	USD	69,185	SCB	SELL	320.88	08/04/2026	0	871	871
HUF	91,900,000	USD	289,203	BCY	SELL	317.77	08/04/2026	0	801	801
IDR	261,000,000	USD	14,444	GST	SELL	18,070.11	08/04/2026	0	61	61
ILS	515,000	USD	167,900	BCY	SELL	3.07	09/01/2026	0	427	427
INR	18,080,000	USD	188,814	BCY	SELL	95.76	08/04/2026	0	674	674
INR	31,920,000	USD	333,542	DBF	SELL	95.70	08/04/2026	0	996	996
INR	75,108,000	USD	778,717	PAR	SELL	96.45	08/06/2026	0	8,390	8,390
INR	37,136,000	USD	383,458	GST	SELL	96.84	08/14/2026	0	5,518	5,518
INR	55,704,000	USD	574,920	CBK	SELL	96.89	08/19/2026	0	8,251	8,251
INR	40,830,000	USD	426,047	GST	SELL	95.83	09/01/2026	0	850	850
INR	4,680,000	USD	48,834	GST	SELL	95.83	09/01/2026	0	97	97
INR	9,080,000	USD	94,603	BOA	SELL	95.98	09/01/2026	0	333	333
INR	56,226,000	USD	584,106	SCB	SELL	96.26	09/03/2026	0	3,646	3,646
INR	56,226,000	USD	583,728	SCB	SELL	96.32	09/04/2026	0	3,964	3,964
INR	74,968,000	USD	773,964	SCB	SELL	96.86	09/08/2026	0	9,328	9,328
INR	75,108,000	USD	761,884	GST	SELL	98.58	10/21/2026	0	19,642	19,642
INR	37,554,000	USD	386,239	GST	SELL	97.23	10/22/2026	0	4,486	4,486
INR	75,108,000	USD	761,451	GST	SELL	98.64	11/06/2026	0	18,870	18,870
INR	37,136,000	USD	380,492	SCB	SELL	97.60	11/16/2026	0	4,972	4,972
INR	55,704,000	USD	566,420	GST	SELL	98.34	11/19/2026	0	11,617	11,617
INR	56,226,000	USD	582,333	GST	SELL	96.55	12/03/2026	0	373	373
INR	56,226,000	USD	581,508	BOA	SELL	96.69	12/04/2026	0	1,145	1,145
INR	74,968,000	USD	774,383	CBK	SELL	96.81	12/07/2026	0	2,275	2,275
JPY	23,300,000	USD	144,485	BCY	SELL	161.26	08/04/2026	0	1,848	1,848
JPY	26,800,000	USD	166,217	GST	SELL	161.24	08/04/2026	0	2,099	2,099
JPY	27,100,000	USD	168,102	UBS	SELL	161.21	08/04/2026	0	2,098	2,098
JPY	16,000,000	USD	99,184	BCY	SELL	161.32	08/04/2026	0	1,303	1,303
JPY	17,200,000	USD	106,710	BCY	SELL	161.18	08/04/2026	0	1,313	1,313
JPY	23,500,000	USD	145,877	BCY	SELL	161.09	08/04/2026	0	1,712	1,712
JPY	29,717,000	USD	184,320	BCY	SELL	161.23	08/04/2026	0	2,316	2,316
JPY	9,755,000	USD	60,505	BCY	SELL	161.23	08/04/2026	0	760	760
JPY	3,300,000	USD	20,469	JPM	SELL	161.22	08/04/2026	0	256	256
JPY	1,700,000	USD	10,549	PAR	SELL	161.15	08/04/2026	0	128	128
JPY	2,200,000	USD	13,628	JPM	SELL	161.44	08/04/2026	0	189	189
JPY	18,300,000	USD	112,982	UBS	SELL	161.97	08/04/2026	0	1,950	1,950
JPY	53,600,000	USD	330,486	PAR	SELL	162.19	08/04/2026	0	6,144	6,144
JPY	5,000,000	USD	30,811	JPM	SELL	162.28	08/04/2026	0	591	591
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
JPY	41,800,000	USD	259,411	CBK	SELL	161.13	08/04/2026	$0	$3,110	$3,110
JPY	41,800,000	USD	260,685	GST	SELL	160.35	08/04/2026	0	1,836	1,836
JPY	1,000,000	USD	6,224	BCY	SELL	160.68	08/04/2026	0	57	57
JPY	29,600,000	USD	182,737	PAR	SELL	161.98	08/04/2026	0	3,164	3,164
JPY	20,200,000	USD	124,559	HUS	SELL	162.17	08/04/2026	0	2,305	2,305
JPY	40,700,000	USD	252,520	GST	SELL	161.18	08/04/2026	0	3,093	3,093
JPY	7,500,000	USD	46,336	JPM	SELL	161.86	08/04/2026	0	768	768
JPY	20,300,000	USD	125,517	CBK	SELL	161.73	08/04/2026	0	1,976	1,976
JPY	40,800,000	USD	252,707	BCY	SELL	161.45	08/04/2026	0	3,534	3,534
JPY	16,100,000	USD	99,597	UBS	SELL	161.65	08/04/2026	0	1,518	1,518
JPY	4,400,000	USD	27,147	HUS	SELL	162.08	08/04/2026	0	487	487
JPY	2,700,000	USD	16,658	HUS	SELL	162.08	08/04/2026	0	299	299
JPY	30,900,000	USD	190,726	BCY	SELL	162.01	08/04/2026	0	3,339	3,339
JPY	18,600,000	USD	114,545	JPM	SELL	162.38	08/04/2026	0	2,270	2,270
JPY	26,200,000	USD	160,914	MSI	SELL	162.82	08/04/2026	0	3,633	3,633
JPY	43,700,000	USD	266,744	BCY	SELL	163.83	08/04/2026	0	7,711	7,711
JPY	3,800,000	USD	23,209	SCB	SELL	163.73	08/04/2026	0	656	656
JPY	23,500,000	USD	143,625	BOA	SELL	163.62	08/04/2026	0	3,965	3,965
JPY	20,400,000	USD	124,563	CBK	SELL	163.77	08/04/2026	0	3,558	3,558
JPY	20,400,000	USD	124,630	BCY	SELL	163.68	08/04/2026	0	3,491	3,491
JPY	6,600,000	USD	40,305	CBK	SELL	163.75	08/04/2026	0	1,146	1,146
JPY	2,900,000	USD	17,707	PAR	SELL	163.77	08/04/2026	0	506	506
JPY	51,950,000	USD	317,205	PAR	SELL	163.77	08/04/2026	0	9,062	9,062
JPY	1,700,000	USD	10,380	PAR	SELL	163.77	08/04/2026	0	297	297
JPY	221,145,000	USD	1,350,306	PAR	SELL	163.77	08/04/2026	0	38,578	38,578
JPY	1,770,000	USD	10,888	MSI	SELL	162.57	08/28/2026	0	249	249
JPY	5,700,000	USD	35,062	MSI	SELL	162.57	08/28/2026	0	803	803
JPY	1,400,000	USD	8,605	JPM	SELL	162.69	08/28/2026	0	204	204
JPY	1,684,000	USD	10,333	UBS	SELL	162.98	08/28/2026	0	263	263
JPY	1,870,000	USD	11,460	GST	SELL	163.18	08/28/2026	0	306	306
JPY	500,000	USD	3,058	JPM	SELL	163.50	08/28/2026	0	88	88
JPY	9,260,000	USD	56,637	JPM	SELL	163.50	08/28/2026	0	1,628	1,628
JPY	29,780,000	USD	182,144	JPM	SELL	163.50	08/28/2026	0	5,234	5,234
JPY	10,800,000	USD	66,056	JPM	SELL	163.50	08/28/2026	0	1,898	1,898
JPY	75,700,000	USD	463,005	JPM	SELL	163.50	08/28/2026	0	13,305	13,305
JPY	13,500,000	USD	82,570	JPM	SELL	163.50	08/28/2026	0	2,373	2,373
JPY	2,500,000	USD	15,301	GST	SELL	163.39	08/28/2026	0	429	429
JPY	16,840,000	USD	103,187	SCB	SELL	163.20	08/28/2026	0	2,771	2,771
JPY	18,620,000	USD	114,050	JPM	SELL	163.26	08/28/2026	0	3,108	3,108
JPY	1,700,000	USD	10,408	BCY	SELL	163.33	08/28/2026	0	288	288
JPY	7,390,000	USD	45,245	BCY	SELL	163.33	08/28/2026	0	1,254	1,254
JPY	7,600,000	USD	46,531	BCY	SELL	163.33	08/28/2026	0	1,289	1,289
JPY	1,090,000	USD	6,675	JPM	SELL	163.30	08/28/2026	0	184	184
JPY	2,500,000	USD	15,709	MSI	SELL	159.14	08/28/2026	0	21	21
JPY	182,317,000	USD	1,115,744	PAR	SELL	163.40	09/01/2026	0	31,765	31,765
JPY	46,200,000	USD	289,454	MSI	SELL	159.61	09/01/2026	0	1,330	1,330
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
JPY	1,200,000	USD	7,476	UBS	SELL	160.51	09/16/2026	$0	$86	$86
KRW	245,230,000	USD	159,020	GST	SELL	1,542.14	08/04/2026	0	12,986	12,986
KRW	871,400,000	USD	565,063	GST	SELL	1,542.14	08/04/2026	0	46,146	46,146
KRW	226,520,000	USD	146,919	GST	SELL	1,541.81	08/04/2026	0	11,964	11,964
KRW	459,380,000	USD	307,278	MSI	SELL	1,494.99	08/04/2026	0	14,936	14,936
KRW	66,570,000	USD	44,962	HUS	SELL	1,480.60	08/04/2026	0	1,731	1,731
KRW	57,790,000	USD	39,083	RBC	SELL	1,478.66	08/04/2026	0	1,452	1,452
KRW	90,610,000	USD	61,356	MSI	SELL	1,476.80	08/04/2026	0	2,199	2,199
KRW	108,210,000	USD	73,398	HUS	SELL	1,474.30	08/04/2026	0	2,502	2,502
KRW	160,990,000	USD	110,237	HUS	SELL	1,460.41	08/04/2026	0	2,683	2,683
KRW	310,000	USD	214	JPM	SELL	1,450.20	08/04/2026	0	4	4
KRW	409,660,000	USD	282,487	JPM	SELL	1,450.20	08/04/2026	0	4,852	4,852
KRW	290,460,000	USD	200,291	JPM	SELL	1,450.20	08/04/2026	0	3,441	3,441
KRW	19,530,000	USD	13,467	JPM	SELL	1,450.20	08/04/2026	0	231	231
KRW	21,000,000	USD	14,303	GST	SELL	1,468.21	08/28/2026	0	301	301
KRW	30,000,000	USD	20,694	CBK	SELL	1,449.70	08/28/2026	0	168	168
KRW	54,900,000	USD	37,870	CBK	SELL	1,449.70	08/28/2026	0	308	308
KRW	310,000	USD	214	BOA	SELL	1,451.82	09/01/2026	0	2	2
KRW	113,020,000	USD	75,730	HUS	SELL	1,492.40	09/16/2026	0	2,896	2,896
MXN	1,260,000	USD	71,810	PAR	SELL	17.55	08/04/2026	0	811	811
MXN	990,000	USD	56,392	PAR	SELL	17.56	08/04/2026	0	667	667
MXN	630,000	USD	35,748	BOA	SELL	17.62	08/04/2026	0	562	562
MXN	880,000	USD	49,657	GST	SELL	17.72	08/04/2026	0	1,063	1,063
MXN	640,000	USD	36,184	CBK	SELL	17.69	08/04/2026	0	703	703
MXN	640,000	USD	36,187	BCY	SELL	17.69	08/04/2026	0	700	700
MXN	2,950,000	USD	166,740	PAR	SELL	17.69	08/04/2026	0	3,285	3,285
MXN	2,486,000	USD	141,512	DBF	SELL	17.57	08/04/2026	0	1,770	1,770
MXN	1,630,000	USD	93,012	PAR	SELL	17.52	08/04/2026	0	934	934
MXN	240,000	USD	13,613	PAR	SELL	17.63	08/04/2026	0	220	220
MXN	954,000	USD	54,583	DBF	SELL	17.48	08/04/2026	0	401	401
MXN	20,665,000	USD	1,182,344	DBF	SELL	17.48	08/04/2026	0	8,695	8,695
MXN	3,340,000	USD	191,365	BCY	SELL	17.45	09/01/2026	0	684	684
MXN	970,000	USD	55,344	UBS	SELL	17.53	09/17/2026	0	357	357
MXN	240,000	USD	13,762	DBF	SELL	17.44	09/17/2026	0	20	20
MXN	10,000	USD	566	UBS	SELL	17.68	09/17/2026	0	8	8
MXN	210,000	USD	11,905	CBK	SELL	17.64	09/17/2026	0	153	153
MXN	2,180,000	USD	124,343	RBC	SELL	17.53	09/17/2026	0	840	840
NOK	840,000	USD	85,210	BCY	SELL	9.86	08/04/2026	0	3,358	3,358
NOK	725,000	USD	73,554	UBS	SELL	9.86	08/04/2026	0	2,889	2,889
NOK	70,000	USD	7,102	UBS	SELL	9.86	08/04/2026	0	279	279
NOK	2,212,000	USD	224,416	UBS	SELL	9.86	08/04/2026	0	8,814	8,814
NOK	70,000	USD	7,090	DBF	SELL	9.87	08/04/2026	0	291	291
NOK	970,000	USD	98,089	UBS	SELL	9.89	08/04/2026	0	4,186	4,186
NOK	560,000	USD	56,350	JPM	SELL	9.94	08/04/2026	0	2,696	2,696
NOK	2,030,000	USD	210,615	JPM	SELL	9.64	08/04/2026	0	3,425	3,425
NOK	840,000	USD	86,872	GST	SELL	9.67	08/04/2026	0	1,696	1,696
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
NOK	420,000	USD	43,693	GST	SELL	9.61	08/04/2026	$0	$591	$591
NOK	10,000	USD	1,033	UBS	SELL	9.68	08/04/2026	0	21	21
NOK	388,000	USD	40,078	UBS	SELL	9.68	08/04/2026	0	832	832
NOK	24,000	USD	2,478	GST	SELL	9.69	08/28/2026	0	52	52
NOK	97,000	USD	10,014	GST	SELL	9.69	08/28/2026	0	210	210
NOK	73,000	USD	7,536	GST	SELL	9.69	08/28/2026	0	158	158
NOK	305,000	USD	31,493	UBS	SELL	9.68	09/01/2026	0	652	652
NOK	70,000	USD	7,228	UBS	SELL	9.68	09/01/2026	0	150	150
NZD	390,000	USD	221,774	PAR	SELL	1.76	08/04/2026	0	7,409	7,409
NZD	145,000	USD	81,975	PAR	SELL	1.77	08/04/2026	0	3,235	3,235
NZD	255,000	USD	144,052	GST	SELL	1.77	08/04/2026	0	5,799	5,799
NZD	138,000	USD	77,868	CBK	SELL	1.77	08/04/2026	0	3,227	3,227
NZD	660,000	USD	372,414	CBK	SELL	1.77	08/04/2026	0	15,435	15,435
NZD	445,000	USD	251,073	GST	SELL	1.77	08/04/2026	0	10,431	10,431
NZD	320,000	USD	180,931	GST	SELL	1.77	08/04/2026	0	7,117	7,117
NZD	465,000	USD	270,566	GST	SELL	1.72	08/04/2026	0	2,691	2,691
NZD	20,000	USD	11,567	PAR	SELL	1.73	08/04/2026	0	186	186
NZD	220,000	USD	127,040	CBK	SELL	1.73	08/04/2026	0	2,243	2,243
NZD	28,000	USD	16,176	CBK	SELL	1.73	08/04/2026	0	279	279
NZD	333,000	USD	192,374	CBK	SELL	1.73	08/04/2026	0	3,313	3,313
NZD	1,002,000	USD	578,855	CBK	SELL	1.73	08/04/2026	0	9,970	9,970
PEN	500,000	USD	146,499	CBK	SELL	3.41	08/04/2026	0	681	681
PEN	425,000	USD	124,748	RBC	SELL	3.41	08/04/2026	0	355	355
PEN	860,000	USD	251,867	PAR	SELL	3.41	09/01/2026	0	1,027	1,027
PHP	23,890,000	USD	389,142	SCB	SELL	61.39	08/04/2026	0	1,117	1,117
PHP	6,010,000	USD	97,336	BOA	SELL	61.74	08/04/2026	0	842	842
PHP	12,020,000	USD	195,628	CBK	SELL	61.44	09/01/2026	0	486	486
PHP	19,060,000	USD	309,818	GST	SELL	61.52	09/01/2026	0	1,158	1,158
PLN	965,000	USD	255,485	BCY	SELL	3.78	08/04/2026	0	2,302	2,302
PLN	1,945,000	USD	514,942	BCY	SELL	3.78	08/04/2026	0	4,639	4,639
PLN	400,000	USD	105,902	BCY	SELL	3.78	08/04/2026	0	953	953
PLN	180,000	USD	47,707	BCY	SELL	3.77	08/04/2026	0	378	378
PLN	435,000	USD	114,848	GST	SELL	3.79	08/04/2026	0	1,357	1,357
PLN	190,000	USD	50,343	DBF	SELL	3.77	08/04/2026	0	413	413
PLN	135,000	USD	35,694	HUS	SELL	3.78	08/04/2026	0	370	370
PLN	1,658,000	USD	436,827	HUS	SELL	3.80	08/04/2026	0	6,086	6,086
PLN	2,487,000	USD	655,674	BCY	SELL	3.79	08/04/2026	0	8,696	8,696
PLN	260,000	USD	68,369	GST	SELL	3.80	08/04/2026	0	1,086	1,086
PLN	9,000	USD	2,370	HUS	SELL	3.80	08/04/2026	0	34	34
PLN	90,000	USD	23,670	BCY	SELL	3.80	08/28/2026	0	371	371
PLN	7,000,000	USD	1,842,957	BCY	SELL	3.80	09/01/2026	0	26,889	26,889
PLN	1,015,000	USD	268,519	BCY	SELL	3.78	09/01/2026	0	2,609	2,609
SEK	2,419,000	USD	249,286	GST	SELL	9.70	08/04/2026	0	4,278	4,278
SEK	270,000	USD	27,824	GST	SELL	9.70	08/04/2026	0	478	478
SEK	130,000	USD	13,402	MSI	SELL	9.70	08/04/2026	0	225	225
SEK	1,610,000	USD	165,321	BCY	SELL	9.74	08/04/2026	0	3,442	3,442
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
SEK	760,000	USD	78,812	JPM	SELL	9.64	08/04/2026	$0	$852	$852
SEK	760,000	USD	79,188	GST	SELL	9.60	08/04/2026	0	476	476
SEK	1,460,000	USD	150,976	BCY	SELL	9.67	08/04/2026	0	2,063	2,063
SEK	160,000	USD	16,716	CBK	SELL	9.57	08/04/2026	0	56	56
SEK	3,630,000	USD	376,261	BCY	SELL	9.65	08/04/2026	0	4,242	4,242
SEK	890,000	USD	92,084	GST	SELL	9.67	08/04/2026	0	1,207	1,207
SEK	320,000	USD	33,045	SCB	SELL	9.68	08/04/2026	0	498	498
SEK	1,110,000	USD	113,897	UBS	SELL	9.75	08/04/2026	0	2,455	2,455
SEK	1,110,000	USD	113,664	UBS	SELL	9.77	08/04/2026	0	2,688	2,688
SEK	210,000	USD	21,589	RBC	SELL	9.73	08/04/2026	0	424	424
SEK	8,721,000	USD	899,443	UBS	SELL	9.70	08/04/2026	0	14,708	14,708
SEK	196,000	USD	20,215	UBS	SELL	9.70	08/04/2026	0	331	331
SEK	100,000	USD	10,314	UBS	SELL	9.70	08/04/2026	0	169	169
SEK	52,000	USD	5,363	UBS	SELL	9.70	08/04/2026	0	88	88
SEK	151,000	USD	15,581	GST	SELL	9.69	08/28/2026	0	268	268
SEK	391,000	USD	40,260	GST	SELL	9.71	08/28/2026	0	777	777
SEK	333,000	USD	34,288	GST	SELL	9.71	08/28/2026	0	662	662
SEK	113,000	USD	11,705	GST	SELL	9.65	08/28/2026	0	155	155
SEK	349,000	USD	36,069	GST	SELL	9.68	08/28/2026	0	560	560
SEK	249,000	USD	25,627	MSI	SELL	9.72	08/28/2026	0	507	507
SEK	650,000	USD	67,142	UBS	SELL	9.68	09/01/2026	0	1,093	1,093
SEK	90,000	USD	9,324	CBK	SELL	9.65	09/01/2026	0	124	124
SEK	1,480,000	USD	153,368	HUS	SELL	9.65	09/01/2026	0	1,996	1,996
SEK	1,480,000	USD	153,509	BCY	SELL	9.64	09/01/2026	0	1,856	1,856
SEK	2,600,000	USD	272,353	UBS	SELL	9.55	09/01/2026	0	584	584
SEK	203,000	USD	21,230	BCY	SELL	9.56	09/01/2026	0	80	80
SGD	145,000	USD	112,058	PAR	SELL	1.29	08/04/2026	0	888	888
SGD	115,000	USD	88,844	BOA	SELL	1.29	08/04/2026	0	734	734
SGD	10,000	USD	7,719	UBS	SELL	1.30	08/04/2026	0	71	71
SGD	70,000	USD	54,267	SCB	SELL	1.29	08/04/2026	0	259	259
SGD	70,000	USD	54,267	BCY	SELL	1.29	08/04/2026	0	258	258
SGD	215,000	USD	166,561	UBS	SELL	1.29	08/04/2026	0	910	910
SGD	145,000	USD	112,068	PAR	SELL	1.29	08/04/2026	0	878	878
SGD	295,000	USD	229,061	BOA	SELL	1.29	08/04/2026	0	725	725
SGD	245,000	USD	190,193	BOA	SELL	1.29	08/04/2026	0	647	647
SGD	295,000	USD	228,634	JPM	SELL	1.29	08/04/2026	0	1,152	1,152
SGD	330,000	USD	255,862	SCB	SELL	1.29	08/04/2026	0	1,188	1,188
SGD	95,000	USD	73,735	HUS	SELL	1.29	08/04/2026	0	264	264
SGD	987,000	USD	763,636	BOA	SELL	1.29	08/04/2026	0	5,175	5,175
SGD	545,000	USD	421,663	BOA	SELL	1.29	08/04/2026	0	2,858	2,858
SGD	495,000	USD	384,733	PAR	SELL	1.29	09/01/2026	0	1,598	1,598
SGD	495,000	USD	384,853	PAR	SELL	1.29	09/01/2026	0	1,479	1,479
SGD	495,000	USD	384,347	MSI	SELL	1.29	09/01/2026	0	1,985	1,985
THB	3,780,000	USD	112,974	BCY	SELL	33.46	08/04/2026	0	225	225
THB	3,820,000	USD	114,084	BCY	SELL	33.48	08/04/2026	0	313	313
THB	1,140,000	USD	34,126	HUS	SELL	33.41	08/04/2026	0	14	14
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
THB	5,100,000	USD	151,944	BCY	SELL	33.56	08/04/2026	$0	$785	$785
THB	1,600,000	USD	47,574	HUS	SELL	33.63	08/04/2026	0	341	341
THB	1,870,000	USD	55,523	BCY	SELL	33.68	08/04/2026	0	478	478
THB	3,738,000	USD	110,396	HUS	SELL	33.86	08/04/2026	0	1,546	1,546
THB	3,204,000	USD	94,723	HUS	SELL	33.82	08/04/2026	0	1,227	1,227
THB	3,738,000	USD	110,428	HUS	SELL	33.85	08/04/2026	0	1,513	1,513
THB	7,190,000	USD	214,205	MSI	SELL	33.57	08/04/2026	0	1,112	1,112
THB	1,080,000	USD	32,190	MSI	SELL	33.55	09/01/2026	0	224	224
THB	7,300,000	USD	217,217	JPM	SELL	33.61	09/01/2026	0	1,875	1,875
TRY	19,380,000	USD	389,454	DBF	SELL	49.76	09/16/2026	0	3,619	3,619
TRY	1,305,000	USD	26,360	CBK	SELL	49.51	09/16/2026	0	109	109
TWD	2,665,000	USD	82,374	GST	SELL	32.35	08/04/2026	0	85	85
TWD	3,405,000	USD	105,340	MSI	SELL	32.32	08/04/2026	0	16	16
TWD	2,365,000	USD	72,965	GST	SELL	32.41	08/04/2026	0	212	212
TWD	3,111,000	USD	95,980	PAR	SELL	32.41	08/28/2026	0	468	468
TWD	7,010,000	USD	216,218	GST	SELL	32.42	09/01/2026	0	1,103	1,103
TWD	140,000	USD	4,318	GST	SELL	32.42	09/01/2026	0	22	22
TWD	2,035,000	USD	62,768	GST	SELL	32.42	09/01/2026	0	320	320
TWD	330,000	USD	10,170	BOA	SELL	32.45	09/01/2026	0	60	60
TWD	3,545,000	USD	109,549	GST	SELL	32.36	09/01/2026	0	352	352
TWD	3,545,000	USD	109,684	GST	SELL	32.32	09/01/2026	0	216	216
USD	177,460	BRL	907,000	UBS	BUY	5.11	09/02/2026	0	274	274
USD	67,820	CAD	95,000	PAR	BUY	1.40	08/04/2026	0	100	100
USD	20,739	CAD	29,000	BCY	BUY	1.40	09/01/2026	0	42	42
USD	39,667	CAD	55,000	JPM	BUY	1.39	09/16/2026	0	388	388
USD	67,000	CHF	54,028	CBK	BUY	1.24	08/03/2026	0	220	220
USD	55,794	CHF	45,000	PAR	BUY	1.24	08/04/2026	0	173	173
USD	12,395	CHF	10,000	DBF	BUY	1.24	08/04/2026	0	35	35
USD	561,512	CHF	453,000	DBF	BUY	1.24	08/04/2026	0	1,596	1,596
USD	167,709	CHF	135,000	UBS	BUY	1.24	08/04/2026	0	847	847
USD	192,807	CHF	155,000	GST	BUY	1.24	08/04/2026	0	1,224	1,224
USD	192,316	CHF	155,000	UBS	BUY	1.24	08/04/2026	0	733	733
USD	149,668	CHF	120,000	UBS	BUY	1.25	08/04/2026	0	1,346	1,346
USD	25,014	CHF	20,000	UBS	BUY	1.25	08/04/2026	0	294	294
USD	192,788	CHF	155,000	UBS	BUY	1.24	08/04/2026	0	1,205	1,205
USD	192,346	CHF	155,000	UBS	BUY	1.24	08/04/2026	0	763	763
USD	68,186	CHF	55,000	BCY	BUY	1.24	08/04/2026	0	205	205
USD	37,208	CHF	30,000	CBK	BUY	1.24	08/04/2026	0	127	127
USD	384,637	CHF	310,000	GST	BUY	1.24	08/04/2026	0	1,471	1,471
USD	118,336	CHF	95,000	UBS	BUY	1.25	09/01/2026	0	560	560
USD	595,333	CLP	545,200,000	HUS	BUY	915.79	08/04/2026	0	8,134	8,134
USD	211,775	CLP	195,600,000	PAR	BUY	923.62	09/01/2026	0	1,065	1,065
USD	1,968,931	CNH	13,253,000	PAR	BUY	6.73	08/28/2026	0	3,267	3,267
USD	219,919	CNH	1,482,000	CBK	BUY	6.74	09/01/2026	0	51	51
USD	2,307	EUR	2,000	UBS	BUY	0.87	08/28/2026	0	4	4
USD	187,065	EUR	162,000	GST	BUY	0.87	09/01/2026	0	469	469
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	270,749	EUR	235,000	UBS	BUY	0.87	09/01/2026	$0	$70	$70
USD	155,291	EUR	134,000	DBF	BUY	0.86	09/16/2026	0	855	855
USD	41,720	EUR	36,000	DBF	BUY	0.86	09/16/2026	0	230	230
USD	115,054	GBP	85,000	BOA	BUY	0.74	08/04/2026	0	666	666
USD	243,635	GBP	181,000	UBS	BUY	0.74	09/01/2026	0	61	61
USD	143,216	HUF	44,900,000	GST	BUY	313.51	08/04/2026	0	1,528	1,528
USD	859,896	HUF	269,200,000	BCY	BUY	313.06	08/04/2026	0	10,395	10,395
USD	98,356	HUF	30,400,000	BCY	BUY	309.08	08/04/2026	0	2,425	2,425
USD	32,191	HUF	10,200,000	HUS	BUY	316.86	08/04/2026	0	4	4
USD	305,501	HUF	96,800,000	HUS	BUY	316.86	08/04/2026	0	34	34
USD	314,338	HUF	99,600,000	HUS	BUY	316.86	08/04/2026	0	35	35
USD	27,134	HUF	8,600,000	GST	BUY	316.94	08/28/2026	0	26	26
USD	412,679	ILS	1,230,000	GST	BUY	2.98	08/04/2026	0	11,000	11,000
USD	6,710	ILS	20,000	GST	BUY	2.98	08/04/2026	0	179	179
USD	167,302	ILS	510,000	HUS	BUY	3.05	08/04/2026	0	752	752
USD	13,079	ILS	40,000	CBK	BUY	3.06	08/28/2026	0	7	7
USD	47,412	ILS	145,000	CBK	BUY	3.06	08/28/2026	0	25	25
USD	417,751	ILS	1,275,000	PAR	BUY	3.05	09/01/2026	0	1,020	1,020
USD	166,403	INR	15,780,000	GST	BUY	94.83	08/04/2026	0	1,020	1,020
USD	41,798	INR	3,960,000	GST	BUY	94.74	08/04/2026	0	295	295
USD	789,198	INR	75,108,000	SCB	BUY	95.17	10/21/2026	0	7,673	7,673
USD	395,513	INR	37,554,000	SCB	BUY	94.95	10/22/2026	0	4,789	4,789
USD	118,736	JPY	18,800,000	UBS	BUY	158.33	09/01/2026	0	408	408
USD	94,581	JPY	15,000,000	PAR	BUY	158.59	09/01/2026	0	171	171
USD	124,870	KRW	177,690,000	GST	BUY	1,423.00	09/01/2026	0	1,291	1,291
USD	158,986	PLN	595,000	BCY	BUY	3.74	08/04/2026	0	40	40
USD	143,120	ZAR	2,350,000	BCY	BUY	16.42	08/04/2026	0	1,137	1,137
USD	108,646	ZAR	1,790,000	BOA	BUY	16.48	08/04/2026	0	497	497
USD	34,114	ZAR	560,000	CBK	BUY	16.42	08/04/2026	0	279	279
USD	1,216	ZAR	20,000	SCB	BUY	16.44	08/04/2026	0	8	8
USD	124,919	ZAR	2,033,000	BOA	BUY	16.27	08/04/2026	0	2,088	2,088
USD	41,518	ZAR	677,000	BOA	BUY	16.31	08/04/2026	0	615	615
USD	68,778	ZAR	1,120,000	CBK	BUY	16.28	08/04/2026	0	1,109	1,109
USD	112,919	ZAR	1,840,000	CBK	BUY	16.29	08/04/2026	0	1,749	1,749
USD	113,933	ZAR	1,860,000	BCY	BUY	16.33	08/04/2026	0	1,555	1,555
USD	115,014	ZAR	1,890,000	BCY	BUY	16.43	08/04/2026	0	823	823
USD	7,314	ZAR	120,000	BCY	BUY	16.41	08/04/2026	0	64	64
USD	105,478	ZAR	1,730,000	BCY	BUY	16.40	08/04/2026	0	954	954
USD	1,867,334	HKD	14,630,000	SCB	BUY	7.83	08/03/2026	0	1,643	1,643
USD	68,276	HKD	535,000	HUS	BUY	7.84	08/04/2026	0	50	50
USD	934,788	HKD	7,315,000	SCB	BUY	7.83	08/25/2026	0	1,231	1,231
USD	48,510	HKD	380,000	GST	BUY	7.83	08/28/2026	0	8	8
USD	248,541	HKD	1,947,000	GST	BUY	7.83	08/28/2026	0	33	33
USD	8,553	HKD	67,000	GST	BUY	7.83	08/28/2026	0	1	1
USD	37,658	HKD	295,000	GST	BUY	7.83	08/28/2026	0	5	5
USD	934,718	HKD	7,315,000	SCB	BUY	7.83	09/02/2026	0	893	893
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	934,884	HKD	7,315,000	SCB	BUY	7.82	09/02/2026	$0	$1,059	$1,059
USD	121,202	IDR	2,174,000,000	JPM	BUY	17,937.22	09/16/2026	0	1,260	1,260
USD	14,243	IDR	256,000,000	HUS	BUY	17,972.68	09/16/2026	0	119	119
USD	11,110	IDR	200,000,000	BOA	BUY	18,001.80	09/16/2026	0	76	76
USD	138,342	THB	4,590,000	HUS	BUY	33.18	08/04/2026	0	886	886
USD	288,854	THB	9,620,000	BCY	BUY	33.30	08/04/2026	0	766	766
USD	188,849	THB	6,290,000	BCY	BUY	33.31	08/04/2026	0	484	484
USD	190,058	THB	6,320,000	BCY	BUY	33.25	08/04/2026	0	794	794
USD	216,187	TWD	6,905,000	GST	BUY	31.94	08/04/2026	0	2,535	2,535
USD	207,544	TWD	6,630,000	GST	BUY	31.94	08/04/2026	0	2,402	2,402
USD	44,650	TWD	1,425,000	JPM	BUY	31.91	08/04/2026	0	558	558
ZAR	4,654,000	USD	280,063	GST	SELL	16.62	08/04/2026	0	1,124	1,124
ZAR	510,000	USD	30,796	CBK	SELL	16.56	08/04/2026	0	17	17
ZAR	940,000	USD	56,792	MSI	SELL	16.55	08/04/2026	0	2	2
ZAR	1,710,000	USD	102,062	CBK	SELL	16.75	08/04/2026	0	1,254	1,254
ZAR	1,960,000	USD	117,043	CBK	SELL	16.75	08/04/2026	0	1,377	1,377
ZAR	56,000	USD	3,351	GST	SELL	16.71	08/04/2026	0	33	33
ZAR	13,480,000	USD	806,872	MSI	SELL	16.71	08/04/2026	0	7,568	7,568
ZAR	2,790,000	USD	166,089	HUS	SELL	16.80	09/01/2026	0	2,111	2,111
ZAR	1,830,000	USD	109,899	HUS	SELL	16.65	09/01/2026	0	426	426
Total Unrealized Appreciation on Forward Currency Contracts								$0	$1,311,313	$1,311,313
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
10YR Euro-Bund Bonds	SELL	EUR	16	$552	08/2026	$0	$506	$506
10YR Euro-Bund Bonds	SELL	EUR	25	3,577,060	09/2026	0	16,838	16,838
10YR Japanese Government Bonds	SELL	JPY	1	798,053	09/2026	0	1,963	1,963
10YR U.S. Treasury Notes	SELL	USD	46	4,968,000	09/2026	0	63,035	63,035
3 Month EURIBOR	SELL	EUR	29	834	09/2026	0	3,437	3,437
3 Month EURIBOR	SELL	EUR	18	5,033,282	12/2026	0	4,746	4,746
3 Month SOFR	SELL	USD	22	5,286,325	12/2026	0	3,914	3,914
30 Day Federal Funds	SELL	USD	10	4,008,446	10/2026	0	208	208
30YR Euro-Buxl Bonds	SELL	EUR	1	121,751	09/2026	0	1,519	1,519
3YR Australia Treasury Bonds	SELL	AUD	5	365,904	09/2026	0	432	432
5YR Euro-Bobl Notes	SELL	EUR	47	6,155,995	09/2026	0	10,033	10,033
5YR U.S. Treasury Notes	SELL	USD	179	18,969,805	09/2026	0	85,350	85,350
Brent Crude Oil	BUY	USD	2	175,860	08/2026	0	6,010	6,010
Coffee	BUY	USD	2	227,850	05/2027	0	5,250	5,250
Coffee	SELL	USD	1	124,538	09/2026	0	6,694	6,694
Cotton	BUY	USD	3	126,600	05/2027	0	1,065	1,065
E-Mini Nasdaq 100 Index	BUY	USD	15	852,127	09/2026	0	13,265	13,265
Euro-BTP Italian Government Bonds	SELL	EUR	33	4,412,658	09/2026	0	70,041	70,041
Euro-Schatz	SELL	EUR	87	10,555,819	09/2026	0	38,791	38,791
FTSE 100 Index	BUY	GBP	1	146,216	09/2026	0	4,253	4,253
FTSE Taiwan Index	BUY	USD	1	148,470	08/2026	0	7,169	7,169
Gasoline RBOB	BUY	USD	2	261,593	08/2026	0	3,230	3,230
Kospi 200 Index	SELL	KRW	1	180,727	09/2026	0	36,894	36,894
Lean Hogs	BUY	USD	4	133,160	04/2027	0	1,039	1,039
Live Cattle	SELL	USD	1	90,900	10/2026	0	1,350	1,350
LME Aluminum	BUY	USD	2	159,421	09/2026	0	1,635	1,635
LME Copper	BUY	USD	1	346,461	08/2026	0	8,127	8,127
LME Copper	BUY	USD	1	345,778	09/2026	0	4,723	4,723
LME Lead	BUY	USD	7	322,602	08/2026	0	464	464
LME Lead	SELL	USD	7	322,602	08/2026	0	24,605	24,605
LME Nickel	BUY	USD	3	307,951	08/2026	0	3,107	3,107
LME Nickel	SELL	USD	3	307,951	08/2026	0	17,573	17,573
LME Tin	BUY	USD	1	274,945	08/2026	0	12,855	12,855
LME Tin	BUY	USD	1	275,740	09/2026	0	3,927	3,927
LME Zinc	BUY	USD	4	370,665	08/2026	0	16,699	16,699
LME Zinc	BUY	USD	4	366,517	09/2026	0	7,442	7,442
Long Gilt	SELL	GBP	67	7,798,392	09/2026	0	98,067	98,067
Micro Euro Stoxx 50 Index	BUY	EUR	19	139,317	09/2026	0	931	931
Micro Silver	BUY	USD	1	57,786	09/2026	0	706	706
Micro WTI Crude Oil	BUY	USD	11	93,137	08/2026	0	6,488	6,488
Mini Topix Index	BUY	JPY	6	150,221	09/2026	0	203	203
Natural Gas	SELL	USD	14	384,580	08/2026	0	42,170	42,170
Natural Gas	SELL	USD	2	59,500	02/2027	0	7,330	7,330
Platinum	SELL	USD	1	82,935	10/2026	0	5,850	5,850
Soybean	BUY	USD	3	96,360	12/2026	0	5,340	5,340
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Assets
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
Sugar	BUY	USD	12	$206,304	04/2027	$0	$515	$515
Ultra 10YR U.S. Treasury Notes	SELL	USD	6	658,219	09/2026	0	4,219	4,219
Ultra Long U.S. Treasury Bonds	SELL	USD	5	548,438	09/2026	0	10,219	10,219
WTI Crude Oil	SELL	USD	7	592,690	08/2026	0	3,040	3,040
Total Futures Contracts						$0	$673,267	$673,267
Total Derivative Assets						$948,644	$7,581,660	$6,633,016

(a)	The following table represents the individual positions within the total return swap as of July 31, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
KGI Financial Holding Co Ltd	21.1%	(117,440)	$11,580
TS Financial Holding Co Ltd	19.1%	(106,309)	10,482
SinoPac Financial Holdings Co	12.9%	(71,800)	7,079
Yuanta Financial Holding Co Lt	9.5%	(52,876)	5,213
United Microelectronics Corp	8.7%	(48,423)	4,774
CTBC Financial Holding Co Ltd	7.1%	(39,518)	3,896
Nan Ya Plastics Corp	4.0%	(22,264)	2,195
Far EasTone Telecommunications	4.0%	(22,264)	2,195
Cathay Financial Holding Co Lt	3.7%	(20,594)	2,030
Fubon Financial Holding Co Ltd	2.9%	(16,141)	1,591
Unimicron Technology Corp	1.8%	(10,019)	988
Yageo Corp	1.7%	(9,462)	933
ASE Technology Holding Co Ltd	1.7%	(9,462)	933
Chroma ATE Inc	0.7%	(3,896)	384
MediaTek Inc	0.4%	(2,226)	220
Elite Material Co Ltd	0.3%	(1,670)	165
MPI Corp	0.2%	(1,113)	110
Airtac International Group	0.2%	(1,113)	110
Total		(556,590)	$54,878

(b)	The following table represents the individual positions within the total return swap as of July 31, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
Sumitomo Electric Industries L	10.8%	(57,787)	$5,934
Furukawa Electric Co Ltd	7.2%	(38,525)	3,956
JX Advanced Metals Corp	7.1%	(37,989)	3,902
Panasonic Holdings Corp	6.0%	(32,104)	3,297
Fujikura Ltd	5.4%	(28,893)	2,967
Sumitomo Corp	5.4%	(28,893)	2,967
SoftBank Group Corp	5.3%	(28,358)	2,913
Mizuho Financial Group Inc	4.1%	(21,938)	2,253
Mitsubishi Corp	3.8%	(20,332)	2,088
ENEOS Holdings Inc	3.7%	(19,797)	2,033
Murata Manufacturing Co Ltd	2.9%	(15,517)	1,594
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Reference Instrument	% of Index	Notional Amount	Market Value
Japan Post Bank Co Ltd	2.9%	(15,517)	$1,594
Mitsubishi Electric Corp	2.7%	(14,447)	1,484
Mitsui & Co Ltd	2.6%	(13,912)	1,429
FANUC Corp	2.6%	(13,912)	1,429
Inpex Corp	2.2%	(11,771)	1,209
Asahi Kasei Corp	2.1%	(11,236)	1,154
Marubeni Corp	1.8%	(9,631)	989
Kubota Corp	1.7%	(9,096)	934
MINEBEA MITSUMI Inc	1.7%	(9,096)	934
Renesas Electronics Corp	1.6%	(8,561)	879
ORIX Corp	1.5%	(8,026)	824
Yokohama Financial Group Inc	1.5%	(8,026)	824
TDK Corp	1.4%	(7,491)	769
Ebara Corp	1.4%	(7,491)	769
Resonac Holdings Corp	1.3%	(6,956)	714
Sumitomo Metal Mining Co Ltd	1.3%	(6,956)	714
Chiba Bank Ltd/The	1.0%	(5,351)	550
Toyota Tsusho Corp	0.9%	(4,816)	495
Ibiden Co Ltd	0.8%	(4,281)	440
Advantest Corp	0.8%	(4,281)	440
Mitsui Kinzoku Co Ltd	0.8%	(4,281)	440
Kyocera Corp	0.7%	(3,745)	385
Daifuku Co Ltd	0.6%	(3,210)	330
Fuji Electric Co Ltd	0.4%	(2,140)	220
Tokyo Electron Ltd	0.4%	(2,140)	220
Taisei Corp	0.4%	(2,140)	220
Kioxia Holdings Corp	0.4%	(2,140)	220
Lasertec Corp	0.3%	(1,605)	165
SCREEN Holdings Co Ltd	0.3%	(1,605)	165
Disco Corp	0.2%	(1,070)	110
Total		(535,063)	$54,953

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BIBOR	Bangkok Interbank Offered Rate
BKBM	Bank Bill Benchmark Rate
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
EM	Emerging Markets
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
IG	Investment Grade
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Metal Exchange
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (547.58%)
		Bank Loans * (0.90%)
		United States (0.90%)
		Consumer Non-cyclical
USD	198,990	HireRight Holdings Corp. 2025 Term Loan	6.98%	09/30/2030	$171,131	$193,434
		Financial
USD	273,615	Apex Group Treasury LLC 2025 USD Term Loan B	7.16%	02/27/2032	247,621	259,668
		Total United States			418,752	453,102
		Total Bank Loans			418,752	453,102
		Fixed Income (50.59%)
		Brazil (0.38%)
		Foreign Government Obligations
USD	200,000	Brazilian Government International Bonds	7.25%	01/12/2056	197,401	192,325
		Chile (0.40%)
		Foreign Government Obligations
USD	200,000	Chile Government International Bonds	5.65%	01/13/2037	207,943	202,042
		Colombia (0.45%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	8.75%	11/14/2053	204,500	228,650
		Germany (0.53%)
		Consumer Cyclical
USD	255,000	IHO Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	254,615	266,000
		Hungary (1.63%)
		Foreign Government Obligations
USD	200,000	Hungary Government International Bonds REG S	5.50%	03/26/2036	201,777	196,924
USD	400,000	Hungary Government International Bonds REG S	6.75%	09/25/2052	435,064	419,032
USD	200,000	Hungary Government International Bonds REG S	6.75%	09/23/2055	205,985	207,340
		Total Hungary			842,826	823,296
		Mexico (0.60%)
		Energy
USD	370,000	Petroleos Mexicanos	6.75%	09/21/2047	317,177	303,566
		Morocco (0.55%)
		Foreign Government Obligations
USD	400,000	Morocco Government International Bonds REG S	4.00%	12/15/2050	279,105	277,516
		Oman (0.41%)
		Foreign Government Obligations
USD	200,000	Oman Government International Bonds REG S	6.75%	01/17/2048	209,825	209,190
		Panama (1.31%)
		Foreign Government Obligations
USD	600,000	Panama Government International Bonds	4.50%	04/01/2056	393,687	446,380
USD	200,000	Panama Government International Bonds	6.88%	01/31/2036	212,297	213,508
		Total Panama			605,984	659,888
		Paraguay (0.41%)
		Foreign Government Obligations
USD	200,000	Paraguay Government International Bonds REG S	6.65%	03/04/2055	209,400	209,400
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		Peru (0.84%)
		Foreign Government Obligations
USD	150,000	Peru Government International Bonds	5.63%	11/18/2050	$143,717	$140,100
USD	300,000	Peru Government International Bonds	5.88%	08/08/2054	293,314	284,850
		Total Peru			437,031	424,950
		Poland (0.22%)
		Foreign Government Obligations
EUR	100,000	Republic of Poland Government International Bonds Series 20YR REG S	4.13%	01/11/2044	115,632	111,858
		Qatar (0.36%)
		Foreign Government Obligations
USD	200,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	188,354	180,587
		Romania (0.68%)
		Foreign Government Obligations
USD	296,000	Romania Government International Bonds REG S	7.63%	01/17/2053	324,504	312,762
USD	42,000	Romanian Government International Bonds REG S	5.13%	06/15/2048	34,895	33,125
		Total Romania			359,399	345,887
		Saudi Arabia (0.72%)
		Energy
USD	200,000	Saudi Arabian Oil Co. REG S	6.38%	06/02/2055	196,751	193,666
		Foreign Government Obligations
USD	275,000	Saudi Government International Bonds REG S	3.25%	11/17/2051	178,332	169,480
		Total Saudi Arabia			375,083	363,146
		Turkey (0.78%)
		Foreign Government Obligations
USD	400,000	Turkey Government International Bonds	6.38%	05/22/2031	398,836	392,520
		United Arab Emirates (0.16%)
		Foreign Government Obligations
USD	125,000	Abu Dhabi Government International Bonds REG S	3.13%	09/30/2049	81,358	80,066
		United Kingdom (1.07%)
		Consumer Cyclical
USD	200,000	Motion Bondsco DAC 144A	6.63%	11/15/2027	189,127	190,300
		Financial
EUR	300,000	Barclays PLC REG S *	4.43%	11/12/2037	348,202	347,750
		Total United Kingdom			537,329	538,050
		United States (39.09%)
		Basic Materials
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.00%	03/15/2032	96,085	100,459
USD	325,000	Cleveland-Cliffs, Inc. 144A	7.38%	05/01/2033	313,141	329,050
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.63%	01/15/2034	103,021	101,346
USD	200,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	200,370	202,390
		Communications
USD	310,000	Alphabet, Inc.	5.65%	02/15/2056	286,938	286,697
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		United States (continued)
		Communications (continued)
USD	515,000	Amazon.com, Inc.	5.30%	07/09/2036	$504,601	$506,011
USD	550,000	Amazon.com, Inc.	5.55%	11/20/2065	523,291	476,066
USD	150,000	Amazon.com, Inc.	6.10%	07/09/2056	143,990	144,063
USD	100,000	APLD ComputeCo LLC 144A	9.25%	12/15/2030	97,250	106,434
USD	230,000	Block Communications, Inc. 144A	10.25%	03/01/2031	202,325	199,840
USD	600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	7.38%	02/01/2036	596,085	570,414
USD	385,000	DISH Network Corp. 144A	11.75%	11/15/2027	396,000	396,000
USD	330,000	Nexstar Media, Inc. 144A	7.25%	04/15/2034	329,210	331,281
USD	300,000	Paramount Global*	6.38%	03/30/2062	254,125	249,277
USD	150,000	RD Michigan Property Owner I LLC 144A	7.50%	03/30/2045	148,353	145,377
USD	750,000	Space Exploration Technologies Corp. 144A	6.65%	07/15/2056	654,353	663,715
USD	125,000	Verizon Communications, Inc.*	6.20%	05/14/2056	123,407	122,448
		Consumer Cyclical
USD	150,000	Carnival Corp. 144A	6.13%	02/15/2033	148,763	150,608
USD	125,000	JetBlue Airways Corp. / JetBlue Loyalty LP 144A	9.88%	09/20/2031	116,528	109,030
USD	55,000	LBM Acquisition LLC 144A	9.50%	06/15/2031	47,919	46,593
USD	285,000	Michaels Cos, Inc. 144A	8.50%	03/15/2033	278,408	282,328
USD	160,000	Sabre GLBL, Inc. 144A	10.75%	03/15/2030	152,918	153,600
USD	310,000	White Cap Supply Holdings LLC 144A	7.38%	11/15/2030	311,578	312,834
		Consumer Non-cyclical
USD	255,000	BellRing Brands, Inc. 144A	7.00%	03/15/2030	250,926	252,067
USD	440,000	CHS/Community Health Systems, Inc. 144A	9.75%	01/15/2034	450,616	450,616
USD	550,000	CVS Health Corp.	6.05%	06/01/2054	530,808	524,508
USD	45,000	CVS Health Corp.*	6.75%	12/10/2054	46,392	46,409
USD	320,000	DaVita, Inc. 144A	6.75%	07/15/2033	322,230	328,648
USD	550,000	Maple Parent Holdings Corp. 144A	6.63%	03/26/2056	557,568	556,654
USD	315,000	Raven Acquisition Holdings LLC 144A	6.88%	11/15/2031	308,892	306,865
		Energy
USD	300,000	Cheniere Energy, Inc. 144A	6.00%	07/30/2056	291,592	291,592
USD	289,000	EOG Resources, Inc.	5.65%	12/01/2054	281,795	270,449
		Financial
USD	350,000	Asurion LLC/Asurion Co-Issuer, Inc. 144A	8.00%	12/31/2032	364,411	354,069
USD	335,000	Athene Holding Ltd.*	6.88%	06/28/2055	317,971	316,799
USD	450,000	Bank of America Corp.*	4.08%	03/20/2051	351,974	338,854
USD	485,000	Bank of America Corp.*	5.05%	02/06/2037	470,718	467,412
USD	505,000	Citigroup, Inc.*	5.17%	09/11/2036	496,651	492,385
USD	1,245,000	Citigroup, Inc.*	5.61%	03/04/2056	1,239,532	1,166,457
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	710,113	674,907
EUR	350,000	Goldman Sachs Group, Inc. REG S *	4.14%	02/17/2039	392,294	392,551
EUR	475,000	Morgan Stanley*	3.98%	01/23/2037	535,057	536,184
USD	975,000	Morgan Stanley*	5.52%	11/19/2055	936,719	893,486
USD	125,000	Rocket Cos, Inc. 144A	6.50%	06/15/2034	127,650	126,301
		Industrial
USD	290,000	Clydesdale Acquisition Holdings, Inc. 144A	8.75%	04/15/2030	285,673	277,679
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		United States (continued)
		Technology
USD	200,000	OAK-Eagle Acquireco, Inc. 144A	7.25%	07/01/2033	$206,621	$207,551
USD	400,000	Oracle Corp.	3.60%	04/01/2050	228,859	229,716
USD	1,515,000	Oracle Corp.	3.85%	04/01/2060	837,500	852,786
USD	550,000	Oracle Corp.	6.10%	09/26/2065	469,017	432,176
USD	125,000	Oracle Corp.	6.85%	02/04/2066	109,311	109,986
		U.S. Government Securities
USD	1,095,000	U.S. Treasury Bonds	4.75%	02/15/2056	1,054,733	1,012,362
USD	1,917,000	U.S. Treasury Bonds	5.00%	05/15/2056	1,920,654	1,844,214
		Total United States			20,124,936	19,739,544
		Total Fixed Income			25,946,734	25,548,481
		Fixed Income Buy-Sellback Agreements ‡ (495.96%)
		Australia (43.23%)
		Foreign Government Obligations
AUD	1,290,000	Australia Government Bonds Series 138 REG S	3.25%	04/21/2029	871,017	878,314
AUD	410,000	Australia Government Bonds Series 149 REG S	2.25%	05/21/2028	275,084	277,056
AUD	3,211,000	Australia Government Bonds Series 152 REG S	2.75%	11/21/2028	2,155,230	2,172,111
AUD	4,595,000	Australia Government Bonds Series 154 REG S	2.75%	11/21/2029	3,031,664	3,059,650
AUD	6,508,000	Australia Government Bonds Series 155	2.50%	05/21/2030	4,216,501	4,260,201
AUD	1,011,000	Australia Government Bonds Series 156 REG S	2.75%	05/21/2041	528,524	534,425
AUD	3,028,000	Australia Government Bonds Series 157	1.50%	06/21/2031	1,828,747	1,847,709
AUD	2,596,000	Australia Government Bonds Series 158	1.25%	05/21/2032	1,498,770	1,514,883
AUD	5,606,000	Australia Government Bonds Series 160 REG S	1.00%	12/21/2030	3,361,303	3,395,884
AUD	3,202,000	Australia Government Bonds Series 167 REG S	3.75%	05/21/2034	2,076,274	2,099,204
AUD	1,576,000	Australia Government Bonds Series 172 REG S	4.25%	03/21/2036	1,038,575	1,051,392
AUD	1,075,000	Australia Government Bonds Series 174 REG S	4.75%	10/21/2037	730,664	739,927
		Total Australia			21,612,353	21,830,756
		Austria (5.31%)
		Foreign Government Obligations
EUR	2,374,200	Republic of Austria Government Bonds REG S	3.20%	02/20/2036	2,677,093	2,682,788
		Belgium (10.85%)
		Foreign Government Obligations
EUR	1,426,093	Kingdom of Belgium Government Bonds Series 100 REG S	2.85%	10/22/2034	1,553,155	1,562,727
EUR	465,000	Kingdom of Belgium Government Bonds Series 105 REG S	2.60%	10/22/2030	518,974	524,502
EUR	1,348,610	Kingdom of Belgium Government Bonds Series 106 REG S	3.40%	06/22/2036	1,499,038	1,509,370
EUR	666,000	Kingdom of Belgium Government Bonds Series 108 REG S	3.10%	08/22/2031	755,088	762,668
EUR	1,011,000	Kingdom of Belgium Government Bonds Series 73 REG S	3.00%	06/22/2034	1,118,266	1,122,730
		Total Belgium			5,444,521	5,481,997
		Canada (5.69%)
		Foreign Government Obligations
CAD	1,243,000	Canadian Government Bonds	3.25%	06/01/2035	866,131	864,619
CAD	614,000	Canadian Government Bonds	3.25%	06/01/2036	424,513	423,450
CAD	1,059,000	Canadian Government Bonds	3.50%	12/01/2045	715,270	714,151
CAD	243,000	Canadian Government Bonds	4.00%	06/01/2041	176,951	176,704
CAD	522,000	Province of Ontario	1.90%	12/02/2051	217,108	215,363
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Canada (continued)
		Foreign Government Obligations (continued)
CAD	970,000	Province of Ontario	2.65%	12/02/2050	$483,046	$479,544
		Total Canada			2,883,019	2,873,831
		Finland (2.62%)
		Foreign Government Obligations
EUR	863,000	Finland Government Bonds Series 10YR REG S	3.00%	09/15/2035	954,962	960,185
EUR	345,000	Finland Government Bonds Series 15YR REG S	2.75%	04/15/2038	363,922	363,913
		Total Finland			1,318,884	1,324,098
		France (5.69%)
		Foreign Government Obligations
EUR	1,059,000	French Republic Government Bonds OAT REG S	3.25%	05/25/2045	1,034,601	1,032,089
EUR	490,000	French Republic Government Bonds OAT REG S	3.60%	05/25/2042	513,812	514,501
EUR	490,000	French Republic Government Bonds OAT REG S	3.70%	11/25/2036	547,002	550,326
EUR	803,000	French Republic Government Bonds OAT REG S	3.75%	05/25/2056	781,283	779,114
		Total France			2,876,698	2,876,030
		Germany (40.24%)
		Foreign Government Obligations
EUR	1,889,738	Bundesobligation Series 188 REG S	2.40%	10/19/2028	2,135,833	2,156,266
EUR	3,409,000	Bundesobligation Series 193 REG S	2.50%	04/16/2031	3,822,844	3,852,377
EUR	16,500	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2046	16,016	15,989
EUR	1,144,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	05/15/2041	1,182,421	1,182,088
EUR	2,186,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	02/15/2036	2,450,579	2,459,749
EUR	216,500	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	08/15/2056	215,083	213,399
EUR	161,000	Bundesrepublik Deutschland Bundesanleihe REG S	3.00%	08/15/2036	181,511	182,115
EUR	4,044,250	Bundesrepublik Deutschland Bundesanleihe REG S +	3.14%	05/15/2036	3,398,008	3,418,981
EUR	1,429,200	Bundesrepublik Deutschland Bundesanleihe REG S	3.40%	05/15/2047	1,594,755	1,590,640
EUR	1,080,400	Bundesrepublik Deutschland Bundesanleihe REG S	4.00%	01/04/2037	1,323,478	1,327,701
EUR	2,180,125	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	2,728,809	2,735,487
EUR	922,000	Bundesrepublik Deutschland Bundesanleihe REG S	4.75%	07/04/2034	1,179,988	1,185,638
		Total Germany			20,229,325	20,320,430
		Italy (101.98%)
		Foreign Government Obligations
EUR	3,105,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.45%	02/01/2036	3,426,299	3,440,812
EUR	1,450,000	Italy Buoni Poliennali Del Tesoro Series 13YR REG S	4.05%	10/30/2037	1,658,817	1,667,853
EUR	3,296,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	3,616,564	3,619,662
EUR	4,960,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	4.15%	10/01/2039	5,651,949	5,669,855
EUR	1,545,000	Italy Buoni Poliennali Del Tesoro Series 17YR REG S	1.65%	03/01/2032	1,607,709	1,618,475
EUR	4,823,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	2.25%	09/01/2036	4,744,323	4,765,898
EUR	4,366,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.45%	09/01/2043	5,030,197	5,035,635
EUR	1,696,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.30%	10/01/2054	1,840,657	1,830,758
EUR	1,080,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.50%	10/01/2053	1,208,026	1,207,168
EUR	1,637,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	3.45%	03/01/2048	1,606,601	1,599,526
EUR	4,749,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.00%	02/01/2037	5,462,704	5,476,923
EUR	1,599,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.75%	09/01/2044	1,914,738	1,912,500
EUR	1,215,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	5.00%	09/01/2040	1,507,745	1,509,097
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Italy (continued)
		Foreign Government Obligations (continued)
EUR	4,440,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	6.00%	05/01/2031	$5,645,895	$5,703,815
EUR	693,000	Italy Buoni Poliennali Del Tesoro Series 50YR REG S	2.80%	03/01/2067	541,169	537,138
EUR	2,540,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	11/15/2032	2,846,454	2,870,616
EUR	299,112	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.40%	05/15/2039	349,333	352,172
EUR	1,595,370	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.55%	09/15/2041	1,919,557	1,934,320
EUR	664,934	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.55%	05/15/2056	752,791	750,684
		Total Italy			51,331,528	51,502,907
		Japan (12.73%)
		Foreign Government Obligations
JPY	410,950,000	Japan Government Ten Year Bonds Series 354	0.10%	03/20/2029	2,412,417	2,481,118
JPY	72,100,000	Japan Government Ten Year Bonds Series 362	0.10%	03/20/2031	404,324	415,370
JPY	290,600,000	Japan Government Ten Year Bonds Series 370	0.50%	03/20/2033	1,582,809	1,626,200
JPY	334,150,000	Japan Government Ten Year Bonds Series 378	1.40%	03/20/2035	1,849,217	1,904,399
		Total Japan			6,248,767	6,427,087
		Netherlands (1.97%)
		Foreign Government Obligations
EUR	914,500	Netherlands Government Bonds REG S	2.50%	07/15/2035	989,182	993,280
		Spain (37.00%)
		Foreign Government Obligations
EUR	1,607,000	Spain Government Bonds	3.10%	07/30/2031	1,833,620	1,848,169
EUR	3,372,000	Spain Government Bonds REG S	1.25%	10/31/2030	3,577,690	3,611,498
EUR	1,217,000	Spain Government Bonds REG S	2.55%	10/31/2032	1,337,942	1,347,089
EUR	2,849,000	Spain Government Bonds REG S	2.90%	10/31/2046	2,736,941	2,734,173
EUR	2,689,000	Spain Government Bonds REG S	3.20%	10/31/2035	2,988,613	3,009,905
EUR	636,000	Spain Government Bonds REG S	3.30%	04/30/2036	711,454	714,625
EUR	2,253,000	Spain Government Bonds REG S	3.90%	07/30/2039	2,595,725	2,602,637
EUR	2,147,000	Spain Government Bonds REG S	5.15%	10/31/2044	2,814,056	2,814,877
		Total Spain			18,596,041	18,682,973
		Supranational (73.18%)
		Financial
EUR	2,138,000	European Investment Bank Series EARN REG S	1.13%	04/13/2033	2,145,845	2,157,815
		Foreign Government Obligations
EUR	463,000	European Union Series SURE REG S	0.30%	11/04/2050	233,017	230,643
EUR	2,605,750	European Union Series UFA REG S	0.70%	07/06/2051	1,417,839	1,405,865
EUR	3,587,388	European Union Series UFA REG S	2.50%	12/04/2031	3,968,879	3,996,698
EUR	9,400,706	European Union Series UFA REG S	2.75%	12/13/2032	10,446,626	10,512,562
EUR	4,274,316	European Union Series UFA REG S	3.00%	12/04/2034	4,752,596	4,774,804
EUR	2,109,000	European Union Series UFA REG S	3.25%	07/04/2034	2,393,426	2,405,635
EUR	7,174,971	European Union Series UFA REG S	3.38%	12/12/2035	8,132,180	8,181,254
EUR	2,462,000	European Union Series UFA REG S	3.38%	11/04/2042	2,622,810	2,619,559
EUR	682,000	European Union Series UFA REG S	3.38%	10/05/2054	673,451	671,001
		Total Supranational			36,786,669	36,955,836
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Sweden (21.42%)
		Foreign Government Obligations
SEK	8,700,000	Sweden Government Bonds Series 1056 REG S	2.25%	06/01/2032	$876,252	$886,679
SEK	97,685,000	Sweden Government Bonds Series 1060 REG S	0.75%	05/12/2028	9,770,593	9,930,878
		Total Sweden			10,646,845	10,817,557
		United Kingdom (98.40%)
		Foreign Government Obligations
GBP	2,156,917	U.K. Gilts REG S	0.25%	07/31/2031	2,327,467	2,356,514
GBP	2,507,164	U.K. Gilts REG S	0.50%	01/31/2029	3,030,429	3,071,114
GBP	969,000	U.K. Gilts REG S	0.50%	10/22/2061	297,640	295,636
GBP	1,834,106	U.K. Gilts REG S	0.88%	10/22/2029	2,178,813	2,207,256
GBP	303,500	U.K. Gilts REG S	0.88%	07/31/2033	314,163	313,633
GBP	1,364,000	U.K. Gilts REG S	1.13%	01/31/2039	1,136,620	1,141,810
GBP	802,750	U.K. Gilts REG S	1.25%	10/22/2041	613,613	614,041
GBP	711,308	U.K. Gilts REG S	1.63%	10/22/2054	407,433	405,823
GBP	1,178,500	U.K. Gilts REG S	1.75%	07/22/2057	674,107	671,669
GBP	2,173,000	U.K. Gilts REG S	3.25%	01/31/2033	2,654,974	2,679,971
GBP	728,750	U.K. Gilts REG S	3.50%	07/22/2068	642,864	641,629
GBP	958,000	U.K. Gilts REG S	3.75%	01/29/2038	1,114,280	1,122,019
GBP	57,000	U.K. Gilts REG S	3.75%	07/22/2052	56,025	56,013
GBP	2,616,107	U.K. Gilts REG S	4.00%	10/22/2031	3,381,316	3,418,301
GBP	1,225,500	U.K. Gilts REG S	4.00%	10/22/2063	1,213,123	1,211,569
GBP	4,802,250	U.K. Gilts REG S	4.25%	06/07/2032	6,262,200	6,331,200
GBP	1,885,000	U.K. Gilts REG S	4.25%	03/07/2036	2,361,105	2,379,802
GBP	1,203,000	U.K. Gilts REG S	4.25%	12/07/2040	1,422,471	1,429,505
GBP	3,856,000	U.K. Gilts REG S	4.25%	12/07/2046	4,285,134	4,295,538
GBP	949,500	U.K. Gilts REG S	4.38%	01/31/2040	1,147,343	1,153,495
GBP	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,300,142	1,312,597
GBP	2,870,000	U.K. Gilts REG S	4.75%	12/07/2030	3,856,450	3,901,847
GBP	2,606,950	U.K. Gilts REG S	4.75%	10/22/2035	3,402,558	3,432,294
GBP	858,250	U.K. Gilts REG S	4.75%	12/07/2038	1,091,151	1,097,895
GBP	1,626,000	U.K. Gilts REG S	4.75%	10/22/2043	1,972,195	1,979,816
GBP	1,228,012	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	08/10/2031	1,557,775	1,572,836
GBP	619,742	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.63%	03/22/2045	598,190	599,340
		Total United Kingdom			49,299,581	49,693,163
		United States (35.65%)
		U.S. Government Securities
USD	604,500	U.S. Treasury Bonds	5.00%	05/15/2056	590,466	581,672
USD	3,909,000	U.S. Treasury Notes	4.00%	01/31/2033	3,806,767	3,793,715
USD	3,415,400	U.S. Treasury Notes	4.00%	11/15/2035	3,255,340	3,239,672
USD	1,548,000	U.S. Treasury Notes	4.13%	06/30/2031	1,531,658	1,528,353
USD	9,094,000	U.S. Treasury Notes	4.38%	05/15/2036	8,905,205	8,858,949
		Total United States			18,089,436	18,002,361
		Total Fixed Income Buy-Sellback Agreements			249,029,942	250,465,094

The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Units		Proceeds	Fair Value
	Securities Sold Short (continued)
	Investment Funds (0.13%)
	United Kingdom (0.13%)
	Capital Markets
3,519	Scottish Mortgage Investment Trust PLC	$67,440	$63,435
	Total Securities Sold Short	$275,462,868	$276,530,112
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of July 31, 2026.
+	Zero-coupon bond. Rate represents annualized yield at period end.
‡	Security sold under forward sale commitments due within 60 days after July 31, 2026. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
CPI	Consumer Price Index
DAC	Designated Investment Company
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
LP	Limited Partnership
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026

Concentration by Industry for Securities Sold Short
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	464.97%	$234,812,573
U.S. Government Securities	41.31	20,858,937
Financial	16.88	8,524,638
Communications	8.31	4,197,623
Consumer Non-cyclical	5.26	2,659,201
Technology	3.63	1,832,215
Consumer Cyclical	2.99	1,511,293
Energy	2.10	1,059,273
Basic Materials	1.45	733,245
Industrial	0.55	277,679
Investment Funds	0.13	63,435
Total Securities Sold Short	547.58%	$276,530,112
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Written Options Contracts
Foreign Currency Options
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
EUR vs KRW	UBS	Put	1,728.55	(37,000)	08/11/2026	(63,956,350)	$(466)	$(1,886)	$(1,420)
EUR vs KRW	UBS	Call	1,728.55	(37,000)	08/11/2026	(63,956,350)	(466)	(3)	463
EUR vs USD	BCY	Call	1.17	(301,000)	09/07/2026	(352,170)	(2,477)	(536)	1,941
NZD vs USD	BOA	Call	0.59	(285,000)	05/26/2027	(168,976)	(5,962)	(4,904)	1,058
NZD vs USD	BOA	Put	0.59	(285,000)	05/26/2027	(168,977)	(5,962)	(5,227)	735
USD vs CNY	HUS	Call	6.87	(2,148,000)	07/23/2027	(14,756,760)	(5,574)	(5,848)	(274)
USD vs HUF	GST	Put	316.65	(165,000)	04/27/2027	(52,247,250)	(7,961)	(5,428)	2,533
USD vs HUF	GST	Call	316.65	(165,000)	04/27/2027	(52,247,250)	(7,961)	(6,722)	1,239
USD vs JPY	MSI	Call	166.00	(539,000)	07/14/2027	(89,474,000)	(7,444)	(4,905)	2,539
USD vs JPY	UBS	Call	160.00	(1,195,000)	12/16/2026	(191,200,000)	(20,446)	(14,224)	6,222
USD vs PLN	BOA	Put	3.65	(167,000)	06/07/2027	(609,884)	(5,561)	(3,141)	2,420
USD vs PLN	BOA	Call	3.65	(167,000)	06/07/2027	(609,884)	(5,561)	(6,949)	(1,388)
Total Foreign Currency Options							(75,841)	(59,773)	16,068
Options on Equity Indices
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
S&P 500 Index	CBOE	Put	8,100.00	(3)	12/17/2027	(24,300)	$(225,386)	$(207,975)	$17,411
Options on Exchange Traded Funds
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
Roundhill Memory ETF	NYSE	Put	90.00	(6)	06/17/2027	(540)	$(20,303)	$(26,715)	$(6,412)
VanEck Semiconductor ETF	AMX	Put	455.00	(5)	08/21/2026	(2,275)	(3,776)	(1,960)	1,816
Total Options on Exchange Traded Funds							(24,079)	(28,675)	(4,596)
Options on Exchange Traded Futures Contracts
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
3 Month SOFR	CME	Call	98.00	(16)	12/10/2027	(1,568)	$(5,977)	$(2,000)	$3,977
3 Month SOFR	CME	Put	96.00	(69)	12/11/2026	(6,624)	(29,114)	(37,088)	(7,974)
3 Month SOFR	CME	Put	96.00	(24)	03/12/2027	(2,304)	(20,927)	(22,650)	(1,723)
Total Options on Exchange Traded Futures Contracts							(56,018)	(61,738)	(5,720)
Total Written Options Contracts							$(381,324)	$(358,161)	$23,163
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Written Swaptions Contracts
Contract	Counterparty	Frequency	Currency	Exercise Rate	Notional	Expiration Date	Premium	Fair Value	Unrealized
10YR Interest Rate Swap Pay EUR Put	JPM	6M	EUR	3.49%	(1,311,627)	01/04/2027	$(4,413)	$(10,628)	$(6,215)
10YR Interest Rate Swap Pay EUR Put	CBK	6M	EUR	3.32%	(972,215)	04/03/2029	(39,770)	(39,027)	743
10YR Interest Rate Swap Receive EUR Call	CBK	6M	EUR	3.32%	(972,215)	04/03/2029	(39,770)	(32,175)	7,595
1YR Interest Rate Swap Pay GBP Put	JPM	1Y	GBP	3.63%	(3,660,440)	08/11/2026	(1,402)	(19,033)	(17,631)
1YR Interest Rate Swap Pay USD Put	BOA	1Y	USD	4.48%	(5,962,000)	03/15/2027	(9,018)	(11,809)	(2,791)
2YR Interest Rate Swap Receive USD Call	DBF	1Y	USD	1.50%	(3,805,000)	06/23/2028	(2,112)	(1,862)	250
2YR Interest Rate Swap Receive USD Call	DBF	1Y	USD	1.50%	(3,803,000)	06/23/2028	(2,287)	(1,863)	424
CDX NA IG Series 46 Version 1 Index	GST	3M	USD	70.00%	(3,115,000)	09/16/2026	(1,146)	(1,042)	104
CDX NA IG Series 46 Version 1 Index	GST	3M	USD	70.00%	(3,112,000)	09/16/2026	(1,326)	(1,041)	285
CDX NA IG Series 46 Version 1 Index	GST	3M	USD	70.00%	(3,105,000)	09/16/2026	(1,584)	(1,038)	546
		Total Written Swaptions Contracts					$(102,828)	$(119,518)	$(16,690)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	275,000	03/28/2027	3M	DBF	1.00%	Mexico Government International Bonds	Buy	$(1,480)	$(1,942)	$(462)
USD	325,000	03/28/2027	3M	GST	1.00%	Mexico Government International Bonds	Buy	(2,101)	(2,295)	(194)
USD	300,000	03/15/2029	3M	BOA	5.00%	Navient Corp.	Buy	(6,343)	(8,364)	(2,021)
USD	150,000	02/02/2030	3M	DBF	1.00%	Philippines Government International Bonds	Buy	(2,518)	(2,253)	265
USD	396,000	02/02/2030	3M	BCY	1.00%	Philippines Government International Bonds	Buy	(4,778)	(5,949)	(1,171)
USD	105,000	03/15/2032	3M	JPM	1.00%	Discovery Global Holdings, Inc.	Sell	(8,070)	(8,800)	(730)
Total Bi-Lateral Credit Default Swaps								$(25,290)	$(29,603)	$(4,313)
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	1,286,000	06/20/2031	3M	ICE	1.00%	iTraxx Europe Senior Financials Series 45 Version 1 Index	Buy	$(16,812)	$(31,275)	$(14,463)
USD	1,665,000	06/20/2031	3M	ICE	5.00%	CDX NA HY Series 46 Version 1 Index	Buy	(132,950)	(133,004)	(54)
EUR	3,109,000	06/20/2031	3M	ICE	5.00%	iTraxx Europe Crossover Series 45 Version 1 Index	Buy	(353,198)	(375,981)	(22,783)
USD	8,985,000	06/20/2031	3M	ICE	1.00%	CDX NA IG Series 46 Version 1 Index	Buy	(198,547)	(195,271)	3,276
Total Centrally Cleared Credit Default Swaps								$(701,507)	$(735,531)	$(34,024)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	62,648,999	02/10/2027	1M	LCH	2.50%	Pay	12 Month EUR STR	$(5,379)	$(9,300)	$(3,921)
USD	2,115,000	06/16/2027	1M	LCH	2.77%	Receive	U.S. CPI Urban Consumers NSA	0	(6,752)	(6,752)
USD	123,526	09/16/2027	1Y	LCH	3.47%	Pay	12 Month USD SOFR	(526)	(816)	(290)
NZD	714,634	09/16/2027	6M	LCH	3.16%	Pay	6 Month NZD BBR FRA	(2,799)	(2,813)	(14)
PLN	160,242	12/16/2027	3M	LCH	4.51%	Receive	12 Month PLN WIBOR	0	(524)	(524)
EUR	250,677	12/16/2027	1Y	LCH	2.97%	Pay	12 Month EUR EURIBOR	508	(305)	(813)
HUF	424,882	12/16/2027	1Y	LCH	5.28%	Pay	12 Month HUF BUBOR	0	(858)	(858)
ILS	617,076	12/16/2027	1Y	LCH	3.35%	Receive	1 day ILS SHIR	0	(130)	(130)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SGD	720,999	12/16/2027	6M	LCH	1.64%	Receive	6 Month SGD SOR Telerate	$(7)	$(519)	$(512)
ILS	1,970,518	12/16/2027	1Y	LCH	3.37%	Receive	1 day ILS SHIR	(133)	(781)	(648)
ZAR	195,869	12/17/2027	3M	LCH	7.44%	Pay	3 Month ZAR JIBAR SAFEX	(33)	(204)	(171)
BRL	201,689	01/03/2028	1M	CME	14.70%	Receive	BRL CDI	0	(2,256)	(2,256)
GBP	11,329,416	05/15/2028	1M	LCH	4.07%	Receive	U.K. Retail Price Index	(178,071)	(73,891)	104,180
MXN	855,044	06/14/2028	1M	CME	7.25%	Pay	28 Day MXN TIIE Banxico	327	(750)	(1,077)
EUR	12,292,910	06/14/2028	1Y	LCH	2.53%	Pay	12 Month EUR STR	14,982	(42,256)	(57,238)
KRW	211,996	06/16/2028	3M	LCH	3.68%	Pay	3 Month KRW CD KSDA	6	(678)	(684)
PLN	224,852	06/16/2028	1Y	LCH	3.79%	Pay	12 Month PLN WIBOR	(54)	(1,058)	(1,004)
NZD	1,045,007	06/16/2028	6M	LCH	3.59%	Pay	6 Month NZD BBR FRA	(3,062)	(3,002)	60
ZAR	752,144	06/17/2028	3M	LCH	6.82%	Pay	3 Month ZAR JIBAR SAFEX	(59)	(5,088)	(5,029)
MXN	141,762	09/14/2028	1M	CME	7.77%	Receive	28 Day MXN TIIE Banxico	0	(865)	(865)
PLN	200,450	09/15/2028	1Y	LCH	4.17%	Pay	12 Month PLN WIBOR	0	(316)	(316)
HUF	715,512	09/15/2028	1Y	LCH	4.87%	Pay	12 Month HUF BUBOR	52	(3,526)	(3,578)
AUD	802,951	09/15/2028	3M	LCH	4.53%	Pay	6 Month AUD BBR BBSW	(690)	(185)	505
GBP	2,130,077	09/15/2028	1Y	LCH	4.06%	Pay	12 Month GBP WMBA SONIA Compound	(4,160)	(7,165)	(3,005)
USD	2,484,745	09/15/2028	1Y	LCH	4.03%	Pay	12 Month USD SOFR	(1,745)	(3,800)	(2,055)
SGD	85,769	09/16/2028	6M	LCH	1.51%	Pay	6 Month SGD SOR Telerate	0	(304)	(304)
INR	101,639	09/16/2028	6M	LCH	6.77%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(1,175)	(1,175)
INR	134,926	09/16/2028	6M	LCH	6.75%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(1,501)	(1,501)
CLP	140,679	09/16/2028	6M	CME	5.01%	Receive	6 Month CLP TNA ABIF	0	(304)	(304)
ZAR	150,106	09/16/2028	3M	LCH	7.54%	Receive	3 Month ZAR JIBAR SAFEX	0	(93)	(93)
ZAR	162,962	09/16/2028	3M	LCH	7.57%	Receive	3 Month ZAR JIBAR SAFEX	0	(181)	(181)
SGD	168,620	09/16/2028	6M	LCH	1.65%	Pay	6 Month SGD SOR Telerate	0	(124)	(124)
KRW	175,165	09/16/2028	3M	LCH	4.07%	Receive	3 Month KRW CD KSDA	0	(1,018)	(1,018)
COP	199,416	09/16/2028	3M	CME	11.66%	Receive	3 Month COP IBR OIS Compound	0	(1,659)	(1,659)
COP	231,179	09/16/2028	3M	CME	11.82%	Receive	3 Month COP IBR OIS Compound	0	(2,611)	(2,611)
COP	346,769	09/16/2028	3M	CME	11.84%	Receive	3 Month COP IBR OIS Compound	0	(4,085)	(4,085)
SEK	3,597,385	09/16/2028	1Y	LCH	2.34%	Pay	12 Month SEK STIBOR	(13,345)	(24,631)	(11,286)
PLN	479,094	12/15/2028	1Y	LCH	4.30%	Pay	12 Month PLN WIBOR	85	(233)	(318)
SGD	731,101	12/15/2028	6M	LCH	2.11%	Receive	6 Month SGD SOR Telerate	27	(765)	(792)
ZAR	748,710	12/15/2028	3M	LCH	7.45%	Pay	3 Month ZAR JIBAR SAFEX	(5)	(908)	(903)
ILS	1,465,047	12/15/2028	1Y	LCH	3.46%	Receive	1 day ILS SHIR	(99)	(1,661)	(1,562)
MYR	47,095	12/16/2028	3M	LCH	3.50%	Pay	3 Month MYR KLIBOR BNM	2	(116)	(118)
INR	238,836	12/16/2028	6M	LCH	6.31%	Receive	6 Month INR FBIL MIBOR OIS Compound	(29)	(248)	(219)
SGD	313,973	12/16/2028	6M	LCH	1.77%	Pay	6 Month SGD SOR Telerate	0	(114)	(114)
SGD	410,742	12/16/2028	6M	LCH	1.70%	Pay	6 Month SGD SOR Telerate	(2)	(711)	(709)
KRW	662,795	12/16/2028	3M	LCH	4.05%	Receive	3 Month KRW CD KSDA	(130)	(1,790)	(1,660)
HUF	818,817	12/16/2028	6M	LCH	5.51%	Receive	12 Month HUF BUBOR	(255)	(1,606)	(1,351)
COP	956,079	12/16/2028	3M	CME	11.35%	Receive	3 Month COP IBR OIS Compound	(285)	(5,644)	(5,359)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
ILS	1,402,529	12/16/2028	1Y	LCH	3.15%	Pay	1 day ILS SHIR	$0	$(4,452)	$(4,452)
BRL	128,500	01/02/2029	1M	CME	14.48%	Receive	BRL CDI	0	(1,167)	(1,167)
MXN	336,360	09/13/2029	1M	CME	7.38%	Pay	28 Day MXN TIIE Banxico	0	(3,133)	(3,133)
GBP	2,355,970	10/22/2029	1Y	LCH	3.56%	Pay	12 Month GBP WMBA SONIA Compound	(2,282)	(56,874)	(54,592)
USD	4,507,848	11/29/2029	1M	LCH	2.49%	Pay	U.S. CPI Urban Consumers NSA	(39,848)	(62,065)	(22,217)
MXN	333,468	12/12/2029	1M	CME	7.60%	Pay	28 Day MXN TIIE Banxico	0	(496)	(496)
MXN	368,791	12/12/2029	1M	CME	7.53%	Pay	28 Day MXN TIIE Banxico	0	(3,340)	(3,340)
BRL	95,474	01/02/2031	1M	CME	13.92%	Pay	BRL CDI	0	(988)	(988)
BRL	107,384	01/02/2031	1M	CME	14.22%	Pay	BRL CDI	0	(37)	(37)
CAD	1,399,962	03/15/2031	6M	LCH	2.72%	Pay	6 Month CAD CORRA	(17,598)	(21,058)	(3,460)
EUR	6,068,820	04/16/2031	1Y	LCH	2.75%	Pay	12 Month EUR STR	1,432	(12,968)	(14,400)
ZAR	272,822	06/20/2031	3M	LCH	7.87%	Pay	3 Month ZAR JIBAR SAFEX	0	(764)	(764)
ZAR	400,430	06/20/2031	3M	LCH	7.77%	Pay	3 Month ZAR JIBAR SAFEX	0	(1,694)	(1,694)
ZAR	404,320	06/20/2031	3M	LCH	8.00%	Pay	3 Month ZAR JIBAR SAFEX	0	(378)	(378)
ZAR	548,005	06/20/2031	3M	LCH	7.75%	Pay	3 Month ZAR JIBAR SAFEX	0	(2,503)	(2,503)
CLP	65,557	06/21/2031	6M	CME	5.14%	Pay	6 Month CLP TNA ABIF	0	(464)	(464)
CZK	153,993	06/21/2031	1Y	LCH	4.33%	Pay	12 Month CZK PRIBOR	(2)	(1,087)	(1,085)
SEK	2,138,463	06/21/2031	1Y	LCH	2.88%	Pay	12 Month SEK STIBOR	(4,123)	(9,700)	(5,577)
EUR	2,797,057	07/15/2031	1M	LCH	2.09%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	(9,372)	(11,652)	(2,280)
MXN	37,802	09/11/2031	1M	CME	7.84%	Pay	28 Day MXN TIIE Banxico	0	(374)	(374)
MXN	60,100	09/11/2031	1M	CME	7.79%	Pay	28 Day MXN TIIE Banxico	0	(719)	(719)
MXN	110,430	09/11/2031	1M	CME	7.74%	Pay	28 Day MXN TIIE Banxico	0	(1,547)	(1,547)
MXN	125,087	09/11/2031	1M	CME	7.70%	Pay	28 Day MXN TIIE Banxico	0	(1,945)	(1,945)
KRW	20,224	09/16/2031	3M	LCH	3.95%	Pay	3 Month KRW CD KSDA	0	(40)	(40)
HUF	32,003	09/16/2031	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(873)	(873)
KRW	32,432	09/16/2031	3M	LCH	3.61%	Pay	3 Month KRW CD KSDA	0	(584)	(584)
KRW	44,230	09/16/2031	3M	LCH	3.55%	Pay	3 Month KRW CD KSDA	0	(909)	(909)
KRW	46,669	09/16/2031	3M	LCH	3.56%	Pay	3 Month KRW CD KSDA	0	(942)	(942)
HUF	50,109	09/16/2031	6M	LCH	5.95%	Receive	12 Month HUF BUBOR	0	(1,398)	(1,398)
CAD	51,182	09/16/2031	6M	LCH	2.88%	Pay	6 Month CAD CORRA	(392)	(639)	(247)
INR	64,877	09/16/2031	6M	LCH	6.21%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	(563)	(563)
JPY	153,583	09/16/2031	1Y	LCH	1.88%	Pay	12 Month JPY TONA	(699)	(2,051)	(1,352)
HUF	174,949	09/16/2031	1Y	LCH	4.71%	Pay	12 Month HUF BUBOR	0	(4,275)	(4,275)
HUF	232,822	09/16/2031	1Y	LCH	5.10%	Pay	12 Month HUF BUBOR	0	(1,762)	(1,762)
HUF	251,133	09/16/2031	1Y	LCH	4.70%	Pay	12 Month HUF BUBOR	0	(6,134)	(6,134)
COP	319,930	09/16/2031	3M	CME	10.79%	Receive	3 Month COP IBR OIS Compound	0	(5,197)	(5,197)
AUD	498,181	09/16/2031	6M	LCH	4.84%	Pay	6 Month AUD BBR BBSW	(2,393)	(62)	2,331
NZD	938,302	09/16/2031	6M	LCH	3.97%	Pay	6 Month NZD BBR FRA	(6,553)	(4,002)	2,551
HUF	1,013,986	09/16/2031	1Y	LCH	5.07%	Pay	12 Month HUF BUBOR	0	(8,841)	(8,841)
EUR	3,759,725	09/16/2031	1Y	LCH	2.81%	Pay	12 Month EUR EURIBOR	(91)	(49,780)	(49,689)
MYR	39,995	09/17/2031	3M	LCH	3.55%	Pay	3 Month MYR KLIBOR BNM	0	(280)	(280)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
ZAR	1,135,724	09/18/2031	3M	LCH	7.69%	Pay	3 Month ZAR JIBAR SAFEX	$0	$(4,844)	$(4,844)
ZAR	470,055	09/19/2031	3M	LCH	7.70%	Pay	3 Month ZAR JIBAR SAFEX	0	(2,978)	(2,978)
CLP	26,485	09/20/2031	6M	CME	5.20%	Pay	6 Month CLP TNA ABIF	0	(170)	(170)
CLP	26,488	09/20/2031	6M	CME	5.18%	Pay	6 Month CLP TNA ABIF	0	(183)	(183)
ILS	45,818	09/20/2031	1Y	LCH	3.20%	Pay	1 day ILS SHIR	24	(389)	(413)
CLP	52,978	09/20/2031	6M	CME	5.18%	Pay	6 Month CLP TNA ABIF	0	(367)	(367)
CLP	53,048	09/20/2031	6M	CME	5.20%	Pay	6 Month CLP TNA ABIF	0	(338)	(338)
MYR	57,201	09/20/2031	3M	LCH	3.53%	Pay	3 Month MYR KLIBOR BNM	0	(364)	(364)
CLP	59,420	09/20/2031	6M	CME	4.94%	Pay	6 Month CLP TNA ABIF	0	(786)	(786)
MYR	68,913	09/20/2031	3M	LCH	3.54%	Pay	3 Month MYR KLIBOR BNM	0	(418)	(418)
KRW	80,512	09/20/2031	3M	LCH	3.94%	Pay	3 Month KRW CD KSDA	0	(451)	(451)
CLP	95,379	09/20/2031	6M	CME	4.95%	Pay	6 Month CLP TNA ABIF	0	(1,236)	(1,236)
KRW	148,473	09/20/2031	3M	LCH	3.68%	Pay	3 Month KRW CD KSDA	0	(1,881)	(1,881)
CLP	179,781	09/20/2031	6M	CME	4.93%	Pay	6 Month CLP TNA ABIF	0	(2,380)	(2,380)
AUD	243,601	09/20/2031	3M	LCH	4.66%	Receive	6 Month AUD BBR BBSW	(8)	(235)	(227)
GBP	501,913	09/20/2031	1Y	LCH	4.16%	Pay	12 Month GBP WMBA SONIA Compound	(2,316)	(3,925)	(1,609)
NZD	659,811	09/20/2031	3M	LCH	4.31%	Receive	6 Month NZD BBR FRA	856	(212)	(1,068)
MXN	334,037	12/10/2031	1M	CME	8.08%	Pay	28 Day MXN TIIE Banxico	12	(1,478)	(1,490)
CNY	25,402	12/16/2031	3M	LCH	1.48%	Receive	3 Month CNY CNREPOFIX	0	(8)	(8)
EUR	37,761	12/16/2031	1Y	LCH	2.97%	Pay	12 Month EUR EURIBOR	(203)	(268)	(65)
ILS	192,160	12/16/2031	1Y	LCH	3.49%	Receive	1 day ILS SHIR	0	(213)	(213)
HUF	194,180	12/16/2031	6M	LCH	5.29%	Receive	12 Month HUF BUBOR	(141)	(381)	(240)
SGD	200,303	12/16/2031	6M	LCH	2.02%	Pay	6 Month SGD SOR Telerate	1	(1,004)	(1,005)
HKD	210,741	12/16/2031	3M	LCH	3.66%	Receive	3 Month HKD HIBOR	0	(79)	(79)
PLN	223,499	12/16/2031	6M	LCH	4.49%	Receive	12 Month PLN WIBOR	0	(327)	(327)
HUF	232,229	12/16/2031	1Y	LCH	5.05%	Pay	12 Month HUF BUBOR	0	(1,967)	(1,967)
HUF	232,511	12/16/2031	1Y	LCH	5.02%	Pay	12 Month HUF BUBOR	0	(2,218)	(2,218)
HUF	232,511	12/16/2031	1Y	LCH	5.08%	Pay	12 Month HUF BUBOR	0	(1,673)	(1,673)
CZK	322,635	12/16/2031	6M	LCH	4.69%	Receive	12 Month CZK PRIBOR	14	(1,773)	(1,787)
PLN	352,913	12/16/2031	1Y	LCH	4.37%	Pay	12 Month PLN WIBOR	222	(1,344)	(1,566)
COP	385,505	12/16/2031	3M	CME	10.54%	Receive	3 Month COP IBR OIS Compound	(230)	(3,681)	(3,451)
ILS	501,105	12/16/2031	1Y	LCH	3.56%	Receive	1 day ILS SHIR	(146)	(1,955)	(1,809)
SEK	1,072,168	12/16/2031	1Y	LCH	2.78%	Pay	12 Month SEK STIBOR	(645)	(9,245)	(8,600)
MYR	94,234	12/20/2031	3M	LCH	3.79%	Pay	3 Month MYR KLIBOR BNM	2	(25)	(27)
INR	117,704	12/20/2031	6M	LCH	6.82%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(370)	(370)
INR	212,902	12/20/2031	6M	LCH	6.71%	Receive	6 Month INR FBIL MIBOR OIS Compound	(72)	(152)	(80)
ZAR	235,444	12/20/2031	3M	LCH	7.98%	Pay	3 Month ZAR JIBAR SAFEX	0	(356)	(356)
ZAR	344,253	12/20/2031	3M	LCH	7.88%	Pay	3 Month ZAR JIBAR SAFEX	3	(1,344)	(1,347)
CLP	525,806	12/20/2031	6M	CME	5.43%	Pay	6 Month CLP TNA ABIF	(124)	(886)	(762)
GBP	348,618	07/31/2033	1Y	LCH	4.44%	Pay	12 Month GBP WMBA SONIA Compound	497	(783)	(1,280)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	2,391,394	08/15/2035	1Y	LCH	2.76%	Pay	12 Month EUR STR	$(2,148)	$(39,172)	$(37,024)
EUR	5,247,932	08/15/2035	1Y	LCH	2.75%	Pay	12 Month EUR STR	(16,258)	(90,200)	(73,942)
GBP	1,550,687	10/22/2035	1Y	LCH	4.03%	Pay	12 Month GBP WMBA SONIA Compound	(5,230)	(63,316)	(58,086)
EUR	1,908,733	12/12/2035	1Y	LCH	2.88%	Pay	12 Month EUR STR	3,591	(9,888)	(13,479)
EUR	2,065,835	12/12/2035	1Y	LCH	3.03%	Pay	12 Month EUR EURIBOR	(1,352)	(22,140)	(20,788)
EUR	805,391	12/18/2035	1Y	LCH	3.09%	Pay	12 Month EUR EURIBOR	(6,249)	(9,094)	(2,845)
GBP	1,636,338	03/19/2036	1Y	LCH	4.63%	Pay	12 Month GBP WMBA SONIA Compound	(9,814)	(16,642)	(6,828)
HUF	36,549	06/18/2036	6M	LCH	7.04%	Receive	12 Month HUF BUBOR	0	(2,614)	(2,614)
HUF	122,227	06/18/2036	6M	LCH	7.04%	Receive	12 Month HUF BUBOR	0	(8,743)	(8,743)
EUR	3,255,471	07/15/2036	1Y	LCH	3.33%	Pay	12 Month EUR EURIBOR	(3,643)	(11,897)	(8,254)
EUR	7,744,245	07/30/2036	1Y	LCH	3.28%	Pay	12 Month EUR EURIBOR	1,651	(29,999)	(31,650)
EUR	3,824,970	07/31/2036	1Y	LCH	3.15%	Pay	12 Month EUR STR	352	(13,561)	(13,913)
MXN	54,687	09/04/2036	1M	CME	8.31%	Pay	28 Day MXN TIIE Banxico	0	(944)	(944)
HUF	8,795	09/16/2036	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(502)	(502)
HUF	12,158	09/16/2036	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(695)	(695)
HUF	24,953	09/16/2036	6M	LCH	5.93%	Receive	12 Month HUF BUBOR	0	(1,416)	(1,416)
HUF	25,459	09/16/2036	6M	LCH	5.92%	Receive	12 Month HUF BUBOR	0	(1,425)	(1,425)
HUF	30,298	09/16/2036	6M	LCH	5.95%	Receive	12 Month HUF BUBOR	0	(1,769)	(1,769)
JPY	35,540	09/16/2036	1Y	LCH	2.09%	Pay	12 Month JPY TONA	(211)	(2,061)	(1,850)
CLP	35,704	09/16/2036	6M	CME	5.27%	Pay	6 Month CLP TNA ABIF	0	(880)	(880)
ZAR	42,155	09/16/2036	3M	LCH	8.28%	Pay	3 Month ZAR JIBAR SAFEX	0	(183)	(183)
ILS	43,542	09/16/2036	1Y	LCH	3.49%	Pay	1 day ILS SHIR	0	(909)	(909)
HUF	44,214	09/16/2036	6M	LCH	5.93%	Receive	12 Month HUF BUBOR	0	(2,508)	(2,508)
CZK	56,484	09/16/2036	1Y	LCH	4.47%	Pay	12 Month CZK PRIBOR	0	(873)	(873)
ILS	65,691	09/16/2036	1Y	LCH	3.44%	Pay	1 day ILS SHIR	0	(1,601)	(1,601)
CZK	70,755	09/16/2036	1Y	LCH	4.38%	Pay	12 Month CZK PRIBOR	0	(1,594)	(1,594)
HUF	76,989	09/16/2036	6M	LCH	6.07%	Receive	12 Month HUF BUBOR	0	(5,182)	(5,182)
CZK	94,583	09/16/2036	1Y	LCH	4.22%	Pay	12 Month CZK PRIBOR	0	(3,387)	(3,387)
CAD	209,716	09/16/2036	6M	LCH	3.22%	Pay	6 Month CAD CORRA	(2,067)	(3,945)	(1,878)
EUR	214,153	09/16/2036	1Y	LCH	3.03%	Pay	12 Month EUR EURIBOR	(1,605)	(4,112)	(2,507)
GBP	225,474	09/16/2036	1Y	LCH	4.25%	Pay	12 Month GBP WMBA SONIA Compound	(6,806)	(7,156)	(350)
NOK	380,304	09/16/2036	1Y	LCH	4.31%	Pay	12 Month NOK NIBOR	(2,539)	(6,159)	(3,620)
EUR	1,070,955	09/16/2036	1Y	LCH	3.00%	Pay	12 Month EUR EURIBOR	700	(23,300)	(24,000)
NZD	1,540,031	09/16/2036	6M	LCH	4.31%	Pay	6 Month NZD BBR FRA	(19,154)	(11,779)	7,375
USD	2,263,040	09/16/2036	1Y	LCH	3.78%	Pay	12 Month USD SOFR	(59,040)	(99,578)	(40,538)
CLP	44,307	09/17/2036	6M	CME	5.62%	Pay	6 Month CLP TNA ABIF	0	(683)	(683)
PLN	44,717	09/17/2036	1Y	LCH	5.04%	Pay	12 Month PLN WIBOR	0	(216)	(216)
HUF	55,906	09/17/2036	6M	LCH	6.13%	Receive	12 Month HUF BUBOR	0	(2,023)	(2,023)
CLP	86,904	09/17/2036	6M	CME	5.73%	Pay	6 Month CLP TNA ABIF	0	(1,019)	(1,019)
CLP	94,463	09/17/2036	6M	CME	5.61%	Pay	6 Month CLP TNA ABIF	0	(1,509)	(1,509)
MYR	109,100	09/17/2036	3M	LCH	4.09%	Pay	3 Month MYR KLIBOR BNM	0	(42)	(42)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HUF	119,734	09/17/2036	6M	LCH	6.54%	Receive	12 Month HUF BUBOR	$0	$(6,141)	$(6,141)
COP	124,888	09/17/2036	3M	CME	10.39%	Receive	3 Month COP IBR OIS Compound	0	(925)	(925)
CLP	147,522	09/17/2036	6M	CME	5.77%	Pay	6 Month CLP TNA ABIF	0	(1,577)	(1,577)
CLP	155,013	09/17/2036	6M	CME	5.62%	Pay	6 Month CLP TNA ABIF	0	(2,410)	(2,410)
COP	258,672	09/17/2036	3M	CME	10.38%	Receive	3 Month COP IBR OIS Compound	0	(1,824)	(1,824)
AUD	2,222,600	09/17/2036	6M	LCH	5.22%	Pay	6 Month AUD BBR BBSW	(7,319)	(12,671)	(5,352)
MXN	185,612	12/03/2036	1M	CME	8.41%	Pay	28 Day MXN TIIE Banxico	(2)	(3,005)	(3,003)
MXN	350,015	12/03/2036	1M	CME	8.49%	Pay	28 Day MXN TIIE Banxico	13	(3,703)	(3,716)
CZK	11,193	12/16/2036	1Y	LCH	4.53%	Pay	12 Month CZK PRIBOR	0	(137)	(137)
ILS	22,607	12/16/2036	1Y	LCH	3.52%	Pay	1 day ILS SHIR	0	(472)	(472)
CZK	30,408	12/16/2036	1Y	LCH	4.47%	Pay	12 Month CZK PRIBOR	0	(521)	(521)
ILS	59,677	12/16/2036	1Y	LCH	3.49%	Pay	1 day ILS SHIR	0	(1,387)	(1,387)
CZK	83,602	12/16/2036	1Y	LCH	4.56%	Pay	12 Month CZK PRIBOR	0	(835)	(835)
EUR	97,028	12/16/2036	1Y	LCH	3.25%	Pay	12 Month EUR EURIBOR	(43)	(225)	(182)
CZK	98,074	12/16/2036	1Y	LCH	4.68%	Pay	12 Month CZK PRIBOR	0	(16)	(16)
THB	103,186	12/16/2036	3M	LCH	2.27%	Receive	3 Month THB BIBOR	(1)	(427)	(426)
ILS	108,634	12/16/2036	1Y	LCH	3.47%	Pay	1 day ILS SHIR	0	(2,677)	(2,677)
SGD	125,522	12/16/2036	6M	LCH	2.43%	Receive	6 Month SGD SOR Telerate	62	(655)	(717)
CLP	130,854	12/16/2036	6M	CME	5.41%	Pay	6 Month CLP TNA ABIF	(19)	(2,269)	(2,250)
AUD	193,102	12/16/2036	6M	LCH	5.03%	Pay	6 Month AUD BBR BBSW	(1,067)	(1,073)	(6)
HUF	242,762	12/16/2036	6M	LCH	5.18%	Receive	12 Month HUF BUBOR	(363)	(308)	55
CLP	253,327	12/16/2036	6M	CME	5.56%	Pay	6 Month CLP TNA ABIF	(170)	(1,631)	(1,461)
KRW	445,190	12/16/2036	3M	LCH	4.18%	Receive	3 Month KRW CD KSDA	177	(1,366)	(1,543)
KRW	676,581	12/16/2036	3M	LCH	4.25%	Receive	3 Month KRW CD KSDA	(412)	(5,786)	(5,374)
ZAR	76,222	12/17/2036	3M	LCH	8.89%	Pay	3 Month ZAR JIBAR SAFEX	0	(793)	(793)
SGD	80,572	12/17/2036	6M	LCH	2.68%	Receive	6 Month SGD SOR Telerate	30	(72)	(102)
MYR	97,187	12/17/2036	3M	LCH	4.06%	Pay	3 Month MYR KLIBOR BNM	(14)	(253)	(239)
KRW	110,979	12/17/2036	3M	LCH	4.32%	Receive	3 Month KRW CD KSDA	(27)	(277)	(250)
ZAR	129,368	12/17/2036	3M	LCH	8.25%	Pay	3 Month ZAR JIBAR SAFEX	(26)	(1,380)	(1,354)
ZAR	182,432	12/17/2036	3M	LCH	8.33%	Pay	3 Month ZAR JIBAR SAFEX	0	(1,021)	(1,021)
ZAR	233,279	12/17/2036	3M	LCH	8.19%	Pay	3 Month ZAR JIBAR SAFEX	85	(3,341)	(3,426)
PLN	349,038	12/17/2036	1Y	LCH	5.10%	Pay	12 Month PLN WIBOR	150	(1,631)	(1,781)
SEK	487,652	12/17/2036	1Y	LCH	3.25%	Pay	12 Month SEK STIBOR	(1,762)	(3,728)	(1,966)
CLP	490,901	12/17/2036	6M	CME	5.98%	Pay	6 Month CLP TNA ABIF	(105)	(2,438)	(2,333)
ZAR	667,652	12/17/2036	3M	LCH	9.12%	Pay	3 Month ZAR JIBAR SAFEX	(39)	(2,914)	(2,875)
EUR	1,658,203	10/30/2037	1Y	LCH	3.00%	Pay	12 Month EUR EURIBOR	6,212	(28,701)	(34,913)
GBP	8,338,746	01/31/2039	1Y	LCH	4.75%	Pay	12 Month GBP WMBA SONIA Compound	46,439	(26,333)	(72,772)
GBP	1,231,518	01/31/2040	1Y	LCH	4.19%	Pay	12 Month GBP WMBA SONIA Compound	(15,117)	(73,139)	(58,022)
GBP	194,369	10/22/2041	1Y	LCH	4.84%	Pay	12 Month GBP WMBA SONIA Compound	330	(833)	(1,163)
EUR	5,864,103	01/30/2046	1Y	LCH	3.50%	Pay	12 Month EUR STR	(755)	(31,768)	(31,013)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	9,533,225	01/09/2056	6M	LCH	3.22%	Receive	12 Month EUR EURIBOR	$(65,333)	$(72,800)	$(7,467)
EUR	9,561,765	01/09/2056	1Y	LCH	3.09%	Pay	12 Month EUR STR	5,578	(11,801)	(17,379)
Total Centrally Cleared Interest Rate Swaps								$(442,374)	$(1,379,724)	$(937,350)
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(1,429)	05/05/2028	1M	JPM	1 day AUD AONIA	REA Group Ltd.	$0	$(133)	$(133)
AUD	(8,649)	05/15/2033	1M	MSI	1 day AUD AONIA	REA Group Ltd.	0	(709)	(709)
AUD	(20,246)	05/20/2033	1M	GST	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(1,395)	(1,395)
AUD	(80,697)	05/15/2033	1M	MSI	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(8,364)	(8,364)
AUD	(53,843)	05/05/2028	1M	JPM	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(9,547)	(9,547)
HKD	(8,526)	05/15/2033	1M	MSI	1 day HKD HONIA	Tencent Holdings Ltd.	0	(70)	(70)
HKD	(1,498)	05/05/2028	1M	JPM	1 day HKD HONIA	Tencent Holdings Ltd.	0	(86)	(86)
HKD	(10,214)	05/05/2028	1M	JPM	1 day HKD HONIA	ZTE Corp.	0	(844)	(844)
HKD	(43,144)	05/15/2033	1M	MSI	1 day HKD HONIA	NIO, Inc.	0	(872)	(872)
HKD	(17,758)	05/20/2033	1M	GST	1 day HKD HONIA	ZTE Corp.	0	(1,123)	(1,123)
HKD	(57,066)	05/15/2033	1M	MSI	1 day HKD HONIA	NetEase, Inc.	0	(1,783)	(1,783)
HKD	(19,121)	05/05/2028	1M	JPM	1 day HKD HONIA	Lenovo Group Ltd.	0	(1,832)	(1,832)
HKD	(38,006)	05/15/2033	1M	MSI	1 day HKD HONIA	Lenovo Group Ltd.	0	(2,326)	(2,326)
HKD	(54,471)	05/15/2033	1M	MSI	1 day HKD HONIA	Aluminum Corp. of China Ltd.	0	(3,783)	(3,783)
HKD	(64,917)	05/15/2033	1M	MSI	1 day HKD HONIA	Harbin Electric Co., Ltd.	0	(6,916)	(6,916)
HKD	(314,894)	05/15/2033	1M	MSI	1 day HKD HONIA	China H Banks	0	(27,551)	(27,551)
ILS	(11,070)	05/20/2033	1M	GST	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	(168)	(168)
ILS	(6,203)	05/05/2028	1M	JPM	1 day ILS SHIR	Israel Discount Bank Ltd.	0	(259)	(259)
ILS	(46,077)	05/20/2033	1M	GST	1 day ILS SHIR	Israel Discount Bank Ltd.	0	(551)	(551)
ILS	(5,916)	05/05/2028	1M	JPM	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	(596)	(596)
ILS	(239,511)	05/15/2033	1M	MSI	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	(2,834)	(2,834)
USD	(348)	05/20/2033	1M	GST	1 day USD OBFR	Global Unichip Corp.	0	(1)	(1)
USD	98	05/20/2033	1M	GST	1 day USD OBFR	Thomson Reuters Corp.	0	(2)	(2)
USD	(1,858)	05/20/2033	1M	GST	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(3)	(3)
USD	(907)	05/05/2028	1M	JPM	1 day USD OBFR	Gilead Sciences, Inc.	0	(4)	(4)
USD	(575)	05/05/2028	1M	JPM	1 day USD OBFR	Advanced Energy Industries, Inc.	0	(4)	(4)
USD	(17,305)	05/20/2033	1M	GST	1 day USD OBFR	Intuitive Surgical, Inc.	0	(8)	(8)
USD	(3,645)	05/15/2033	1M	MSI	1 day USD OBFR	NOV, Inc.	0	(8)	(8)
USD	(2,963)	05/15/2033	1M	MSI	1 day USD OBFR	Accenture PLC	0	(24)	(24)
USD	(56,569)	05/05/2028	1M	JPM	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	(26)	(26)
USD	(556)	12/10/2029	1M	CBK	1 day USD OBFR	Verisk Analytics, Inc.	0	(28)	(28)
USD	(15,867)	05/15/2033	1M	MSI	1 day USD OBFR	AURAS Technology Co., Ltd.	0	(43)	(43)
USD	(13,304)	05/05/2028	1M	JPM	1 day USD OBFR	Costco Wholesale Corp.	0	(44)	(44)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(578)	05/15/2033	1M	MSI	1 day USD OBFR	ExxonMobil Holdings Corp.	$0	$(44)	$(44)
USD	(6,806)	05/15/2033	1M	MSI	1 day USD OBFR	RPM International, Inc.	0	(46)	(46)
USD	(1,205)	05/20/2033	1M	GST	1 day USD OBFR	TransDigm Group, Inc.	0	(50)	(50)
USD	(12,353)	05/20/2033	1M	GST	1 day USD OBFR	Jade Biosciences, Inc.	0	(50)	(50)
USD	(7,663)	05/15/2033	1M	MSI	1 day USD OBFR	Deere & Co.	0	(53)	(53)
USD	(32,391)	05/20/2033	1M	GST	1 day USD OBFR	Vericel Corp.	0	(56)	(56)
USD	(870)	05/15/2033	1M	MSI	1 day USD OBFR	Astera Labs, Inc.	0	(64)	(64)
USD	(5,685)	05/20/2033	1M	GST	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(66)	(66)
USD	(7,525)	05/20/2033	1M	GST	1 day USD OBFR	Olema Pharmaceuticals, Inc.	0	(66)	(66)
USD	(6,870)	05/20/2033	1M	GST	1 day USD OBFR	Sea Ltd.	0	(68)	(68)
USD	(4,413)	05/05/2028	1M	JPM	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(69)	(69)
USD	(3,545)	05/20/2033	1M	GST	1 day USD OBFR	Curtiss-Wright Corp.	0	(75)	(75)
USD	(7,972)	05/05/2028	1M	JPM	1 day USD OBFR	Campbell's Co.	0	(78)	(78)
USD	(7,440)	05/15/2033	1M	MSI	1 day USD OBFR	Hewlett Packard Enterprise Co.	0	(80)	(80)
USD	(9,583)	05/20/2033	1M	GST	1 day USD OBFR	FormFactor, Inc.	0	(81)	(81)
USD	(3,459)	05/15/2033	1M	MSI	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(81)	(81)
USD	(3,823)	05/15/2033	1M	MSI	1 day USD OBFR	Cloudflare, Inc.	0	(83)	(83)
USD	(8,059)	05/15/2033	1M	MSI	1 day USD OBFR	Kumho Petrochemical Co., Ltd.	0	(90)	(90)
USD	(16,646)	05/15/2033	1M	MSI	1 day USD OBFR	Equifax, Inc.	0	(98)	(98)
USD	(10,710)	05/05/2028	1M	JPM	1 day USD OBFR	Inventec Corp.	0	(99)	(99)
USD	(11,080)	05/15/2033	1M	MSI	1 day USD OBFR	International Business Machines Corp.	0	(103)	(103)
USD	(10,567)	05/05/2028	1M	JPM	1 day USD OBFR	Darden Restaurants, Inc.	0	(103)	(103)
USD	(7,294)	05/15/2033	1M	MSI	1 day USD OBFR	Verisk Analytics, Inc.	0	(111)	(111)
USD	(4,414)	05/20/2033	1M	GST	1 day USD OBFR	Medtronic PLC	0	(111)	(111)
USD	(52)	05/15/2033	1M	MSI	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(112)	(112)
USD	(30,605)	05/05/2028	1M	JPM	1 day USD OBFR	Equifax, Inc.	0	(121)	(121)
USD	(3,993)	05/05/2028	1M	JPM	1 day USD OBFR	ServiceNow, Inc.	0	(122)	(122)
USD	(18,015)	05/20/2033	1M	GST	1 day USD OBFR	Logitech International SA	0	(124)	(124)
USD	(3,052)	05/20/2033	1M	GST	1 day USD OBFR	Shift4 Payments, Inc.	0	(128)	(128)
USD	(10,157)	05/20/2033	1M	GST	1 day USD OBFR	TE Connectivity PLC	0	(128)	(128)
USD	(53,317)	05/05/2028	1M	JPM	1 day USD OBFR	General Mills, Inc.	0	(129)	(129)
USD	(10,231)	05/05/2028	1M	JPM	1 day USD OBFR	Floor & Decor Holdings, Inc.	0	(131)	(131)
USD	(845)	05/20/2033	1M	GST	1 day USD OBFR	LandMark Optoelectronics Corp.	0	(133)	(133)
USD	(13,655)	05/15/2033	1M	MSI	1 day USD OBFR	TransDigm Group, Inc.	0	(143)	(143)
USD	(20,265)	05/15/2033	1M	MSI	1 day USD OBFR	Air Products & Chemicals, Inc.	0	(146)	(146)
USD	(2,316)	05/05/2028	1M	JPM	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	(147)	(147)
USD	(2,744)	05/20/2033	1M	GST	1 day USD OBFR	RPM International, Inc.	0	(147)	(147)
USD	(6,266)	05/20/2033	1M	GST	1 day USD OBFR	Cloudflare, Inc.	0	(151)	(151)
USD	(21,504)	05/20/2033	1M	GST	1 day USD OBFR	Caris Life Sciences, Inc.	0	(152)	(152)
USD	(1,273)	05/05/2028	1M	JPM	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(153)	(153)
USD	(25,001)	05/20/2033	1M	GST	1 day USD OBFR	AT&T, Inc.	0	(158)	(158)
USD	(4,978)	05/05/2028	1M	JPM	1 day USD OBFR	Zoetis, Inc.	0	(158)	(158)
USD	(3,400)	05/20/2033	1M	GST	1 day USD OBFR	Ford Motor Co.	0	(168)	(168)
USD	(17,985)	05/20/2033	1M	GST	1 day USD OBFR	Schrodinger, Inc.	0	(168)	(168)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(4,507)	05/05/2028	1M	JPM	1 day USD OBFR	Verisk Analytics, Inc.	$0	$(169)	$(169)
USD	(8,281)	05/20/2033	1M	GST	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	(172)	(172)
USD	(3,157)	05/15/2033	1M	MSI	1 day USD OBFR	Quanta Services, Inc.	0	(180)	(180)
USD	(12,569)	05/15/2033	1M	MSI	1 day USD OBFR	Super Micro Computer, Inc.	0	(182)	(182)
USD	(7,834)	05/20/2033	1M	GST	1 day USD OBFR	Paychex, Inc.	0	(192)	(192)
USD	(239,558)	05/20/2033	1M	GST	1 day USD OBFR	Restaurant Brands International, Inc.	0	(193)	(193)
USD	(3,656)	05/15/2033	1M	MSI	1 day USD OBFR	General Dynamics Corp.	0	(194)	(194)
USD	(3,528)	05/15/2033	1M	MSI	1 day USD OBFR	Illinois Tool Works, Inc.	0	(202)	(202)
USD	(27,125)	05/20/2033	1M	GST	1 day USD OBFR	Travere Therapeutics, Inc.	0	(205)	(205)
USD	(11,615)	05/15/2033	1M	MSI	1 day USD OBFR	Constellation Energy Corp.	0	(209)	(209)
USD	(9,676)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Transfer LP	0	(219)	(219)
USD	(3,477)	05/05/2028	1M	JPM	1 day USD OBFR	Allstate Corp.	0	(220)	(220)
USD	(5,256)	05/15/2033	1M	MSI	1 day USD OBFR	Conagra Brands, Inc.	0	(222)	(222)
USD	(64,622)	05/05/2028	1M	JPM	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	(235)	(235)
USD	(10,730)	05/15/2033	1M	MSI	1 day USD OBFR	Dow, Inc.	0	(235)	(235)
USD	(4,579)	05/05/2028	1M	JPM	1 day USD OBFR	Logitech International SA	0	(237)	(237)
USD	(6,467)	05/15/2033	1M	MSI	1 day USD OBFR	Rockwell Automation, Inc.	0	(254)	(254)
USD	(8,420)	05/20/2033	1M	GST	1 day USD OBFR	Advanced Energy Industries, Inc.	0	(266)	(266)
USD	(8,419)	05/20/2033	1M	GST	1 day USD OBFR	Plains GP Holdings LP	0	(270)	(270)
USD	(5,139)	05/15/2033	1M	MSI	1 day USD OBFR	W&T Offshore, Inc.	0	(271)	(271)
USD	(15,470)	05/20/2033	1M	GST	1 day USD OBFR	PharmaEssentia Corp.	0	(273)	(273)
USD	38,991	05/05/2028	1M	JPM	1 day USD OBFR	Shake Shack, Inc.	0	(274)	(274)
USD	(6,642)	05/20/2033	1M	GST	1 day USD OBFR	Pacira BioSciences, Inc.	0	(278)	(278)
USD	(15,843)	05/05/2028	1M	JPM	1 day USD OBFR	Cisco Systems, Inc.	0	(279)	(279)
USD	(10,495)	05/20/2033	1M	GST	1 day USD OBFR	Landbridge Co. LLC	0	(281)	(281)
USD	(12,789)	05/20/2033	1M	GST	1 day USD OBFR	Ardent Health, Inc.	0	(282)	(282)
USD	(11,435)	05/15/2033	1M	MSI	1 day USD OBFR	Parker-Hannifin Corp.	0	(283)	(283)
USD	(7,536)	05/20/2033	1M	GST	1 day USD OBFR	iShares U.S. Medical Devices ETF	0	(288)	(288)
USD	(7,655)	05/05/2028	1M	JPM	1 day USD OBFR	Vitesse Energy, Inc.	0	(301)	(301)
USD	(2,910)	05/05/2028	1M	JPM	1 day USD OBFR	Kyndryl Holdings, Inc.	0	(301)	(301)
USD	(91,048)	05/20/2033	1M	GST	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	(313)	(313)
USD	(6,397)	05/20/2033	1M	GST	1 day USD OBFR	Pegatron Corp.	0	(317)	(317)
USD	(10,654)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Metals & Mining ETF	0	(317)	(317)
USD	(45,239)	05/20/2033	1M	GST	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(319)	(319)
USD	(28,905)	05/20/2033	1M	GST	1 day USD OBFR	McDonald's Corp.	0	(324)	(324)
USD	(3,369)	05/05/2028	1M	JPM	1 day USD OBFR	First Abu Dhabi Bank PJSC	0	(325)	(325)
USD	(19,989)	05/20/2033	1M	GST	1 day USD OBFR	Praxis Precision Medicines, Inc.	0	(328)	(328)
USD	(4,655)	05/20/2033	1M	GST	1 day USD OBFR	Gartner, Inc.	0	(329)	(329)
USD	(52,128)	05/15/2033	1M	MSI	1 day USD OBFR	Alcon AG	0	(335)	(335)
USD	(13,352)	05/20/2033	1M	GST	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	(350)	(350)
USD	(2,926)	05/20/2033	1M	GST	1 day USD OBFR	DXC Technology Co.	0	(356)	(356)
USD	(23,821)	05/15/2033	1M	MSI	1 day USD OBFR	InterContinental Hotels Group PLC	0	(359)	(359)
USD	(6,095)	05/05/2028	1M	JPM	1 day USD OBFR	Invesco Ltd.	0	(388)	(388)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(3,189)	05/15/2033	1M	MSI	1 day USD OBFR	Sony Group Corp.	$0	$(393)	$(393)
USD	(26,536)	05/15/2033	1M	MSI	1 day USD OBFR	Pebblebrook Hotel Trust	0	(395)	(395)
USD	(38,763)	05/20/2033	1M	GST	1 day USD OBFR	Medline, Inc.	0	(399)	(399)
USD	(14,479)	05/20/2033	1M	GST	1 day USD OBFR	Pfizer, Inc.	0	(404)	(404)
USD	(10,289)	05/05/2028	1M	JPM	1 day USD OBFR	TJX Cos., Inc.	0	(410)	(410)
USD	(19,266)	05/20/2033	1M	GST	1 day USD OBFR	CRISPR Therapeutics AG	0	(410)	(410)
USD	(8,151)	05/15/2033	1M	MSI	1 day USD OBFR	LyondellBasell Industries NV	0	(416)	(416)
USD	(22,459)	05/20/2033	1M	GST	1 day USD OBFR	Costco Wholesale Corp.	0	(421)	(421)
USD	(10,502)	05/15/2033	1M	MSI	1 day USD OBFR	Jacobs Solutions, Inc.	0	(427)	(427)
USD	(34,150)	05/20/2033	1M	GST	1 day USD OBFR	Teradata Corp.	0	(435)	(435)
USD	(9,972)	05/15/2033	1M	MSI	1 day USD OBFR	Wiwynn Corp.	0	(439)	(439)
USD	(7,150)	05/20/2033	1M	GST	1 day USD OBFR	ResMed, Inc.	0	(445)	(445)
USD	(208,986)	05/15/2033	1M	MSI	1 day USD OBFR	U.S. Bancorp	0	(459)	(459)
USD	(10,088)	05/15/2033	1M	MSI	1 day USD OBFR	Jentech Precision Industrial Co., Ltd.	0	(460)	(460)
USD	(5,720)	05/05/2028	1M	JPM	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(462)	(462)
USD	(9,153)	05/20/2033	1M	GST	1 day USD OBFR	Franklin Resources, Inc.	0	(463)	(463)
USD	(13,482)	05/05/2028	1M	JPM	1 day USD OBFR	Landbridge Co. LLC	0	(472)	(472)
USD	(9,086)	05/20/2033	1M	GST	1 day USD OBFR	SkyWater Technology, Inc.	0	(490)	(490)
USD	(7,376)	05/05/2028	1M	JPM	1 day USD OBFR	Constellation Energy Corp.	0	(506)	(506)
USD	(21,446)	05/20/2033	1M	GST	1 day USD OBFR	Natera, Inc.	0	(510)	(510)
USD	(8,601)	05/15/2033	1M	MSI	1 day USD OBFR	Korea Electric Power Corp.	0	(521)	(521)
USD	(8,142)	05/20/2033	1M	GST	1 day USD OBFR	Hanwha Systems Co., Ltd.	0	(527)	(527)
USD	(7,105)	05/05/2028	1M	JPM	1 day USD OBFR	Ameriprise Financial, Inc.	0	(537)	(537)
USD	(5,935)	05/20/2033	1M	GST	1 day USD OBFR	Liquidia Corp.	0	(541)	(541)
USD	(35,762)	05/20/2033	1M	GST	1 day USD OBFR	BioMarin Pharmaceutical, Inc.	0	(551)	(551)
USD	(23,886)	05/20/2033	1M	GST	1 day USD OBFR	Tarsus Pharmaceuticals, Inc.	0	(557)	(557)
USD	(63,596)	05/15/2033	1M	MSI	1 day USD OBFR	Kraft Heinz Co.	0	(564)	(564)
USD	(8,806)	05/20/2033	1M	GST	1 day USD OBFR	Arista Networks, Inc.	0	(572)	(572)
USD	(38,299)	05/20/2033	1M	GST	1 day USD OBFR	Alphabet, Inc.	0	(576)	(576)
USD	(7,613)	05/15/2033	1M	MSI	1 day USD OBFR	Genesis Energy LP	0	(578)	(578)
USD	(7,973)	05/20/2033	1M	GST	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(583)	(583)
USD	(27,432)	05/20/2033	1M	GST	1 day USD OBFR	Zoetis, Inc.	0	(583)	(583)
USD	(14,264)	05/15/2033	1M	MSI	1 day USD OBFR	Hon Hai Precision Industry Co., Ltd.	0	(583)	(583)
USD	(55,896)	05/20/2033	1M	GST	1 day USD OBFR	TJX Cos., Inc.	0	(589)	(589)
USD	(44,978)	05/15/2033	1M	MSI	1 day USD OBFR	Walt Disney Co.	0	(616)	(616)
USD	(16,985)	05/20/2033	1M	GST	1 day USD OBFR	Constellation Energy Corp.	0	(620)	(620)
USD	(4,502)	05/15/2033	1M	MSI	1 day USD OBFR	Novatek Microelectronics Corp.	0	(623)	(623)
USD	(14,844)	05/15/2033	1M	MSI	1 day USD OBFR	Mach Natural Resources LP	0	(624)	(624)
USD	(16,013)	05/15/2033	1M	MSI	1 day USD OBFR	Alerian MLP ETF	0	(638)	(638)
USD	(9,629)	05/20/2033	1M	GST	1 day USD OBFR	Seagate Technology Holdings PLC	0	(644)	(644)
USD	(6,600)	05/15/2033	1M	MSI	1 day USD OBFR	AT&T, Inc.	0	(646)	(646)
USD	(5,963)	05/20/2033	1M	GST	1 day USD OBFR	Kyndryl Holdings, Inc.	0	(649)	(649)
USD	(11,507)	05/15/2033	1M	MSI	1 day USD OBFR	Baker Hughes Co.	0	(651)	(651)
USD	(97,956)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(652)	(652)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(12,128)	05/20/2033	1M	GST	1 day USD OBFR	LS Electric Co., Ltd.	$0	$(664)	$(664)
USD	(3,907)	05/20/2033	1M	GST	1 day USD OBFR	Super Micro Computer, Inc.	0	(665)	(665)
USD	(7,655)	05/20/2033	1M	GST	1 day USD OBFR	Workday, Inc.	0	(682)	(682)
USD	(20,214)	05/20/2033	1M	GST	1 day USD OBFR	InterContinental Hotels Group PLC	0	(685)	(685)
USD	(55,340)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(687)	(687)
USD	(2,824)	05/15/2033	1M	MSI	1 day USD OBFR	Ambarella, Inc.	0	(702)	(702)
USD	(12,205)	05/05/2028	1M	JPM	1 day USD OBFR	Energy Transfer LP	0	(704)	(704)
USD	(16,934)	05/20/2033	1M	GST	1 day USD OBFR	Saudi Awwal Bank	0	(705)	(705)
USD	(14,957)	05/15/2033	1M	MSI	1 day USD OBFR	Arista Networks, Inc.	0	(733)	(733)
USD	(16,553)	05/20/2033	1M	GST	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(736)	(736)
USD	(8,490)	05/15/2033	1M	MSI	1 day USD OBFR	Everpure, Inc.	0	(770)	(770)
USD	(9,110)	05/20/2033	1M	GST	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	(771)	(771)
USD	4,394	05/05/2028	1M	JPM	1 day USD OBFR	Zhuhai CosMX Battery Co., Ltd.	0	(771)	(771)
USD	(9,544)	05/20/2033	1M	GST	1 day USD OBFR	Oruka Therapeutics, Inc.	0	(783)	(783)
USD	(55,416)	05/15/2033	1M	MSI	1 day USD OBFR	InterContinental Hotels Group PLC	0	(801)	(801)
USD	(38,634)	05/15/2033	1M	MSI	1 day USD OBFR	Floor & Decor Holdings, Inc.	0	(801)	(801)
USD	(33,422)	05/20/2033	1M	GST	1 day USD OBFR	-1x Short VIX Futures ETF	0	(835)	(835)
USD	(144,080)	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	(857)	(857)
USD	(6,440)	05/15/2033	1M	MSI	1 day USD OBFR	Fastly, Inc.	0	(857)	(857)
USD	(35,858)	05/20/2033	1M	GST	1 day USD OBFR	Lowe's Cos., Inc.	0	(862)	(862)
USD	(56,297)	05/05/2028	1M	JPM	1 day USD OBFR	Regions Financial Corp.	0	(868)	(868)
USD	(33,420)	05/20/2033	1M	GST	1 day USD OBFR	Helmerich & Payne, Inc.	0	(873)	(873)
USD	(69,513)	05/05/2028	1M	JPM	1 day USD OBFR	FirstEnergy Corp.	0	(874)	(874)
USD	(12,595)	05/05/2028	1M	JPM	1 day USD OBFR	VanEck Oil Services ETF	0	(874)	(874)
USD	(6,072)	05/05/2028	1M	JPM	1 day USD OBFR	Workday, Inc.	0	(983)	(983)
USD	(9,679)	05/20/2033	1M	GST	1 day USD OBFR	Teradyne, Inc.	0	(984)	(984)
USD	(23,822)	05/15/2033	1M	MSI	1 day USD OBFR	Bristol-Myers Squibb Co.	0	(996)	(996)
USD	(6,287)	05/20/2033	1M	GST	1 day USD OBFR	NAVER Corp.	0	(998)	(998)
USD	(37,992)	05/05/2028	1M	JPM	1 day USD OBFR	United Microelectronics Corp.	0	(1,004)	(1,004)
USD	(20,837)	05/15/2033	1M	MSI	1 day USD OBFR	FactSet Research Systems, Inc.	0	(1,009)	(1,009)
USD	(70,443)	05/05/2028	1M	JPM	1 day USD OBFR	PepsiCo, Inc.	0	(1,012)	(1,012)
USD	(40,630)	05/15/2033	1M	MSI	1 day USD OBFR	Pfizer, Inc.	0	(1,015)	(1,015)
USD	(66,676)	05/05/2028	1M	JPM	1 day USD OBFR	Kinder Morgan, Inc.	0	(1,031)	(1,031)
USD	(19,196)	05/20/2033	1M	GST	1 day USD OBFR	Twist Bioscience Corp.	0	(1,036)	(1,036)
USD	(9,981)	05/20/2033	1M	GST	1 day USD OBFR	Kakao Corp.	0	(1,037)	(1,037)
USD	63,934	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI South Korea ETF	0	(1,094)	(1,094)
USD	(36,439)	05/20/2033	1M	GST	1 day USD OBFR	PepsiCo, Inc.	0	(1,103)	(1,103)
USD	(35,391)	05/05/2028	1M	JPM	1 day USD OBFR	Pacira BioSciences, Inc.	0	(1,134)	(1,134)
USD	(36,144)	05/15/2033	1M	MSI	1 day USD OBFR	LS Electric Co., Ltd.	0	(1,208)	(1,208)
USD	(15,643)	05/20/2033	1M	GST	1 day USD OBFR	APA Corp.	0	(1,226)	(1,226)
USD	36,594	05/05/2028	1M	JPM	1 day USD OBFR	Tower Semiconductor Ltd.	0	(1,227)	(1,227)
USD	(39,156)	05/15/2033	1M	MSI	1 day USD OBFR	POSCO Holdings, Inc.	0	(1,231)	(1,231)
USD	(46,379)	05/15/2033	1M	MSI	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	(1,248)	(1,248)
USD	(25,820)	05/20/2033	1M	GST	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	(1,254)	(1,254)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(19,039)	05/15/2033	1M	MSI	1 day USD OBFR	PACCAR, Inc.	$0	$(1,261)	$(1,261)
USD	(10,353)	05/15/2033	1M	MSI	1 day USD OBFR	Workday, Inc.	0	(1,352)	(1,352)
USD	(261,198)	05/15/2033	1M	MSI	1 day USD OBFR	Financial Select Sector SPDR Fund	0	(1,353)	(1,353)
USD	(15,723)	05/15/2033	1M	MSI	1 day USD OBFR	Emerson Electric Co.	0	(1,357)	(1,357)
USD	(11,352)	05/05/2028	1M	JPM	1 day USD OBFR	Daewoo Engineering & Construction Co., Ltd.	0	(1,371)	(1,371)
USD	(30,938)	05/20/2033	1M	GST	1 day USD OBFR	Broadcom, Inc.	0	(1,372)	(1,372)
USD	(65,797)	05/05/2028	1M	JPM	1 day USD OBFR	Jentech Precision Industrial Co., Ltd.	0	(1,372)	(1,372)
USD	(22,092)	05/20/2033	1M	GST	1 day USD OBFR	ServiceNow, Inc.	0	(1,378)	(1,378)
USD	(35,691)	05/15/2033	1M	MSI	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(1,385)	(1,385)
USD	(7,609)	05/05/2028	1M	JPM	1 day USD OBFR	Ross Stores, Inc.	0	(1,430)	(1,430)
USD	(12,032)	05/15/2033	1M	MSI	1 day USD OBFR	Amorepacific Corp.	0	(1,435)	(1,435)
USD	(38,768)	05/20/2033	1M	GST	1 day USD OBFR	Smith & Nephew PLC	0	(1,440)	(1,440)
USD	(8,121)	05/05/2028	1M	JPM	1 day USD OBFR	Burlington Stores, Inc.	0	(1,459)	(1,459)
USD	(13,122)	05/15/2033	1M	MSI	1 day USD OBFR	Range Resources Corp.	0	(1,489)	(1,489)
USD	(5,637)	05/05/2028	1M	JPM	1 day USD OBFR	Cboe Global Markets, Inc.	0	(1,498)	(1,498)
USD	(11,637)	05/15/2033	1M	MSI	1 day USD OBFR	Gartner, Inc.	0	(1,502)	(1,502)
USD	(27,547)	05/20/2033	1M	GST	1 day USD OBFR	Boston Scientific Corp.	0	(1,612)	(1,612)
USD	(21,804)	05/15/2033	1M	MSI	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	(1,675)	(1,675)
USD	(30,059)	05/15/2033	1M	MSI	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(1,680)	(1,680)
USD	(11,792)	05/05/2028	1M	JPM	1 day USD OBFR	AT&T, Inc.	0	(1,689)	(1,689)
USD	(54,537)	05/15/2033	1M	MSI	1 day USD OBFR	Costco Wholesale Corp.	0	(1,692)	(1,692)
USD	(25,984)	05/20/2033	1M	GST	1 day USD OBFR	Novatek Microelectronics Corp.	0	(1,723)	(1,723)
USD	(201,519)	05/15/2033	1M	MSI	1 day USD OBFR	MSWEPINS Index	0	(1,727)	(1,727)
USD	(60,498)	05/20/2033	1M	GST	1 day USD OBFR	Citigroup, Inc.	0	(1,753)	(1,753)
USD	(17,515)	05/20/2033	1M	GST	1 day USD OBFR	Illumina, Inc.	0	(1,764)	(1,764)
USD	(93,193)	05/15/2033	1M	MSI	1 day USD OBFR	Kimbell Royalty Partners LP	0	(1,776)	(1,776)
USD	(20,486)	05/20/2033	1M	GST	1 day USD OBFR	Rio Tinto PLC	0	(1,789)	(1,789)
USD	(37,527)	05/20/2033	1M	GST	1 day USD OBFR	Cisco Systems, Inc.	0	(1,793)	(1,793)
USD	(16,769)	05/20/2033	1M	GST	1 day USD OBFR	Billiontoone, Inc.	0	(1,804)	(1,804)
USD	(15,365)	05/20/2033	1M	GST	1 day USD OBFR	Universal Health Services, Inc.	0	(1,816)	(1,816)
USD	(78,137)	05/15/2033	1M	MSI	1 day USD OBFR	PepsiCo, Inc.	0	(1,831)	(1,831)
USD	(27,986)	05/20/2033	1M	GST	1 day USD OBFR	MiniMed Group, Inc.	0	(1,869)	(1,869)
USD	(268,970)	05/15/2033	1M	MSI	1 day USD OBFR	VanEck Oil Services ETF	0	(1,936)	(1,936)
USD	(30,015)	05/20/2033	1M	GST	1 day USD OBFR	Domino's Pizza, Inc.	0	(1,949)	(1,949)
USD	(44,685)	05/15/2033	1M	MSI	1 day USD OBFR	Synopsys, Inc.	0	(1,967)	(1,967)
USD	(30,337)	05/15/2033	1M	MSI	1 day USD OBFR	Patterson-UTI Energy, Inc.	0	(1,973)	(1,973)
USD	(15,570)	05/20/2033	1M	GST	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	(2,072)	(2,072)
USD	(245,367)	05/15/2033	1M	MSI	1 day USD OBFR	Blackstone, Inc.	0	(2,085)	(2,085)
USD	(35,214)	05/20/2033	1M	GST	1 day USD OBFR	eMemory Technology, Inc.	0	(2,108)	(2,108)
USD	(34,128)	05/15/2033	1M	MSI	1 day USD OBFR	Blue Owl Capital, Inc.	0	(2,148)	(2,148)
USD	(141,256)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Global Metals & Mining Producers ETF	0	(2,183)	(2,183)
USD	(53,134)	05/20/2033	1M	GST	1 day USD OBFR	Elite Material Co., Ltd.	0	(2,216)	(2,216)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(79,657)	05/05/2028	1M	JPM	1 day USD OBFR	Magnolia Oil & Gas Corp.	$0	$(2,230)	$(2,230)
USD	(63,685)	05/05/2028	1M	JPM	1 day USD OBFR	Blackstone, Inc.	0	(2,234)	(2,234)
USD	(36,338)	05/15/2033	1M	MSI	1 day USD OBFR	ResMed, Inc.	0	(2,271)	(2,271)
USD	(67,377)	05/15/2033	1M	MSI	1 day USD OBFR	Campbell's Co.	0	(2,286)	(2,286)
USD	(32,232)	05/20/2033	1M	GST	1 day USD OBFR	Jentech Precision Industrial Co., Ltd.	0	(2,314)	(2,314)
USD	(14,325)	05/05/2028	1M	JPM	1 day USD OBFR	W&T Offshore, Inc.	0	(2,318)	(2,318)
USD	(19,062)	05/15/2033	1M	MSI	1 day USD OBFR	ServiceNow, Inc.	0	(2,406)	(2,406)
USD	(70,215)	05/15/2033	1M	MSI	1 day USD OBFR	Rio Tinto PLC	0	(2,423)	(2,423)
USD	69,642	12/10/2029	1M	CBK	1 day USD OBFR	Goldman Sachs Group, Inc.	0	(2,429)	(2,429)
USD	(46,839)	05/20/2033	1M	GST	1 day USD OBFR	LG Energy Solution Ltd.	0	(2,468)	(2,468)
USD	(23,823)	05/20/2033	1M	GST	1 day USD OBFR	Bristol-Myers Squibb Co.	0	(2,528)	(2,528)
USD	(64,830)	05/15/2033	1M	MSI	1 day USD OBFR	Granite Ridge Resources, Inc.	0	(2,553)	(2,553)
USD	(53,117)	05/20/2033	1M	GST	1 day USD OBFR	Ameriprise Financial, Inc.	0	(2,559)	(2,559)
USD	(14,237)	05/20/2033	1M	GST	1 day USD OBFR	Omeros Corp.	0	(2,706)	(2,706)
USD	9,369	05/20/2033	1M	GST	1 day USD OBFR	Monte Rosa Therapeutics, Inc.	0	(2,777)	(2,777)
USD	(38,811)	05/20/2033	1M	GST	1 day USD OBFR	Roche Holding AG	0	(2,793)	(2,793)
USD	(66,427)	05/15/2033	1M	MSI	1 day USD OBFR	TJX Cos., Inc.	0	(2,803)	(2,803)
USD	(11,621)	05/05/2028	1M	JPM	1 day USD OBFR	SK Square Co., Ltd.	0	(2,872)	(2,872)
USD	(51,796)	05/15/2033	1M	MSI	1 day USD OBFR	CF Industries Holdings, Inc.	0	(2,912)	(2,912)
USD	(55,793)	05/15/2033	1M	MSI	1 day USD OBFR	iShares U.S. Medical Devices ETF	0	(2,965)	(2,965)
USD	(36,865)	05/20/2033	1M	GST	1 day USD OBFR	HCA Healthcare, Inc.	0	(2,991)	(2,991)
USD	(32,153)	05/20/2033	1M	GST	1 day USD OBFR	Crescent Energy Co.	0	(3,071)	(3,071)
USD	(32,311)	05/20/2033	1M	GST	1 day USD OBFR	Quest Diagnostics, Inc.	0	(3,107)	(3,107)
USD	(32,254)	05/20/2033	1M	GST	1 day USD OBFR	Sony Group Corp.	0	(3,218)	(3,218)
USD	(124,673)	05/20/2033	1M	GST	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	(3,283)	(3,283)
USD	(54,237)	05/15/2033	1M	MSI	1 day USD OBFR	Medtronic PLC	0	(3,316)	(3,316)
USD	(52,982)	05/20/2033	1M	GST	1 day USD OBFR	Hon Hai Precision Industry Co., Ltd.	0	(3,359)	(3,359)
USD	(17,306)	05/20/2033	1M	GST	1 day USD OBFR	Corcept Therapeutics, Inc.	0	(3,416)	(3,416)
USD	(26,178)	05/20/2033	1M	GST	1 day USD OBFR	PBF Energy, Inc.	0	(3,456)	(3,456)
USD	(47,410)	05/15/2033	1M	MSI	1 day USD OBFR	Paychex, Inc.	0	(3,461)	(3,461)
USD	(101,770)	05/20/2033	1M	GST	1 day USD OBFR	Occidental Petroleum Corp.	0	(3,467)	(3,467)
USD	(51,727)	05/20/2033	1M	GST	1 day USD OBFR	Halozyme Therapeutics, Inc.	0	(3,657)	(3,657)
USD	(142,944)	05/20/2033	1M	GST	1 day USD OBFR	VanEck Oil Services ETF	0	(3,669)	(3,669)
USD	(107,565)	05/15/2033	1M	MSI	1 day USD OBFR	Ameriprise Financial, Inc.	0	(3,786)	(3,786)
USD	(21,536)	05/20/2033	1M	GST	1 day USD OBFR	Asustek Computer, Inc.	0	(3,795)	(3,795)
USD	(85,482)	05/15/2033	1M	MSI	1 day USD OBFR	Darden Restaurants, Inc.	0	(3,985)	(3,985)
USD	(24,831)	05/20/2033	1M	GST	1 day USD OBFR	Amylyx Pharmaceuticals, Inc.	0	(4,070)	(4,070)
USD	(232,940)	05/15/2033	1M	MSI	1 day USD OBFR	Broadcom, Inc.	0	(4,132)	(4,132)
USD	(58,076)	05/20/2033	1M	GST	1 day USD OBFR	Tencent Music Entertainment Group	0	(4,276)	(4,276)
USD	(63,137)	05/20/2033	1M	GST	1 day USD OBFR	SLB Ltd.	0	(4,355)	(4,355)
USD	(66,286)	05/15/2033	1M	MSI	1 day USD OBFR	Burlington Stores, Inc.	0	(4,462)	(4,462)
USD	(30,706)	05/05/2028	1M	JPM	1 day USD OBFR	Woori Financial Group, Inc.	0	(4,498)	(4,498)
USD	(255,256)	05/15/2033	1M	MSI	1 day USD OBFR	Franklin Resources, Inc.	0	(4,551)	(4,551)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(101,556)	05/05/2028	1M	JPM	1 day USD OBFR	Carlyle Group, Inc.	$0	$(4,566)	$(4,566)
USD	(116,937)	05/15/2033	1M	MSI	1 day USD OBFR	RenaissanceRe Holdings Ltd.	0	(4,655)	(4,655)
USD	(108,145)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(4,681)	(4,681)
USD	(65,342)	05/15/2033	1M	MSI	1 day USD OBFR	DoorDash, Inc.	0	(4,687)	(4,687)
USD	(40,354)	05/20/2033	1M	GST	1 day USD OBFR	Bruker Corp.	0	(4,702)	(4,702)
USD	(146,849)	05/20/2033	1M	GST	1 day USD OBFR	Blackstone, Inc.	0	(4,918)	(4,918)
USD	(36,416)	05/20/2033	1M	GST	1 day USD OBFR	DoorDash, Inc.	0	(4,974)	(4,974)
USD	(53,266)	05/15/2033	1M	MSI	1 day USD OBFR	First Abu Dhabi Bank PJSC	0	(5,014)	(5,014)
USD	(47,313)	05/05/2028	1M	JPM	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	(5,093)	(5,093)
USD	(66,727)	05/20/2033	1M	GST	1 day USD OBFR	Samsung SDI Co., Ltd.	0	(5,203)	(5,203)
USD	(45,348)	05/20/2033	1M	GST	1 day USD OBFR	Cboe Global Markets, Inc.	0	(5,219)	(5,219)
USD	(187,326)	05/20/2033	1M	GST	1 day USD OBFR	Carlyle Group, Inc.	0	(5,359)	(5,359)
USD	(265,425)	05/15/2033	1M	MSI	1 day USD OBFR	Kroger Co.	0	(5,375)	(5,375)
USD	(97,432)	05/15/2033	1M	MSI	1 day USD OBFR	Booking Holdings, Inc.	0	(5,383)	(5,383)
USD	(89,147)	05/05/2028	1M	JPM	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	(5,390)	(5,390)
USD	(56,563)	05/20/2033	1M	GST	1 day USD OBFR	First Abu Dhabi Bank PJSC	0	(5,464)	(5,464)
USD	(56,529)	05/20/2033	1M	GST	1 day USD OBFR	Baker Hughes Co.	0	(5,474)	(5,474)
USD	(94,891)	05/15/2033	1M	MSI	1 day USD OBFR	Saudi Awwal Bank	0	(5,553)	(5,553)
USD	(88,660)	05/15/2033	1M	MSI	1 day USD OBFR	Plains GP Holdings LP	0	(5,918)	(5,918)
USD	(288,017)	05/15/2033	1M	MSI	1 day USD OBFR	McDonald's Corp.	0	(6,168)	(6,168)
USD	(66,116)	05/20/2033	1M	GST	1 day USD OBFR	Range Resources Corp.	0	(6,256)	(6,256)
USD	(85,813)	05/15/2033	1M	MSI	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	(6,418)	(6,418)
USD	(57,787)	05/20/2033	1M	GST	1 day USD OBFR	Expedia Group, Inc.	0	(6,466)	(6,466)
USD	(246,798)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Expanded Tech-Software Sector ETF	0	(6,582)	(6,582)
USD	(55,412)	05/15/2033	1M	MSI	1 day USD OBFR	ProShares UltraPro Short QQQ	0	(6,816)	(6,816)
USD	(80,067)	05/05/2028	1M	JPM	1 day USD OBFR	Blue Owl Capital, Inc.	0	(6,834)	(6,834)
USD	(172,313)	05/20/2033	1M	GST	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	(6,854)	(6,854)
USD	(64,844)	05/05/2028	1M	JPM	1 day USD OBFR	Plains GP Holdings LP	0	(7,037)	(7,037)
USD	(152,207)	05/20/2033	1M	GST	1 day USD OBFR	BHP Group Ltd.	0	(7,564)	(7,564)
USD	(74,856)	05/20/2033	1M	GST	1 day USD OBFR	Blue Owl Capital, Inc.	0	(7,606)	(7,606)
USD	(239,605)	05/20/2033	1M	GST	1 day USD OBFR	InterContinental Hotels Group PLC	0	(9,008)	(9,008)
USD	(80,362)	05/15/2033	1M	MSI	1 day USD OBFR	Cboe Global Markets, Inc.	0	(9,605)	(9,605)
USD	(179,184)	05/15/2033	1M	GST	1 day USD OBFR	EOG Resources, Inc.	0	(9,652)	(9,652)
USD	(82,783)	05/05/2028	1M	JPM	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(9,965)	(9,965)
USD	(196,875)	05/20/2033	1M	GST	1 day USD OBFR	Darden Restaurants, Inc.	0	(10,190)	(10,190)
USD	(94,614)	05/15/2033	1M	MSI	1 day USD OBFR	Ross Stores, Inc.	0	(10,584)	(10,584)
USD	(222,392)	05/20/2033	1M	GST	1 day USD OBFR	ExxonMobil Holdings Corp.	0	(10,613)	(10,613)
USD	(283,979)	05/15/2033	1M	MSI	1 day USD OBFR	Cisco Systems, Inc.	0	(10,751)	(10,751)
USD	(243,537)	05/05/2028	1M	JPM	1 day USD OBFR	Las Vegas Sands Corp.	0	(11,718)	(11,718)
USD	(130,756)	05/15/2033	1M	MSI	1 day USD OBFR	Allstate Corp.	0	(13,432)	(13,432)
USD	140,418	05/15/2033	1M	MSI	1 day USD OBFR	ON Semiconductor Corp.	0	(13,515)	(13,515)
USD	(409,433)	05/15/2033	1M	MSI	1 day USD OBFR	Alphabet, Inc.	0	(13,554)	(13,554)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(62,949)	05/05/2028	1M	JPM	1 day USD OBFR	Northern Oil & Gas, Inc.	$0	$(13,699)	$(13,699)
USD	(24,746)	05/20/2033	1M	GST	1 day USD OBFR	Replimune Group, Inc.	0	(14,062)	(14,062)
USD	(266,570)	05/15/2033	1M	MSI	1 day USD OBFR	Sysco Corp.	0	(14,892)	(14,892)
USD	(139,891)	05/15/2033	1M	MSI	1 day USD OBFR	Domino's Pizza, Inc.	0	(16,457)	(16,457)
USD	(143,397)	05/05/2028	1M	JPM	1 day USD OBFR	Domino's Pizza, Inc.	0	(18,510)	(18,510)
USD	(192,450)	05/05/2028	1M	JPM	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(29,300)	(29,300)
USD	(1,215,654)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Select Sector SPDR Fund	0	(65,624)	(65,624)
USD	(989,655)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(75,278)	(75,278)
DKK	(4,982)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Tryg AS	0	(65)	(65)
DKK	(3,357)	05/20/2033	1M	GST	1 Month DKK CIBOR	Zealand Pharma AS	0	(87)	(87)
DKK	(3,468)	05/20/2033	1M	GST	1 Month DKK CIBOR	FLSmidth & Co. AS	0	(88)	(88)
DKK	(2,520)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Ambu AS	0	(123)	(123)
DKK	(7,079)	05/05/2028	1M	JPM	1 Month DKK CIBOR	FLSmidth & Co. AS	0	(248)	(248)
DKK	(18,200)	05/15/2033	1M	MSI	1 Month DKK CIBOR	AP Moller - Maersk AS	0	(381)	(381)
DKK	(39,173)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ringkjoebing Landbobank AS	0	(436)	(436)
DKK	(10,708)	05/20/2033	1M	GST	1 Month DKK CIBOR	Vestas Wind Systems AS	0	(518)	(518)
DKK	(37,834)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ambu AS	0	(693)	(693)
DKK	(37,920)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Zealand Pharma AS	0	(760)	(760)
DKK	(17,244)	05/15/2033	1M	MSI	1 Month DKK CIBOR	FLSmidth & Co. AS	0	(1,183)	(1,183)
DKK	(51,957)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Carlsberg AS	0	(1,226)	(1,226)
DKK	(73,992)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Vestas Wind Systems AS	0	(1,317)	(1,317)
DKK	(206,189)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Tryg AS	0	(1,323)	(1,323)
DKK	(106,140)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Novonesis Novozymes B	0	(1,941)	(1,941)
DKK	(21,920)	05/05/2028	1M	JPM	1 Month DKK CIBOR	AP Moller - Maersk AS	0	(1,950)	(1,950)
DKK	(56,060)	05/20/2033	1M	GST	1 Month DKK CIBOR	AP Moller - Maersk AS	0	(2,196)	(2,196)
DKK	(73,206)	05/20/2033	1M	GST	1 Month DKK CIBOR	Carlsberg AS	0	(2,235)	(2,235)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
DKK	(52,958)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Danske Bank AS	$0	$(2,390)	$(2,390)
DKK	(65,923)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Ambu AS	0	(5,396)	(5,396)
NOK	(3,654)	05/20/2033	1M	GST	1 Month NOK NIBOR	Yara International ASA	0	(1)	(1)
NOK	(1,887)	05/15/2033	1M	MSI	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	(108)	(108)
NOK	(6,920)	05/05/2028	1M	JPM	1 Month NOK NIBOR	TOMRA Systems ASA	0	(348)	(348)
NOK	(32,365)	05/20/2033	1M	GST	1 Month NOK NIBOR	Nordic Semiconductor ASA	0	(634)	(634)
NOK	(9,139)	05/20/2033	1M	GST	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	(670)	(670)
NOK	(60,121)	05/15/2033	1M	MSI	1 Month NOK NIBOR	TOMRA Systems ASA	0	(757)	(757)
CHF	(4,545)	05/05/2028	1M	JPM	12 Month CHF SARON	Zurich Insurance Group AG	0	(41)	(41)
CHF	(49,476)	05/20/2033	1M	GST	12 Month CHF SARON	Banque Cantonale Vaudoise	0	(56)	(56)
CHF	(3,404)	05/20/2033	1M	GST	12 Month CHF SARON	Sonova Holding AG	0	(114)	(114)
CHF	(9,286)	05/15/2033	1M	MSI	12 Month CHF SARON	Belimo Holding AG	0	(118)	(118)
CHF	(3,158)	05/20/2033	1M	GST	12 Month CHF SARON	Huber & Suhner AG	0	(122)	(122)
CHF	(11,376)	05/05/2028	1M	JPM	12 Month CHF SARON	Kuehne & Nagel International AG	0	(128)	(128)
CHF	(101,397)	05/15/2033	1M	MSI	12 Month CHF SARON	Julius Baer Group Ltd.	0	(240)	(240)
CHF	(6,848)	05/05/2028	1M	JPM	12 Month CHF SARON	Swiss Life Holding AG	0	(261)	(261)
CHF	(9,202)	05/05/2028	1M	JPM	12 Month CHF SARON	Montana Aerospace AG	0	(501)	(501)
CHF	(21,112)	05/20/2033	1M	GST	12 Month CHF SARON	Novartis AG	0	(541)	(541)
CHF	(22,195)	05/15/2033	1M	MSI	12 Month CHF SARON	Novartis AG	0	(586)	(586)
CHF	(190,134)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Re AG	0	(837)	(837)
CHF	(116,084)	05/15/2033	1M	MSI	12 Month CHF SARON	Straumann Holding AG	0	(913)	(913)
CHF	(101,984)	05/05/2028	1M	JPM	12 Month CHF SARON	Novartis AG	0	(999)	(999)
CHF	(48,305)	05/15/2033	1M	MSI	12 Month CHF SARON	Banque Cantonale Vaudoise	0	(1,103)	(1,103)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	(65,766)	05/05/2028	1M	JPM	12 Month CHF SARON	Swiss Re AG	$0	$(2,129)	$(2,129)
CHF	(15,207)	05/05/2028	1M	JPM	12 Month CHF SARON	Georg Fischer AG	0	(2,454)	(2,454)
CHF	(14,188)	05/20/2033	1M	GST	12 Month CHF SARON	Sika AG	0	(2,477)	(2,477)
CHF	(51,790)	05/20/2033	1M	GST	12 Month CHF SARON	ams-OSRAM AG	0	(2,576)	(2,576)
CHF	(165,351)	05/15/2033	1M	MSI	12 Month CHF SARON	Zurich Insurance Group AG	0	(2,630)	(2,630)
CHF	(43,972)	05/05/2028	1M	JPM	12 Month CHF SARON	Sonova Holding AG	0	(2,689)	(2,689)
CHF	(40,751)	05/20/2033	1M	GST	12 Month CHF SARON	Belimo Holding AG	0	(2,958)	(2,958)
CHF	(31,354)	05/15/2033	1M	MSI	12 Month CHF SARON	Sika AG	0	(2,967)	(2,967)
CHF	(27,272)	05/15/2033	1M	MSI	12 Month CHF SARON	Montana Aerospace AG	0	(3,132)	(3,132)
CHF	(269,755)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Life Holding AG	0	(3,715)	(3,715)
CHF	(38,797)	05/15/2033	1M	MSI	12 Month CHF SARON	Georg Fischer AG	0	(5,222)	(5,222)
CHF	(101,160)	05/15/2033	1M	MSI	12 Month CHF SARON	Sonova Holding AG	0	(6,501)	(6,501)
CHF	(137,144)	05/05/2028	1M	JPM	12 Month CHF SARON	Sika AG	0	(8,298)	(8,298)
CZK	(6,028)	05/05/2028	1M	JPM	12 Month CZK PRIBOR	Komercni Banka AS	0	(425)	(425)
CZK	(46,889)	05/15/2033	1M	MSI	12 Month CZK PRIBOR	Komercni Banka AS	0	(3,377)	(3,377)
CZK	(95,992)	05/20/2033	1M	GST	12 Month CZK PRIBOR	Komercni Banka AS	0	(6,336)	(6,336)
EUR	(13,728)	05/05/2028	1M	JPM	12 Month EUR STR	Gestamp Automocion SA	0	(18)	(18)
EUR	(757)	05/15/2033	1M	MSI	12 Month EUR STR	Safran SA	0	(20)	(20)
EUR	(3,537)	05/05/2028	1M	JPM	12 Month EUR STR	Siemens AG	0	(24)	(24)
EUR	(16,079)	05/05/2028	1M	JPM	12 Month EUR STR	Alstom SA	0	(28)	(28)
EUR	(33,845)	05/05/2028	1M	JPM	12 Month EUR STR	Carrefour SA	0	(33)	(33)
EUR	(1,324)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Industrial Goods & Services Index	0	(37)	(37)
EUR	(24,951)	05/20/2033	1M	GST	12 Month EUR STR	Oesterreichische Post AG	0	(37)	(37)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(7,146)	05/05/2028	1M	JPM	12 Month EUR STR	Nemetschek SE	$0	$(38)	$(38)
EUR	(2,463)	05/15/2033	1M	MSI	12 Month EUR STR	Vinci SA	0	(66)	(66)
EUR	(2,321)	05/15/2033	1M	MSI	12 Month EUR STR	Kingspan Group PLC	0	(68)	(68)
EUR	(1,426)	05/20/2033	1M	GST	12 Month EUR STR	BASF SE	0	(70)	(70)
EUR	(1,891)	05/15/2033	1M	MSI	12 Month EUR STR	Tieto OYJ	0	(82)	(82)
EUR	(2,393)	05/05/2028	1M	JPM	12 Month EUR STR	Intercos SpA	0	(100)	(100)
EUR	(1,439)	05/20/2033	1M	GST	12 Month EUR STR	Iberdrola SA	0	(106)	(106)
EUR	(4,404)	05/05/2028	1M	JPM	12 Month EUR STR	Thales SA	0	(111)	(111)
EUR	(1,060)	05/05/2028	1M	JPM	12 Month EUR STR	Capgemini SE	0	(112)	(112)
EUR	(4,404)	05/05/2028	1M	JPM	12 Month EUR STR	Banca Mediolanum SpA	0	(114)	(114)
EUR	(3,432)	05/15/2033	1M	MSI	12 Month EUR STR	Carel Industries SpA	0	(115)	(115)
EUR	(1,675)	05/15/2033	1M	MSI	12 Month EUR STR	SOITEC	0	(116)	(116)
EUR	(3,382)	05/15/2033	1M	MSI	12 Month EUR STR	Kone OYJ	0	(117)	(117)
EUR	(3,894)	05/05/2028	1M	JPM	12 Month EUR STR	Hannover Rueck SE	0	(120)	(120)
EUR	(2,157)	05/15/2033	1M	MSI	12 Month EUR STR	Theon International PLC	0	(128)	(128)
EUR	(3,241)	05/20/2033	1M	GST	12 Month EUR STR	Thales SA	0	(135)	(135)
EUR	(4,849)	05/05/2028	1M	JPM	12 Month EUR STR	Nordea Bank Abp	0	(143)	(143)
EUR	(4,130)	05/05/2028	1M	JPM	12 Month EUR STR	Amadeus IT Group SA	0	(145)	(145)
EUR	(75,550)	05/20/2033	1M	GST	12 Month EUR STR	Merlin Properties Socimi SA	0	(146)	(146)
EUR	(3,255)	05/15/2033	1M	MSI	12 Month EUR STR	Intercos SpA	0	(146)	(146)
EUR	(5,148)	12/10/2029	1M	CBK	12 Month EUR STR	Industria de Diseno Textil SA	0	(157)	(157)
EUR	(5,228)	05/15/2033	1M	MSI	12 Month EUR STR	Exosens SAS	0	(157)	(157)
EUR	(15,364)	05/15/2033	1M	MSI	12 Month EUR STR	Enagas SA	0	(160)	(160)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(3,523)	05/20/2033	1M	GST	12 Month EUR STR	Gestamp Automocion SA	$0	$(164)	$(164)
EUR	(5,129)	05/05/2028	1M	JPM	12 Month EUR STR	Sampo OYJ	0	(180)	(180)
EUR	(2,517)	05/15/2033	1M	MSI	12 Month EUR STR	Lumo Kodit Oyj	0	(186)	(186)
EUR	(3,188)	05/05/2028	1M	JPM	12 Month EUR STR	BASF SE	0	(210)	(210)
EUR	(5,189)	05/15/2033	1M	MSI	12 Month EUR STR	MTU Aero Engines AG	0	(216)	(216)
EUR	(3,459)	05/15/2033	1M	MSI	12 Month EUR STR	Verisure PLC	0	(221)	(221)
EUR	(242,987)	05/15/2033	1M	MSI	12 Month EUR STR	Hannover Rueck SE	0	(222)	(222)
EUR	(2,633)	05/15/2033	1M	MSI	12 Month EUR STR	Basic-Fit NV	0	(223)	(223)
EUR	(7,256)	05/05/2028	1M	JPM	12 Month EUR STR	Deutsche Boerse AG	0	(226)	(226)
EUR	(16,859)	05/05/2028	1M	JPM	12 Month EUR STR	Adyen NV	0	(231)	(231)
EUR	(4,825)	05/15/2033	1M	MSI	12 Month EUR STR	Arkema SA	0	(233)	(233)
EUR	(4,468)	05/05/2028	1M	JPM	12 Month EUR STR	Arkema SA	0	(245)	(245)
EUR	(15,459)	05/05/2028	1M	JPM	12 Month EUR STR	Ferrari NV	0	(261)	(261)
EUR	(5,909)	05/20/2033	1M	GST	12 Month EUR STR	Webuild SpA	0	(272)	(272)
EUR	(4,525)	05/05/2028	1M	JPM	12 Month EUR STR	ING Groep NV	0	(276)	(276)
EUR	(23,980)	05/15/2033	1M	MSI	12 Month EUR STR	Ayvens SA	0	(291)	(291)
EUR	(3,430)	05/20/2033	1M	GST	12 Month EUR STR	MTU Aero Engines AG	0	(304)	(304)
EUR	(39,243)	05/15/2033	1M	MSI	12 Month EUR STR	Tkms AG& Co. KGaA	0	(318)	(318)
EUR	(8,941)	05/05/2028	1M	JPM	12 Month EUR STR	Oesterreichische Post AG	0	(329)	(329)
EUR	(35,207)	05/05/2028	1M	JPM	12 Month EUR STR	Theon International PLC	0	(332)	(332)
EUR	(9,159)	05/20/2033	1M	GST	12 Month EUR STR	Tkms AG& Co. KGaA	0	(332)	(332)
EUR	(66,879)	05/20/2033	1M	GST	12 Month EUR STR	CVC Capital Partners PLC	0	(346)	(346)
EUR	(6,993)	05/05/2028	1M	JPM	12 Month EUR STR	Intesa Sanpaolo SpA	0	(375)	(375)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(18,256)	05/05/2028	1M	JPM	12 Month EUR STR	ICADE	$0	$(376)	$(376)
EUR	(17,314)	05/20/2033	1M	GST	12 Month EUR STR	Intercos SpA	0	(389)	(389)
EUR	(3,461)	05/05/2028	1M	JPM	12 Month EUR STR	Daimler Truck Holding AG	0	(413)	(413)
EUR	(14,925)	05/20/2033	1M	GST	12 Month EUR STR	Kone OYJ	0	(450)	(450)
EUR	(48,866)	05/15/2033	1M	MSI	12 Month EUR STR	Adyen NV	0	(475)	(475)
EUR	(10,923)	05/20/2033	1M	GST	12 Month EUR STR	Tieto OYJ	0	(475)	(475)
EUR	(32,088)	05/15/2033	1M	MSI	12 Month EUR STR	Banca Generali SpA	0	(480)	(480)
EUR	(5,992)	05/05/2028	1M	JPM	12 Month EUR STR	Credit Agricole SA	0	(502)	(502)
EUR	(3,297)	05/20/2033	1M	GST	12 Month EUR STR	Daimler Truck Holding AG	0	(518)	(518)
EUR	(248,486)	05/15/2033	1M	MSI	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	(528)	(528)
EUR	(3,389)	05/20/2033	1M	GST	12 Month EUR STR	Rheinmetall AG	0	(535)	(535)
EUR	(8,791)	05/05/2028	1M	JPM	12 Month EUR STR	Verbund AG	0	(555)	(555)
EUR	(5,550)	05/15/2033	1M	MSI	12 Month EUR STR	Grifols SA	0	(579)	(579)
EUR	(11,333)	05/15/2033	1M	MSI	12 Month EUR STR	Brunello Cucinelli SpA	0	(590)	(590)
EUR	(35,051)	05/20/2033	1M	GST	12 Month EUR STR	Nemetschek SE	0	(629)	(629)
EUR	(7,253)	05/20/2033	1M	GST	12 Month EUR STR	Metlen Energy & Metals PLC	0	(634)	(634)
EUR	(56,927)	05/20/2033	1M	GST	12 Month EUR STR	CaixaBank SA	0	(680)	(680)
EUR	(15,638)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Industrial Goods & Services Index	0	(721)	(721)
EUR	(23,317)	05/15/2033	1M	MSI	12 Month EUR STR	Gestamp Automocion SA	0	(735)	(735)
EUR	(12,328)	05/05/2028	1M	JPM	12 Month EUR STR	Basic-Fit NV	0	(743)	(743)
EUR	(21,287)	05/05/2028	1M	JPM	12 Month EUR STR	Lumo Kodit Oyj	0	(745)	(745)
EUR	(52,669)	05/20/2033	1M	GST	12 Month EUR STR	Alstom SA	0	(802)	(802)
EUR	(76,125)	05/15/2033	1M	MSI	12 Month EUR STR	Sampo OYJ	0	(804)	(804)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(17,692)	05/15/2033	1M	MSI	12 Month EUR STR	Ferrari NV	$0	$(812)	$(812)
EUR	(14,124)	05/20/2033	1M	GST	12 Month EUR STR	Grifols SA	0	(816)	(816)
EUR	(21,746)	05/20/2033	1M	GST	12 Month EUR STR	Theon International PLC	0	(855)	(855)
EUR	(51,180)	05/20/2033	1M	GST	12 Month EUR STR	ICADE	0	(860)	(860)
EUR	(11,949)	05/20/2033	1M	GST	12 Month EUR STR	Amadeus IT Group SA	0	(869)	(869)
EUR	(17,192)	05/20/2033	1M	GST	12 Month EUR STR	Adyen NV	0	(886)	(886)
EUR	(97,370)	05/20/2033	1M	GST	12 Month EUR STR	Vonovia SE	0	(932)	(932)
EUR	(13,679)	05/05/2028	1M	JPM	12 Month EUR STR	Sofina SA	0	(933)	(933)
EUR	(20,725)	05/05/2028	1M	JPM	12 Month EUR STR	Verisure PLC	0	(1,026)	(1,026)
EUR	(20,975)	05/05/2028	1M	JPM	12 Month EUR STR	Schneider Electric SE	0	(1,069)	(1,069)
EUR	(16,545)	05/20/2033	1M	GST	12 Month EUR STR	Lumo Kodit Oyj	0	(1,105)	(1,105)
EUR	(9,271)	05/05/2028	1M	JPM	12 Month EUR STR	Metlen Energy & Metals PLC	0	(1,132)	(1,132)
EUR	(25,087)	05/15/2033	1M	MSI	12 Month EUR STR	Webuild SpA	0	(1,153)	(1,153)
EUR	(23,167)	05/15/2033	1M	MSI	12 Month EUR STR	Siemens AG	0	(1,157)	(1,157)
EUR	(33,089)	05/20/2033	1M	GST	12 Month EUR STR	Aroundtown SA	0	(1,196)	(1,196)
EUR	(17,634)	05/15/2033	1M	MSI	12 Month EUR STR	Amadeus IT Group SA	0	(1,272)	(1,272)
EUR	(51,608)	05/20/2033	1M	GST	12 Month EUR STR	Nordea Bank Abp	0	(1,372)	(1,372)
EUR	(40,322)	05/20/2033	1M	GST	12 Month EUR STR	Safran SA	0	(1,501)	(1,501)
EUR	(52,311)	05/15/2033	1M	MSI	12 Month EUR STR	Banco de Sabadell SA	0	(1,621)	(1,621)
EUR	(46,378)	05/05/2028	1M	JPM	12 Month EUR STR	Airbus SE	0	(1,632)	(1,632)
EUR	(45,186)	05/20/2033	1M	GST	12 Month EUR STR	Intesa Sanpaolo SpA	0	(1,637)	(1,637)
EUR	(15,514)	05/05/2028	1M	JPM	12 Month EUR STR	Valeo SE	0	(1,752)	(1,752)
EUR	(20,673)	05/15/2033	1M	MSI	12 Month EUR STR	Piraeus Bank SA	0	(1,818)	(1,818)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(51,710)	05/15/2033	1M	MSI	12 Month EUR STR	Commerzbank AG	$0	$(1,868)	$(1,868)
EUR	(13,470)	05/15/2033	1M	MSI	12 Month EUR STR	Traton SE	0	(1,926)	(1,926)
EUR	(52,450)	05/15/2033	1M	MSI	12 Month EUR STR	BPER Banca SpA	0	(2,200)	(2,200)
EUR	(16,151)	05/05/2028	1M	JPM	12 Month EUR STR	SAP SE	0	(2,226)	(2,226)
EUR	(25,780)	05/05/2028	1M	JPM	12 Month EUR STR	CVC Capital Partners PLC	0	(2,238)	(2,238)
EUR	(58,982)	05/20/2033	1M	GST	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	(2,350)	(2,350)
EUR	(60,914)	05/05/2028	1M	JPM	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	(2,571)	(2,571)
EUR	(114,609)	05/15/2033	1M	MSI	12 Month EUR STR	CaixaBank SA	0	(2,832)	(2,832)
EUR	(74,053)	05/20/2033	1M	GST	12 Month EUR STR	Vinci SA	0	(2,909)	(2,909)
EUR	(24,340)	05/20/2033	1M	GST	12 Month EUR STR	Capgemini SE	0	(2,943)	(2,943)
EUR	(19,433)	05/05/2028	1M	JPM	12 Month EUR STR	Traton SE	0	(2,998)	(2,998)
EUR	(62,509)	05/05/2028	1M	JPM	12 Month EUR STR	Bankinter SA	0	(2,998)	(2,998)
EUR	(40,467)	05/20/2033	1M	GST	12 Month EUR STR	Sofina SA	0	(3,044)	(3,044)
EUR	(53,691)	05/05/2028	1M	JPM	12 Month EUR STR	Fresenius Medical Care AG	0	(3,494)	(3,494)
EUR	(58,565)	05/05/2028	1M	JPM	12 Month EUR STR	Brunello Cucinelli SpA	0	(3,789)	(3,789)
EUR	(73,906)	05/15/2033	1M	MSI	12 Month EUR STR	BASF SE	0	(3,856)	(3,856)
EUR	(25,234)	05/20/2033	1M	GST	12 Month EUR STR	SAP SE	0	(3,857)	(3,857)
EUR	(142,569)	05/15/2033	1M	MSI	12 Month EUR STR	Bankinter SA	0	(4,049)	(4,049)
EUR	(33,804)	05/15/2033	1M	MSI	12 Month EUR STR	Metlen Energy & Metals PLC	0	(4,170)	(4,170)
EUR	(69,435)	05/15/2033	1M	MSI	12 Month EUR STR	ING Groep NV	0	(4,339)	(4,339)
EUR	(34,971)	05/15/2033	1M	MSI	12 Month EUR STR	Kering SA	0	(4,474)	(4,474)
EUR	(45,825)	05/05/2028	1M	JPM	12 Month EUR STR	Grifols SA	0	(4,540)	(4,540)
EUR	(243,679)	05/15/2033	1M	MSI	12 Month EUR STR	Deutsche Boerse AG	0	(4,554)	(4,554)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(88,515)	05/20/2033	1M	GST	12 Month EUR STR	Ferrari NV	$0	$(4,561)	$(4,561)
EUR	(134,484)	05/15/2033	1M	MSI	12 Month EUR STR	Banca Mediolanum SpA	0	(4,575)	(4,575)
EUR	(28,007)	05/15/2033	1M	MSI	12 Month EUR STR	Valeo SE	0	(4,648)	(4,648)
EUR	(44,653)	05/20/2033	1M	GST	12 Month EUR STR	Schneider Electric SE	0	(4,828)	(4,828)
EUR	(28,197)	05/20/2033	1M	GST	12 Month EUR STR	Valeo SE	0	(4,886)	(4,886)
EUR	(106,262)	05/15/2033	1M	MSI	12 Month EUR STR	NN Group NV	0	(5,017)	(5,017)
EUR	(41,266)	05/20/2033	1M	GST	12 Month EUR STR	Basic-Fit NV	0	(5,056)	(5,056)
EUR	(54,343)	05/20/2033	1M	GST	12 Month EUR STR	Vusion	0	(5,132)	(5,132)
EUR	(142,078)	05/15/2033	1M	MSI	12 Month EUR STR	Intesa Sanpaolo SpA	0	(5,158)	(5,158)
EUR	(212,516)	05/15/2033	1M	MSI	12 Month EUR STR	AXA SA	0	(5,302)	(5,302)
EUR	(251,048)	05/15/2033	1M	MSI	12 Month EUR STR	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	(6,047)	(6,047)
EUR	(57,492)	05/05/2028	1M	JPM	12 Month EUR STR	Kering SA	0	(6,516)	(6,516)
EUR	(104,726)	05/20/2033	1M	GST	12 Month EUR STR	Brunello Cucinelli SpA	0	(6,971)	(6,971)
EUR	(56,707)	05/20/2033	1M	GST	12 Month EUR STR	Kering SA	0	(7,872)	(7,872)
EUR	(64,810)	05/20/2033	1M	GST	12 Month EUR STR	Aeroports de Paris SA	0	(8,581)	(8,581)
EUR	(754,551)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Insurance Index	0	(9,898)	(9,898)
EUR	(154,869)	05/15/2033	1M	MSI	12 Month EUR STR	Generali	0	(11,076)	(11,076)
EUR	(118,758)	05/20/2033	1M	GST	12 Month EUR STR	Eni SpA	0	(14,089)	(14,089)
EUR	(171,889)	05/15/2033	1M	MSI	12 Month EUR STR	Credit Agricole SA	0	(15,212)	(15,212)
EUR	(256,404)	05/15/2033	1M	MSI	12 Month EUR STR	Schneider Electric SE	0	(19,416)	(19,416)
EUR	(595,492)	05/20/2033	1M	GST	12 Month EUR STR	EURO STOXX Banks Index	0	(20,589)	(20,589)
GBP	(38,793)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Diversified Energy Co.	0	(11)	(11)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(673)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	$0	$(24)	$(24)
GBP	(904)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Johnson Matthey PLC	0	(30)	(30)
GBP	(3,279)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Big Yellow Group PLC	0	(48)	(48)
GBP	(2,788)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	BT Group PLC	0	(60)	(60)
GBP	(9,497)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Howden Joinery Group PLC	0	(72)	(72)
GBP	(1,797)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Kingfisher PLC	0	(88)	(88)
GBP	(10,190)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Pearson PLC	0	(95)	(95)
GBP	(3,493)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Aviva PLC	0	(97)	(97)
GBP	(4,056)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Legal & General Group PLC	0	(109)	(109)
GBP	(2,394)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	(205)	(205)
GBP	(13,370)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Berkeley Group Holdings PLC	0	(210)	(210)
GBP	(25,107)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	(310)	(310)
GBP	(15,411)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Big Yellow Group PLC	0	(326)	(326)
GBP	(11,598)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Derwent London PLC	0	(407)	(407)
GBP	(2,139)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	(420)	(420)
GBP	(6,711)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Glencore PLC	0	(430)	(430)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(13,502)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	$0	$(604)	$(604)
GBP	(51,268)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Big Yellow Group PLC	0	(629)	(629)
GBP	(28,594)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Derwent London PLC	0	(694)	(694)
GBP	(14,180)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	0	(718)	(718)
GBP	(10,819)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	(787)	(787)
GBP	(38,710)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	(799)	(799)
GBP	(72,273)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	(1,056)	(1,056)
GBP	(16,681)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Derwent London PLC	0	(1,128)	(1,128)
GBP	(13,295)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Babcock International Group PLC	0	(1,148)	(1,148)
GBP	(50,449)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	0	(1,202)	(1,202)
GBP	(15,988)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	BT Group PLC	0	(1,206)	(1,206)
GBP	(16,239)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Babcock International Group PLC	0	(1,278)	(1,278)
GBP	(23,691)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Antofagasta PLC	0	(1,318)	(1,318)
GBP	(10,022)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	(1,410)	(1,410)
GBP	(39,104)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Berkeley Group Holdings PLC	0	(1,792)	(1,792)
GBP	(28,197)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	ICG PLC	0	(1,802)	(1,802)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(88,556)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Intermediate Capital Group PLC	$0	$(1,813)	$(1,813)
GBP	(13,424)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	(1,885)	(1,885)
GBP	(12,274)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	(1,904)	(1,904)
GBP	(43,889)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	(1,908)	(1,908)
GBP	(18,585)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	(1,920)	(1,920)
GBP	(30,581)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	(1,992)	(1,992)
GBP	(30,454)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	(2,365)	(2,365)
GBP	(51,615)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Associated British Foods PLC	0	(2,407)	(2,407)
GBP	(26,733)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	(2,427)	(2,427)
GBP	(106,975)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Vanguard FTSE 250 UCITS ETF	0	(2,707)	(2,707)
GBP	(31,334)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	(2,818)	(2,818)
GBP	(32,059)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	0	(3,002)	(3,002)
GBP	(35,692)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	(3,327)	(3,327)
GBP	(193,377)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Legal & General Group PLC	0	(3,827)	(3,827)
GBP	(22,167)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	(4,345)	(4,345)
GBP	(84,952)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Berkeley Group Holdings PLC	0	(4,947)	(4,947)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(36,766)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	$0	$(5,171)	$(5,171)
GBP	(32,300)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	(7,714)	(7,714)
GBP	(179,839)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Aviva PLC	0	(10,247)	(10,247)
GBP	(69,124)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	(11,580)	(11,580)
JPY	(16,916)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	(10)	(10)
JPY	(9,862)	05/15/2033	1M	MSI	12 Month JPY TONA	LY Corp.	0	(10)	(10)
JPY	(1,055)	05/05/2028	1M	JPM	12 Month JPY TONA	Namura Shipbuilding Co., Ltd.	0	(25)	(25)
JPY	(543)	05/05/2028	1M	JPM	12 Month JPY TONA	West Holdings Corp.	0	(45)	(45)
JPY	(10,714)	05/20/2033	1M	GST	12 Month JPY TONA	Azbil Corp.	0	(51)	(51)
JPY	(1,333)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Corp.	0	(56)	(56)
JPY	(1,960)	05/15/2033	1M	MSI	12 Month JPY TONA	JTEKT Corp.	0	(64)	(64)
JPY	(1,984)	05/15/2033	1M	MSI	12 Month JPY TONA	Ryoyo Ryosan Holdings, Inc.	0	(64)	(64)
JPY	(925)	05/15/2033	1M	MSI	12 Month JPY TONA	Taiyo Yuden Co., Ltd.	0	(72)	(72)
JPY	(1,072)	05/15/2033	1M	MSI	12 Month JPY TONA	Hakuto Co., Ltd.	0	(87)	(87)
JPY	(3,849)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Motor Corp.	0	(132)	(132)
JPY	(1,925)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuno Electric Co., Ltd.	0	(132)	(132)
JPY	(1,887)	05/05/2028	1M	JPM	12 Month JPY TONA	Kaga Electronics Co., Ltd.	0	(176)	(176)
JPY	(9,662)	05/05/2028	1M	JPM	12 Month JPY TONA	Asics Corp.	0	(225)	(225)
JPY	(8,090)	05/05/2028	1M	JPM	12 Month JPY TONA	KDDI Corp.	0	(347)	(347)
JPY	(10,211)	05/05/2028	1M	JPM	12 Month JPY TONA	Fuji Electric Co., Ltd.	0	(386)	(386)
JPY	(9,887)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Corp.	0	(498)	(498)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(16,663)	05/05/2028	1M	JPM	12 Month JPY TONA	FUJIFILM Holdings Corp.	$0	$(556)	$(556)
JPY	(4,854)	05/15/2033	1M	MSI	12 Month JPY TONA	SUMCO Corp.	0	(565)	(565)
JPY	(9,796)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Tsusho Corp.	0	(598)	(598)
JPY	(9,554)	05/15/2033	1M	MSI	12 Month JPY TONA	Hitachi Ltd.	0	(738)	(738)
JPY	(39,281)	05/20/2033	1M	GST	12 Month JPY TONA	Aozora Bank Ltd.	0	(764)	(764)
JPY	(9,839)	05/05/2028	1M	JPM	12 Month JPY TONA	NEC Corp.	0	(936)	(936)
JPY	(8,829)	05/20/2033	1M	GST	12 Month JPY TONA	Keyence Corp.	0	(1,003)	(1,003)
JPY	(64,527)	05/15/2033	1M	MSI	12 Month JPY TONA	SBI Shinsei Bank Ltd.	0	(1,077)	(1,077)
JPY	(54,732)	05/15/2033	1M	MSI	12 Month JPY TONA	Aozora Bank Ltd.	0	(1,978)	(1,978)
JPY	(57,820)	05/05/2028	1M	JPM	12 Month JPY TONA	Aozora Bank Ltd.	0	(2,239)	(2,239)
JPY	(56,432)	05/05/2028	1M	JPM	12 Month JPY TONA	Sony Financial Group, Inc.	0	(2,478)	(2,478)
JPY	(34,350)	05/05/2028	1M	JPM	12 Month JPY TONA	Fujitsu Ltd.	0	(3,184)	(3,184)
JPY	(111,630)	05/15/2033	1M	MSI	12 Month JPY TONA	Mitsubishi HC Capital, Inc.	0	(4,227)	(4,227)
JPY	(141,130)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	0	(6,903)	(6,903)
PLN	(121)	05/15/2033	1M	MSI	12 Month PLN WIBOR	Dino Polska SA	0	(15)	(15)
PLN	(7,805)	05/20/2033	1M	GST	12 Month PLN WIBOR	Zabka Group SA	0	(363)	(363)
PLN	(5,274)	05/15/2033	1M	MSI	12 Month PLN WIBOR	LPP SA	0	(476)	(476)
PLN	(8,964)	05/20/2033	1M	GST	12 Month PLN WIBOR	KGHM Polska Miedz SA	0	(514)	(514)
PLN	(20,973)	05/20/2033	1M	GST	12 Month PLN WIBOR	LPP SA	0	(2,007)	(2,007)
PLN	(15,327)	05/05/2028	1M	JPM	12 Month PLN WIBOR	LPP SA	0	(2,023)	(2,023)
PLN	(15,126)	05/05/2028	1M	JPM	12 Month PLN WIBOR	Dino Polska SA	0	(2,384)	(2,384)
PLN	(59,245)	05/20/2033	1M	GST	12 Month PLN WIBOR	Dino Polska SA	0	(4,456)	(4,456)
PLN	(164,986)	05/15/2033	1M	MSI	12 Month PLN WIBOR	Powszechna Kasa Oszczednosci Bank Polski SA	0	(5,001)	(5,001)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
PLN	(69,411)	05/05/2028	1M	JPM	12 Month PLN WIBOR	Zabka Group SA	$0	$(10,156)	$(10,156)
SEK	(35)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Assa Abloy AB	0	(1)	(1)
SEK	(3,141)	05/20/2033	1M	GST	12 Month SEK STIBOR	Wihlborgs Fastigheter AB	0	(23)	(23)
SEK	(11,900)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Fastighets AB Balder	0	(35)	(35)
SEK	(6,919)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Alfa Laval AB	0	(46)	(46)
SEK	(6,488)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	(51)	(51)
SEK	(2,594)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Munters Group AB	0	(54)	(54)
SEK	(16,354)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Castellum AB	0	(74)	(74)
SEK	(10,164)	05/20/2033	1M	GST	12 Month SEK STIBOR	Epiroc AB	0	(120)	(120)
SEK	(6,019)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Castellum AB	0	(130)	(130)
SEK	(9,569)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Wallenstam AB	0	(157)	(157)
SEK	(4,526)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Swedbank AB	0	(178)	(178)
SEK	(13,151)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Indutrade AB	0	(283)	(283)
SEK	(3,663)	05/15/2033	1M	MSI	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	(285)	(285)
SEK	(29,531)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fabege AB	0	(288)	(288)
SEK	(31,993)	05/20/2033	1M	GST	12 Month SEK STIBOR	Wallenstam AB	0	(429)	(429)
SEK	(2,930)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Hexagon AB	0	(445)	(445)
SEK	(13,055)	05/20/2033	1M	GST	12 Month SEK STIBOR	Nibe Industrier AB	0	(460)	(460)
SEK	(17,049)	05/20/2033	1M	GST	12 Month SEK STIBOR	Assa Abloy AB	0	(490)	(490)
SEK	(14,004)	05/20/2033	1M	GST	12 Month SEK STIBOR	Saab AB	0	(576)	(576)
SEK	(50,143)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Lifco AB	0	(577)	(577)
SEK	(42,588)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hufvudstaden AB	0	(615)	(615)
SEK	(5,504)	05/20/2033	1M	GST	12 Month SEK STIBOR	MIPS AB	0	(637)	(637)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(3,404)	05/15/2033	1M	MSI	12 Month SEK STIBOR	MIPS AB	$0	$(664)	$(664)
SEK	(19,378)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fastighets AB Balder	0	(782)	(782)
SEK	(24,171)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Atlas Copco AB	0	(820)	(820)
SEK	(28,522)	05/20/2033	1M	GST	12 Month SEK STIBOR	Castellum AB	0	(857)	(857)
SEK	(48,480)	05/20/2033	1M	GST	12 Month SEK STIBOR	AddTech AB	0	(1,074)	(1,074)
SEK	(32,630)	05/20/2033	1M	GST	12 Month SEK STIBOR	Atlas Copco AB	0	(1,268)	(1,268)
SEK	(10,592)	05/15/2033	1M	MSI	12 Month SEK STIBOR	EQT AB	0	(1,280)	(1,280)
SEK	(104,524)	05/20/2033	1M	GST	12 Month SEK STIBOR	Lifco AB	0	(1,408)	(1,408)
SEK	(31,617)	05/20/2033	1M	GST	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	(1,564)	(1,564)
SEK	(15,572)	05/20/2033	1M	GST	12 Month SEK STIBOR	BoneSupport Holding AB	0	(1,691)	(1,691)
SEK	(93,619)	05/05/2028	1M	JPM	12 Month SEK STIBOR	AddTech AB	0	(1,840)	(1,840)
SEK	(39,855)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Atlas Copco AB	0	(2,705)	(2,705)
SEK	(62,007)	05/05/2028	1M	JPM	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	(3,875)	(3,875)
SEK	(62,584)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Nibe Industrier AB	0	(4,394)	(4,394)
SEK	(170,488)	05/20/2033	1M	GST	12 Month SEK STIBOR	EQT AB	0	(4,782)	(4,782)
SEK	(35,431)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Indutrade AB	0	(5,011)	(5,011)
SEK	(70,895)	05/20/2033	1M	GST	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	(5,050)	(5,050)
SEK	(165,157)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Swedbank AB	0	(6,938)	(6,938)
SEK	(60,693)	05/05/2028	1M	JPM	12 Month SEK STIBOR	EQT AB	0	(8,914)	(8,914)
SEK	(195,533)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	(10,149)	(10,149)
SEK	(19,480)	05/05/2028	1M	JPM	12 Month SEK STIBOR	MIPS AB	0	(11,085)	(11,085)
SEK	(252,258)	05/20/2033	1M	GST	12 Month SEK STIBOR	Skandinaviska Enskilda Banken AB	0	(13,604)	(13,604)
CAD	(1,004)	05/15/2033	1M	MSI	6 Month CAD CORRA	AKITA Drilling Ltd.	0	(9)	(9)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CAD	(3,341)	05/05/2028	1M	JPM	6 Month CAD CORRA	Bank of Montreal	$0	$(41)	$(41)
CAD	(9,899)	05/05/2028	1M	JPM	6 Month CAD CORRA	Brookfield Asset Management Ltd.	0	(162)	(162)
CAD	(9,471)	05/15/2033	1M	MSI	6 Month CAD CORRA	Manulife Financial Corp.	0	(278)	(278)
CAD	(8,128)	05/20/2033	1M	GST	6 Month CAD CORRA	Advantage Energy Ltd.	0	(347)	(347)
CAD	(3,803)	05/15/2033	1M	MSI	6 Month CAD CORRA	Constellation Software, Inc.	0	(472)	(472)
CAD	(21,625)	05/05/2028	1M	JPM	6 Month CAD CORRA	Sun Life Financial, Inc.	0	(791)	(791)
CAD	(34,962)	05/20/2033	1M	GST	6 Month CAD CORRA	Sun Life Financial, Inc.	0	(867)	(867)
CAD	(49,820)	05/15/2033	1M	MSI	6 Month CAD CORRA	Sun Life Financial, Inc.	0	(922)	(922)
CAD	(20,928)	05/15/2033	1M	MSI	6 Month CAD CORRA	Freehold Royalties Ltd.	0	(1,022)	(1,022)
CAD	(30,570)	05/15/2033	1M	MSI	6 Month CAD CORRA	Spartan Delta Corp.	0	(1,148)	(1,148)
CAD	(15,824)	05/20/2033	1M	GST	6 Month CAD CORRA	Constellation Software, Inc.	0	(1,269)	(1,269)
CAD	(23,676)	05/20/2033	1M	GST	6 Month CAD CORRA	Imperial Oil Ltd.	0	(1,281)	(1,281)
CAD	(138,774)	05/15/2033	1M	MSI	6 Month CAD CORRA	Birchcliff Energy Ltd.	0	(1,762)	(1,762)
CAD	(253,069)	05/15/2033	1M	MSI	6 Month CAD CORRA	Tourmaline Oil Corp.	0	(1,773)	(1,773)
CAD	(62,157)	05/15/2033	1M	MSI	6 Month CAD CORRA	Paramount Resources Ltd.	0	(2,200)	(2,200)
CAD	(62,238)	05/20/2033	1M	GST	6 Month CAD CORRA	Manulife Financial Corp.	0	(2,609)	(2,609)
CAD	(142,479)	05/15/2033	1M	MSI	6 Month CAD CORRA	Alimentation Couche-Tard, Inc.	0	(3,256)	(3,256)
CAD	(166,097)	05/20/2033	1M	GST	6 Month CAD CORRA	Bank of Montreal	0	(3,386)	(3,386)
CAD	(97,311)	05/15/2033	1M	MSI	6 Month CAD CORRA	Imperial Oil Ltd.	0	(7,341)	(7,341)
CAD	(116,956)	05/15/2033	1M	MSI	6 Month CAD CORRA	Peyto Exploration & Development Corp.	0	(8,246)	(8,246)
CAD	(107,997)	05/15/2033	1M	MSI	6 Month CAD CORRA	Baytex Energy Corp.	0	(10,799)	(10,799)
CAD	(268,480)	05/15/2033	1M	MSI	6 Month CAD CORRA	Whitecap Resources, Inc.	0	(18,542)	(18,542)
CAD	(125,349)	05/15/2033	1M	MSI	6 Month CAD CORRA	Obsidian Energy Ltd.	0	(22,886)	(22,886)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CAD	(105,011)	05/20/2033	1M	GST	6 Month CAD CORRA	Vermilion Energy, Inc.	$0	$(23,023)	$(23,023)
CAD	(155,798)	05/15/2033	1M	MSI	6 Month CAD CORRA	Vermilion Energy, Inc.	0	(33,391)	(33,391)
USD	33,820	05/15/2033	1M	MSI	AAON, Inc.	1 day USD OBFR	0	(7,191)	(7,191)
CHF	4,382	05/15/2033	1M	MSI	ABB Ltd.	12 Month CHF SARON	0	(76)	(76)
CHF	3,338	05/20/2033	1M	GST	Accelleron Industries AG	12 Month CHF SARON	0	(102)	(102)
CHF	3,213	05/05/2028	1M	JPM	Accelleron Industries AG	12 Month CHF SARON	0	(412)	(412)
CHF	13,098	05/15/2033	1M	MSI	Accelleron Industries AG	12 Month CHF SARON	0	(794)	(794)
USD	55,033	05/15/2033	1M	MSI	Accton Technology Corp.	1 day USD OBFR	0	(5,525)	(5,525)
EUR	9,696	05/15/2033	1M	MSI	Addiko Bank AG	12 Month EUR STR	0	(128)	(128)
EUR	61,421	05/20/2033	1M	GST	Addiko Bank AG	12 Month EUR STR	0	(1,923)	(1,923)
USD	28,703	05/20/2033	1M	GST	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(1,563)	(1,563)
USD	33,336	05/15/2033	1M	MSI	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(3,338)	(3,338)
USD	24,378	05/05/2028	1M	JPM	Advanced Micro-Fabrication Equipment, Inc. China	1 day USD OBFR	0	(3,800)	(3,800)
USD	56,057	05/15/2033	1M	MSI	Advanced Micro-Fabrication Equipment, Inc. China	1 day USD OBFR	0	(6,894)	(6,894)
JPY	143,037	05/15/2033	1M	MSI	Advantest Corp.	12 Month JPY TONA	0	(291)	(291)
EUR	35,878	05/20/2033	1M	GST	Adyen NV	12 Month EUR STR	0	(800)	(800)
EUR	52,118	05/15/2033	1M	MSI	AIB Group PLC	12 Month EUR STR	0	(1,185)	(1,185)
EUR	135,894	05/20/2033	1M	GST	AIB Group PLC	12 Month EUR STR	0	(1,552)	(1,552)
USD	4,897	05/15/2033	1M	MSI	Al Rajhi Bank	1 day USD OBFR	0	(123)	(123)
USD	192,469	05/20/2033	1M	GST	Al Rajhi Bank	1 day USD OBFR	0	(7,404)	(7,404)
USD	2,901	05/15/2033	1M	MSI	Alchip Technologies Ltd.	1 day USD OBFR	0	(545)	(545)
USD	19,279	05/05/2028	1M	JPM	Alchip Technologies Ltd.	1 day USD OBFR	0	(4,767)	(4,767)
USD	103,768	05/20/2033	1M	GST	Alchip Technologies Ltd.	1 day USD OBFR	0	(10,002)	(10,002)
SEK	16,541	05/05/2028	1M	JPM	Alfa Laval AB	12 Month SEK STIBOR	0	(554)	(554)
USD	15,698	05/15/2033	1M	MSI	Alkermes PLC	1 day USD OBFR	0	(903)	(903)
USD	33,359	05/20/2033	1M	GST	Alkermes PLC	1 day USD OBFR	0	(1,761)	(1,761)
USD	9,846	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	(217)	(217)
USD	26,102	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	(460)	(460)
USD	49,991	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	0	(1,130)	(1,130)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	50,571	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	$0	$(1,426)	$(1,426)
EUR	19,070	05/15/2033	1M	MSI	AlzChem Group AG	12 Month EUR STR	0	(1,968)	(1,968)
EUR	53,698	05/20/2033	1M	GST	AlzChem Group AG	12 Month EUR STR	0	(6,418)	(6,418)
USD	3,671	05/05/2028	1M	JPM	American Electric Power Co., Inc.	1 day USD OBFR	0	(220)	(220)
USD	9,805	05/15/2033	1M	MSI	American Electric Power Co., Inc.	1 day USD OBFR	0	(344)	(344)
USD	131,967	05/20/2033	1M	GST	American Electric Power Co., Inc.	1 day USD OBFR	0	(3,222)	(3,222)
USD	43,331	05/20/2033	1M	GST	American International Group, Inc.	1 day USD OBFR	0	(662)	(662)
USD	167,395	05/05/2028	1M	JPM	American International Group, Inc.	1 day USD OBFR	0	(4,498)	(4,498)
USD	53,811	05/20/2033	1M	GST	Antero Midstream Corp.	1 day USD OBFR	0	(964)	(964)
GBP	19,066	05/15/2033	1M	MSI	Antofagasta PLC	12 Month GBP WMBA SONIA Compound	0	(431)	(431)
USD	3,919	05/20/2033	1M	GST	Apple, Inc.	1 day USD OBFR	0	(212)	(212)
USD	45,166	05/15/2033	1M	MSI	Apple, Inc.	1 day USD OBFR	0	(2,536)	(2,536)
USD	29,965	05/20/2033	1M	GST	Applied Materials, Inc.	1 day USD OBFR	0	(1,028)	(1,028)
USD	10,415	05/15/2033	1M	MSI	Applied Materials, Inc.	1 day USD OBFR	0	(1,277)	(1,277)
USD	7,164	05/20/2033	1M	GST	Aptiv PLC	1 day USD OBFR	0	(105)	(105)
USD	51,177	05/15/2033	1M	MSI	Aptiv PLC	1 day USD OBFR	0	(2,161)	(2,161)
USD	300,996	05/15/2033	1M	MSI	Aramark	1 day USD OBFR	0	(422)	(422)
EUR	18,145	05/15/2033	1M	MSI	Arcadis NV	12 Month EUR STR	0	(688)	(688)
USD	8,806	05/15/2033	1M	MSI	Archer-Daniels-Midland Co.	1 day USD OBFR	0	(324)	(324)
USD	18,122	05/15/2033	1M	MSI	Argenx SE	1 day USD OBFR	0	(191)	(191)
USD	14,854	05/20/2033	1M	GST	Ascendis Pharma AS	1 day USD OBFR	0	(463)	(463)
USD	58,671	05/20/2033	1M	GST	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	(5,280)	(5,280)
USD	60,539	05/15/2033	1M	MSI	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	(12,502)	(12,502)
USD	53,809	05/05/2028	1M	JPM	Asia Vital Components Co., Ltd.	1 day USD OBFR	0	(6,944)	(6,944)
EUR	130,480	05/15/2033	1M	MSI	ASML Holding NV	12 Month EUR STR	0	(7,871)	(7,871)
USD	7,261	05/15/2033	1M	MSI	ASML Holding NV	1 day USD OBFR	0	(739)	(739)
USD	27,824	05/20/2033	1M	GST	ASML Holding NV	1 day USD OBFR	0	(1,736)	(1,736)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	54,752	05/05/2028	1M	JPM	ASML Holding NV	1 day USD OBFR	$0	$(5,828)	$(5,828)
USD	66,492	05/05/2028	1M	JPM	ASPEED Technology, Inc.	1 day USD OBFR	0	(2,269)	(2,269)
USD	104,485	05/15/2033	1M	MSI	Astera Labs, Inc.	1 day USD OBFR	0	(11,738)	(11,738)
EUR	3,293	05/20/2033	1M	GST	AT&S Austria Technologie & Systemtechnik AG	12 Month EUR STR	0	(614)	(614)
EUR	34,584	05/15/2033	1M	MSI	AT&S Austria Technologie & Systemtechnik AG	12 Month EUR STR	0	(9,518)	(9,518)
USD	6,561	05/20/2033	1M	GST	Atmos Energy Corp.	1 day USD OBFR	0	(168)	(168)
USD	54,944	05/15/2033	1M	MSI	Atmos Energy Corp.	1 day USD OBFR	0	(691)	(691)
USD	6,264	05/20/2033	1M	GST	Axsome Therapeutics, Inc.	1 day USD OBFR	0	(597)	(597)
USD	39,668	05/15/2033	1M	MSI	Axsome Therapeutics, Inc.	1 day USD OBFR	0	(3,263)	(3,263)
EUR	11,280	05/15/2033	1M	MSI	Ayvens SA	12 Month EUR STR	0	(175)	(175)
EUR	175,436	05/20/2033	1M	GST	Ayvens SA	12 Month EUR STR	0	(5,043)	(5,043)
JPY	137,635	05/20/2033	1M	GST	Bank of Nagoya Ltd.	12 Month JPY TONA	0	(1,287)	(1,287)
JPY	79,118	05/15/2033	1M	MSI	Bank of Nagoya Ltd.	12 Month JPY TONA	0	(4,495)	(4,495)
USD	707,541	05/15/2033	1M	MSI	Bank of New York Mellon Corp.	1 day USD OBFR	0	(18,844)	(18,844)
GBP	147,259	05/05/2028	1M	JPM	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	(5,277)	(5,277)
GBP	417,825	05/15/2033	1M	MSI	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	(11,919)	(11,919)
EUR	46,376	05/20/2033	1M	GST	Bilfinger SE	12 Month EUR STR	0	(655)	(655)
EUR	50,511	05/15/2033	1M	MSI	Bilfinger SE	12 Month EUR STR	0	(1,359)	(1,359)
EUR	111,667	05/05/2028	1M	JPM	Bilfinger SE	12 Month EUR STR	0	(4,185)	(4,185)
USD	293,031	05/15/2033	1M	MSI	Blackrock, Inc.	1 day USD OBFR	0	(807)	(807)
USD	35,342	05/15/2033	1M	MSI	Block, Inc.	1 day USD OBFR	0	(246)	(246)
USD	49,476	05/20/2033	1M	GST	Boot Barn Holdings, Inc.	1 day USD OBFR	0	(1,799)	(1,799)
USD	43,075	05/15/2033	1M	MSI	Boot Barn Holdings, Inc.	1 day USD OBFR	0	(1,954)	(1,954)
USD	27,458	05/20/2033	1M	GST	Bridgebio Pharma, Inc.	1 day USD OBFR	0	(228)	(228)
GBP	46,695	05/05/2028	1M	JPM	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	(51)	(51)
GBP	161,809	05/20/2033	1M	GST	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	(2,885)	(2,885)
USD	95,757	05/15/2033	1M	MSI	Broadcom, Inc.	1 day USD OBFR	0	(1,162)	(1,162)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	5,786	05/15/2033	1M	MSI	Bunge Global SA	1 day USD OBFR	$0	$(475)	$(475)
USD	6,506	05/20/2033	1M	GST	Bunge Global SA	1 day USD OBFR	0	(770)	(770)
USD	11,373	05/15/2033	1M	MSI	Cameco Corp.	1 day USD OBFR	0	(575)	(575)
USD	19,081	05/15/2033	1M	MSI	Carpenter Technology Corp.	1 day USD OBFR	0	(1,412)	(1,412)
USD	41,877	05/15/2033	1M	MSI	Caterpillar, Inc.	1 day USD OBFR	0	(4,327)	(4,327)
USD	15,574	05/20/2033	1M	GST	Celcuity, Inc.	1 day USD OBFR	0	(285)	(285)
USD	33,812	05/15/2033	1M	MSI	Celestica, Inc.	1 day USD OBFR	0	(336)	(336)
USD	32,308	05/20/2033	1M	GST	Ceribell, Inc.	1 day USD OBFR	0	(1,297)	(1,297)
USD	38,087	05/15/2033	1M	MSI	Chewy, Inc.	1 day USD OBFR	0	(1,294)	(1,294)
USD	4,625	05/05/2028	1M	JPM	Chroma ATE, Inc.	1 day USD OBFR	0	(271)	(271)
USD	25,652	05/15/2033	1M	MSI	Churchill Downs, Inc.	1 day USD OBFR	0	(109)	(109)
CHF	62,630	05/20/2033	1M	GST	Cie Financiere Richemont SA	12 Month CHF SARON	0	(1,808)	(1,808)
CHF	239,472	05/15/2033	1M	MSI	Cie Financiere Richemont SA	12 Month CHF SARON	0	(5,446)	(5,446)
USD	208,245	05/15/2033	1M	MSI	Ciena Corp.	1 day USD OBFR	0	(6,900)	(6,900)
USD	14,656	05/15/2033	1M	MSI	CMS Energy Corp.	1 day USD OBFR	0	(402)	(402)
USD	128,633	05/20/2033	1M	GST	CMS Energy Corp.	1 day USD OBFR	0	(1,571)	(1,571)
USD	304,617	05/15/2033	1M	MSI	Coca-Cola Co.	1 day USD OBFR	0	(3,308)	(3,308)
USD	37,885	05/15/2033	1M	MSI	Cogent Biosciences, Inc.	1 day USD OBFR	0	(357)	(357)
USD	20,406	05/15/2033	1M	MSI	Coherent Corp.	1 day USD OBFR	0	(2,267)	(2,267)
USD	46,520	05/20/2033	1M	GST	Coherent Corp.	1 day USD OBFR	0	(3,669)	(3,669)
USD	3,196	05/20/2033	1M	GST	Cohu, Inc.	1 day USD OBFR	0	(221)	(221)
USD	45,554	05/15/2033	1M	MSI	Cohu, Inc.	1 day USD OBFR	0	(4,762)	(4,762)
USD	390	05/05/2028	1M	JPM	Corning, Inc.	1 day USD OBFR	0	(113)	(113)
USD	47,002	05/20/2033	1M	GST	Corning, Inc.	1 day USD OBFR	0	(4,559)	(4,559)
USD	37,796	05/15/2033	1M	MSI	Corning, Inc.	1 day USD OBFR	0	(7,796)	(7,796)
USD	31,943	05/20/2033	1M	GST	Coupang, Inc.	1 day USD OBFR	0	(175)	(175)
USD	26,548	05/15/2033	1M	MSI	Coupang, Inc.	1 day USD OBFR	0	(1,631)	(1,631)
USD	261,118	05/15/2033	1M	MSI	Crown Castle, Inc.	1 day USD OBFR	0	(3,529)	(3,529)
USD	25,973	05/15/2033	1M	MSI	CTCI Corp.	1 day USD OBFR	0	(3,615)	(3,615)
USD	16,105	05/20/2033	1M	GST	Cullinan Therapeutics, Inc.	1 day USD OBFR	0	(1,288)	(1,288)
USD	26,523	05/15/2033	1M	MSI	CVS Health Corp.	1 day USD OBFR	0	(669)	(669)
USD	9,997	05/15/2033	1M	MSI	Cytokinetics, Inc.	1 day USD OBFR	0	(664)	(664)
USD	36,205	05/20/2033	1M	GST	Cytokinetics, Inc.	1 day USD OBFR	0	(1,034)	(1,034)
JPY	5,097	05/15/2033	1M	MSI	Daifuku Co., Ltd.	12 Month JPY TONA	0	(645)	(645)
JPY	16,539	05/05/2028	1M	JPM	Daifuku Co., Ltd.	12 Month JPY TONA	0	(3,157)	(3,157)
USD	13,675	05/20/2033	1M	GST	Danaher Corp.	1 day USD OBFR	0	(417)	(417)
USD	16,408	05/20/2033	1M	GST	Definium Therapeutics, Inc.	1 day USD OBFR	0	(132)	(132)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	42,485	05/20/2033	1M	GST	Delta Electronics, Inc.	1 day USD OBFR	$0	$(1,928)	$(1,928)
USD	58,307	05/15/2033	1M	MSI	Delta Electronics, Inc.	1 day USD OBFR	0	(8,216)	(8,216)
USD	19,932	05/20/2033	1M	GST	Dick's Sporting Goods, Inc.	1 day USD OBFR	0	(1,712)	(1,712)
USD	30,289	05/15/2033	1M	MSI	Dick's Sporting Goods, Inc.	1 day USD OBFR	0	(1,882)	(1,882)
USD	28,189	05/05/2028	1M	JPM	Dominion Energy, Inc.	1 day USD OBFR	0	(37)	(37)
USD	4,573	05/20/2033	1M	GST	Dominion Energy, Inc.	1 day USD OBFR	0	(77)	(77)
USD	100,990	05/15/2033	1M	MSI	Dominion Energy, Inc.	1 day USD OBFR	0	(2,561)	(2,561)
DKK	28,415	05/05/2028	1M	JPM	DSV AS	1 Month DKK CIBOR	0	(2,881)	(2,881)
DKK	62,069	05/15/2033	1M	MSI	DSV AS	1 Month DKK CIBOR	0	(10,470)	(10,470)
DKK	141,205	05/20/2033	1M	GST	DSV AS	1 Month DKK CIBOR	0	(21,171)	(21,171)
JPY	65,591	05/15/2033	1M	MSI	Ebara Corp.	12 Month JPY TONA	0	(8,168)	(8,168)
JPY	82,169	05/05/2028	1M	JPM	Ebara Corp.	12 Month JPY TONA	0	(10,083)	(10,083)
USD	5,054	05/05/2028	1M	JPM	EchoStar Corp.	1 day USD OBFR	0	(261)	(261)
USD	102,679	05/15/2033	1M	MSI	EchoStar Corp.	1 day USD OBFR	0	(13,207)	(13,207)
EUR	60,704	05/15/2033	1M	MSI	Elis SA	12 Month EUR STR	0	(880)	(880)
EUR	166,564	05/20/2033	1M	GST	Elis SA	12 Month EUR STR	0	(2,422)	(2,422)
USD	15,133	05/05/2028	1M	JPM	Elite Material Co., Ltd.	1 day USD OBFR	0	(1,693)	(1,693)
USD	133,994	05/15/2033	1M	MSI	Elite Material Co., Ltd.	1 day USD OBFR	0	(11,297)	(11,297)
USD	2,114	05/15/2033	1M	MSI	Enphase Energy, Inc.	1 day USD OBFR	0	(312)	(312)
USD	57,954	05/20/2033	1M	GST	Erasca, Inc.	1 day USD OBFR	0	(1,943)	(1,943)
EUR	212,483	05/15/2033	1M	MSI	Erste Group Bank AG	12 Month EUR STR	0	(3,709)	(3,709)
USD	9,672	05/20/2033	1M	GST	Evercore, Inc.	1 day USD OBFR	0	(376)	(376)
USD	28,999	05/15/2033	1M	MSI	Evercore, Inc.	1 day USD OBFR	0	(2,713)	(2,713)
USD	39,020	05/20/2033	1M	GST	Exelon Corp.	1 day USD OBFR	0	(119)	(119)
USD	1,676	05/05/2028	1M	JPM	F5, Inc.	1 day USD OBFR	0	(66)	(66)
USD	32,130	05/20/2033	1M	GST	F5, Inc.	1 day USD OBFR	0	(729)	(729)
JPY	9,992	05/05/2028	1M	JPM	FANUC Corp.	12 Month JPY TONA	0	(890)	(890)
USD	8,508	05/15/2033	1M	MSI	Fedex Freight Holding Co., Inc.	1 day USD OBFR	0	(76)	(76)
JPY	55,449	05/05/2028	1M	JPM	Ferrotec Corp.	12 Month JPY TONA	0	(5,995)	(5,995)
USD	16,683	05/15/2033	1M	MSI	Fervo Energy Co.	1 day USD OBFR	0	(1,378)	(1,378)
USD	100,294	05/15/2033	1M	MSI	Fifth Third Bancorp	1 day USD OBFR	0	(2,493)	(2,493)
USD	480,233	05/20/2033	1M	GST	Fifth Third Bancorp	1 day USD OBFR	0	(7,611)	(7,611)
USD	13,070	05/20/2033	1M	GST	Flex Ltd.	1 day USD OBFR	0	(671)	(671)
USD	64,941	05/15/2033	1M	MSI	Flex Ltd.	1 day USD OBFR	0	(7,156)	(7,156)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	35,277	05/15/2033	1M	MSI	FTAI Aviation Ltd.	1 day USD OBFR	$0	$(1,287)	$(1,287)
JPY	3,813	05/05/2028	1M	JPM	Fujikura Ltd.	12 Month JPY TONA	0	(479)	(479)
JPY	3,967	05/15/2033	1M	MSI	Fujikura Ltd.	12 Month JPY TONA	0	(868)	(868)
JPY	80,162	05/20/2033	1M	GST	Fujikura Ltd.	12 Month JPY TONA	0	(11,109)	(11,109)
JPY	36,084	05/05/2028	1M	JPM	Fukuoka Financial Group, Inc.	12 Month JPY TONA	0	(60)	(60)
JPY	247,929	05/15/2033	1M	MSI	Fukuoka Financial Group, Inc.	12 Month JPY TONA	0	(9,439)	(9,439)
CHF	62,579	05/05/2028	1M	JPM	Galderma Group AG	12 Month CHF SARON	0	(760)	(760)
USD	1,152	05/05/2028	1M	JPM	GE Vernova, Inc.	1 day USD OBFR	0	(162)	(162)
USD	4,221	05/15/2033	1M	MSI	GE Vernova, Inc.	1 day USD OBFR	0	(260)	(260)
CHF	16,560	05/05/2028	1M	JPM	Geberit AG	12 Month CHF SARON	0	(36)	(36)
USD	211,244	05/15/2033	1M	MSI	General Electric Co.	1 day USD OBFR	0	(603)	(603)
GBP	2,973	05/05/2028	1M	JPM	Genus PLC	12 Month GBP WMBA SONIA Compound	0	(69)	(69)
USD	19,748	05/20/2033	1M	GST	Globalwafers Co., Ltd.	1 day USD OBFR	0	(6,780)	(6,780)
USD	86,871	05/05/2028	1M	JPM	Globalwafers Co., Ltd.	1 day USD OBFR	0	(37,536)	(37,536)
USD	27,692	05/05/2028	1M	JPM	Globus Medical, Inc.	1 day USD OBFR	0	(588)	(588)
USD	183,769	05/05/2028	1M	JPM	Goldman Sachs Group, Inc.	1 day USD OBFR	0	(1,479)	(1,479)
USD	826,456	05/15/2033	1M	MSI	Goldman Sachs Group, Inc.	1 day USD OBFR	0	(90,167)	(90,167)
USD	21,511	05/15/2033	1M	MSI	Guardant Health, Inc.	1 day USD OBFR	0	(128)	(128)
USD	25,267	05/15/2033	1M	MSI	HA Sustainable Infrastructure Capital, Inc.	1 day USD OBFR	0	(349)	(349)
JPY	241,648	05/15/2033	1M	MSI	Hachijuni Nagano Bank Ltd.	12 Month JPY TONA	0	(13,613)	(13,613)
GBP	147,899	05/20/2033	1M	GST	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	(3,330)	(3,330)
USD	17,660	05/20/2033	1M	GST	Halliburton Co.	1 day USD OBFR	0	(1,439)	(1,439)
USD	176,581	05/15/2033	1M	MSI	Hana Financial Group, Inc.	1 day USD OBFR	0	(8,937)	(8,937)
USD	55,232	05/05/2028	1M	JPM	Hanwha Aerospace Co., Ltd.	1 day USD OBFR	0	(7,130)	(7,130)
JPY	4,325	05/05/2028	1M	JPM	Harmonic Drive Systems, Inc.	12 Month JPY TONA	0	(1,442)	(1,442)
SEK	44,052	05/20/2033	1M	GST	Haypp Group AB	12 Month SEK STIBOR	0	(153)	(153)
SEK	11,753	12/10/2029	1M	CBK	Haypp Group AB	12 Month SEK STIBOR	0	(286)	(286)
EUR	63,255	05/20/2033	1M	GST	Heidelberg Materials AG	12 Month EUR STR	0	(3,073)	(3,073)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	53,173	05/05/2028	1M	JPM	Heidelberg Materials AG	12 Month EUR STR	$0	$(3,673)	$(3,673)
EUR	54,021	05/15/2033	1M	MSI	Heidelberg Materials AG	12 Month EUR STR	0	(3,864)	(3,864)
GBP	34,811	05/20/2033	1M	GST	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	(1,170)	(1,170)
GBP	50,268	05/15/2033	1M	MSI	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	(1,684)	(1,684)
USD	15,525	05/20/2033	1M	GST	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(141)	(141)
USD	14,453	05/15/2033	1M	MSI	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(352)	(352)
USD	225,283	05/05/2028	1M	JPM	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(7,029)	(7,029)
GBP	157,195	05/15/2033	1M	MSI	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(5,700)	(5,700)
GBP	236,376	05/20/2033	1M	GST	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(6,392)	(6,392)
JPY	14,329	05/15/2033	1M	MSI	Hokuhoku Financial Group, Inc.	12 Month JPY TONA	0	(617)	(617)
CHF	28,756	05/20/2033	1M	GST	Holcim AG	12 Month CHF SARON	0	(475)	(475)
CHF	31,159	05/15/2033	1M	MSI	Holcim AG	12 Month CHF SARON	0	(1,036)	(1,036)
CHF	64,170	05/05/2028	1M	JPM	Holcim AG	12 Month CHF SARON	0	(3,313)	(3,313)
USD	47,392	05/15/2033	1M	MSI	Hon Precision, Inc.	1 day USD OBFR	0	(3,928)	(3,928)
USD	315	05/05/2028	1M	JPM	Honeywell Aerospace, Inc.	1 day USD OBFR	0	(109)	(109)
USD	14,610	05/15/2033	1M	MSI	Honeywell Aerospace, Inc.	1 day USD OBFR	0	(138)	(138)
JPY	41,060	05/20/2033	1M	GST	Hoya Corp.	12 Month JPY TONA	0	(1,700)	(1,700)
USD	6,291	05/20/2033	1M	GST	Humana, Inc.	1 day USD OBFR	0	(470)	(470)
USD	25,076	05/15/2033	1M	MSI	Humana, Inc.	1 day USD OBFR	0	(3,608)	(3,608)
USD	11,581	05/15/2033	1M	MSI	Hyosung Heavy Industries Corp.	1 day USD OBFR	0	(1,644)	(1,644)
USD	84,381	05/05/2028	1M	JPM	Hyosung Heavy Industries Corp.	1 day USD OBFR	0	(14,820)	(14,820)
USD	68,556	05/05/2028	1M	JPM	Hyundai Department Store Co., Ltd.	1 day USD OBFR	0	(19,299)	(19,299)
USD	42,210	05/15/2033	1M	MSI	Hyundai Rotem Co., Ltd.	1 day USD OBFR	0	(7,243)	(7,243)
USD	74,353	05/05/2028	1M	JPM	Hyundai Rotem Co., Ltd.	1 day USD OBFR	0	(19,939)	(19,939)
CAD	65,969	05/15/2033	1M	MSI	iA Financial Corp., Inc.	6 Month CAD CORRA	0	(181)	(181)
JPY	25,556	05/15/2033	1M	MSI	Ibiden Co., Ltd.	12 Month JPY TONA	0	(1,430)	(1,430)
JPY	110,162	05/05/2028	1M	JPM	Ibiden Co., Ltd.	12 Month JPY TONA	0	(28,515)	(28,515)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	17,162	05/20/2033	1M	GST	Ichor Holdings Ltd.	1 day USD OBFR	$0	$(1,205)	$(1,205)
USD	32,006	05/15/2033	1M	MSI	Ichor Holdings Ltd.	1 day USD OBFR	0	(6,414)	(6,414)
USD	7,317	05/15/2033	1M	MSI	IDACORP, Inc.	1 day USD OBFR	0	(314)	(314)
USD	14,850	05/20/2033	1M	GST	IDACORP, Inc.	1 day USD OBFR	0	(416)	(416)
USD	64,364	05/05/2028	1M	JPM	IDACORP, Inc.	1 day USD OBFR	0	(3,485)	(3,485)
GBP	76,642	05/20/2033	1M	GST	IMI PLC	12 Month GBP WMBA SONIA Compound	0	(426)	(426)
USD	15,768	05/20/2033	1M	GST	Immunovant, Inc.	1 day USD OBFR	0	(514)	(514)
GBP	150,989	05/20/2033	1M	GST	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	(1,112)	(1,112)
CHF	19,194	05/20/2033	1M	GST	Implenia AG	12 Month CHF SARON	0	(597)	(597)
CHF	59,127	05/15/2033	1M	MSI	Implenia AG	12 Month CHF SARON	0	(3,344)	(3,344)
EUR	96,315	05/20/2033	1M	GST	Infineon Technologies AG	12 Month EUR STR	0	(2,822)	(2,822)
EUR	76,979	05/15/2033	1M	MSI	Infineon Technologies AG	12 Month EUR STR	0	(5,931)	(5,931)
USD	35,317	05/20/2033	1M	GST	Insmed, Inc.	1 day USD OBFR	0	(2,779)	(2,779)
USD	111,810	05/15/2033	1M	MSI	Intel Corp.	1 day USD OBFR	0	(3,570)	(3,570)
USD	59,983	05/20/2033	1M	GST	Intel Corp.	1 day USD OBFR	0	(4,239)	(4,239)
USD	37,882	05/05/2028	1M	JPM	Intel Corp.	1 day USD OBFR	0	(9,920)	(9,920)
USD	147,009	05/15/2033	1M	MSI	Interactive Brokers Group, Inc.	1 day USD OBFR	0	(9,833)	(9,833)
EUR	63,557	05/20/2033	1M	GST	IPSOS SA	12 Month EUR STR	0	(1,357)	(1,357)
USD	63,655	05/15/2033	1M	MSI	Iron Mountain, Inc.	1 day USD OBFR	0	(783)	(783)
USD	3,306	05/05/2028	1M	JPM	IsuPetasys Co., Ltd.	1 day USD OBFR	0	(752)	(752)
USD	7,365	05/20/2033	1M	GST	IsuPetasys Co., Ltd.	1 day USD OBFR	0	(774)	(774)
USD	28,103	05/15/2033	1M	MSI	IsuPetasys Co., Ltd.	1 day USD OBFR	0	(7,208)	(7,208)
EUR	74,211	05/15/2033	1M	MSI	Italgas SpA	12 Month EUR STR	0	(7,883)	(7,883)
EUR	155,046	05/20/2033	1M	GST	Italgas SpA	12 Month EUR STR	0	(17,069)	(17,069)
JPY	63,765	05/15/2033	1M	MSI	Japan Exchange Group, Inc.	12 Month JPY TONA	0	(2,449)	(2,449)
JPY	17,314	05/05/2028	1M	JPM	JX Advanced Metals Corp.	12 Month JPY TONA	0	(1,331)	(1,331)
JPY	25,905	05/15/2033	1M	MSI	JX Advanced Metals Corp.	12 Month JPY TONA	0	(2,649)	(2,649)
JPY	66,902	05/05/2028	1M	JPM	Keiyo Bank Ltd.	12 Month JPY TONA	0	(950)	(950)
JPY	77,567	05/15/2033	1M	MSI	Keiyo Bank Ltd.	12 Month JPY TONA	0	(2,425)	(2,425)
PLN	25,376	05/15/2033	1M	MSI	KGHM Polska Miedz SA	12 Month PLN WIBOR	0	(274)	(274)
JPY	29,144	05/05/2028	1M	JPM	Kioxia Holdings Corp.	12 Month JPY TONA	0	(13,322)	(13,322)
JPY	122,107	05/15/2033	1M	MSI	Kioxia Holdings Corp.	12 Month JPY TONA	0	(42,694)	(42,694)
USD	67,256	05/15/2033	1M	MSI	Kirby Corp.	1 day USD OBFR	0	(5,096)	(5,096)
USD	88,853	05/20/2033	1M	GST	KLA Corp.	1 day USD OBFR	0	(10,606)	(10,606)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	47,356	05/15/2033	1M	MSI	Kokusai Electric Corp.	12 Month JPY TONA	$0	$(9,527)	$(9,527)
JPY	76,741	05/20/2033	1M	GST	Kokusai Electric Corp.	12 Month JPY TONA	0	(15,823)	(15,823)
EUR	4,862	05/05/2028	1M	JPM	Konecranes OYJ	12 Month EUR STR	0	(37)	(37)
EUR	41,605	05/20/2033	1M	GST	Konecranes OYJ	12 Month EUR STR	0	(282)	(282)
EUR	5,425	05/05/2028	1M	JPM	Koninklijke Heijmans NV	12 Month EUR STR	0	(832)	(832)
EUR	74,542	05/20/2033	1M	GST	Koninklijke Heijmans NV	12 Month EUR STR	0	(1,790)	(1,790)
EUR	37,156	05/15/2033	1M	MSI	Koninklijke Heijmans NV	12 Month EUR STR	0	(1,917)	(1,917)
USD	5,018	05/15/2033	1M	MSI	Kratos Defense & Security Solutions, Inc.	1 day USD OBFR	0	(311)	(311)
USD	8,108	05/20/2033	1M	GST	Kymera Therapeutics, Inc.	1 day USD OBFR	0	(353)	(353)
JPY	233,153	05/15/2033	1M	MSI	Kyoto Financial Group, Inc.	12 Month JPY TONA	0	(17,488)	(17,488)
JPY	162,114	05/15/2033	1M	MSI	Kyushu Financial Group, Inc.	12 Month JPY TONA	0	(10,463)	(10,463)
USD	1,227	05/20/2033	1M	GST	Lam Research Corp.	1 day USD OBFR	0	(55)	(55)
USD	94,204	05/05/2028	1M	JPM	Lam Research Corp.	1 day USD OBFR	0	(15,381)	(15,381)
USD	27,144	05/20/2033	1M	GST	Lantheus Holdings, Inc.	1 day USD OBFR	0	(1,238)	(1,238)
USD	54,038	05/15/2033	1M	MSI	Lantheus Holdings, Inc.	1 day USD OBFR	0	(2,424)	(2,424)
USD	51,018	05/05/2028	1M	JPM	LG Chem Ltd.	1 day USD OBFR	0	(314)	(314)
USD	19,046	05/20/2033	1M	GST	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	0	(205)	(205)
USD	110,600	05/15/2033	1M	MSI	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	0	(2,068)	(2,068)
USD	3,584	05/20/2033	1M	GST	Linde PLC	1 day USD OBFR	0	(226)	(226)
USD	49,807	05/15/2033	1M	MSI	Linde PLC	1 day USD OBFR	0	(3,404)	(3,404)
USD	22,305	05/15/2033	1M	MSI	Live Nation Entertainment, Inc.	1 day USD OBFR	0	(539)	(539)
USD	30,426	05/05/2028	1M	JPM	Live Nation Entertainment, Inc.	1 day USD OBFR	0	(1,521)	(1,521)
USD	65,290	05/20/2033	1M	GST	Live Nation Entertainment, Inc.	1 day USD OBFR	0	(2,430)	(2,430)
USD	40,859	05/05/2028	1M	JPM	Lotte Shopping Co., Ltd.	1 day USD OBFR	0	(11,007)	(11,007)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	7,592	05/15/2033	1M	MSI	Lottomatica Group SpA	12 Month EUR STR	$0	$(144)	$(144)
EUR	10,615	05/05/2028	1M	JPM	Lottomatica Group SpA	12 Month EUR STR	0	(549)	(549)
EUR	85,322	05/20/2033	1M	GST	Lottomatica Group SpA	12 Month EUR STR	0	(4,361)	(4,361)
CAD	7,722	05/15/2033	1M	MSI	Lunr Royalties Corp.	6 Month CAD CORRA	0	(12)	(12)
USD	15,120	05/15/2033	1M	MSI	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	(656)	(656)
USD	22,024	05/20/2033	1M	GST	Madrigal Pharmaceuticals, Inc.	1 day USD OBFR	0	(2,396)	(2,396)
EUR	29,678	05/15/2033	1M	MSI	Magnum Ice Cream Co. NV	12 Month EUR STR	0	(462)	(462)
EUR	82,287	05/20/2033	1M	GST	Magnum Ice Cream Co. NV	12 Month EUR STR	0	(983)	(983)
USD	120,929	05/15/2033	1M	MSI	Maplebear, Inc.	1 day USD OBFR	0	(7,645)	(7,645)
USD	8,996	05/20/2033	1M	GST	Maravai LifeSciences Holdings, Inc.	1 day USD OBFR	0	(541)	(541)
USD	2,846	05/20/2033	1M	GST	Marvell Technology, Inc.	1 day USD OBFR	0	(33)	(33)
USD	62,567	05/05/2028	1M	JPM	Marvell Technology, Inc.	1 day USD OBFR	0	(15,489)	(15,489)
USD	96,460	05/20/2033	1M	GST	Matador Resources Co.	1 day USD OBFR	0	(6,458)	(6,458)
USD	204,822	05/15/2033	1M	MSI	Matador Resources Co.	1 day USD OBFR	0	(10,700)	(10,700)
USD	10,050	05/15/2033	1M	MSI	Materials Select Sector SPDR ETF	1 day USD OBFR	0	(14)	(14)
USD	26,606	05/15/2033	1M	MSI	Materion Corp.	1 day USD OBFR	0	(4,257)	(4,257)
USD	54,835	05/05/2028	1M	JPM	McDonald's Corp.	1 day USD OBFR	0	(977)	(977)
USD	22,268	05/20/2033	1M	GST	MDU Resources Group, Inc.	1 day USD OBFR	0	(982)	(982)
USD	79,611	05/20/2033	1M	GST	MediaTek, Inc.	1 day USD OBFR	0	(315)	(315)
USD	104,762	05/05/2028	1M	JPM	MediaTek, Inc.	1 day USD OBFR	0	(12,778)	(12,778)
USD	347,899	05/15/2033	1M	MSI	MediaTek, Inc.	1 day USD OBFR	0	(17,153)	(17,153)
EUR	17,086	05/05/2028	1M	JPM	Melia Hotels International SA	12 Month EUR STR	0	(1,176)	(1,176)
EUR	168,731	05/20/2033	1M	GST	Merlin Properties Socimi SA	12 Month EUR STR	0	(89)	(89)
USD	39,019	05/05/2028	1M	JPM	Meta Platforms, Inc.	1 day USD OBFR	0	(2,833)	(2,833)
USD	204,400	05/20/2033	1M	GST	Meta Platforms, Inc.	1 day USD OBFR	0	(27,923)	(27,923)
USD	445,810	05/15/2033	1M	MSI	Meta Platforms, Inc.	1 day USD OBFR	0	(61,680)	(61,680)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	86,414	05/20/2033	1M	GST	MGM Resorts International	1 day USD OBFR	$0	$(3,202)	$(3,202)
USD	4,549	05/15/2033	1M	MSI	Micron Technology, Inc.	1 day USD OBFR	0	(434)	(434)
USD	32,887	05/20/2033	1M	GST	Micron Technology, Inc.	1 day USD OBFR	0	(1,612)	(1,612)
JPY	1,773	05/05/2028	1M	JPM	Micronics Japan Co., Ltd.	12 Month JPY TONA	0	(262)	(262)
JPY	24,231	05/15/2033	1M	MSI	Mitsubishi Gas Chemical Co., Inc.	12 Month JPY TONA	0	(3,304)	(3,304)
JPY	42,286	05/05/2028	1M	JPM	Mitsui Kinzoku Co., Ltd.	12 Month JPY TONA	0	(8,473)	(8,473)
JPY	59,706	05/05/2028	1M	JPM	Mizuho Financial Group, Inc.	12 Month JPY TONA	0	(643)	(643)
JPY	336,162	05/15/2033	1M	MSI	Mizuho Financial Group, Inc.	12 Month JPY TONA	0	(20,462)	(20,462)
USD	41,222	05/20/2033	1M	GST	MKS, Inc.	1 day USD OBFR	0	(2,256)	(2,256)
USD	39,272	05/15/2033	1M	MSI	MKS, Inc.	1 day USD OBFR	0	(6,255)	(6,255)
USD	20,405	05/20/2033	1M	GST	Moderna, Inc.	1 day USD OBFR	0	(1,602)	(1,602)
USD	6,495	05/15/2033	1M	MSI	Modine Manufacturing Co.	1 day USD OBFR	0	(865)	(865)
USD	63,543	05/15/2033	1M	MSI	Mondelez International, Inc.	1 day USD OBFR	0	(2,604)	(2,604)
USD	7,158	05/05/2028	1M	JPM	MongoDB, Inc.	1 day USD OBFR	0	(409)	(409)
USD	48,650	05/15/2033	1M	MSI	Monster Beverage Corp.	1 day USD OBFR	0	(557)	(557)
JPY	898	05/15/2033	1M	MSI	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(196)	(196)
JPY	82,751	05/20/2033	1M	GST	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(9,023)	(9,023)
USD	114,496	05/15/2033	1M	MSI	Murphy USA, Inc.	1 day USD OBFR	0	(237)	(237)
USD	25,228	05/15/2033	1M	MSI	NAURA Technology Group Co., Ltd.	1 day USD OBFR	0	(1,960)	(1,960)
USD	81,925	05/05/2028	1M	JPM	NAURA Technology Group Co., Ltd.	1 day USD OBFR	0	(11,110)	(11,110)
USD	1,477	05/20/2033	1M	GST	Navitas Semiconductor Corp.	1 day USD OBFR	0	(87)	(87)
CAD	15,841	05/20/2033	1M	GST	NexGen Energy Ltd.	6 Month CAD CORRA	0	(255)	(255)
USD	17,039	05/15/2033	1M	MSI	NexGen Energy Ltd.	1 day USD OBFR	0	(184)	(184)
USD	44,852	05/15/2033	1M	MSI	Nextpower, Inc.	1 day USD OBFR	0	(7,916)	(7,916)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	81,399	05/20/2033	1M	GST	Nextpower, Inc.	1 day USD OBFR	$0	$(8,604)	$(8,604)
JPY	2,027	05/05/2028	1M	JPM	NHK Spring Co., Ltd.	12 Month JPY TONA	0	(262)	(262)
JPY	7,353	05/15/2033	1M	MSI	NIDEC Corp.	12 Month JPY TONA	0	(216)	(216)
USD	23,815	05/15/2033	1M	MSI	NiSource, Inc.	1 day USD OBFR	0	(511)	(511)
USD	45,098	05/20/2033	1M	GST	NiSource, Inc.	1 day USD OBFR	0	(636)	(636)
USD	33,876	05/05/2028	1M	JPM	NiSource, Inc.	1 day USD OBFR	0	(1,670)	(1,670)
JPY	42,853	05/15/2033	1M	MSI	Niterra Co., Ltd.	12 Month JPY TONA	0	(4,569)	(4,569)
JPY	11,643	05/15/2033	1M	MSI	Nitto Boseki Co., Ltd.	12 Month JPY TONA	0	(2,809)	(2,809)
JPY	47,148	05/05/2028	1M	JPM	Nitto Boseki Co., Ltd.	12 Month JPY TONA	0	(10,974)	(10,974)
SEK	53,150	05/15/2033	1M	MSI	NOBA Bank Group AB	12 Month SEK STIBOR	0	(1,941)	(1,941)
JPY	105,916	05/15/2033	1M	MSI	Nomura Holdings, Inc.	12 Month JPY TONA	0	(6,302)	(6,302)
JPY	7,945	05/15/2033	1M	MSI	North Pacific Bank Ltd.	12 Month JPY TONA	0	(357)	(357)
USD	10,395	05/15/2033	1M	MSI	Nova Ltd.	1 day USD OBFR	0	(1,795)	(1,795)
USD	42,451	05/20/2033	1M	GST	Nova Ltd.	1 day USD OBFR	0	(4,145)	(4,145)
USD	25,613	05/20/2033	1M	GST	NVIDIA Corp.	1 day USD OBFR	0	(319)	(319)
USD	339,350	05/15/2033	1M	MSI	NVIDIA Corp.	1 day USD OBFR	0	(17,748)	(17,748)
USD	22,977	05/20/2033	1M	GST	NXP Semiconductors NV	1 day USD OBFR	0	(3,270)	(3,270)
USD	26,061	05/05/2028	1M	JPM	NXP Semiconductors NV	1 day USD OBFR	0	(4,520)	(4,520)
USD	61,297	05/20/2033	1M	GST	ON Semiconductor Corp.	1 day USD OBFR	0	(3,599)	(3,599)
USD	30,830	05/15/2033	1M	MSI	ONE Gas, Inc.	1 day USD OBFR	0	(158)	(158)
USD	200,452	05/15/2033	1M	MSI	O'Reilly Automotive, Inc.	1 day USD OBFR	0	(3,346)	(3,346)
JPY	151,187	05/15/2033	1M	MSI	ORIX Corp.	12 Month JPY TONA	0	(6,160)	(6,160)
USD	40,725	05/20/2033	1M	GST	Palantir Technologies, Inc.	1 day USD OBFR	0	(3,561)	(3,561)
EUR	18,502	05/15/2033	1M	MSI	Palfinger AG	12 Month EUR STR	0	(1,584)	(1,584)
EUR	39,552	05/05/2028	1M	JPM	Palfinger AG	12 Month EUR STR	0	(4,548)	(4,548)
JPY	2,049	05/05/2028	1M	JPM	Panasonic Holdings Corp.	12 Month JPY TONA	0	(164)	(164)
USD	227,000	05/05/2028	1M	JPM	Penn Entertainment, Inc.	1 day USD OBFR	0	(6,118)	(6,118)
EUR	17,224	05/15/2033	1M	MSI	Permanent TSB Group Holdings PLC	12 Month EUR STR	0	(99)	(99)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	51,362	05/20/2033	1M	GST	Permanent TSB Group Holdings PLC	12 Month EUR STR	$0	$(638)	$(638)
USD	135,947	05/15/2033	1M	MSI	Philip Morris International, Inc.	1 day USD OBFR	0	(2,373)	(2,373)
USD	23,448	05/15/2033	1M	MSI	Pinnacle West Capital Corp.	1 day USD OBFR	0	(1,332)	(1,332)
USD	49,217	05/20/2033	1M	GST	Pinnacle West Capital Corp.	1 day USD OBFR	0	(2,459)	(2,459)
USD	8,459	05/15/2033	1M	MSI	Piotech, Inc.	1 day USD OBFR	0	(1,154)	(1,154)
USD	28,060	05/05/2028	1M	JPM	Piotech, Inc.	1 day USD OBFR	0	(5,554)	(5,554)
USD	1,206	05/20/2033	1M	GST	Pool Corp.	1 day USD OBFR	0	(92)	(92)
USD	3,440	05/15/2033	1M	MSI	Pool Corp.	1 day USD OBFR	0	(283)	(283)
USD	16,082	05/20/2033	1M	GST	PPG Industries, Inc.	1 day USD OBFR	0	(720)	(720)
USD	43,241	05/15/2033	1M	MSI	PPG Industries, Inc.	1 day USD OBFR	0	(1,796)	(1,796)
AUD	131,265	05/15/2033	1M	MSI	QBE Insurance Group Ltd.	1 day AUD AONIA	0	(2,587)	(2,587)
USD	164,964	05/05/2028	1M	JPM	Quanta Computer, Inc.	1 day USD OBFR	0	(32,364)	(32,364)
USD	5,035	05/15/2033	1M	MSI	RBC Bearings, Inc.	1 day USD OBFR	0	(73)	(73)
USD	123,513	05/15/2033	1M	MSI	Red Rock Resorts, Inc.	1 day USD OBFR	0	(433)	(433)
USD	16,711	05/20/2033	1M	GST	Reddit, Inc.	1 day USD OBFR	0	(3,769)	(3,769)
USD	44,831	05/15/2033	1M	MSI	Reddit, Inc.	1 day USD OBFR	0	(11,351)	(11,351)
USD	6,613	05/15/2033	1M	MSI	Regal Rexnord Corp.	1 day USD OBFR	0	(250)	(250)
USD	39,933	05/20/2033	1M	GST	Relay Therapeutics, Inc.	1 day USD OBFR	0	(729)	(729)
JPY	61,176	05/05/2028	1M	JPM	Renesas Electronics Corp.	12 Month JPY TONA	0	(18,727)	(18,727)
JPY	173,674	05/15/2033	1M	MSI	Renesas Electronics Corp.	12 Month JPY TONA	0	(45,091)	(45,091)
USD	37,814	05/20/2033	1M	GST	Rhythm Pharmaceuticals, Inc.	1 day USD OBFR	0	(2,184)	(2,184)
USD	5,726	05/20/2033	1M	GST	Rice Acquisition Corp. 3	1 day USD OBFR	0	(188)	(188)
JPY	3,999	05/20/2033	1M	GST	Rigaku Holdings Corp.	12 Month JPY TONA	0	(408)	(408)
JPY	20,892	05/05/2028	1M	JPM	Rigaku Holdings Corp.	12 Month JPY TONA	0	(3,246)	(3,246)
JPY	26,728	05/15/2033	1M	MSI	Rigaku Holdings Corp.	12 Month JPY TONA	0	(6,240)	(6,240)
USD	45,021	05/20/2033	1M	GST	Robert Half, Inc.	1 day USD OBFR	0	(4,008)	(4,008)
USD	14,733	05/20/2033	1M	GST	ROBLOX Corp.	1 day USD OBFR	0	(3,733)	(3,733)
JPY	33,330	05/05/2028	1M	JPM	Rohm Co., Ltd.	12 Month JPY TONA	0	(9,157)	(9,157)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	76,033	05/15/2033	1M	MSI	Rohm Co., Ltd.	12 Month JPY TONA	$0	$(15,209)	$(15,209)
USD	21,039	05/15/2033	1M	MSI	Roivant Sciences Ltd.	1 day USD OBFR	0	(591)	(591)
GBP	33,407	05/05/2028	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(632)	(632)
USD	35,760	05/15/2033	1M	MSI	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	(429)	(429)
USD	104,940	05/20/2033	1M	GST	Rush Street Interactive, Inc.	1 day USD OBFR	0	(18,236)	(18,236)
EUR	41,071	05/20/2033	1M	GST	Ryanair Holdings PLC	12 Month EUR STR	0	(1,011)	(1,011)
EUR	30,165	05/05/2028	1M	JPM	Ryanair Holdings PLC	12 Month EUR STR	0	(3,337)	(3,337)
EUR	107,878	05/15/2033	1M	MSI	Ryanair Holdings PLC	12 Month EUR STR	0	(10,375)	(10,375)
USD	27,025	05/05/2028	1M	JPM	Ryanair Holdings PLC	1 day USD OBFR	0	(3,446)	(3,446)
EUR	20,698	05/20/2033	1M	GST	Saipem SpA	12 Month EUR STR	0	(458)	(458)
EUR	51,384	05/20/2033	1M	GST	Salzgitter AG	12 Month EUR STR	0	(3,761)	(3,761)
USD	77,761	05/05/2028	1M	JPM	Samsung C&T Corp.	1 day USD OBFR	0	(14,596)	(14,596)
USD	33,635	05/20/2033	1M	GST	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	(3,396)	(3,396)
USD	28,528	05/15/2033	1M	MSI	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	(5,267)	(5,267)
USD	54,893	05/05/2028	1M	JPM	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	(19,226)	(19,226)
USD	83,478	05/05/2028	1M	JPM	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	(5,831)	(5,831)
USD	217,435	05/15/2033	1M	MSI	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	(12,328)	(12,328)
USD	36,048	05/20/2033	1M	GST	Sandisk Corp.	1 day USD OBFR	0	(818)	(818)
SEK	5,103	05/15/2033	1M	MSI	Sandvik AB	12 Month SEK STIBOR	0	(371)	(371)
SEK	3,451	05/05/2028	1M	JPM	Sandvik AB	12 Month SEK STIBOR	0	(431)	(431)
USD	83,365	05/15/2033	1M	MSI	SBA Communications Corp.	1 day USD OBFR	0	(1,924)	(1,924)
CHF	10,308	05/15/2033	1M	MSI	Schindler Holding AG	12 Month CHF SARON	0	(227)	(227)
CHF	6,653	05/20/2033	1M	GST	Schindler Holding AG	12 Month CHF SARON	0	(364)	(364)
CHF	10,020	05/05/2028	1M	JPM	Schindler Holding AG	12 Month CHF SARON	0	(535)	(535)
EUR	58,264	05/15/2033	1M	MSI	Scout24 SE	12 Month EUR STR	0	(95)	(95)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	7,016	05/15/2033	1M	MSI	Sea Ltd.	1 day USD OBFR	$0	$(291)	$(291)
USD	56,012	05/20/2033	1M	GST	Selective Insurance Group, Inc.	1 day USD OBFR	0	(1,129)	(1,129)
USD	108,012	05/20/2033	1M	GST	Sempra	1 day USD OBFR	0	(2,549)	(2,549)
GBP	10,980	05/05/2028	1M	JPM	Serco Group PLC	12 Month GBP WMBA SONIA Compound	0	(86)	(86)
GBP	85,159	05/20/2033	1M	GST	Shawbrook Group PLC	12 Month GBP WMBA SONIA Compound	0	(2,490)	(2,490)
USD	6,351	05/15/2033	1M	MSI	Shenzhen Megmeet Electrical Co., Ltd.	1 day USD OBFR	0	(2,302)	(2,302)
USD	1,397	05/05/2028	1M	JPM	Sherwin-Williams Co.	1 day USD OBFR	0	(33)	(33)
JPY	12,231	05/05/2028	1M	JPM	Shiga Bank Ltd.	12 Month JPY TONA	0	(1,326)	(1,326)
JPY	113,346	05/20/2033	1M	GST	Shiga Bank Ltd.	12 Month JPY TONA	0	(12,779)	(12,779)
USD	47,925	05/15/2033	1M	MSI	Shinsegae, Inc.	1 day USD OBFR	0	(12,314)	(12,314)
JPY	16,173	05/15/2033	1M	MSI	Shionogi & Co., Ltd.	12 Month JPY TONA	0	(885)	(885)
USD	19,344	05/05/2028	1M	JPM	Shopify, Inc.	1 day USD OBFR	0	(738)	(738)
USD	35,569	05/15/2033	1M	MSI	Shopify, Inc.	1 day USD OBFR	0	(1,595)	(1,595)
USD	122,688	05/20/2033	1M	GST	Shopify, Inc.	1 day USD OBFR	0	(6,604)	(6,604)
EUR	3,656	05/20/2033	1M	GST	Siemens Energy AG	12 Month EUR STR	0	(89)	(89)
USD	9,148	05/05/2028	1M	JPM	Sieyuan Electric Co., Ltd.	1 day USD OBFR	0	(856)	(856)
GBP	2,572	05/05/2028	1M	JPM	SigmaRoc PLC	12 Month GBP WMBA SONIA Compound	0	(106)	(106)
USD	146,710	05/05/2028	1M	JPM	Silergy Corp.	1 day USD OBFR	0	(49,062)	(49,062)
USD	57,740	05/15/2033	1M	MSI	SiriusPoint Ltd.	1 day USD OBFR	0	(1,382)	(1,382)
USD	26,251	05/20/2033	1M	GST	SK Hynix, Inc.	1 day USD OBFR	0	(953)	(953)
USD	30,391	05/15/2033	1M	MSI	SK Hynix, Inc.	1 day USD OBFR	0	(4,663)	(4,663)
USD	73,033	05/15/2033	1M	MSI	SK Hynix, Inc.	1 day USD OBFR	0	(12,088)	(12,088)
EUR	45,028	05/15/2033	1M	MSI	SMA Solar Technology AG	12 Month EUR STR	0	(4,202)	(4,202)
EUR	81,787	05/20/2033	1M	GST	SMA Solar Technology AG	12 Month EUR STR	0	(6,478)	(6,478)
USD	2,511	05/15/2033	1M	MSI	SolarEdge Technologies, Inc.	1 day USD OBFR	0	(615)	(615)
USD	9,764	05/15/2033	1M	MSI	Southwest Gas Holdings, Inc.	1 day USD OBFR	0	(198)	(198)
USD	116,405	05/20/2033	1M	GST	Southwest Gas Holdings, Inc.	1 day USD OBFR	0	(2,957)	(2,957)
EUR	63,085	05/15/2033	1M	MSI	SPIE SA	12 Month EUR STR	0	(2,568)	(2,568)
EUR	130,714	05/20/2033	1M	GST	SPIE SA	12 Month EUR STR	0	(4,765)	(4,765)
EUR	44,219	05/05/2028	1M	JPM	SPIE SA	12 Month EUR STR	0	(5,017)	(5,017)
USD	24,519	05/20/2033	1M	GST	Spire, Inc.	1 day USD OBFR	0	(402)	(402)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	32,810	05/20/2033	1M	GST	Spyre Therapeutics, Inc.	1 day USD OBFR	$0	$(754)	$(754)
USD	56,550	05/15/2033	1M	MSI	State Street Corp.	1 day USD OBFR	0	(13)	(13)
USD	153,013	05/15/2033	1M	MSI	StepStone Group, Inc.	1 day USD OBFR	0	(3,144)	(3,144)
EUR	(150,463)	05/20/2033	1M	MSI	STOXX Europe 600 Automobiles & Parts Index	12 Month EUR STR	0	(2,009)	(2,009)
EUR	23,456	05/20/2033	1M	GST	Strabag SE	12 Month EUR STR	0	(435)	(435)
EUR	103,945	05/15/2033	1M	MSI	Strabag SE	12 Month EUR STR	0	(2,281)	(2,281)
USD	32,948	05/15/2033	1M	MSI	Structure Therapeutics, Inc.	1 day USD OBFR	0	(1,049)	(1,049)
NOK	47,439	05/20/2033	1M	GST	Subsea 7 SA	1 Month NOK NIBOR	0	(461)	(461)
JPY	8,261	05/15/2033	1M	MSI	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	(1,291)	(1,291)
JPY	52,617	05/20/2033	1M	GST	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	(4,449)	(4,449)
JPY	9,759	05/15/2033	1M	MSI	Sumitomo Osaka Cement Co., Ltd.	12 Month JPY TONA	0	(454)	(454)
USD	2,698	05/15/2033	1M	MSI	Summit Therapeutics, Inc.	1 day USD OBFR	0	(367)	(367)
USD	13,095	05/20/2033	1M	GST	Summit Therapeutics, Inc.	1 day USD OBFR	0	(466)	(466)
USD	15,402	05/20/2033	1M	GST	Syndax Pharmaceuticals, Inc.	1 day USD OBFR	0	(2,239)	(2,239)
USD	43,426	05/15/2033	1M	MSI	Ta Liang Technology Co., Ltd.	1 day USD OBFR	0	(19,960)	(19,960)
USD	14,706	05/15/2033	1M	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	(291)	(291)
USD	166,205	05/05/2028	1M	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	(5,035)	(5,035)
USD	7,906	05/20/2033	1M	GST	Targa Resources Corp.	1 day USD OBFR	0	(300)	(300)
USD	530,451	05/15/2033	1M	MSI	Targa Resources Corp.	1 day USD OBFR	0	(12,472)	(12,472)
USD	13,753	05/20/2033	1M	GST	Taysha Gene Therapies, Inc.	1 day USD OBFR	0	(35)	(35)
EUR	30,194	05/05/2028	1M	JPM	Technip Energies NV	12 Month EUR STR	0	(4,136)	(4,136)
EUR	96,060	05/20/2033	1M	MSI	Technip Energies NV	12 Month EUR STR	0	(9,360)	(9,360)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	124,633	05/20/2033	1M	GST	Technip Energies NV	12 Month EUR STR	$0	$(13,862)	$(13,862)
EUR	18,541	05/20/2033	1M	GST	Tecnicas Reunidas SA	12 Month EUR STR	0	(277)	(277)
EUR	143,707	05/15/2033	1M	MSI	Tecnicas Reunidas SA	12 Month EUR STR	0	(7,012)	(7,012)
JPY	148,190	05/20/2033	1M	GST	Tochigi Bank Ltd.	12 Month JPY TONA	0	(6,331)	(6,331)
JPY	80,143	05/15/2033	1M	MSI	Tochigi Bank Ltd.	12 Month JPY TONA	0	(6,686)	(6,686)
JPY	23,740	05/15/2033	1M	MSI	Tokyo Electron Ltd.	12 Month JPY TONA	0	(7,006)	(7,006)
JPY	80,094	05/15/2033	1M	MSI	Tokyo Seimitsu Co., Ltd.	12 Month JPY TONA	0	(10,976)	(10,976)
USD	84,032	05/15/2033	1M	MSI	Tower Semiconductor Ltd.	1 day USD OBFR	0	(7,147)	(7,147)
USD	218,128	05/20/2033	1M	GST	Tradeweb Markets, Inc.	1 day USD OBFR	0	(43)	(43)
USD	84,269	05/15/2033	1M	MSI	Tradeweb Markets, Inc.	1 day USD OBFR	0	(151)	(151)
USD	3,361	05/15/2033	1M	MSI	Trane Technologies PLC	1 day USD OBFR	0	(177)	(177)
USD	49,855	05/20/2033	1M	GST	TransUnion	1 day USD OBFR	0	(246)	(246)
USD	6,194	05/15/2033	1M	MSI	Trex Co., Inc.	1 day USD OBFR	0	(37)	(37)
USD	73,879	05/20/2033	1M	GST	Uber Technologies, Inc.	1 day USD OBFR	0	(212)	(212)
USD	291,825	05/15/2033	1M	MSI	Uber Technologies, Inc.	1 day USD OBFR	0	(8,063)	(8,063)
EUR	35,043	05/15/2033	1M	MSI	UCB SA	12 Month EUR STR	0	(2,081)	(2,081)
EUR	42,080	05/20/2033	1M	GST	UCB SA	12 Month EUR STR	0	(2,891)	(2,891)
EUR	60,416	05/05/2028	1M	JPM	UCB SA	12 Month EUR STR	0	(7,805)	(7,805)
JPY	19,298	05/20/2033	1M	GST	Ulvac, Inc.	12 Month JPY TONA	0	(2,389)	(2,389)
JPY	28,220	05/15/2033	1M	MSI	Ulvac, Inc.	12 Month JPY TONA	0	(5,157)	(5,157)
USD	17,590	05/05/2028	1M	JPM	Unimicron Technology Corp.	1 day USD OBFR	0	(2,564)	(2,564)
USD	24,461	05/15/2033	1M	MSI	Unimicron Technology Corp.	1 day USD OBFR	0	(3,085)	(3,085)
EUR	40,809	05/15/2033	1M	MSI	United Internet AG	12 Month EUR STR	0	(418)	(418)
EUR	104,315	05/20/2033	1M	GST	United Internet AG	12 Month EUR STR	0	(1,678)	(1,678)
USD	16,485	05/15/2033	1M	MSI	United Therapeutics Corp.	1 day USD OBFR	0	(436)	(436)
USD	9,851	05/05/2028	1M	JPM	United Therapeutics Corp.	1 day USD OBFR	0	(532)	(532)
USD	37,054	05/20/2033	1M	GST	United Therapeutics Corp.	1 day USD OBFR	0	(814)	(814)
USD	38,922	05/15/2033	1M	MSI	UnitedHealth Group, Inc.	1 day USD OBFR	0	(383)	(383)
USD	11,983	05/15/2033	1M	MSI	Utilities Select Sector SPDR Fund	1 day USD OBFR	0	(231)	(231)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	40,412	05/20/2033	1M	GST	Vallourec SACA	12 Month EUR STR	$0	$(578)	$(578)
USD	267,308	05/20/2033	1M	GST	VanEck Gold Miners ETF	1 day USD OBFR	0	(10,329)	(10,329)
USD	18,907	05/20/2033	1M	GST	Veeco Instruments, Inc.	1 day USD OBFR	0	(257)	(257)
USD	92,977	05/15/2033	1M	MSI	Veeco Instruments, Inc.	1 day USD OBFR	0	(10,127)	(10,127)
USD	9,438	05/20/2033	1M	GST	VeraDermics, Inc.	1 day USD OBFR	0	(93)	(93)
USD	11,878	05/15/2033	1M	MSI	Vertiv Holdings Co.	1 day USD OBFR	0	(2,457)	(2,457)
USD	4,088	05/15/2033	1M	MSI	Victory Giant Technology Huizhou Co., Ltd.	1 day USD OBFR	0	(1,256)	(1,256)
USD	51,638	05/20/2033	1M	GST	Victory Giant Technology Huizhou Co., Ltd.	1 day USD OBFR	0	(7,619)	(7,619)
USD	35,152	05/20/2033	1M	GST	Viridian Therapeutics, Inc.	1 day USD OBFR	0	(301)	(301)
USD	128,096	05/15/2033	1M	MSI	Visa, Inc.	1 day USD OBFR	0	(316)	(316)
USD	46,938	05/20/2033	1M	GST	Vishay Intertechnology, Inc.	1 day USD OBFR	0	(2,315)	(2,315)
USD	26,778	05/15/2033	1M	MSI	Vishay Intertechnology, Inc.	1 day USD OBFR	0	(4,124)	(4,124)
USD	40,898	05/15/2033	1M	MSI	Vita Coco Co., Inc.	1 day USD OBFR	0	(3,510)	(3,510)
USD	60,174	05/20/2033	1M	GST	Vita Coco Co., Inc.	1 day USD OBFR	0	(5,773)	(5,773)
EUR	16,539	05/15/2033	1M	MSI	Vossloh AG	12 Month EUR STR	0	(44)	(44)
EUR	22,461	05/20/2033	1M	GST	Vossloh AG	12 Month EUR STR	0	(551)	(551)
EUR	41,446	05/05/2028	1M	JPM	Vossloh AG	12 Month EUR STR	0	(6,292)	(6,292)
USD	14,513	05/15/2033	1M	MSI	Vulcan Materials Co.	1 day USD OBFR	0	(1,085)	(1,085)
USD	11,451	05/05/2028	1M	JPM	Walsin Technology Corp.	1 day USD OBFR	0	(7,106)	(7,106)
USD	26,175	05/15/2033	1M	MSI	Walsin Technology Corp.	1 day USD OBFR	0	(11,516)	(11,516)
USD	16,355	05/15/2033	1M	MSI	Warby Parker, Inc.	1 day USD OBFR	0	(715)	(715)
USD	126,301	05/15/2033	1M	MSI	Wayfair, Inc.	1 day USD OBFR	0	(9,818)	(9,818)
USD	18,321	05/20/2033	1M	GST	West Pharmaceutical Services, Inc.	1 day USD OBFR	0	(579)	(579)
USD	248,129	05/05/2028	1M	JPM	Williams Cos., Inc.	1 day USD OBFR	0	(7,469)	(7,469)
GBP	29,778	05/20/2033	1M	GST	Wise Group PLC	12 Month GBP WMBA SONIA Compound	0	(1,013)	(1,013)
GBP	30,002	05/15/2033	1M	MSI	Wise Group PLC	12 Month GBP WMBA SONIA Compound	0	(2,312)	(2,312)
USD	213,672	05/20/2033	1M	GST	Wyndham Hotels & Resorts, Inc.	1 day USD OBFR	0	(3,765)	(3,765)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	17,963	05/20/2033	1M	GST	Xenon Pharmaceuticals, Inc.	1 day USD OBFR	$0	$(917)	$(917)
USD	15,620	05/20/2033	1M	GST	Yageo Corp.	1 day USD OBFR	0	(3,429)	(3,429)
USD	24,544	05/15/2033	1M	MSI	Yageo Corp.	1 day USD OBFR	0	(9,458)	(9,458)
USD	29,759	05/05/2028	1M	JPM	Yageo Corp.	1 day USD OBFR	0	(13,073)	(13,073)
JPY	12,643	05/20/2033	1M	GST	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	(952)	(952)
JPY	11,711	05/15/2033	1M	MSI	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	(1,347)	(1,347)
JPY	28,482	05/05/2028	1M	JPM	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	(2,549)	(2,549)
HKD	39,180	05/15/2033	1M	MSI	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	1 day HKD HONIA	0	(8,943)	(8,943)
HKD	57,773	05/05/2028	1M	JPM	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	1 day HKD HONIA	0	(22,677)	(22,677)
USD	286,246	05/15/2033	1M	MSI	Yum! Brands, Inc.	1 day USD OBFR	0	(226)	(226)
USD	14,784	05/15/2033	1M	MSI	Zhen Ding Technology Holding Ltd.	1 day USD OBFR	0	(4,897)	(4,897)
USD	181,849	05/05/2028	1M	JPM	Zhen Ding Technology Holding Ltd.	1 day USD OBFR	0	(46,737)	(46,737)
USD	16,003	05/15/2033	1M	MSI	Zhuhai CosMX Battery Co., Ltd.	1 day USD OBFR	0	(704)	(704)
Total Total Return Swaps							$0	$(3,924,224)	$(3,924,224)
			Total Swap Contracts				$(1,169,171)	$(6,069,082)	$(4,899,911)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
BRL	3,830,000	USD	755,359	DBF	SELL	5.07	08/04/2026	$0	$(1,518)	$(1,518)
CAD	22,000	USD	15,723	RBC	SELL	1.40	08/28/2026	0	(24)	(24)
CAD	285,000	USD	203,691	CBK	SELL	1.40	09/01/2026	0	(291)	(291)
CHF	54,076	USD	67,000	HUS	SELL	1.24	08/03/2026	0	(161)	(161)
CHF	90,000	USD	111,407	PAR	SELL	1.24	08/04/2026	0	(165)	(165)
CHF	120,000	USD	148,434	PAR	SELL	1.24	08/04/2026	0	(112)	(112)
CHF	85,000	USD	105,517	UBS	SELL	1.24	08/04/2026	0	(455)	(455)
CHF	105,000	USD	129,873	UBS	SELL	1.24	08/04/2026	0	(92)	(92)
CHF	120,000	USD	148,550	UBS	SELL	1.24	08/04/2026	0	(227)	(227)
CHF	125,000	USD	154,601	UBS	SELL	1.24	08/04/2026	0	(99)	(99)
CHF	160,000	USD	198,813	GST	SELL	1.24	08/04/2026	0	(1,050)	(1,050)
CHF	220,000	USD	273,460	JPM	SELL	1.24	09/01/2026	0	(717)	(717)
CHF	198,000	USD	246,167	UBS	SELL	1.24	09/01/2026	0	(699)	(699)
CLP	28,100,000	USD	30,707	HUS	SELL	915.10	08/04/2026	0	(442)	(442)
CLP	28,100,000	USD	30,697	PAR	SELL	915.40	08/04/2026	0	(432)	(432)
CLP	2,000,000	USD	2,184	HUS	SELL	915.79	08/04/2026	0	(30)	(30)
CLP	175,700,000	USD	191,856	HUS	SELL	915.79	08/04/2026	0	(2,621)	(2,621)
CLP	38,500,000	USD	41,743	CBK	SELL	922.30	08/04/2026	0	(278)	(278)
CLP	41,350,000	USD	44,630	HUS	SELL	926.50	08/04/2026	0	(95)	(95)
CLP	28,945,000	USD	31,240	BCY	SELL	926.55	08/04/2026	0	(65)	(65)
CLP	12,405,000	USD	13,391	CBK	SELL	926.40	08/04/2026	0	(30)	(30)
CLP	81,000,000	USD	87,729	HUS	SELL	923.30	08/04/2026	0	(489)	(489)
CNH	1,807,000	USD	268,113	UBS	SELL	6.74	09/01/2026	0	(28)	(28)
CNH	1,549,000	USD	229,962	GST	SELL	6.74	09/01/2026	0	(154)	(154)
CNH	988,000	USD	146,747	HUS	SELL	6.73	09/01/2026	0	(168)	(168)
CNH	3,304,000	USD	490,833	HUS	SELL	6.73	09/01/2026	0	(655)	(655)
CNH	349,000	USD	51,820	PAR	SELL	6.73	09/01/2026	0	(42)	(42)
COP	713,500,000	USD	226,009	CBK	SELL	3,156.96	09/01/2026	0	(714)	(714)
EUR	1,400	USD	1,615	UBS	SELL	0.87	08/28/2026	0	(3)	(3)
EUR	152,000	USD	175,368	UBS	SELL	0.87	08/28/2026	0	(318)	(318)
EUR	27,000	USD	31,151	UBS	SELL	0.87	08/28/2026	0	(56)	(56)
EUR	335,000	USD	385,864	GST	SELL	0.87	09/01/2026	0	(1)	(1)
EUR	109,000	USD	125,763	CBK	SELL	0.87	09/01/2026	0	(214)	(214)
EUR	87,000	USD	100,462	UBS	SELL	0.87	09/01/2026	0	(253)	(253)
EUR	101,000	USD	116,587	UBS	SELL	0.87	09/01/2026	0	(253)	(253)
EUR	335,000	USD	386,131	GST	SELL	0.87	09/01/2026	0	(268)	(268)
EUR	2,000	USD	2,330	JPM	SELL	0.86	09/16/2026	0	(25)	(25)
GBP	85,000	USD	114,808	UBS	SELL	0.74	08/04/2026	0	(420)	(420)
GBP	65,000	USD	87,840	GST	SELL	0.74	08/04/2026	0	(367)	(367)
GBP	197,000	USD	265,223	UBS	SELL	0.74	08/04/2026	0	(111)	(111)
GBP	101,000	USD	135,935	UBS	SELL	0.74	08/04/2026	0	(14)	(14)
GBP	63,000	USD	84,850	JPM	SELL	0.74	08/28/2026	0	(70)	(70)
HKD	7,315,000	USD	933,738	SCB	SELL	7.83	08/03/2026	0	(893)	(893)
HKD	7,315,000	USD	933,870	SCB	SELL	7.83	08/03/2026	0	(1,024)	(1,024)
HKD	265,000	USD	33,799	SSB	SELL	7.84	08/04/2026	0	(5)	(5)
HKD	7,315,000	USD	934,382	SCB	SELL	7.83	08/25/2026	0	(825)	(825)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
HKD	384,000	USD	49,027	BOA	SELL	7.83	08/28/2026	$0	$(15)	$(15)
HKD	67,000	USD	8,554	BOA	SELL	7.83	08/28/2026	0	(3)	(3)
HKD	1,040,000	USD	132,759	GST	SELL	7.83	08/28/2026	0	(18)	(18)
HKD	907,000	USD	115,767	MSI	SELL	7.83	08/28/2026	0	(1)	(1)
HKD	14,630,000	USD	1,869,171	SCB	SELL	7.83	09/02/2026	0	(1,520)	(1,520)
HUF	31,200,000	USD	99,411	GST	SELL	313.85	08/04/2026	0	(954)	(954)
HUF	62,400,000	USD	199,322	BCY	SELL	313.06	08/04/2026	0	(2,409)	(2,409)
HUF	18,200,000	USD	58,136	BCY	SELL	313.06	08/04/2026	0	(703)	(703)
HUF	44,200,000	USD	142,516	GST	SELL	310.14	08/04/2026	0	(3,037)	(3,037)
HUF	30,400,000	USD	97,641	BCY	SELL	311.34	08/04/2026	0	(1,709)	(1,709)
HUF	44,600,000	USD	141,430	BCY	SELL	315.35	08/04/2026	0	(688)	(688)
HUF	68,100,000	USD	217,398	GST	SELL	313.25	08/04/2026	0	(2,498)	(2,498)
HUF	35,900,000	USD	114,337	GST	SELL	313.99	08/04/2026	0	(1,049)	(1,049)
HUF	30,900,000	USD	98,100	BCY	SELL	314.99	08/04/2026	0	(590)	(590)
HUF	65,100,000	USD	205,961	GST	SELL	316.08	08/04/2026	0	(528)	(528)
HUF	10,200,000	USD	32,151	HUS	SELL	317.26	09/01/2026	0	(5)	(5)
HUF	96,800,000	USD	305,116	HUS	SELL	317.26	09/01/2026	0	(48)	(48)
HUF	99,600,000	USD	313,942	HUS	SELL	317.26	09/01/2026	0	(50)	(50)
IDR	55,000,000	USD	3,058	DBF	SELL	17,985.61	08/04/2026	0	(2)	(2)
IDR	711,000,000	USD	39,608	BCY	SELL	17,950.10	08/04/2026	0	(95)	(95)
IDR	711,000,000	USD	39,665	GST	SELL	17,924.36	08/04/2026	0	(152)	(152)
IDR	654,000,000	USD	36,219	JPM	SELL	18,057.06	09/16/2026	0	(137)	(137)
IDR	21,000,000	USD	1,159	BOA	SELL	18,112.66	09/16/2026	0	(1)	(1)
ILS	350,000	USD	117,249	BCY	SELL	2.98	08/04/2026	0	(2,950)	(2,950)
ILS	115,000	USD	37,689	BCY	SELL	3.05	08/04/2026	0	(134)	(134)
ILS	20,000	USD	6,553	GST	SELL	3.05	08/04/2026	0	(22)	(22)
ILS	1,275,000	USD	417,295	PAR	SELL	3.06	08/04/2026	0	(921)	(921)
ILS	37,000	USD	12,098	CBK	SELL	3.06	08/28/2026	0	(6)	(6)
ILS	100,000	USD	32,698	CBK	SELL	3.06	08/28/2026	0	(17)	(17)
INR	74,500,000	USD	786,342	GST	SELL	94.74	08/04/2026	0	(5,542)	(5,542)
INR	3,390,000	USD	35,776	CBK	SELL	94.75	08/04/2026	0	(247)	(247)
INR	17,860,000	USD	188,399	BCY	SELL	94.80	08/04/2026	0	(1,217)	(1,217)
INR	17,930,000	USD	188,123	BCY	SELL	95.31	08/04/2026	0	(207)	(207)
INR	36,610,000	USD	382,870	GST	SELL	95.62	09/01/2026	0	(95)	(95)
MXN	90,000	USD	5,192	JPM	SELL	17.34	09/17/2026	0	(24)	(24)
PEN	111,000	USD	32,782	DBF	SELL	3.39	08/04/2026	0	(108)	(108)
PEN	115,000	USD	33,988	CBK	SELL	3.38	08/04/2026	0	(137)	(137)
PEN	144,000	USD	42,541	GST	SELL	3.38	08/04/2026	0	(153)	(153)
SEK	2,280,000	USD	239,894	BCY	SELL	9.50	09/01/2026	0	(549)	(549)
SEK	1,040,000	USD	109,256	BCY	SELL	9.52	09/01/2026	0	(81)	(81)
SGD	295,000	USD	230,503	SCB	SELL	1.28	09/01/2026	0	(265)	(265)
SGD	445,000	USD	347,845	PAR	SELL	1.28	09/01/2026	0	(537)	(537)
TWD	1,150,000	USD	36,054	BOA	SELL	31.90	08/04/2026	0	(471)	(471)
TWD	1,150,000	USD	36,057	GST	SELL	31.89	08/04/2026	0	(474)	(474)
TWD	140,000	USD	4,389	GST	SELL	31.90	08/04/2026	0	(57)	(57)
TWD	15,900,000	USD	498,495	GST	SELL	31.90	08/04/2026	0	(6,524)	(6,524)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
TWD	7,995,000	USD	250,658	GST	SELL	31.90	08/04/2026	$0	$(3,281)	$(3,281)
USD	17,965	AUD	26,000	PAR	BUY	1.45	08/04/2026	0	(296)	(296)
USD	144,143	AUD	209,000	PAR	BUY	1.45	08/04/2026	0	(2,648)	(2,648)
USD	165,261	AUD	240,000	BCY	BUY	1.45	08/04/2026	0	(3,303)	(3,303)
USD	89,690	AUD	130,000	UBS	BUY	1.45	08/04/2026	0	(1,616)	(1,616)
USD	89,637	AUD	130,000	PAR	BUY	1.45	08/04/2026	0	(1,668)	(1,668)
USD	39,975	AUD	58,000	TDS	BUY	1.45	08/04/2026	0	(762)	(762)
USD	96,491	AUD	140,000	TDS	BUY	1.45	08/04/2026	0	(1,838)	(1,838)
USD	144,615	AUD	210,000	BCY	BUY	1.45	08/04/2026	0	(2,879)	(2,879)
USD	10,358	AUD	15,000	PAR	BUY	1.45	08/04/2026	0	(178)	(178)
USD	165,291	AUD	240,000	BCY	BUY	1.45	08/04/2026	0	(3,273)	(3,273)
USD	151,792	AUD	220,000	PAR	BUY	1.45	08/04/2026	0	(2,725)	(2,725)
USD	107,395	AUD	155,000	PAR	BUY	1.44	08/04/2026	0	(1,469)	(1,469)
USD	45,001	AUD	65,000	GST	BUY	1.44	08/04/2026	0	(652)	(652)
USD	190,902	AUD	275,000	BCY	BUY	1.44	08/04/2026	0	(2,244)	(2,244)
USD	93,624	AUD	135,000	PAR	BUY	1.44	08/04/2026	0	(1,194)	(1,194)
USD	93,643	AUD	135,000	PAR	BUY	1.44	08/04/2026	0	(1,175)	(1,175)
USD	190,860	AUD	275,000	UBS	BUY	1.44	08/04/2026	0	(2,286)	(2,286)
USD	146,458	AUD	210,000	PAR	BUY	1.43	08/04/2026	0	(1,036)	(1,036)
USD	265,029	AUD	380,000	RBC	BUY	1.43	08/04/2026	0	(1,864)	(1,864)
USD	192,209	AUD	275,000	BCY	BUY	1.43	08/04/2026	0	(937)	(937)
USD	122,650	AUD	175,000	PAR	BUY	1.43	08/04/2026	0	(261)	(261)
USD	45,512	AUD	65,000	SCB	BUY	1.43	08/04/2026	0	(141)	(141)
USD	192,411	AUD	275,000	UBS	BUY	1.43	08/04/2026	0	(736)	(736)
USD	269,810	AUD	385,000	GST	BUY	1.43	08/04/2026	0	(595)	(595)
USD	191,640	AUD	275,000	UBS	BUY	1.43	08/04/2026	0	(1,506)	(1,506)
USD	353,154	AUD	505,000	SCB	BUY	1.43	08/04/2026	0	(1,532)	(1,532)
USD	83,599	AUD	120,000	BOA	BUY	1.44	08/04/2026	0	(683)	(683)
USD	20,808	AUD	30,000	DBF	BUY	1.44	08/04/2026	0	(263)	(263)
USD	13,872	AUD	20,000	DBF	BUY	1.44	08/04/2026	0	(175)	(175)
USD	13,987	AUD	20,000	SSB	BUY	1.43	08/28/2026	0	(54)	(54)
USD	33,920	AUD	48,500	SCB	BUY	1.43	08/28/2026	0	(130)	(130)
USD	4,896	AUD	7,000	SCB	BUY	1.43	08/28/2026	0	(19)	(19)
USD	26,221	AUD	37,600	GST	BUY	1.43	08/28/2026	0	(176)	(176)
USD	6,946	AUD	10,000	DBF	BUY	1.44	08/28/2026	0	(75)	(75)
USD	925,526	AUD	1,335,000	DBF	BUY	1.44	09/01/2026	0	(11,649)	(11,649)
USD	29,811	AUD	43,000	DBF	BUY	1.44	09/01/2026	0	(375)	(375)
USD	267,449	AUD	385,000	PAR	BUY	1.44	09/01/2026	0	(2,823)	(2,823)
USD	267,402	AUD	385,000	PAR	BUY	1.44	09/01/2026	0	(2,870)	(2,870)
USD	294,160	AUD	420,000	UBS	BUY	1.43	09/01/2026	0	(682)	(682)
USD	24,522	AUD	35,000	BCY	BUY	1.43	09/16/2026	0	(42)	(42)
USD	58,226	BRL	304,000	GST	BUY	5.22	08/04/2026	0	(1,608)	(1,608)
USD	58,204	BRL	304,000	GST	BUY	5.22	08/04/2026	0	(1,631)	(1,631)
USD	59,736	BRL	312,000	GST	BUY	5.22	08/04/2026	0	(1,674)	(1,674)
USD	18,109	BRL	95,000	BCY	BUY	5.25	08/04/2026	0	(589)	(589)
USD	108,383	BRL	565,000	HUS	BUY	5.21	08/04/2026	0	(2,823)	(2,823)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	72,741	BRL	380,000	PAR	BUY	5.22	08/04/2026	$0	$(2,052)	$(2,052)
USD	115,670	BRL	595,000	PAR	BUY	5.14	08/04/2026	0	(1,441)	(1,441)
USD	83,865	BRL	430,000	BCY	BUY	5.13	08/04/2026	0	(770)	(770)
USD	143,643	BRL	735,000	PAR	BUY	5.12	08/04/2026	0	(1,024)	(1,024)
USD	121,729	BRL	620,000	BOA	BUY	5.09	08/04/2026	0	(303)	(303)
USD	1,473,472	BRL	7,545,000	PAR	BUY	5.12	08/04/2026	0	(11,575)	(11,575)
USD	119,655	BRL	610,000	BOA	BUY	5.10	08/04/2026	0	(409)	(409)
USD	7,032	BRL	36,000	GST	BUY	5.12	08/28/2026	0	(10)	(10)
USD	18,423	BRL	95,000	PAR	BUY	5.16	09/02/2026	0	(135)	(135)
USD	132,842	BRL	685,000	PAR	BUY	5.16	09/02/2026	0	(976)	(976)
USD	247,317	CAD	350,000	JPM	BUY	1.41	08/04/2026	0	(2,175)	(2,175)
USD	144,796	CAD	205,000	JPM	BUY	1.42	08/04/2026	0	(1,335)	(1,335)
USD	260,120	CAD	370,000	CBK	BUY	1.42	08/04/2026	0	(3,629)	(3,629)
USD	1,034,150	CAD	1,465,000	SSB	BUY	1.42	08/04/2026	0	(10,152)	(10,152)
USD	147,534	CAD	209,000	SSB	BUY	1.42	08/04/2026	0	(1,448)	(1,448)
USD	261,154	CAD	370,000	DBF	BUY	1.42	08/04/2026	0	(2,595)	(2,595)
USD	10,598	CAD	15,000	UBS	BUY	1.42	08/04/2026	0	(94)	(94)
USD	95,261	CAD	135,000	BCY	BUY	1.42	08/04/2026	0	(972)	(972)
USD	264,851	CAD	375,000	UBS	BUY	1.42	08/04/2026	0	(2,462)	(2,462)
USD	514,085	CAD	730,000	MSI	BUY	1.42	08/04/2026	0	(6,285)	(6,285)
USD	190,108	CAD	270,000	UBS	BUY	1.42	08/04/2026	0	(2,357)	(2,357)
USD	112,880	CAD	160,000	GST	BUY	1.42	08/04/2026	0	(1,173)	(1,173)
USD	165,605	CAD	235,000	BCY	BUY	1.42	08/04/2026	0	(1,911)	(1,911)
USD	127,008	CAD	180,000	BOA	BUY	1.42	08/04/2026	0	(1,302)	(1,302)
USD	77,688	CAD	110,000	RBC	BUY	1.42	08/04/2026	0	(724)	(724)
USD	113,219	CAD	160,000	PAR	BUY	1.41	08/04/2026	0	(834)	(834)
USD	56,558	CAD	80,000	PAR	BUY	1.41	08/04/2026	0	(469)	(469)
USD	78,255	CAD	110,000	RBC	BUY	1.41	08/04/2026	0	(157)	(157)
USD	106,568	CAD	150,000	JPM	BUY	1.41	08/04/2026	0	(357)	(357)
USD	276,895	CAD	390,000	PAR	BUY	1.41	08/04/2026	0	(1,111)	(1,111)
USD	57,577	CAD	81,000	UBS	BUY	1.41	08/04/2026	0	(162)	(162)
USD	184,693	CAD	260,000	UBS	BUY	1.41	08/04/2026	0	(644)	(644)
USD	49,046	CAD	69,000	UBS	BUY	1.41	08/04/2026	0	(140)	(140)
USD	191,310	CAD	270,000	BCY	BUY	1.41	08/04/2026	0	(1,155)	(1,155)
USD	24,911	CAD	35,000	TDS	BUY	1.40	08/28/2026	0	(63)	(63)
USD	53,995	CAD	75,900	HUS	BUY	1.41	08/28/2026	0	(164)	(164)
USD	7,103	CAD	10,000	TDS	BUY	1.41	08/28/2026	0	(32)	(32)
USD	25,686	CAD	36,200	GST	BUY	1.41	08/28/2026	0	(145)	(145)
USD	15,610	CAD	22,000	GST	BUY	1.41	08/28/2026	0	(88)	(88)
USD	1,419	CAD	2,000	GST	BUY	1.41	08/28/2026	0	(8)	(8)
USD	21,287	CAD	30,000	GST	BUY	1.41	08/28/2026	0	(120)	(120)
USD	240,710	CAD	339,000	BCY	BUY	1.41	09/01/2026	0	(1,228)	(1,228)
USD	560,238	CAD	789,000	BCY	BUY	1.41	09/01/2026	0	(2,858)	(2,858)
USD	131,211	CAD	185,000	DBF	BUY	1.41	09/16/2026	0	(909)	(909)
USD	14,121	CAD	20,000	CBK	BUY	1.42	09/16/2026	0	(162)	(162)
USD	10,635	CAD	15,000	BOA	BUY	1.41	09/16/2026	0	(77)	(77)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	233,109	CHF	190,000	UBS	BUY	1.23	08/04/2026	$0	$(1,734)	$(1,734)
USD	171,556	CHF	140,000	RBC	BUY	1.23	08/04/2026	0	(1,486)	(1,486)
USD	153,044	CHF	125,000	UBS	BUY	1.22	08/04/2026	0	(1,458)	(1,458)
USD	189,609	CHF	155,000	BCY	BUY	1.22	08/04/2026	0	(1,974)	(1,974)
USD	12,327	CHF	10,000	UBS	BUY	1.23	08/28/2026	0	(65)	(65)
USD	56,280	CHF	45,900	MSI	BUY	1.23	08/28/2026	0	(600)	(600)
USD	24,523	CHF	20,000	MSI	BUY	1.23	08/28/2026	0	(261)	(261)
USD	894,228	CHF	729,300	MSI	BUY	1.23	08/28/2026	0	(9,526)	(9,526)
USD	16,308	CHF	13,300	MSI	BUY	1.23	08/28/2026	0	(174)	(174)
USD	13,488	CHF	11,000	MSI	BUY	1.23	08/28/2026	0	(144)	(144)
USD	49,741	CHF	40,500	UBS	BUY	1.23	08/28/2026	0	(447)	(447)
USD	71,773	CHF	58,700	TDS	BUY	1.22	08/28/2026	0	(968)	(968)
USD	70,985	CHF	58,000	DBF	BUY	1.22	09/01/2026	0	(920)	(920)
USD	299,849	CHF	245,000	DBF	BUY	1.22	09/01/2026	0	(3,887)	(3,887)
USD	234,775	CHF	190,000	UBS	BUY	1.24	09/01/2026	0	(776)	(776)
USD	39,348	CLP	36,700,000	HUS	BUY	932.70	08/04/2026	0	(179)	(179)
USD	109,744	CLP	103,800,000	CAG	BUY	945.84	08/04/2026	0	(2,053)	(2,053)
USD	187,413	CLP	175,700,000	HUS	BUY	937.50	08/04/2026	0	(1,822)	(1,822)
USD	2,133	CLP	2,000,000	HUS	BUY	937.50	08/04/2026	0	(21)	(21)
USD	213,844	CLP	200,400,000	HUS	BUY	937.13	09/01/2026	0	(2,037)	(2,037)
USD	70,573	CNH	478,000	PAR	BUY	6.77	08/04/2026	0	(206)	(206)
USD	78,341	CNH	531,000	PAR	BUY	6.78	08/04/2026	0	(286)	(286)
USD	112,271	CNH	761,000	PAR	BUY	6.78	08/04/2026	0	(413)	(413)
USD	226,956	CNH	1,538,000	JPM	BUY	6.78	08/04/2026	0	(781)	(781)
USD	322,097	CNH	2,191,000	SCB	BUY	6.80	08/04/2026	0	(2,332)	(2,332)
USD	265,027	CNH	1,801,000	GST	BUY	6.80	08/04/2026	0	(1,653)	(1,653)
USD	181,033	CNH	1,229,000	BOA	BUY	6.79	08/04/2026	0	(949)	(949)
USD	381,216	CNH	2,588,000	BOA	BUY	6.79	08/04/2026	0	(1,998)	(1,998)
USD	344,096	CNH	2,336,000	BOA	BUY	6.79	08/04/2026	0	(1,804)	(1,804)
USD	57,594	CNH	391,000	HUS	BUY	6.79	08/04/2026	0	(302)	(302)
USD	124,223	CNH	843,000	HUS	BUY	6.79	08/04/2026	0	(603)	(603)
USD	1,179	CNH	8,000	HUS	BUY	6.78	08/04/2026	0	(5)	(5)
USD	166,535	CNH	1,131,000	BCY	BUY	6.79	08/04/2026	0	(936)	(936)
USD	111,101	CNH	754,000	SCB	BUY	6.79	08/04/2026	0	(546)	(546)
USD	54,236	CNH	368,000	JPM	BUY	6.78	08/04/2026	0	(256)	(256)
USD	267,525	CNH	1,811,000	JPM	BUY	6.77	08/04/2026	0	(637)	(637)
USD	845,554	CNH	5,722,000	CBK	BUY	6.77	08/04/2026	0	(1,722)	(1,722)
USD	218,438	CNH	1,478,000	PAR	BUY	6.77	08/04/2026	0	(415)	(415)
USD	219,011	CNH	1,482,000	PAR	BUY	6.77	08/04/2026	0	(434)	(434)
USD	1,313,328	CNH	8,869,000	PAR	BUY	6.75	09/01/2026	0	(2,469)	(2,469)
USD	1,683,826	CNH	11,371,000	PAR	BUY	6.75	09/01/2026	0	(3,165)	(3,165)
USD	1,221,876	CNH	8,244,000	GST	BUY	6.75	03/11/2027	0	(18,472)	(18,472)
USD	333,115	CNH	2,242,000	DBF	BUY	6.73	03/15/2027	0	(4,309)	(4,309)
USD	830,086	CNH	5,538,000	HUS	BUY	6.67	04/12/2027	0	(5,207)	(5,207)
USD	415,149	CNH	2,769,000	GST	BUY	6.67	04/12/2027	0	(2,498)	(2,498)
USD	415,560	CNH	2,769,000	GST	BUY	6.66	04/12/2027	0	(2,087)	(2,087)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	415,653	CNH	2,769,000	PAR	BUY	6.66	04/12/2027	$0	$(1,993)	$(1,993)
USD	179,602	CZK	3,830,000	PAR	BUY	21.32	08/04/2026	0	(2,501)	(2,501)
USD	98,216	CZK	2,090,000	BCY	BUY	21.28	08/04/2026	0	(1,156)	(1,156)
USD	191,610	CZK	4,050,000	BCY	BUY	21.14	08/04/2026	0	(953)	(953)
USD	234,293	CZK	4,980,000	BCY	BUY	21.26	08/04/2026	0	(2,488)	(2,488)
USD	115,139	CZK	2,440,000	GST	BUY	21.19	08/04/2026	0	(874)	(874)
USD	43,001	CZK	910,000	GST	BUY	21.16	08/04/2026	0	(266)	(266)
USD	144,791	CZK	3,070,000	BCY	BUY	21.20	08/04/2026	0	(1,177)	(1,177)
USD	190,789	CZK	4,040,000	BCY	BUY	21.17	08/04/2026	0	(1,298)	(1,298)
USD	35,836	CZK	760,000	GST	BUY	21.21	08/04/2026	0	(299)	(299)
USD	231,331	CZK	4,910,000	UBS	BUY	21.22	08/04/2026	0	(2,122)	(2,122)
USD	471	CZK	10,000	DBF	BUY	21.24	08/28/2026	0	(5)	(5)
USD	462,303	CZK	9,810,000	UBS	BUY	21.22	09/01/2026	0	(4,220)	(4,220)
USD	41,137	DKK	270,000	BOA	BUY	6.56	08/28/2026	0	(474)	(474)
USD	83,340	DKK	547,000	BOA	BUY	6.56	08/28/2026	0	(961)	(961)
USD	15,236	DKK	100,000	BOA	BUY	6.56	08/28/2026	0	(176)	(176)
USD	27,657	DKK	181,000	SCB	BUY	6.54	08/28/2026	0	(238)	(238)
USD	18,923	DKK	124,000	JPM	BUY	6.55	08/28/2026	0	(187)	(187)
USD	27,444	DKK	180,000	HUS	BUY	6.56	08/28/2026	0	(296)	(296)
USD	260,073	EUR	228,000	HUS	BUY	0.88	08/04/2026	0	(2,252)	(2,252)
USD	36,527	EUR	32,000	CBK	BUY	0.88	08/04/2026	0	(291)	(291)
USD	260,137	EUR	229,000	HUS	BUY	0.88	08/04/2026	0	(3,339)	(3,339)
USD	165,845	EUR	146,000	GST	BUY	0.88	08/04/2026	0	(2,135)	(2,135)
USD	82,922	EUR	73,000	MSI	BUY	0.88	08/04/2026	0	(1,068)	(1,068)
USD	259,692	EUR	228,000	DBF	BUY	0.88	08/04/2026	0	(2,633)	(2,633)
USD	1,100,274	EUR	966,000	DBF	BUY	0.88	08/04/2026	0	(11,157)	(11,157)
USD	3,417	EUR	3,000	DBF	BUY	0.88	08/04/2026	0	(35)	(35)
USD	140,097	EUR	123,000	DBF	BUY	0.88	08/04/2026	0	(1,421)	(1,421)
USD	180,304	EUR	158,300	DBF	BUY	0.88	08/04/2026	0	(1,828)	(1,828)
USD	269,601	EUR	236,700	DBF	BUY	0.88	08/04/2026	0	(2,734)	(2,734)
USD	260,179	EUR	229,000	GST	BUY	0.88	08/04/2026	0	(3,297)	(3,297)
USD	98,936	EUR	87,000	BCY	BUY	0.88	08/04/2026	0	(1,162)	(1,162)
USD	2,279	EUR	2,000	CBK	BUY	0.88	08/04/2026	0	(22)	(22)
USD	6,832	EUR	6,000	DBF	BUY	0.88	08/04/2026	0	(71)	(71)
USD	97,176	EUR	85,000	GST	BUY	0.87	08/04/2026	0	(621)	(621)
USD	189,928	EUR	166,000	GST	BUY	0.87	08/04/2026	0	(1,063)	(1,063)
USD	521,763	EUR	457,000	DBF	BUY	0.88	08/04/2026	0	(4,038)	(4,038)
USD	189,635	EUR	166,000	BCY	BUY	0.88	08/04/2026	0	(1,356)	(1,356)
USD	30,883	EUR	27,000	CBK	BUY	0.87	08/04/2026	0	(181)	(181)
USD	58,335	EUR	51,000	CBK	BUY	0.87	08/04/2026	0	(343)	(343)
USD	112,932	EUR	99,000	UBS	BUY	0.88	08/04/2026	0	(973)	(973)
USD	190,071	EUR	166,000	PAR	BUY	0.87	08/04/2026	0	(920)	(920)
USD	18,276	EUR	16,000	CBK	BUY	0.88	08/04/2026	0	(133)	(133)
USD	190,076	EUR	166,000	GST	BUY	0.87	08/04/2026	0	(916)	(916)
USD	50,379	EUR	44,000	UBS	BUY	0.87	08/04/2026	0	(246)	(246)
USD	25,176	EUR	22,000	MSI	BUY	0.87	08/04/2026	0	(136)	(136)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	189,567	EUR	166,000	BCY	BUY	0.88	08/04/2026	$0	$(1,424)	$(1,424)
USD	13,706	EUR	12,000	PAR	BUY	0.88	08/04/2026	0	(101)	(101)
USD	60,607	EUR	53,000	PAR	BUY	0.87	08/04/2026	0	(372)	(372)
USD	24,014	EUR	21,000	PAR	BUY	0.87	08/04/2026	0	(147)	(147)
USD	53,800	EUR	47,000	CBK	BUY	0.87	08/04/2026	0	(276)	(276)
USD	66,420	EUR	58,000	DBF	BUY	0.87	08/04/2026	0	(312)	(312)
USD	53,684	EUR	47,000	CBK	BUY	0.88	08/04/2026	0	(392)	(392)
USD	140,122	EUR	123,000	DBF	BUY	0.88	08/04/2026	0	(1,396)	(1,396)
USD	191,377	EUR	167,000	BCY	BUY	0.87	08/04/2026	0	(765)	(765)
USD	99,691	EUR	87,000	UBS	BUY	0.87	08/04/2026	0	(407)	(407)
USD	114,347	EUR	100,000	SSB	BUY	0.87	08/04/2026	0	(708)	(708)
USD	35,607	EUR	31,000	HUS	BUY	0.87	08/04/2026	0	(60)	(60)
USD	25,234	EUR	22,000	JPM	BUY	0.87	08/04/2026	0	(78)	(78)
USD	43,553	EUR	38,000	CBK	BUY	0.87	08/04/2026	0	(168)	(168)
USD	265,488	EUR	232,000	UBS	BUY	0.87	08/04/2026	0	(1,440)	(1,440)
USD	32,050	EUR	28,000	GST	BUY	0.87	08/04/2026	0	(166)	(166)
USD	266,714	EUR	233,000	UBS	BUY	0.87	08/04/2026	0	(1,364)	(1,364)
USD	21,696	EUR	19,000	GST	BUY	0.88	08/04/2026	0	(164)	(164)
USD	304,982	EUR	267,000	GST	BUY	0.88	08/04/2026	0	(2,215)	(2,215)
USD	31,941	EUR	28,000	JPM	BUY	0.88	08/04/2026	0	(275)	(275)
USD	382,407	EUR	335,000	GST	BUY	0.88	08/04/2026	0	(3,027)	(3,027)
USD	22,852	EUR	20,000	HUS	BUY	0.87	08/04/2026	0	(159)	(159)
USD	231,094	EUR	203,000	BCY	BUY	0.88	08/04/2026	0	(2,467)	(2,467)
USD	276,316	EUR	243,000	GST	BUY	0.88	08/04/2026	0	(3,268)	(3,268)
USD	165,281	EUR	145,000	DBF	BUY	0.88	08/04/2026	0	(1,549)	(1,549)
USD	93,469	EUR	82,000	DBF	BUY	0.88	08/04/2026	0	(876)	(876)
USD	1,836,330	EUR	1,611,000	DBF	BUY	0.88	08/04/2026	0	(17,206)	(17,206)
USD	35,430	EUR	31,000	UBS	BUY	0.87	08/28/2026	0	(271)	(271)
USD	11,429	EUR	10,000	UBS	BUY	0.87	08/28/2026	0	(87)	(87)
USD	5,696	EUR	5,000	UBS	BUY	0.88	08/28/2026	0	(63)	(63)
USD	12,303	EUR	10,800	UBS	BUY	0.88	08/28/2026	0	(135)	(135)
USD	78,601	EUR	69,000	UBS	BUY	0.88	08/28/2026	0	(863)	(863)
USD	68,236	EUR	59,900	SCB	BUY	0.88	08/28/2026	0	(748)	(748)
USD	36,598	EUR	32,100	CBK	BUY	0.88	08/28/2026	0	(370)	(370)
USD	7,863	EUR	6,900	UBS	BUY	0.88	08/28/2026	0	(83)	(83)
USD	25,044	EUR	22,000	HUS	BUY	0.88	08/28/2026	0	(293)	(293)
USD	333,956	EUR	293,000	UBS	BUY	0.88	08/28/2026	0	(3,476)	(3,476)
USD	13,678	EUR	12,000	MSI	BUY	0.88	08/28/2026	0	(142)	(142)
USD	350,725	EUR	308,000	HUS	BUY	0.88	08/28/2026	0	(3,982)	(3,982)
USD	46,453	EUR	40,800	TDS	BUY	0.88	08/28/2026	0	(534)	(534)
USD	73,486	EUR	64,500	DBF	BUY	0.88	08/28/2026	0	(795)	(795)
USD	6,266	EUR	5,500	DBF	BUY	0.88	08/28/2026	0	(68)	(68)
USD	123,502	EUR	108,400	DBF	BUY	0.88	08/28/2026	0	(1,337)	(1,337)
USD	364,239	EUR	319,700	DBF	BUY	0.88	08/28/2026	0	(3,942)	(3,942)
USD	315,249	EUR	276,700	DBF	BUY	0.88	08/28/2026	0	(3,412)	(3,412)
USD	338,263	EUR	296,900	DBF	BUY	0.88	08/28/2026	0	(3,661)	(3,661)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	9,115	EUR	8,000	DBF	BUY	0.88	08/28/2026	$0	$(99)	$(99)
USD	12,646	EUR	11,100	DBF	BUY	0.88	08/28/2026	0	(137)	(137)
USD	129,312	EUR	113,500	DBF	BUY	0.88	08/28/2026	0	(1,399)	(1,399)
USD	25,065	EUR	22,000	DBF	BUY	0.88	08/28/2026	0	(271)	(271)
USD	3,425	EUR	3,000	UBS	BUY	0.88	08/28/2026	0	(30)	(30)
USD	45,442	EUR	39,800	UBS	BUY	0.88	08/28/2026	0	(393)	(393)
USD	37,638	EUR	33,000	GST	BUY	0.88	08/28/2026	0	(366)	(366)
USD	5,469	EUR	4,800	SCB	BUY	0.88	08/28/2026	0	(59)	(59)
USD	285,419	EUR	250,100	DBF	BUY	0.88	09/01/2026	0	(2,654)	(2,654)
USD	143,793	EUR	126,000	DBF	BUY	0.88	09/01/2026	0	(1,337)	(1,337)
USD	48,730	EUR	42,700	DBF	BUY	0.88	09/01/2026	0	(453)	(453)
USD	858,196	EUR	752,000	DBF	BUY	0.88	09/01/2026	0	(7,979)	(7,979)
USD	3,424	EUR	3,000	DBF	BUY	0.88	09/01/2026	0	(32)	(32)
USD	168,817	EUR	148,000	GST	BUY	0.88	09/01/2026	0	(1,654)	(1,654)
USD	66,146	EUR	58,000	DBF	BUY	0.88	09/01/2026	0	(660)	(660)
USD	124,983	EUR	109,000	SCB	BUY	0.87	09/01/2026	0	(566)	(566)
USD	124,952	EUR	109,000	BOA	BUY	0.87	09/01/2026	0	(597)	(597)
USD	125,236	EUR	109,000	BCY	BUY	0.87	09/01/2026	0	(313)	(313)
USD	1,149	EUR	1,000	DBF	BUY	0.87	09/16/2026	0	(4)	(4)
USD	2,292	EUR	2,000	CBK	BUY	0.87	09/16/2026	0	(13)	(13)
USD	17,175	EUR	15,000	JPM	BUY	0.87	09/16/2026	0	(112)	(112)
USD	12,576	EUR	11,000	CBK	BUY	0.87	09/16/2026	0	(101)	(101)
USD	9,116	EUR	8,000	RBC	BUY	0.88	09/16/2026	0	(104)	(104)
USD	90,794	GBP	69,000	BCY	BUY	0.76	08/04/2026	0	(2,063)	(2,063)
USD	28,922	GBP	22,000	MSI	BUY	0.76	08/04/2026	0	(685)	(685)
USD	32,866	GBP	25,000	MSI	BUY	0.76	08/04/2026	0	(778)	(778)
USD	19,793	GBP	15,000	PAR	BUY	0.76	08/04/2026	0	(393)	(393)
USD	127,866	GBP	96,900	PAR	BUY	0.76	08/04/2026	0	(2,538)	(2,538)
USD	84,188	GBP	63,800	PAR	BUY	0.76	08/04/2026	0	(1,671)	(1,671)
USD	23,752	GBP	18,000	PAR	BUY	0.76	08/04/2026	0	(471)	(471)
USD	11,876	GBP	9,000	PAR	BUY	0.76	08/04/2026	0	(236)	(236)
USD	1,196,844	GBP	907,000	PAR	BUY	0.76	08/04/2026	0	(23,751)	(23,751)
USD	180,780	GBP	137,000	PAR	BUY	0.76	08/04/2026	0	(3,588)	(3,588)
USD	105,932	GBP	80,000	UBS	BUY	0.75	08/04/2026	0	(1,728)	(1,728)
USD	74,142	GBP	56,000	GST	BUY	0.75	08/04/2026	0	(1,220)	(1,220)
USD	166,818	GBP	126,000	UBS	BUY	0.75	08/04/2026	0	(2,747)	(2,747)
USD	243,000	GBP	183,000	JPM	BUY	0.75	08/04/2026	0	(3,273)	(3,273)
USD	137,636	GBP	103,000	GST	BUY	0.75	08/04/2026	0	(976)	(976)
USD	5,349	GBP	4,000	BCY	BUY	0.75	08/04/2026	0	(34)	(34)
USD	186,235	GBP	139,000	MSI	BUY	0.75	08/04/2026	0	(824)	(824)
USD	50,974	GBP	38,000	GST	BUY	0.75	08/04/2026	0	(165)	(165)
USD	200,459	GBP	150,000	GST	BUY	0.75	08/04/2026	0	(1,403)	(1,403)
USD	61,570	GBP	46,000	GST	BUY	0.75	08/04/2026	0	(334)	(334)
USD	66,520	GBP	50,000	SSB	BUY	0.75	08/04/2026	0	(768)	(768)
USD	1,186,715	GBP	892,000	SSB	BUY	0.75	08/04/2026	0	(13,694)	(13,694)
USD	6,652	GBP	5,000	SSB	BUY	0.75	08/04/2026	0	(77)	(77)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	2,927	GBP	2,200	SSB	BUY	0.75	08/04/2026	$0	$(34)	$(34)
USD	12,905	GBP	9,700	SSB	BUY	0.75	08/04/2026	0	(149)	(149)
USD	191,354	GBP	144,000	BCY	BUY	0.75	08/04/2026	0	(2,434)	(2,434)
USD	68,452	GBP	51,200	TDS	BUY	0.75	08/28/2026	0	(448)	(448)
USD	13,451	GBP	10,100	MSI	BUY	0.75	08/28/2026	0	(140)	(140)
USD	38,178	GBP	28,700	SCB	BUY	0.75	08/28/2026	0	(444)	(444)
USD	38,580	GBP	29,000	BCY	BUY	0.75	08/28/2026	0	(446)	(446)
USD	180,528	GBP	135,700	BCY	BUY	0.75	08/28/2026	0	(2,086)	(2,086)
USD	3,725	GBP	2,800	BCY	BUY	0.75	08/28/2026	0	(43)	(43)
USD	2,528	GBP	1,900	SSB	BUY	0.75	09/01/2026	0	(29)	(29)
USD	11,974	GBP	9,000	SSB	BUY	0.75	09/01/2026	0	(137)	(137)
USD	711,786	GBP	535,000	SSB	BUY	0.75	09/01/2026	0	(8,171)	(8,171)
USD	19,957	GBP	15,000	SSB	BUY	0.75	09/01/2026	0	(229)	(229)
USD	191,257	GBP	144,000	PAR	BUY	0.75	09/01/2026	0	(2,526)	(2,526)
USD	374,402	GBP	279,000	GST	BUY	0.74	09/01/2026	0	(1,052)	(1,052)
USD	211,587	GBP	158,000	DBF	BUY	0.75	09/16/2026	0	(1,036)	(1,036)
USD	444,273	GBP	335,000	DBF	BUY	0.75	09/16/2026	0	(6,542)	(6,542)
USD	17,219	GBP	13,000	CBK	BUY	0.75	09/16/2026	0	(275)	(275)
USD	16,027	GBP	12,000	JPM	BUY	0.75	09/16/2026	0	(121)	(121)
USD	2,675	GBP	2,000	BOA	BUY	0.75	09/16/2026	0	(16)	(16)
USD	587,955	GBP	442,000	RBC	BUY	0.75	09/16/2026	0	(6,853)	(6,853)
USD	25,091	HUF	8,000,000	JPM	BUY	318.84	08/04/2026	0	(154)	(154)
USD	100,910	HUF	32,100,000	BCY	BUY	318.10	08/04/2026	0	(386)	(386)
USD	165,654	INR	15,820,000	GST	BUY	95.50	08/04/2026	0	(148)	(148)
USD	232,056	INR	22,340,000	GST	BUY	96.27	08/04/2026	0	(2,079)	(2,079)
USD	228,187	INR	22,020,000	GST	BUY	96.50	08/04/2026	0	(2,595)	(2,595)
USD	44,290	INR	4,270,000	BOA	BUY	96.41	08/04/2026	0	(462)	(462)
USD	46,943	INR	4,530,000	SCB	BUY	96.50	08/04/2026	0	(534)	(534)
USD	116,228	INR	11,130,000	BCY	BUY	95.76	08/04/2026	0	(420)	(420)
USD	190,998	INR	18,320,000	BCY	BUY	95.92	08/04/2026	0	(1,005)	(1,005)
USD	427,181	INR	40,830,000	GST	BUY	95.58	08/04/2026	0	(739)	(739)
USD	48,964	INR	4,680,000	GST	BUY	95.58	08/04/2026	0	(85)	(85)
USD	769,486	INR	75,108,000	GST	BUY	97.61	08/06/2026	0	(17,621)	(17,621)
USD	384,550	INR	37,136,000	SCB	BUY	96.57	08/14/2026	0	(4,426)	(4,426)
USD	572,297	INR	55,704,000	GST	BUY	97.33	08/19/2026	0	(10,873)	(10,873)
USD	586,831	INR	56,226,000	GST	BUY	95.81	09/03/2026	0	(921)	(921)
USD	585,932	INR	56,226,000	BOA	BUY	95.96	09/04/2026	0	(1,761)	(1,761)
USD	780,185	INR	74,968,000	CBK	BUY	96.09	09/08/2026	0	(3,106)	(3,106)
USD	97,918	INR	9,400,000	UBS	BUY	96.00	09/16/2026	0	(221)	(221)
USD	10,585	INR	1,020,000	BOA	BUY	96.37	09/16/2026	0	(65)	(65)
USD	11,137	INR	1,080,000	GST	BUY	96.98	09/16/2026	0	(139)	(139)
USD	23,245	INR	2,240,000	BOA	BUY	96.36	09/16/2026	0	(142)	(142)
USD	770,648	INR	75,108,000	PAR	BUY	97.46	11/06/2026	0	(9,674)	(9,674)
USD	379,510	INR	37,136,000	GST	BUY	97.85	11/16/2026	0	(5,954)	(5,954)
USD	569,265	INR	55,704,000	CBK	BUY	97.85	11/19/2026	0	(8,772)	(8,772)
USD	578,338	INR	56,226,000	SCB	BUY	97.22	12/03/2026	0	(4,369)	(4,369)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	578,158	INR	56,226,000	SCB	BUY	97.25	12/04/2026	$0	$(4,495)	$(4,495)
USD	766,525	INR	74,968,000	SCB	BUY	97.80	12/07/2026	0	(10,133)	(10,133)
USD	17,987	JPY	2,900,000	BCY	BUY	161.22	08/04/2026	0	(226)	(226)
USD	268,878	JPY	43,350,000	BCY	BUY	161.22	08/04/2026	0	(3,378)	(3,378)
USD	32,873	JPY	5,300,000	BCY	BUY	161.22	08/04/2026	0	(413)	(413)
USD	204,589	JPY	33,100,000	DBF	BUY	161.79	08/04/2026	0	(3,293)	(3,293)
USD	12,348	JPY	2,000,000	HUS	BUY	161.97	08/04/2026	0	(213)	(213)
USD	255,178	JPY	41,400,000	BOA	BUY	162.24	08/04/2026	0	(4,832)	(4,832)
USD	13,557	JPY	2,200,000	JPM	BUY	162.28	08/04/2026	0	(260)	(260)
USD	16,781	JPY	2,700,000	MSI	BUY	160.90	08/04/2026	0	(176)	(176)
USD	98,853	JPY	15,900,000	BCY	BUY	160.85	08/04/2026	0	(1,006)	(1,006)
USD	64,121	JPY	10,300,000	PAR	BUY	160.63	08/04/2026	0	(567)	(567)
USD	114,695	JPY	18,400,000	UBS	BUY	160.43	08/04/2026	0	(865)	(865)
USD	507,235	JPY	81,700,000	HUS	BUY	161.07	08/04/2026	0	(5,875)	(5,875)
USD	27,962	JPY	4,500,000	DBF	BUY	160.93	08/04/2026	0	(300)	(300)
USD	56,330	JPY	9,100,000	BCY	BUY	161.55	08/04/2026	0	(822)	(822)
USD	64,118	JPY	10,400,000	GST	BUY	162.20	08/04/2026	0	(1,198)	(1,198)
USD	125,030	JPY	20,300,000	GST	BUY	162.36	08/04/2026	0	(2,462)	(2,462)
USD	15,420	JPY	2,500,000	JPM	BUY	162.13	08/04/2026	0	(281)	(281)
USD	194,964	JPY	31,600,000	BCY	BUY	162.08	08/04/2026	0	(3,497)	(3,497)
USD	191,610	JPY	30,900,000	BCY	BUY	161.26	08/04/2026	0	(2,455)	(2,455)
USD	125,368	JPY	20,300,000	GST	BUY	161.92	08/04/2026	0	(2,125)	(2,125)
USD	125,415	JPY	20,300,000	HUS	BUY	161.86	08/04/2026	0	(2,077)	(2,077)
USD	8,028	JPY	1,300,000	JPM	BUY	161.92	08/04/2026	0	(136)	(136)
USD	33,344	JPY	5,400,000	BCY	BUY	161.95	08/04/2026	0	(570)	(570)
USD	21,606	JPY	3,500,000	HUS	BUY	161.99	08/04/2026	0	(376)	(376)
USD	83,510	JPY	13,500,000	PAR	BUY	161.66	08/04/2026	0	(1,276)	(1,276)
USD	126,103	JPY	20,400,000	CBK	BUY	161.77	08/04/2026	0	(2,018)	(2,018)
USD	126,002	JPY	20,400,000	GST	BUY	161.90	08/04/2026	0	(2,119)	(2,119)
USD	15,413	JPY	2,500,000	GST	BUY	162.20	08/04/2026	0	(288)	(288)
USD	358,172	JPY	58,100,000	DBF	BUY	162.21	08/04/2026	0	(6,720)	(6,720)
USD	161,115	JPY	26,200,000	HUS	BUY	162.62	08/04/2026	0	(3,432)	(3,432)
USD	124,058	JPY	20,200,000	HUS	BUY	162.83	08/04/2026	0	(2,806)	(2,806)
USD	123,913	JPY	20,200,000	CBK	BUY	163.02	08/04/2026	0	(2,952)	(2,952)
USD	15,348	JPY	2,500,000	CBK	BUY	162.89	08/04/2026	0	(353)	(353)
USD	31,309	JPY	5,100,000	CBK	BUY	162.89	08/04/2026	0	(721)	(721)
USD	124,229	JPY	20,300,000	BOA	BUY	163.41	08/04/2026	0	(3,263)	(3,263)
USD	124,080	JPY	20,300,000	BOA	BUY	163.60	08/04/2026	0	(3,413)	(3,413)
USD	134,884	JPY	22,100,000	PAR	BUY	163.84	08/04/2026	0	(3,913)	(3,913)
USD	28,104	JPY	4,600,000	CBK	BUY	163.68	08/04/2026	0	(786)	(786)
USD	683,259	JPY	111,800,000	HUS	BUY	163.63	08/04/2026	0	(18,893)	(18,893)
USD	14,055	JPY	2,300,000	RBC	BUY	163.64	08/04/2026	0	(390)	(390)
USD	125,160	JPY	20,500,000	CBK	BUY	163.79	08/04/2026	0	(3,588)	(3,588)
USD	21,390	JPY	3,500,000	PAR	BUY	163.63	08/04/2026	0	(592)	(592)
USD	1,113,223	JPY	182,317,000	PAR	BUY	163.77	08/04/2026	0	(31,804)	(31,804)
USD	16,793	JPY	2,730,000	MSI	BUY	162.57	08/28/2026	0	(385)	(385)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	9,430	JPY	1,534,000	JPM	BUY	162.68	08/28/2026	$0	$(222)	$(222)
USD	20,562	JPY	3,350,000	CBK	BUY	162.93	08/28/2026	0	(517)	(517)
USD	42,351	JPY	6,900,000	CBK	BUY	162.93	08/28/2026	0	(1,065)	(1,065)
USD	15,343	JPY	2,500,000	JPM	BUY	162.94	08/28/2026	0	(387)	(387)
USD	23,016	JPY	3,760,000	JPM	BUY	163.36	08/28/2026	0	(642)	(642)
USD	30,607	JPY	5,000,000	JPM	BUY	163.36	08/28/2026	0	(854)	(854)
USD	19,611	JPY	3,200,000	GST	BUY	163.18	08/28/2026	0	(524)	(524)
USD	13,459	JPY	2,200,000	HUS	BUY	163.46	08/28/2026	0	(384)	(384)
USD	25,266	JPY	4,130,000	HUS	BUY	163.46	08/28/2026	0	(720)	(720)
USD	111,623	JPY	18,250,000	JPM	BUY	163.50	08/28/2026	0	(3,208)	(3,208)
USD	36,698	JPY	6,000,000	JPM	BUY	163.50	08/28/2026	0	(1,055)	(1,055)
USD	39,756	JPY	6,500,000	JPM	BUY	163.50	08/28/2026	0	(1,142)	(1,142)
USD	15,291	JPY	2,500,000	JPM	BUY	163.50	08/28/2026	0	(439)	(439)
USD	311,932	JPY	51,000,000	JPM	BUY	163.50	08/28/2026	0	(8,964)	(8,964)
USD	17,770	JPY	2,900,000	SCB	BUY	163.20	08/28/2026	0	(477)	(477)
USD	3,369	JPY	550,000	JPM	BUY	163.26	08/28/2026	0	(92)	(92)
USD	17,763	JPY	2,900,000	JPM	BUY	163.26	08/28/2026	0	(484)	(484)
USD	235,082	JPY	38,400,000	BOA	BUY	163.35	09/01/2026	0	(6,609)	(6,609)
USD	17,747	JPY	2,900,000	PAR	BUY	163.40	09/01/2026	0	(505)	(505)
USD	317,924	JPY	51,950,000	PAR	BUY	163.40	09/01/2026	0	(9,051)	(9,051)
USD	10,404	JPY	1,700,000	PAR	BUY	163.40	09/01/2026	0	(296)	(296)
USD	1,353,364	JPY	221,145,000	PAR	BUY	163.40	09/01/2026	0	(38,530)	(38,530)
USD	115,061	JPY	18,700,000	PAR	BUY	162.52	09/01/2026	0	(2,637)	(2,637)
USD	109,955	JPY	17,500,000	BCY	BUY	159.16	09/01/2026	0	(190)	(190)
USD	101,798	JPY	16,200,000	UBS	BUY	159.14	09/01/2026	0	(166)	(166)
USD	283,329	JPY	45,100,000	PAR	BUY	159.18	09/16/2026	0	(874)	(874)
USD	15,095	JPY	2,400,000	JPM	BUY	159.00	09/16/2026	0	(29)	(29)
USD	58,039	JPY	9,300,000	DBF	BUY	160.24	09/16/2026	0	(566)	(566)
USD	41,625	JPY	6,700,000	CBK	BUY	160.96	09/16/2026	0	(595)	(595)
USD	12,385	JPY	2,000,000	JPM	BUY	161.48	09/16/2026	0	(218)	(218)
USD	22,903	JPY	3,700,000	BOA	BUY	161.55	09/16/2026	0	(413)	(413)
USD	43,874	JPY	7,100,000	CBK	BUY	161.83	09/16/2026	0	(868)	(868)
USD	77,266	JPY	12,600,000	RBC	BUY	163.07	09/16/2026	0	(2,134)	(2,134)
USD	129,046	KRW	197,860,000	GST	BUY	1,533.25	08/04/2026	0	(9,735)	(9,735)
USD	84,212	KRW	130,040,000	CBK	BUY	1,544.21	08/04/2026	0	(6,999)	(6,999)
USD	33,785	KRW	52,060,000	CBK	BUY	1,540.90	08/04/2026	0	(2,730)	(2,730)
USD	166,660	KRW	256,640,000	BCY	BUY	1,539.91	08/04/2026	0	(13,350)	(13,350)
USD	73,718	KRW	113,260,000	HUS	BUY	1,536.40	08/04/2026	0	(5,724)	(5,724)
USD	81,650	KRW	125,080,000	SCB	BUY	1,531.91	08/04/2026	0	(6,082)	(6,082)
USD	37,047	KRW	56,050,000	BCY	BUY	1,512.95	08/04/2026	0	(2,267)	(2,267)
USD	241,741	KRW	366,310,000	HUS	BUY	1,515.29	08/04/2026	0	(15,193)	(15,193)
USD	36,995	KRW	56,050,000	HUS	BUY	1,515.06	08/04/2026	0	(2,319)	(2,319)
USD	55,824	KRW	84,110,000	HUS	BUY	1,506.70	08/04/2026	0	(3,172)	(3,172)
USD	768	KRW	1,160,000	BOA	BUY	1,511.35	08/04/2026	0	(46)	(46)
USD	38,948	KRW	58,500,000	HUS	BUY	1,502.00	08/04/2026	0	(2,084)	(2,084)
USD	312,794	KRW	468,000,000	GST	BUY	1,496.20	08/04/2026	0	(15,465)	(15,465)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	147,806	KRW	220,830,000	MSI	BUY	1,494.05	08/04/2026	$0	$(7,086)	$(7,086)
USD	46,063	KRW	68,700,000	JPM	BUY	1,491.42	08/04/2026	0	(2,123)	(2,123)
USD	109,164	KRW	161,300,000	HUS	BUY	1,477.61	08/04/2026	0	(3,974)	(3,974)
USD	73,442	KRW	108,210,000	MSI	BUY	1,473.40	08/04/2026	0	(2,457)	(2,457)
USD	139,213	KRW	203,450,000	CBK	BUY	1,461.43	08/04/2026	0	(3,489)	(3,489)
USD	192,827	KRW	279,050,000	BOA	BUY	1,447.16	08/04/2026	0	(2,901)	(2,901)
USD	50,383	KRW	74,100,000	SCB	BUY	1,470.74	08/28/2026	0	(1,147)	(1,147)
USD	14,984	KRW	22,000,000	GST	BUY	1,468.21	08/28/2026	0	(315)	(315)
USD	4,087	KRW	6,000,000	GST	BUY	1,468.21	08/28/2026	0	(86)	(86)
USD	201,107	KRW	295,270,000	GST	BUY	1,468.21	08/28/2026	0	(4,227)	(4,227)
USD	7,602	KRW	11,100,000	BCY	BUY	1,460.11	08/28/2026	0	(117)	(117)
USD	24,656	KRW	36,000,000	BCY	BUY	1,460.11	08/28/2026	0	(379)	(379)
USD	200,350	KRW	290,460,000	JPM	BUY	1,449.76	09/01/2026	0	(1,657)	(1,657)
USD	214	KRW	310,000	JPM	BUY	1,449.76	09/01/2026	0	(2)	(2)
USD	13,471	KRW	19,530,000	JPM	BUY	1,449.76	09/01/2026	0	(111)	(111)
USD	282,571	KRW	409,660,000	JPM	BUY	1,449.76	09/01/2026	0	(2,337)	(2,337)
USD	62,039	KRW	95,200,000	HUS	BUY	1,534.52	09/16/2026	0	(4,191)	(4,191)
USD	352	KRW	540,000	BOA	BUY	1,532.43	09/16/2026	0	(23)	(23)
USD	10,781	KRW	16,620,000	HUS	BUY	1,541.57	09/16/2026	0	(781)	(781)
USD	431	KRW	660,000	BOA	BUY	1,530.53	09/16/2026	0	(28)	(28)
USD	165,537	MXN	2,920,000	BCY	BUY	17.64	08/04/2026	0	(2,759)	(2,759)
USD	178,171	MXN	3,130,000	DBF	BUY	17.57	08/04/2026	0	(2,228)	(2,228)
USD	543,336	MXN	9,545,000	DBF	BUY	17.57	08/04/2026	0	(6,795)	(6,795)
USD	2,277	MXN	40,000	MSI	BUY	17.57	08/04/2026	0	(29)	(29)
USD	96,453	MXN	1,690,000	HUS	BUY	17.52	08/04/2026	0	(951)	(951)
USD	41,880	MXN	730,000	HUS	BUY	17.43	08/04/2026	0	(194)	(194)
USD	65,270	MXN	1,140,000	SSB	BUY	17.47	08/04/2026	0	(435)	(435)
USD	99,361	MXN	1,730,000	PAR	BUY	17.41	08/04/2026	0	(349)	(349)
USD	45,025	MXN	790,000	GST	BUY	17.55	08/04/2026	0	(508)	(508)
USD	99,440	MXN	1,740,000	PAR	BUY	17.50	08/04/2026	0	(846)	(846)
USD	601,462	MXN	10,510,000	CBK	BUY	17.47	08/04/2026	0	(4,288)	(4,288)
USD	31,978	MXN	560,000	SSB	BUY	17.51	08/28/2026	0	(233)	(233)
USD	1,179,597	MXN	20,665,000	DBF	BUY	17.52	09/01/2026	0	(8,632)	(8,632)
USD	54,456	MXN	954,000	DBF	BUY	17.52	09/01/2026	0	(398)	(398)
USD	569	MXN	10,000	JPM	BUY	17.56	09/17/2026	0	(5)	(5)
USD	85,840	MXN	1,510,000	BOA	BUY	17.59	09/17/2026	0	(869)	(869)
USD	1,015	NOK	10,000	UBS	BUY	9.86	08/04/2026	0	(40)	(40)
USD	89,950	NOK	880,000	UBS	BUY	9.78	08/04/2026	0	(2,836)	(2,836)
USD	135,874	NOK	1,330,000	CBK	BUY	9.79	08/04/2026	0	(4,359)	(4,359)
USD	161,583	NOK	1,570,000	BCY	BUY	9.72	08/04/2026	0	(3,955)	(3,955)
USD	44,011	NOK	430,000	GST	BUY	9.77	08/04/2026	0	(1,327)	(1,327)
USD	84,862	NOK	830,000	GST	BUY	9.78	08/04/2026	0	(2,652)	(2,652)
USD	115,739	NOK	1,120,000	UBS	BUY	9.68	08/04/2026	0	(2,352)	(2,352)
USD	206,860	NOK	2,000,000	GST	BUY	9.67	08/04/2026	0	(4,017)	(4,017)
USD	61,550	NOK	590,000	MSI	BUY	9.59	08/04/2026	0	(658)	(658)
USD	31,505	NOK	305,000	UBS	BUY	9.68	08/04/2026	0	(654)	(654)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	7,231	NOK	70,000	UBS	BUY	9.68	08/04/2026	$0	$(150)	$(150)
USD	10,200	NOK	98,000	RBC	BUY	9.61	08/28/2026	0	(129)	(129)
USD	69,170	NOK	670,000	GST	BUY	9.69	08/28/2026	0	(1,449)	(1,449)
USD	13,752	NOK	133,000	UBS	BUY	9.67	08/28/2026	0	(266)	(266)
USD	1,033	NOK	10,000	UBS	BUY	9.68	09/01/2026	0	(21)	(21)
USD	40,064	NOK	388,000	UBS	BUY	9.68	09/01/2026	0	(830)	(830)
USD	136,849	NOK	1,320,000	GST	BUY	9.65	09/01/2026	0	(2,273)	(2,273)
USD	206,150	NOK	1,970,000	GST	BUY	9.56	09/01/2026	0	(1,479)	(1,479)
USD	142,096	NZD	250,000	PAR	BUY	1.76	08/04/2026	0	(4,817)	(4,817)
USD	166,392	NZD	295,000	UBS	BUY	1.77	08/04/2026	0	(6,965)	(6,965)
USD	104,450	NZD	185,000	UBS	BUY	1.77	08/04/2026	0	(4,265)	(4,265)
USD	15,799	NZD	28,000	CBK	BUY	1.77	08/04/2026	0	(655)	(655)
USD	175,528	NZD	310,000	GST	BUY	1.77	08/04/2026	0	(6,644)	(6,644)
USD	113,683	NZD	200,000	BCY	BUY	1.76	08/04/2026	0	(3,847)	(3,847)
USD	68,570	NZD	120,000	BCY	BUY	1.75	08/04/2026	0	(1,948)	(1,948)
USD	55,886	NZD	98,000	UBS	BUY	1.75	08/04/2026	0	(1,703)	(1,703)
USD	114,769	NZD	200,000	BCY	BUY	1.74	08/04/2026	0	(2,761)	(2,761)
USD	115,510	NZD	200,000	UBS	BUY	1.73	08/04/2026	0	(2,020)	(2,020)
USD	115,817	NZD	200,000	BCY	BUY	1.73	08/04/2026	0	(1,713)	(1,713)
USD	215,568	NZD	370,000	CBK	BUY	1.72	08/04/2026	0	(1,862)	(1,862)
USD	45,050	NZD	77,000	CBK	BUY	1.71	08/04/2026	0	(199)	(199)
USD	121,692	NZD	208,000	PAR	BUY	1.71	08/04/2026	0	(539)	(539)
USD	109,748	NZD	188,000	UBS	BUY	1.71	08/04/2026	0	(731)	(731)
USD	109,767	NZD	188,000	PAR	BUY	1.71	08/04/2026	0	(712)	(712)
USD	92,224	NZD	158,000	UBS	BUY	1.71	08/04/2026	0	(625)	(625)
USD	126,093	NZD	216,000	UBS	BUY	1.71	08/04/2026	0	(839)	(839)
USD	57,342	NZD	98,000	UBS	BUY	1.71	08/04/2026	0	(248)	(248)
USD	56,746	NZD	97,000	PAR	BUY	1.71	08/04/2026	0	(256)	(256)
USD	52,413	NZD	90,000	UBS	BUY	1.72	08/04/2026	0	(476)	(476)
USD	104,000	NZD	180,000	PAR	BUY	1.73	08/04/2026	0	(1,777)	(1,777)
USD	268,372	NZD	465,000	GST	BUY	1.73	08/04/2026	0	(4,885)	(4,885)
USD	16,191	NZD	28,000	CBK	BUY	1.73	09/01/2026	0	(278)	(278)
USD	192,554	NZD	333,000	CBK	BUY	1.73	09/01/2026	0	(3,305)	(3,305)
USD	579,395	NZD	1,002,000	CBK	BUY	1.73	09/01/2026	0	(9,946)	(9,946)
USD	108,424	PLN	409,000	UBS	BUY	3.77	08/04/2026	0	(835)	(835)
USD	17,266	PLN	65,000	DBF	BUY	3.76	08/04/2026	0	(98)	(98)
USD	37,222	PLN	140,000	BCY	BUY	3.76	08/04/2026	0	(177)	(177)
USD	24,659	PLN	93,000	BCY	BUY	3.77	08/04/2026	0	(185)	(185)
USD	73,535	PLN	277,000	BCY	BUY	3.77	08/04/2026	0	(461)	(461)
USD	22,485	PLN	85,000	GST	BUY	3.78	08/04/2026	0	(221)	(221)
USD	1,842,978	PLN	7,000,000	BCY	BUY	3.80	08/04/2026	0	(26,980)	(26,980)
USD	13,150	PLN	50,000	BCY	BUY	3.80	08/28/2026	0	(206)	(206)
USD	15,014	PLN	57,000	SCB	BUY	3.80	08/28/2026	0	(212)	(212)
USD	270,988	PLN	1,015,000	BCY	BUY	3.75	09/01/2026	0	(140)	(140)
USD	143,536	SEK	1,400,000	BCY	BUY	9.75	08/04/2026	0	(3,215)	(3,215)
USD	296,793	SEK	2,880,000	GST	BUY	9.70	08/04/2026	0	(5,093)	(5,093)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	19,168	SEK	186,000	GST	BUY	9.70	08/04/2026	$0	$(329)	$(329)
USD	5,359	SEK	52,000	GST	BUY	9.70	08/04/2026	0	(92)	(92)
USD	107,056	SEK	1,040,000	BCY	BUY	9.71	08/04/2026	0	(1,959)	(1,959)
USD	98,870	SEK	960,000	UBS	BUY	9.71	08/04/2026	0	(1,759)	(1,759)
USD	13,382	SEK	130,000	DBF	BUY	9.71	08/04/2026	0	(245)	(245)
USD	145,301	SEK	1,400,000	BCY	BUY	9.63	08/04/2026	0	(1,450)	(1,450)
USD	167,045	SEK	1,610,000	UBS	BUY	9.64	08/04/2026	0	(1,718)	(1,718)
USD	23,774	SEK	230,000	SCB	BUY	9.67	08/04/2026	0	(335)	(335)
USD	154,052	SEK	1,480,000	GST	BUY	9.61	08/04/2026	0	(1,084)	(1,084)
USD	17,580	SEK	170,000	MSI	BUY	9.67	08/04/2026	0	(240)	(240)
USD	36,565	SEK	350,000	CBK	BUY	9.57	08/04/2026	0	(122)	(122)
USD	242,862	SEK	2,350,000	UBS	BUY	9.68	08/04/2026	0	(3,469)	(3,469)
USD	82,476	SEK	800,000	BCY	BUY	9.70	08/04/2026	0	(1,382)	(1,382)
USD	137,123	SEK	1,330,000	GST	BUY	9.70	08/04/2026	0	(2,290)	(2,290)
USD	129,133	SEK	1,260,000	BCY	BUY	9.76	08/04/2026	0	(2,942)	(2,942)
USD	230,972	SEK	2,250,000	UBS	BUY	9.74	08/04/2026	0	(4,877)	(4,877)
USD	79,158	SEK	770,000	BCY	BUY	9.73	08/04/2026	0	(1,555)	(1,555)
USD	154,586	SEK	1,500,000	BCY	BUY	9.70	08/04/2026	0	(2,647)	(2,647)
USD	10,316	SEK	100,000	UBS	BUY	9.69	08/04/2026	0	(166)	(166)
USD	104,207	SEK	1,010,000	UBS	BUY	9.69	08/04/2026	0	(1,663)	(1,663)
USD	67,038	SEK	650,000	UBS	BUY	9.70	08/04/2026	0	(1,096)	(1,096)
USD	44,885	SEK	436,000	GST	BUY	9.71	08/28/2026	0	(875)	(875)
USD	73,621	SEK	715,000	GST	BUY	9.71	08/28/2026	0	(1,421)	(1,421)
USD	3,913	SEK	38,000	GST	BUY	9.71	08/28/2026	0	(76)	(76)
USD	20,181	SEK	196,000	GST	BUY	9.71	08/28/2026	0	(390)	(390)
USD	20,181	SEK	196,000	GST	BUY	9.71	08/28/2026	0	(390)	(390)
USD	1,385,304	SEK	13,454,000	GST	BUY	9.71	08/28/2026	0	(26,748)	(26,748)
USD	900,836	SEK	8,721,000	UBS	BUY	9.68	09/01/2026	0	(14,660)	(14,660)
USD	20,246	SEK	196,000	UBS	BUY	9.68	09/01/2026	0	(329)	(329)
USD	10,329	SEK	100,000	UBS	BUY	9.68	09/01/2026	0	(168)	(168)
USD	5,371	SEK	52,000	UBS	BUY	9.68	09/01/2026	0	(87)	(87)
USD	100,959	SEK	970,000	UBS	BUY	9.61	09/01/2026	0	(868)	(868)
USD	101,267	SEK	970,000	BCY	BUY	9.58	09/01/2026	0	(559)	(559)
USD	149,966	TRY	7,470,000	PAR	BUY	49.81	09/16/2026	0	(1,544)	(1,544)
USD	266,856	TRY	13,215,000	BCY	BUY	49.52	09/16/2026	0	(1,175)	(1,175)
USD	144,444	ZAR	2,400,000	GST	BUY	16.62	08/04/2026	0	(560)	(560)
USD	636,671	ZAR	10,580,000	GST	BUY	16.62	08/04/2026	0	(2,556)	(2,556)
USD	528,007	ZAR	8,880,000	CBK	BUY	16.82	08/04/2026	0	(8,508)	(8,508)
USD	13,334	ZAR	223,000	HUS	BUY	16.72	08/28/2026	0	(114)	(114)
USD	805,112	ZAR	13,480,000	MSI	BUY	16.74	09/01/2026	0	(7,552)	(7,552)
USD	108,822	ZAR	1,830,000	BCY	BUY	16.82	09/01/2026	0	(1,502)	(1,502)
USD	64,309	COP	223,344,000	GST	BUY	3,472.95	08/04/2026	0	(6,671)	(6,671)
USD	130,491	COP	453,456,000	UBS	BUY	3,475.00	08/04/2026	0	(13,619)	(13,619)
USD	1,682	COP	5,800,000	BOA	BUY	3,448.87	08/04/2026	0	(162)	(162)
USD	47,783	COP	164,800,000	BOA	BUY	3,448.87	08/04/2026	0	(4,591)	(4,591)
USD	37,648	COP	122,826,000	UBS	BUY	3,262.54	08/04/2026	0	(1,387)	(1,387)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	44,459	COP	145,158,000	BOA	BUY	3,264.99	08/04/2026	$0	$(1,673)	$(1,673)
USD	88,850	COP	290,316,000	CBK	BUY	3,267.55	08/04/2026	0	(3,414)	(3,414)
USD	47,394	COP	154,600,000	BOA	BUY	3,262.00	08/04/2026	0	(1,738)	(1,738)
USD	251,549	COP	810,300,000	DBF	BUY	3,221.23	08/04/2026	0	(5,968)	(5,968)
USD	29,765	COP	95,100,000	MSI	BUY	3,194.99	08/04/2026	0	(458)	(458)
USD	21,904	COP	71,000,000	CBK	BUY	3,241.49	08/28/2026	0	(535)	(535)
USD	1,803	COP	5,800,000	MSI	BUY	3,216.67	09/01/2026	0	(28)	(28)
USD	655,589	COP	2,108,800,000	MSI	BUY	3,216.67	09/01/2026	0	(10,288)	(10,288)
USD	34,466	HKD	270,000	SCB	BUY	7.83	09/01/2026	0	(1)	(1)
USD	50,554	IDR	912,000,000	HUS	BUY	18,040.77	08/04/2026	0	(129)	(129)
USD	45,598	IDR	826,000,000	DBF	BUY	18,115.94	08/04/2026	0	(307)	(307)
USD	14,402	IDR	261,000,000	GST	BUY	18,122.51	09/01/2026	0	(17)	(17)
USD	12,056	IDR	219,000,000	BOA	BUY	18,165.30	09/16/2026	0	(27)	(27)
USD	20,778	IDR	377,000,000	HUS	BUY	18,145.53	09/16/2026	0	(22)	(22)
USD	36,550	PEN	125,000	DBF	BUY	3.42	08/04/2026	0	(245)	(245)
USD	49,668	PEN	170,000	GST	BUY	3.42	08/04/2026	0	(373)	(373)
USD	41,050	PEN	140,000	CBK	BUY	3.41	08/04/2026	0	(161)	(161)
USD	252,133	PEN	860,000	PAR	BUY	3.41	08/04/2026	0	(1,017)	(1,017)
USD	145,487	PHP	8,930,000	CBK	BUY	61.38	08/04/2026	0	(390)	(390)
USD	145,057	PHP	8,950,000	GST	BUY	61.70	08/04/2026	0	(1,148)	(1,148)
USD	195,893	PHP	12,020,000	CBK	BUY	61.36	08/04/2026	0	(462)	(462)
USD	406,274	SGD	525,000	GST	BUY	1.29	08/04/2026	0	(2,668)	(2,668)
USD	585,808	SGD	757,000	GST	BUY	1.29	08/04/2026	0	(3,848)	(3,848)
USD	328,888	SGD	425,000	GST	BUY	1.29	08/04/2026	0	(2,160)	(2,160)
USD	228,697	SGD	295,000	BCY	BUY	1.29	08/04/2026	0	(1,089)	(1,089)
USD	228,585	SGD	295,000	PAR	BUY	1.29	08/04/2026	0	(1,202)	(1,202)
USD	383,481	SGD	495,000	JPM	BUY	1.29	08/04/2026	0	(2,093)	(2,093)
USD	383,608	SGD	495,000	BOA	BUY	1.29	08/04/2026	0	(1,966)	(1,966)
USD	213,277	SGD	275,000	BOA	BUY	1.29	08/04/2026	0	(931)	(931)
USD	765,133	SGD	987,000	BOA	BUY	1.29	09/01/2026	0	(5,189)	(5,189)
USD	422,490	SGD	545,000	BOA	BUY	1.29	09/01/2026	0	(2,865)	(2,865)
USD	151,783	SGD	195,000	BOA	BUY	1.28	09/01/2026	0	(408)	(408)
USD	215,659	THB	7,280,000	BCY	BUY	33.76	08/04/2026	0	(2,354)	(2,354)
USD	32,176	THB	1,080,000	MSI	BUY	33.57	08/04/2026	0	(167)	(167)
USD	214,301	THB	7,190,000	MSI	BUY	33.55	09/01/2026	0	(1,489)	(1,489)
USD	255,056	TWD	8,260,000	HUS	BUY	32.38	08/04/2026	0	(521)	(521)
USD	216,305	TWD	7,010,000	GST	BUY	32.41	08/04/2026	0	(596)	(596)
USD	4,320	TWD	140,000	GST	BUY	32.41	08/04/2026	0	(12)	(12)
USD	62,793	TWD	2,035,000	GST	BUY	32.41	08/04/2026	0	(173)	(173)
USD	72,929	TWD	2,365,000	GST	BUY	32.43	08/04/2026	0	(248)	(248)
USD	735,931	TWD	23,822,000	PAR	BUY	32.37	08/28/2026	0	(2,602)	(2,602)
USD	72,893	TWD	2,365,000	GST	BUY	32.44	09/01/2026	0	(426)	(426)
USD	107,721	TWD	3,495,000	UBS	BUY	32.44	09/01/2026	0	(629)	(629)
ZAR	1,810,000	USD	109,682	GST	SELL	16.50	08/04/2026	0	(325)	(325)
ZAR	2,730,000	USD	165,610	BCY	SELL	16.48	08/04/2026	0	(667)	(667)
ZAR	1,880,000	USD	113,968	BCY	SELL	16.50	08/04/2026	0	(382)	(382)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
ZAR	1,630,000	USD	99,398	BOA	SELL	16.40	08/04/2026	$0	$(916)	$(916)
ZAR	650,000	USD	39,708	SCB	SELL	16.37	08/04/2026	0	(436)	(436)
ZAR	2,110,000	USD	129,009	BCY	SELL	16.36	08/04/2026	0	(1,527)	(1,527)
ZAR	1,690,000	USD	102,856	CBK	SELL	16.43	08/04/2026	0	(749)	(749)
ZAR	2,040,000	USD	124,163	GST	SELL	16.43	08/04/2026	0	(910)	(910)
ZAR	3,270,000	USD	198,193	CBK	SELL	16.50	09/01/2026	0	(1,055)	(1,055)
Total Unrealized Depreciation on Forward Currency Contracts								$0	$(1,308,217)	$(1,308,217)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
10YR Euro-Bund Bonds	BUY	EUR	8	$92	08/2026	$0	$(92)	$(92)
10YR Euro-Bund Bonds	BUY	EUR	8	1,381	08/2026	0	(989)	(989)
10YR Euro-Bund Bonds	SELL	EUR	2	286,165	09/2026	0	(6,685)	(6,685)
10YR U.S. Treasury Notes	BUY	USD	2	216,000	09/2026	0	(1,594)	(1,594)
3 Month EURIBOR	BUY	EUR	29	0	09/2026	0	(1,036)	(1,036)
3 Month EURIBOR	BUY	EUR	53	762	09/2026	0	(6,026)	(6,026)
3YR Korea Treasury Bonds	SELL	KRW	6	434,439	09/2026	0	(1,452)	(1,452)
5YR U.S. Treasury Notes	BUY	USD	23	2,437,461	09/2026	0	(21,961)	(21,961)
Brent Crude Oil	BUY	USD	1	82,230	10/2026	0	(2,880)	(2,880)
Canola	BUY	CAD	11	118,904	11/2026	0	(3,556)	(3,556)
Cocoa	SELL	GBP	3	161,934	09/2026	0	(27,884)	(27,884)
Cocoa	SELL	USD	3	161,910	09/2026	0	(32,790)	(32,790)
Corn	BUY	USD	16	391,000	05/2027	0	(7,800)	(7,800)
Corn	SELL	USD	26	572,975	09/2026	0	(12,288)	(12,288)
Cotton	SELL	USD	7	286,265	12/2026	0	(8,780)	(8,780)
E-Micro Gold	SELL	USD	7	287,490	12/2026	0	(1,405)	(1,405)
E-Mini Nasdaq 100 Index	SELL	USD	3	170,426	09/2026	0	(14,897)	(14,897)
E-Mini Russell 2000 Index	SELL	USD	5	734,500	09/2026	0	(1,040)	(1,040)
E-Mini S&P 500 Index	BUY	USD	5	187,981	09/2026	0	(1,397)	(1,397)
Euro Stoxx 50 Index	SELL	EUR	9	659,921	09/2026	0	(7,823)	(7,823)
Euro-Oat	BUY	EUR	8	1,078,111	09/2026	0	(5,376)	(5,376)
Euro-Schatz	SELL	EUR	40	4,853,250	09/2026	0	(5,091)	(5,091)
Hang Seng Index	SELL	HKD	1	165,400	08/2026	0	(3,924)	(3,924)
Lean Hogs	SELL	USD	5	169,700	10/2026	0	(1,150)	(1,150)
Live Cattle	BUY	USD	2	343,775	09/2026	0	(7,050)	(7,050)
Live Cattle	BUY	USD	3	271,800	04/2027	0	(13,990)	(13,990)
LME Aluminum	BUY	USD	4	319,367	08/2026	0	(35,922)	(35,922)
LME Aluminum	SELL	USD	4	319,367	08/2026	0	(10,668)	(10,668)
LME Aluminum	SELL	USD	1	79,710	09/2026	0	(448)	(448)
LME Copper	SELL	USD	1	346,462	08/2026	0	(3,077)	(3,077)
LME Copper	SELL	USD	1	345,778	09/2026	0	(7,155)	(7,155)
LME Lead	SELL	USD	8	371,922	09/2026	0	(503)	(503)
LME Nickel	SELL	USD	1	103,028	09/2026	0	(2,748)	(2,748)
LME Tin	SELL	USD	1	274,945	08/2026	0	(13,853)	(13,853)
LME Tin	SELL	USD	1	275,740	09/2026	0	(13,079)	(13,079)
LME Zinc	SELL	USD	4	370,665	08/2026	0	(11,202)	(11,202)
Micro Copper	SELL	USD	12	193,965	08/2026	0	(1,383)	(1,383)
Natural Gas	BUY	USD	18	510,120	04/2027	0	(2,340)	(2,340)
Rapeseed	BUY	EUR	11	324,628	10/2026	0	(17,546)	(17,546)
SFE 90 Day Australian Bank Accepted Bills	SELL	AUD	10	6,944,899	12/2026	0	(1,473)	(1,473)
Soybean	BUY	USD	4	237,500	11/2026	0	(1,450)	(1,450)
Soybean Oil	BUY	USD	3	120,420	12/2026	0	(4,824)	(4,824)
Soybean Oil	BUY	USD	7	279,594	05/2027	0	(16,685)	(16,685)
Sugar	BUY	USD	4	92,320	09/2026	0	(1,080)	(1,080)
Sugar	SELL	USD	31	508,995	09/2026	0	(2,352)	(2,352)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Derivative Liabilities
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
TOPIX Index	SELL	JPY	1	$250,369	09/2026	$0	$(2,449)	$(2,449)
Ultra Long U.S. Treasury Bonds	BUY	USD	45	4,935,937	09/2026	0	(144,269)	(144,269)
Wheat	BUY	EUR	2	26,233	12/2026	0	(1,224)	(1,224)
Wheat	BUY	USD	7	238,788	05/2027	0	(6,650)	(6,650)
Wheat	SELL	USD	3	95,888	09/2026	0	(4,313)	(4,313)
WTI Crude Oil	BUY	USD	11	787,930	04/2027	0	(5,634)	(5,634)
Total Futures Contracts						$0	$(511,283)	$(511,283)
Total Derivative Liabilities						$(1,653,323)	$(8,366,261)	$(6,712,938)

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AMX	Armenia Stock Exchange
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BIBOR	Bangkok Interbank Offered Rate
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BUBOR	Budapest Interbank Offered Rate
CAG	Credit Agricole
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
IG	Investment Grade
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
LLC	Limited Liability Company
LME	London Metal Exchange
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OIS	Overnight Index Swap
PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Notes to consolidated Schedule of Investments (Unaudited)
July 31, 2026
1. Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”)  is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.
The Fund’s investment objective is to seek to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is limited to 25% of the Fund’s total assets due to the issuer diversification requirements of the Internal Revenue Code of 1986, as amended  (the “Code”).
The Fund currently offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment adviser to the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the  “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2. Summary of Significant Accounting Policies

The consolidated Schedule of Investments has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated Schedule of Investments.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants. It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.

Wellington Global Multi-Strategy Fund
Notes to consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Security Valuation (continued)
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability. The determination of “observable” requires judgment.  In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable. Unobservable inputs may be used when observable inputs are not available.  In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables. The income approach is generally based on expected cash flows or earnings.  Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment.  In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs. Certain fixed income securities are valued on the basis of quotations from broker-dealers. Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data. Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded. Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid price is utilized to value the option. Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates. Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs. Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest

Wellington Global Multi-Strategy Fund
Notes to consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Security Valuation (continued)
rates. Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing. Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest. Regulated investment companies are valued at the daily net asset value per share. Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. Exchange traded funds (“ETFs”) are valued based on their closing sales price on the market on which they primarily trade.  Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy. The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Declaration of Trust. The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions. These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale. Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material. Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of July 31, 2026, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$57,588	$353,550	$—	$411,138
Convertible Preferred Stock	141,744	—	—	141,744
Fixed Income	—	32,950,972	—	32,950,972
Fixed Income Sell-Buyback Agreements	—	261,010,943	—	261,010,943
Convertible Bonds	—	201,768	—	201,768
Bank Loans	—	3,696,937	—	3,696,937
Short-Term Investments	—	12,104,069	—	12,104,069
Purchased Options Contracts	596,779	84,451	—	681,230
Purchased Swaptions Contracts	—	1,831,274	—	1,831,274
Bi-Lateral Credit Default Swaps	—	26,233	—	26,233
Centrally Cleared Credit Default Swaps*	—	415,449	—	415,449
Bi-Lateral Cross Currency Swaps	—	4,785	—	4,785
Centrally Cleared Interest Rate Swaps*	—	1,658,571	—	1,658,571
Total Return Swaps	—	3,492,042	—	3,492,042
Forward Currency Contracts	—	1,311,313	—	1,311,313
Futures Contracts*	673,267	—	—	673,267
Total	$1,469,378	$319,142,357	$—	$320,611,735

Liabilities
Securities Sold Short	$—	$276,530,112	$—	$276,530,112

Wellington Global Multi-Strategy Fund
Notes to consolidated Schedule of Investments (Unaudited) (continued)
July 31, 2026
Security Valuation (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options Contracts	$298,388	$59,773	$—	$358,161
Written Swaptions Contracts	—	119,518	—	119,518
Bi-Lateral Credit Default Swaps	—	29,603	—	29,603
Centrally Cleared Credit Default Swaps*	—	735,531	—	735,531
Centrally Cleared Interest Rate Swaps*	—	1,379,724	—	1,379,724
Total Return Swaps	—	3,924,224	—	3,924,224
Forward Currency Contracts	—	1,308,217	—	1,308,217
Futures Contracts*	511,283	—	—	511,283
Total	$809,671	$284,086,702	$—	$284,896,373

*	Amounts, or a portion thereof, reflect cumulative appreciation/(depreciation) of futures and centrally cleared swaps, as applicable, as disclosed on the consolidated Schedule of Investments.
Additional information regarding categorization of investments can be found on the consolidated Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended July 31, 2026.
3. Federal Income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.